As filed with Securities and Exchange Commission on April 28, 2020.
File Nos. 002-32783
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 80	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 275	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3150
American Home Assurance Company
(Name of Guarantor)
175 Water Street, New York, NY 10038
(Address of Guarantor’s Principal Offices) (Zip Code)
Guarantor’s Telephone Number, including Area Code: (212) 770-7000
Johnpaul S. Van Maele
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on April 30, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: (i) Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under certain variable annuity contracts.

The Variable Annuity Life Insurance Company Separate Account A
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary of Terms
3.	Synopsis	Fee Tables; Highlights
4.	Condensed Financial Information	Fee Tables; Selected Purchase Unit Data
5.	General Description of Registrant, Depositor and Portfolio Companies	General Information; Fixed Account Option; Variable Account Option(s)
6.	Deductions	Fee Tables; Fees and Charges
7.	General Description of Variable Annuity Contracts	Highlights; General Information; Purchase Period; Transfers Between Investment Options; Other Contract Features
8.	Annuity Period	Payout Period
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchase Period; Surrender of Account Value
11.	Redemptions	Surrender of Account Value
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Legal Proceedings
14.	Table of Contents of Statement of Additional Information	Table of Contents of Statement of Additional Information

Part B — Statement of Additional Information
Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a “P” are made by reference to the captions in the Prospectus.
Item Number in Form N-4		Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information (P); Fixed Account Option (P); Variable Account Option(s) (P)
18.	Services	General Information (P); Experts
19.	Purchase of Securities Being Offered	Purchase Period (P)
20.	Underwriters	Distribution of Variable Annuity Contracts; General Information (P)
21.	Calculation of Performance Data	Not Applicable
22.	Annuity Payments	Payout Period (P); Purchase Unit Value; Payout Payments
23.	Financial Statements	General Information (P); Experts
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

The Variable Annuity Life Insurance Company

Separate Account A

Units of Interest under Group Unit Purchase and

Group Fixed and Variable Deferred Annuity Contracts

GUP and GTS-VA

Prospectus	April 30, 2020

Group Unit Purchase Contracts, or GUP, and Group Variable Annuity Deferred Contracts, or GTS-VA (the "Contracts"), consist of flexible and single Purchase Payment group fixed and variable deferred annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored qualified retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. The Contracts described in this prospectus were formerly offered through Separate Account One and Separate Account Two of VALIC.

The Contracts permit you to invest in and receive retirement benefits in the Fixed Account Option and the Variable Account Option described in this prospectus. The Variable Account Option invests in the Stock Index Fund, a separate portfolio of VALIC Company I.

Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A ("Separate Account") are paid from our general account (and not the Separate Account). Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

This prospectus provides information employers and Participants should know before investing in the Contracts and will help Participants make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information ("SAI"), dated April 30, 2020, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the SAI is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet web site (http://www.sec.gov).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for variable account options available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a web site, and you will be notified by mail each time a report is posted and provided with a web site link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from VALIC electronically by contacting us at 1-800- 448-2542 or logging into your account at VALIC Online at www.valic.com .

You may elect to receive all future reports in paper free of charge. You can inform VALIC that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all variable account options available under your Contract.

Investment in the Contracts is subject to risk that may cause the value of the owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Glossary of Terms

Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant. Other specific terms we use in this prospectus are:

Account Value – the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant – the individual (in most cases, you) to whom Payout Payments will be paid.

Assumed Investment Rate – the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option.

Beneficiary – the individual designated to receive Payout Payments upon the death of the Annuitant.

Business Day – any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ('Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

Contract Owner – the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Division – the portion of the Separate Account invested in

aparticular Mutual Fund. Each Division is a sub-account of VALIC Separate Account A.

Fixed Account Option – an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

Home Office – located at 2929 Allen Parkway, Houston, Texas 77019.

Mutual Fund or Fund – the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant – the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

Participant Year – a 12-month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

Payout Payments – annuity payments withdrawn in a steady stream during the Payout Period.

Payout Period – the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

Payout Unit – a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death – a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to

VALIC.

Purchase Payments – an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Purchase Period – the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender).

Purchase Unit – a unit of interest owned by you in your Variable Account Option.

Systematic Withdrawals – payments withdrawn on a regular basis during the Purchase Period.

VALIC Separate Account A or Separate Account - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Option – investment options that correspond to Separate Account Divisions offered by the Contracts.

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Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

	GUP	GTS-VA
	Contracts	Contracts
Contract Owner/Participant Transaction Expenses
Maximum Sales and Administrative Charge
(as a percentage of Purchase Payments)	5.00%	5.00%
Maximum Loan Application Fee (per loan)	$60	$60
State Premium Taxes (as a percentage of the amount annuitized)	0-3.5%	0-3.5%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Separate Account Annual Expenses	GUP	GTS-VA
(as a percentage of average daily account value invested in the Separate	Contracts	Contracts
Account
Mortality and Expense Risk Fee	1.00%	0.70%(1)
Total Separate Account Expenses (2)	1.00%	0.70%

(1)The Mortality and Expense Risk Fee may vary depending upon the total assets attributable to the GTS-VA Contracts but will never exceed 0.70%. See footnote (2) below and "Fees and Charges– Separate Account Charges" for more information.

(2)The Company has agreed to a permanent guaranteed expense limitation on the Total Separate Account Expenses for the GUP Contracts and the GTS-VA Contracts. Pursuant to the expense limitation, the Company will limit the Total Separate Account Expenses to the extent necessary so that the sum of the Mortality and Expense Risk Fee and the Total Annual Mutual Fund Operating Expenses of the VALIC Company I Stock Index Fund does not exceed the following annual rates:

∙For the GUP Contracts: 1.42% of total net assets in the Separate Account attributable to the GUP Contracts; and

∙For the GTS-VA Contracts: 0.70% of the total net assets in the Separate Account attributable to the GTS-VA Contracts.

For the year ending December 31, 2019, the Total Separate Account Expenses after expense waivers for the GUP Contracts and GTS-VA Contracts were 1.00% and 0.36%, respectively, as a percentage of average net assets invested in the Separate Account. For additional information, see "Fees and Charges – Reduction from Total Expenses."

The next table shows the total operating expenses charged by the VALIC Company I Stock Index Fund for the year ended December 31, 2019. Expenses may be higher or lower in future years. More detail concerning the Fund's fees and expenses is contained in the prospectus for the Fund.

Total Annual Mutual Fund Operating Expenses
(Expenses that are deducted from the assets of VALIC Company I Stock Index Fund,
including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.33%

Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated, less the front-end sales charge. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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If you surrender, annuitize, or do not surrender your Contract at the end of the applicable time period:

Contract	1 Year	3 Years	5 Years	10	Years
GUP	$579	$853	$1,147	$1,984
GTS-VA	$518	$663	$821	$1,281

Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for the Stock Index Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data

Purchase Units shown are for a Purchase Unit outstanding throughout the year.

				Number of
			Unit	Units
Fund		Unit Value	Value	Outstanding
Name	Year	at 1/1	at 12/31	at 12/31

Stock Index Fund (Division 10A) (GUP Contracts)
	2019	51.323	66.609	1,719,709
	2018	54.409	51.323	1,936,919
	2017	45.262	54.409	2,195,823
	2016	40.965	45.262	2,423,610
	2015	40.946	40.965	2,696,973
	2014	36.509	40.946	3,001,516
	2013	27.954	36.509	3,396,561
	2012	24.430	27.954	3,791,783
	2011	24.234	24.430	4,311,896
	2010	21.342	24.234	4,854,757
				Number of
			Unit	Units
Fund		Unit Value	Value	Outstanding
Name	Year	at 1/1	at 12/31	at 12/31

Stock Index Fund (Division 10B) (GTS-VA Contracts)
	2019	93.843	122.616	104,465
	2018	98.816	93.843	110,752
	2017	81.656	98.816	127,995
	2016	73.412	81.656	139,447
	2015	72.887	73.412	150,565
	2014	64.553	72.887	172,564
	2013	48.562	64.553	190,252
	2012	42.275	48.562	203,700
	2011	41.470	42.275	226,142
	2010	36.519	41.470	254,532

Summary

A summary of the Contracts' major features is presented below. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

Fixed and Variable Options

The Contracts offer a choice of one Variable Account Option and one Fixed Account Option.

Fixed Account Option

Fixed Account Plus – invests in the general account assets of the Company. This account provides fixed- return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. There are limitations on transfers out of this option.

Variable Account Option

Stock Index Fund – seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500® Index.

Adviser: VALIC. Sub-adviser: SunAmerica Asset Management LLC ("SunAmerica"). SunAmerica is affiliated with VALIC due to common parent company ownership.

Details about the investment objective and strategy of the Stock Index Fund can be found in the section of the prospectus entitled "Variable Account Option," and also in the current VALIC Company I prospectus, available at www.valic.com (or call 1-800-428-2542).

Guaranteed Death Benefit

The Contract offers a death benefit upon death of the Annuitant during the Purchase Period equal to the greater of Account Value or Purchase Payments reduced by withdrawals.

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Transfers

There is no charge to transfer your money between the Variable Account Option and the Fixed Account Option during the Purchase Period. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

Fees and Charges

Sales and Administrative Charges. Generally, a Sales and Administrative Charge of up to 5.00% will be deducted from Purchase Payments. See "Fees and Charges – Sales and Administrative Charge."

Premium Tax Charge. Premium taxes ranging from zero to 3.5% are currently imposed by certain states and municipalities. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges – Premium Tax Charge."

Separate Account Charges. For GUP Contracts, if you choose the Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. For GTS-VA Contracts, if you choose the Variable Account Option you will incur a mortality and expense risk fee at an annual rate which will vary based on the average daily net assets in your group's plan attributable to the Contracts. The Total Separate Account Expense for the Contracts also is subject to a contractual expense limitation. See "Fees and Charges – Separate Account Charges" in this prospectus.

Payout Options

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

Federal Tax Information

Although deferred annuity contracts such as these Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax- qualified retirement plans and programs (such as those established under Internal Revenue Code of 1986, as amended ("Code") sections 403(b) or 401(k) and individual retirement plans ("IRAs")) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax- qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Purchase Requirements

For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.

GUP Contracts. Under the GUP Contracts, the minimum initial and subsequent Purchase Payments per a Participant in a group is $25 if the entire Purchase Payment is allocated to the Variable Account Option and $30 if the Purchase Payment is split between the Variable Account Option and the Fixed Account Option. In certain group plans, the minimum initial Purchase Payment must be at least $2,000, and subsequent Purchase Payments must be at least $5,000. Under certain plans, the minimum initial and subsequent Purchase Payment amounts for the GUP Contracts may differ or may be waived. See "Purchase Period" in this prospectus.

GTS-VA Contracts. Under the GTS-VA Contracts, the minimum initial and subsequent Purchase Payments is $10,000 per year. This amount may vary depending on the type of plan in which the GTS-VA Contract is offered. See "Purchase Period" in this prospectus.

Cancellation – The "Free Look" Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. The free look does not apply to Participant certificates except in a limited number of states. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract as required.

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Loans

Certain Contracts may offer a tax-free loan provision for tax-qualified Contracts, other than IRAs, which gives you access to your money in the Fixed Account Option (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 ½ and a tax penalty may apply (including on a loan that is not repaid).

General Information

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer one fixed and one variable investment option that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the Purchase Period and the annuity Payout Period. The Purchase Period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the Purchase or Payout Periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as

Variable Annuity Life Insurance Company of Texas. The name was changed to The Variable Annuity Life Insurance Company on November 5, 1968. Our main business is issuing and offering fixed and variable retirement annuity contracts, like GUP and GTS-VA. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, SunAmerica Financial Group, Inc., formerly American General Corporation ("SAFG"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc., a Delaware corporation ("AIG"). As a result, VALIC is an indirect, wholly owned subsidiary of AIG. AIG is a leading global insurance organization. AIG provides a wide range of property and casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 29, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Option available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

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American Home Assurance Company provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any contract or certificate issued prior to the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all its contracts and certificates, regardless of issue date, in accordance with the terms of those contracts and certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Option, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Stock Index Fund. VALIC Separate Account A invests in the Stock Index Fund on behalf of your account. VALIC acts as self-custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Each Division invests in a different mutual fund. For example, Division Ten represents and invests in the (VALIC Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established VALIC Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the Contract Owner, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and SAFG have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. ("ACS" or "Distributor"). ACS, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the SAI.

The Contracts are no longer offered to new plans but may be available to participants in plans with an existing Contract. Previously, the Contracts were sold by licensed insurance agents who were registered representatives of broker-dealers, who were members of FINRA. For more information about the distributor, see "Distribution of Variable Annuity Contracts" in the SAI.

VALIC no longer pays commissions to financial professionals for sales or subsequent Purchase Payments made into the Contracts. In addition, the Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.

Administration of the Contracts

VALIC is responsible for the administrative servicing of your contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests.

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Business Disruption and Cyber Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third- party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the

Funds underlying your Contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber- incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Contract and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other Contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

Fixed Account Option

The Contracts offer one Fixed Account Option ("Fixed Account Plus") that is a part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantees safety of the principal. The guarantee is backed by the claims-paying ability of the Company, and not the Separate Account. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. Certain limitations may also apply. See "Transfers Between Investment Options." The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under The Securities Act of 1933, as amended. As a result, the SEC has not reviewed data in this prospectus that relates to the

Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

Money allocated to the Fixed Account Option goes into VALIC's general account. The general account consists of all VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, we bear the entire investment risk for the Fixed Account Option.

Variable Account Option

The Contracts enable you to participate in a Division that represents a Variable Account Option. Certain limitations may also apply. See "About VALIC Separate Account A"

in this prospectus. The Division represents and invests, through VALIC's Separate Account A, in a specific

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portfolio of VALIC Company I. VALIC Company I serves as the investment vehicle for the Contracts.

VALIC Company I is registered as an open-end, management investment company and is regulated under the 1940 Act. For more detailed information about the Stock Index Fund option, including investment strategy and risks, you should refer to the VALIC Company I prospectus. Copies are available online at www.valic.com or you may call 1-800-448-2542. Please read the prospectus carefully before investing.

Stock Index Fund

Investment objective: Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500® Index. Adviser: VALIC. Sub-adviser: SunAmerica.

SunAmerica is affiliated with the adviser, VALIC, due to common ownership. "Standard & Poor's®," "S&P," and "S&P 500®" are trademarks of Standard & Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of the Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You must establish an account through a financial professional. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below).

The maximum single payment that may be applied to any account without prior Home Office approval is $750,000.00. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type	Initial Payment	Subsequent Payment
GUP Contracts issued under Section	$2,000	$5,000
401 of the Code
All other GUP Contracts	$30 (with a $12 minimum allocated	$30 (with a $12 minimum allocated
	to the Variable Account Option) or	to the Variable Account Option) or
	$25 if the entire Purchase Payment	$25 if the entire Purchase Payment
	amount is to be allocated to the	amount is to be allocated to the
	Variable Account Option only	Variable Account Option only
GTS-VA Contracts issued under	$10,000	$10,000
Sections 401 and 403(b) of the Code
All other GTS-VA Contracts	No minimum	No minimum

Purchase Payment minimums apply to each Purchase Payment made. For the GUP Contracts, VALIC may occasionally waive the Minimum Initial and Subsequent Purchase Payment amounts for group plans established for employers with 500 or more employees.

When an initial Purchase Payment is accompanied by an application we will promptly:

∙Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your

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application, to the Fixed or Variable Account Option selected;

∙Reject the application and return the Purchase Payment; or

∙Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

∙Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

∙Employer-Directed Account. If we have your name, address and SSN and we have an Employer- Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Fixed Account Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or group number to which they are to be applied. To ensure efficient posting for Employer Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt.

Purchase Payments in good order received after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally Market Close. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for the Fixed Account Option

You may allocate all or a portion of your Purchase Payments to the Fixed Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Fixed Account Option may be found in the "Fixed Account Option" section in this prospectus. The value of your Fixed Account Option is calculated on a given Business Day as shown below:

The value of your Fixed Account Option

=(equals)

All Purchase Payments made to the Fixed Account Option

+(plus)

Amounts transferred from the Variable Account Option to the Fixed Account Option

+(plus)

all interest earned

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-(minus)

Amounts transferred or withdrawn from Fixed Account Option (including applicable fees and charges).

Calculation of Value for the Variable Account Option

You may allocate all or a portion of your Purchase Payments to the Variable Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Variable Account Option may be found in the "Variable Account Option" section in this prospectus. Based upon the Variable Account Option's Purchase Unit value your account will be credited with the applicable number of Purchase Units, including any dividends or capital gains per share declared on behalf of the underlying Funds as of that day. If the Purchase Payment is in good order as described and is received by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of the Variable Account Option will change each Business Day depending upon the investment performance of the Stock Index Fund (which may be positive or negative) and the deduction of the separate account charges. See

"Fees and Charges." Because Purchase Unit values change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. The Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closures will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in the Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.valic.com. Your employer's plan may also limit your rights to transfer.

During the Purchase Period – Policy Against Market Timing and Frequent Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If the Contract Owner sells Purchases Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the Contract Owner will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

∙Plan-level or employer-initiated transactions;

∙Purchase transactions involving transfers of assets or rollovers;

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∙Retirement plan contributions, loans, and distributions (including hardship withdrawals);

∙Roth IRA conversions or IRA recharacterizations;

∙Systematic purchases or redemptions;

∙Systematic account rebalancing; or

∙Trades of less than $5,000.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity may result in additional transaction costs for the Variable Account Option and dilution of long-term performance returns. Thus a Contract Owner's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time. The Fixed Account Option is subject to additional restrictions:

Fixed Account Option	% of Account Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 100%	Any time	Available if your Account Value is less than
or equal to $500.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the Internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker- dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

∙The date of receipt, if received in our Home Office before Market Close; otherwise,

∙The next date values are calculated.

We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made from Variable Account Option once every 365 days. Transfers are not permitted from the Fixed Account Option at any time during the Payout Period.

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Fees and Charges

By investing in GUP or GTS-VA, you may be subject to four basic types of fees and charges, applied to the Fixed and Variable Account Option:

∙Sales and Administrative Charge

∙Premium Tax Charge

∙Separate Account Charges

∙Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise,

we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables."

Sales and Administrative Charge

When you make a Purchase Payment to your account, you may be subject to a Sales and Administrative Charge that will be deducted from the amount of your Purchase Payment. The Sales and Administrative Charge will be deducted from the GUP Contracts as follows:

Aggregate Gross	Deduction as a Percentage of	Deduction as a Percentage of
Purchase Payments (1)	Purchase Payments (2)	Net Purchase Payments (3)
First $5,000	5.00%	5.26%
Next $5,000	4.00%	4.17%
Next $5,000	3.50%	3.36%
Over $15,000	3.00%	3.09%

(1)The Aggregate Gross Purchase Payments is the entire amount that you pay to the Company under a Contract.

(2)We will only deduct 2% (1.4% administrative expenses and 0.6% sales expenses) from single one-time

Purchase Payments, except when the single one-time Purchase Payment is transferred from other Company annuity contracts for which no deduction is made. Any subsequent Purchase Payments made after a single one-time Purchase Payment will be subject to the deduction as described above with the lump sum included in the Aggregate Gross Purchase Payment.

(3)The Gross Purchase Payment amount minus the deduction for Sales and Administrative Expenses is the amount of the Net Purchase Payment.

If you are a full-time sales representative of VALIC, and have been employed by VALIC for 90 days or more, then you may participate in a GUP Contract with no Sales and Administrative Charge.

If your Contract is unallocated, then the Sales and Administrative Charge will be 2% for each Purchase Payment.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. If you are in a GUP deposit administration contract, then your premium taxes will be added to payout rates when you are added to a group plan, and not deducted from Purchase Payments.

Separate Account Charges

There will be a mortality and expense risk fee applied to VALIC Separate Account A.

For GUP Contracts, this is a daily charge at an annualized rate of 1.00% on the average daily net asset value of your investment in VALIC Separate Account A. For GTS-VA Contracts, this is a daily charge at an annualized rate, as follows:

∙0.85% on the first $10,000,000,

∙0.425% on the next $90,000,000, and

∙0.21% on assets over $100,000,000,

on the average daily net asset value of your plan's investment in VALIC Separate Account A. The mortality and risk fee for the GTS-VA Contracts may be reduced as a result of a guaranteed contractual expense limitation. See "Fees and Charges – Reduction from Total Expenses" below.

This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to

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compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be. Separate Account Charges are not applied to Variable Investment Options during the Payout Period. For more information about the mortality and expense risk fee, see the Fee Tables in this prospectus.

Other Charges

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction of authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Option may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan, if permitted under state law, and to limit the number of outstanding loans.

Reduction from Total Expenses

When the Company reorganized its separate accounts in 1987, merging VALIC Separate Account One and VALIC Separate Account Two into VALIC Separate Account A, the Company guaranteed that the fees and charges would not be greater as a result of this reorganization. Endorsements added to the Contracts provide that certain Annual Fund Operating Expenses and the Separate Account Annual Expenses will not be higher on the Contracts funded by VALIC Separate Account A, than they were when the Contracts were funded by VALIC Separate Account One and VALIC Separate Account Two.

The Company, for VALIC Separate Account One and VALIC Separate Account Two, determined the ratio of certain Annual Fund Operating Expenses and Separate Account Annual Expenses to the total net assets of VALIC Separate Account One and VALIC Separate Account Two, called the Expense Ratio. On April 1, 1987, the Expense Ratio was calculated to determine the Maximum Expense Ratio.

The Company guarantees that the amount of the Expense Ratio will never exceed the amount of the Maximum Expense Ratio. The Maximum Expense Ratio for the GUP Contracts is 1.4157% and for the GTS-VA Contracts is 0.6966% on the first $25,434,267, 0.50% on the next $74,565,733 and 0.25% of the excess over $100 million of the total of the total net assets in the Separate Account attributable to your plan.

The Maximum Expense Ratio does not apply to extraordinary and non-recurring Fund Annual Expenses. These expenses may include certain liabilities and litigation associated with indemnification payments of VALIC Company I failing to qualify as a Regulated Investment Company under the Code. The Company believes that such expenses and liabilities, although possible, are unlikely to occur.

We may, as described below, determine that the Sales and Administrative Charge or separate account charges for the Contracts may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

∙The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

∙The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account Surrenders, thus reducing administrative costs.

∙Other factors of which we are not presently aware which could reduce administrative costs.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

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Payout Period

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply all or a portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on a fixed, a variable, or a combination payout basis. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Account Option upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option, a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed and Variable Account Options, a combination fixed and variable payout option will be applied.

Fixed Payout

Under fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

∙Type and duration of payout option chosen;

∙Your age or your age and the age of your survivor(1);

∙Your gender or your gender and the gender of your survivor(1) (IRAs);

∙The portion of your Account Value being applied; and

∙The payout rate being applied and the frequency of the payments.

(1)This applies only to joint and survivor payouts. If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.

Variable Payout

With a variable payout, you select your existing Variable Account Option. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by the Variable Account Option. The Payout Unit value is calculated just like the Purchase Unit value for the Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit values are calculated, see the SAI.

In determining the first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law) for all Contracts, except GTS-VA Contracts that are not sold under Section 403(b), which have an AIR of 3% (unless you select a higher rate as allowed by state law).

If the net investment experience of the Variable Account Option exceeds the AIR, subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than the AIR, subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

∙From your existing Variable Account Option (payment will vary); with a

∙Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non- annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved

14

by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

∙The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

∙The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

∙Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

∙In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 ½ even if you are still working for the employer sponsoring the plan.

∙Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

∙All contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

∙The contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity, except that Payment for a Designated Period is available only as a fixed payout. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment.

∙Life Only – payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

∙Life with Guaranteed Period – payments are made to you during your lifetime, but if you die before the guaranteed period has expired, payments will continue to the Beneficiary for the rest of the guaranteed period, or take a lump-sum distribution. Under the GTS-VA Contracts, the Payout Payments must be at least $25 each.

∙Life with Cash or Unit Refund — payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the

Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments.

∙Joint and Survivor Life – payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for Beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment, the first Payout Payment will be made to the second designated person. If both Annuitant and

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the second designated person die before the first Payout Payment is made, no Payout Payments will be made.

∙Payment of a Specified Amount – payments in equal annual, semi-annual, quarterly or monthly installments are made to you of a specified dollar amount until the remaining balance is less than the specified dollar amount, at which time, the remaining balance will be paid to you.

∙Payment of Investment Income – payments are made to you, out of your Account Value placed in the Fixed Account Option, on an annual, semi- annual, quarterly or monthly basis. Payments are calculated by the net investment rate for the period multiplied by the remaining Account Value. Upon your death, payments will continue to your Beneficiary until the remaining balance is paid out. At any time, you may elect to receive a lump sum payment equal to the remaining Account Value.

∙Payment for a Designated Period – payments are made to you for a select number of years between one and 20. Upon your death, payments will continue to your Beneficiary until the designated period is completed. Payment for a designated period is available as a fixed payout option only.

Level Payments Option

The level payments enhancement is an option that can only be used if you have a GUP Contract and if you selected one of the first four payout options above. Under the level payments option, payments are made once each month during each payout year at a certain level determined for that year based on the investment performance of the Separate Account. The amount of the payments will be determined by dividing the payment amount by the current Payout Unit value to determine the number of Payout Units in each subsequent annual payment. For more information about payout options or enhancements of those payout options available under the contract, see the SAI.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. The Variable Account Option may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 ½, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

If a payout option selection is not made at least 30 days before the Payout Date, then:

∙Payments will be made under the life with guaranteed period option;

∙The payments will be guaranteed for a 10 year period;

∙The payments will be based on the allocation used for the Participant's Purchase Payments;

∙The Fixed Account Option will be used to distribute payments to the Participant on a fixed payout basis; and

∙The Variable Account Option will be used to distribute payments to the Participant on a variable payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

Surrender of Account Value

When Surrenders are Allowed

You may withdraw all or part of your Account Value during the Purchase Period if:

∙allowed under federal and state law; and

∙allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 ½.

Delay required under applicable law. We may be required under applicable law to block a request for a

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surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

In accordance with state law, payments may be deferred up to six months after we receive a request for a full and immediate surrender of the Contract or certificate, including amounts accumulated in the Fixed Account Options, if approved in writing by the insurance commissioner of the state where the individual Contract is issued or where the group contract is issued for the certificate. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted;

(3)an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of the Stock Index Fund's shares have been suspended or postponed. See the VALIC Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender request for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

We may defer payment of the surrender value in the Fixed Account Option for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

Allowed surrender value

=(equals)

The Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 ½, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

∙death benefits; and

∙certain small amounts approved by the State of Florida.

Under the Louisiana State Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender

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will reduce your Account Value. Partial surrenders will	The amount surrendered
be paid from the Fixed Account Option and the Variable	÷ (divided by)
Account Option.	Your Purchase Units next computed after the
written request for surrender is received at our
The reduction in the number of Purchase Units credited	Home Office.
to your Account Value will equal:

Exchange Privileges

From time to time, we may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a VALIC financial professional at 1-800-448- 2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be paid.

Beneficiary Information

The Beneficiary may receive death benefits:

∙In a lump sum;

∙In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or

∙In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries. A spousal Beneficiary may receive death benefits as shown above or, in the case of a qualified Contract, may either delay any distributions until the Annuitant would have reached age 72 or roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates.

Beneficiaries Other Than Spouses. If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

∙In full within 5 years after the year of the Annuitant's death; or

∙By payments beginning within 1 year after the year of the Annuitant's death under:

1.A life annuity;

2.A life annuity with payments guaranteed to be made for at least a specified fixed period; or

3.An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

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During the Purchase Period

If death occurs during the Purchase Period, the death benefit will be the greater of:

∙Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC; or

∙100% of Purchase Payment (to the Fixed and/ or the Variable Account Option)

-(minus)

The amount of all prior withdrawals and any portion of Account Value applied under a payout option

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the "Payout Period" section of this prospectus.

∙If the life only option or joint and survivor life option was chosen, there will be no death benefit.

∙If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

1.Receive the present value of any remaining payments in a lump sum;

2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

Death Benefits will not be provided during the Payout Period for certain unallocated GUP and GTS-VA Contracts.

Other Contract Features

Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

∙The Contract Owner;

∙The Participant; and

∙The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner, or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation – The "Free Look" Period

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. (A longer period will be allowed if required

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under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Option offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to:

∙Stop accepting new Participants under a group Contract, under certain circumstances;

∙Amend the GUP Contracts to increase all charges and annuity purchase rates (such change will not affect Participants already invested in a GUP Contract);

∙Amend the GUP Contracts (except where prohibited by the 1940 Act) for Participants whose total Purchase Payments are greater than 200% of the amount of first-year Purchase Payment(s) made on his/her behalf;

∙Amend GUP contracts issued under GUP contract form GVA-SA1 after five years of your participation in the Contract to change any terms of the Contract upon 90 days written notice to you (except where prohibited by the 1940 Act);

∙Amend GTS-VA Contracts issued under GTS-VA contract form GVA-SA2 in connection with certain 403(b) and 401 plans for self-employed individuals to increase the deduction for Sales and Administrative Charge after the end of the first year of the Contract. Contract amendments may affect rates and Fund Annual Expenses adversely applicable to Participants for Purchase Payments at an annual rate of up to 200% of the first year Purchase Payment made for each such Participant;

∙Amend the Payout rate applicable to Purchase Payments after the tenth year of the Contract; Operate VALIC Separate Account A as a management investment company under the applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

∙Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the descriptions of the Contracts in this prospectus.

Assigning Your Contract

For most Contracts issued under qualified retirement plans or eligible deferred compensation plans of government employers, you will not be permitted to assign, sell or pledge your Contract to any person or organization, other than the Company, unless your contract is owned by a trustee or custodian and the trust or custodial accounts comply with applicable nontransferable requirements. GUP Contracts not issued under GUP contract form GVA-SA1 and GTS-VA Contracts that are issued under GTS-VA contract form GVA-SA2 are not assignable unless permitted under applicable law. GUP Contracts that are issued under GUP contract form GVA-SA1 are not assignable.

Voting Rights

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Fund that comprise the Variable Account Option. From time to time the Stock

Index Fund may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

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Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period. The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been Paid. The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares are Voted

The Fund that comprises the Variable Account Option in the Contracts may have a number of shareholders including VALIC Separate Account A, other affiliated insurance company separate accounts and public shareholders.

VALIC Separate Account A will vote all of the shares of the Fund it holds based on, and in the same proportion as, the instructions given by all Participants invested in the Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Fund it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company's understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

∙Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

∙Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);

∙Section 408(b) traditional IRAs;

∙Section 408A Roth IRAs;

∙Section 457 deferred compensation plans of governmental and tax-exempt employers;

∙Section 408(k) SEPs and SARSEPs; and

∙Section 408(p) SIMPLE retirement accounts.

Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional

21

limitations or may require changes to the contract to maintain its status as a Qualified Contract.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 ½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers. The Disaster Tax Relief and Airport and Airway Extension Act of 2017 and the Tax Cuts and Jobs Acts of 2017 provided relief from the 10% early withdrawal penalty tax for qualified 2016 disaster distributions from retirement funds.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a tax on net investment income, goes went effect in 2013, at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-

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Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1 include: an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, from the previous age of 70 ½; new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner; elimination of the age 70 ½ restriction on IRA contributions (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions); a new exception to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event; and, reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½. The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.

In 2019 the IRS issued multiple letter rulings to individual insurance companies recognizing the ability, in specific circumstances, to treat the payment of investment advisory fees to an investment advisor out of nonqualified contracts as non-taxable withdrawals from the contracts. IRS letter rulings generally may only be relied upon by the party to whom they are issued.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, which was signed into law on March 27, 2020, provides greater access to assets held in tax- qualified retirement plans and IRAs. The relief provided in the Act:

∙Expands distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

∙Waives the 10% additional tax on the qualifying distributions, if they are considered early distributions (generally, distributions prior to age 59 ½); and

∙Provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020.

Some provisions in the Act are subject to the terms of an employer's retirement plan.

It is the understanding of VALIC, confirmed by IRS Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a

90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have

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received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of Employee Retirement Income Security Act of 1974, as amended ("ERISA") may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.

Financial Statements

The financial statements of the Company, the Separate Account and American Home (if applicable to you) are available on the SEC's web site (http://www.sec.gov).

You may request a free copy of the Statement of Additional Information, which includes the financial statements, by contacting our Annuity Service Center at 1-800-448-2542 or by mail at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570, We encourage both existing and prospective contract owners to read and understand the financial statements.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Page
General Information..................................................................................................................................................	2
Federal Tax Matters..................................................................................................................................................	2
Exchange Privilege...................................................................................................................................................	11
Purchase Unit Value..................................................................................................................................................	13
Payout Payments.......................................................................................................................................................	14
Distribution of Variable Annuity Contracts..............................................................................................................	15
Experts.......................................................................................................................................................................	16
Comments on Financial.............................................................................................................................................	16
Statements..................................................................................................................................................................

© 2020 American International Group, Inc.

All Rights Reserved.

24

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER

GROUP UNIT PURCHASE AND

GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

(GUP AND GTS-VA CONTRACTS)

STATEMENT OF ADDITIONAL INFORMATION

FORM N-4 PART B

April 30, 2020

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the GUP and GTS-VA Contracts dated April 30, 2020 (the "Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or call us at 1-800-448-2542.

Prospectuses are also available on the internet at www.valic.com.

TABLE OF CONTENTS
General Information ......................................................................................................	2
Federal Tax Matters ......................................................................................................	2
Tax Consequences of Purchase Payments .............................................................	2
Tax Consequences of Distributions........................................................................	5
Special Tax Consequences — Early Distribution ..................................................	6
Special Tax Consequences — Required Distributions...........................................	7
Tax-Free Rollovers, Transfers and Exchanges.......................................................	9
Effect of Tax-Deferred Accumulations..................................................................	9
Foreign Account Tax Compliance Act .....................................................................	11
Other Withholding Tax .............................................................................................	11
Exchange Privilege......................................................................................................	11
Exchanges From SA-1 and SA-2 Contracts .........................................................	11
Purchase Unit Value....................................................................................................	13
Illustration of Calculation of Purchase Unit Value ..............................................	13
Illustration of Purchase of Purchase Units ...........................................................	13
Payout Payments .........................................................................................................	14
Assumed Investment Rate....................................................................................	14
Amount of Payout Payments................................................................................	14
Payout Unit Value................................................................................................	15
Illustration of Calculation of Payout Unit Value..................................................	15
Illustration of Payout Payments ...........................................................................	15
Distribution of Variable Annuity Contracts ................................................................	15
Experts ........................................................................................................................	16
Comments on Financial Statements ............................................................................	16

GENERAL INFORMATION

Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

Note: Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company's understanding of current tax rules and interpretations and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.

This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.

It is VALIC's understanding, confirmed by Internal Revenue Service ("IRS") Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended ("Code") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).

Tax Consequences of Purchase Payments

403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.

For 2020, your elective deferrals are generally limited to $19,500. If available under the terms of your employer- sponsored plan, individuals with 15 or more years of service with certain qualifying employers may be eligible to contribute  up to an additional $3,000 in deferrals, subject to certain limitations based upon prior such  contributions and contributions generally. In addition age-based "catch-up" contributions of up to $6,500 are permitted for individuals  who will be age 50 by the end of the 2020  calendar year. When  applicable,  the additional  contribution for individuals with 15 or more years of service with the employer, and the age-based catch-up, may be used in the same year. However, the 15 year contribution must be applied first. Combined employer contributions, nonelective employee  contributions  and   elective  deferrals are  generally  limited to $57,000,  or up  to 100%  of "includible     compensation"  as  defined   in  the  Code f or 403(b)   plans.  T he 15 year  contributions    and   age-based   catch-up

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contributions generally are in addition to these limitations. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.

408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2019, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and are generally fully deductible in 2020 only by individuals who:

(i)are not active Participants in another retirement plan and are not married;

(ii)are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active

Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $196,000;

(iii)are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $65,000; or

(iv)are active Participants in another retirement plan, are married, and have adjusted gross income of less than $104,000.

Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $12,000 or 100% of the working spouse's earned income, and no more than $6,600 may be contributed to either spouse's IRA for any year. The $12,000 limit increases to $14,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

You may be eligible to make nondeductible IRA contributions of an amount equal to the lesser of:

(i)$6,000 ($7,000 if you are age 50 or older; $12,000 for you and your spouse's IRAs, or $14,000 if you are both age 50 or older) or 100% of compensation; or

(ii)your applicable IRA deduction limit.

You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See "Tax-Free Rollovers, Transfers and Exchanges."

408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2020, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $6,000 or 100% of compensation ($7,000 if you are age 50 or older), and a full contribution may be made only by individuals who:

(i)are unmarried and have adjusted gross income of less than $124,000; or

(ii)are married and filing jointly, and have adjusted gross income of less than $196,000.

The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $196,000 and $206,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $206,000. Similarly, the contribution is reduced for those who are single with modified AGI between $124,000 and $139,000, with no contribution for singles with modified AGI over $139,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000, may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

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All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non- governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.

This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2020, if the program is an eligible deferred compensation plan ("EDCP"), you and your employer may contribute (and defer tax on) the lesser of $19,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and for governmental plans only, age-based catch-up deferrals up to $6,500 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions and, where applicable, any trust under which the Contract may be held.

Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2020, the employer may contribute up to 25% of your eligible compensation or $57,000, whichever is less.

Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2019, the limit is $19500. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2020, employee salary reduction contributions cannot exceed $13,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of a matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer- sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

4

An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The assets invested in the Contract are owned by the employer and remain subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)attainment of age 59 ½;

(2)severance from employment;

(3)death;

(4)disability;

(5)qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon); or

(6)termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan);

(7)birth or adoption of a child (subject to limitations).

Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.

A plan under which a 403(b) annuity is held may impose additional restrictions.

As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)distributions of Roth 403(b) contributions;

(2)qualified distributions of earnings on Roth 403(b) contributions; and

(3)other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. "Qualified" distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 ½ or upon death or disability are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities except that for plan years beginning after December 31, 2018, earnings on elective deferrals may be included in qualified hardship distributions from 401(k) plans. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from  a  Traditional  IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are  generally  taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted  gross income over $100,000  were  generally ineligible  for  such conversions, regardless  of  marital status, as

5

were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.

408A Roth IRAs. "Qualified" distributions upon attainment of age 59 ½, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death, prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

Special Tax Consequences — Early Distribution

403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1)death;

(2)disability;

(3)separation from service after a Participant reaches age 55 (age 50 for public safety employees of a governmental plan) (only applies to 403(b), 401(a)/(k) and 403(a) plans);

(4)separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2;

(5)distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt;

(6)distributions to an alternate payee pursuant to a domestic relations order;

(7)qualifying disaster distributions; and

(8)qualifying distributions upon the birth or adoption of a child.

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:

6

(1)distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

(2)distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

(3)distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive weeks.

408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

457 Plans. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 59 ½ for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax. The plan may impose additional restrictions on distributions.

Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59

½under a nonqualified Contract, unless the distribution is:

(1)to a Beneficiary on or after the Contract Owner's death;

(2)upon the Contract Owner's disability;

(3)part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 ½;

(4)made under an immediate annuity contract; or

(5)allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences — Required Distributions

403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 ½ (or age 72, for individuals born on or after July 1, 1949), or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under the IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary not more than10 years younger than the Participant, or, if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

(ii)the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years or must begin by December 31st of the  year following the year of death and be paid over the   single  life  expectancy  of  the  Beneficiary.  If   death   occurs  after  commencement  of  (but before full)  payout,

 7

distributions generally must be made over a period that does not exceed the longer of the Participant's or the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

Beginning January 1, 2022 for certain governmental and collectively bargained retirement plans, and January 1,

2020 for all others: the maximum period for payments to a beneficiary who is not:

∙the surviving spouse of the plan participant or IRA owner;

∙a minor child of such plan participant or IRA owner;

∙a qualifying special needs beneficiary; or,

∙not more than ten years younger than such plan participant or IRA owner;

generally will be limited to a maximum ten year distribution period following the death of the plan participant or IRA owner. Additional rules, requirements and exceptions may apply. Individuals should consult their personal tax advisor.

A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.

401(a)/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts and multiple plans may not be aggregated to satisfy the requirement.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1)there is no exception for pre-1987 amounts; and

(2)there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 ½ (or age 72, as applicable) is attained.

A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans, do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply after the Contract Owner's death.

A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime and generally do not limit the duration of annuity payments.

At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

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Tax-Free Rollovers, Transfers and Exchanges

403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs, are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k)) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for qualified plans are generally the same as described for 403(b) Annuities.

408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP, under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b), may be rolled in a taxable transaction to a 408A Roth IRA.

Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the 2-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

457 Plans. Tax-free transfer of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, or 408(b) IRAs, are permitted under certain circumstances.

Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035 of the Code, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

∙A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

∙A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

∙Taxable accounts such as savings accounts.

9

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax- deferred account (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 ½. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax- favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested, has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax- deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

10

Paycheck Comparison

	Tax-Favored Retirement Program	Taxable Account

Annual amount available for savings	$2,400	$2,400
before federal taxes

Current federal income tax due on	0	$(600)
Purchase Payments

Net retirement plan Purchase Payments	$2,400	$1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax- qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Foreign Account Tax Compliance Act ("FATCA")

U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.

Other Withholding Tax

A non-resident Contract Owner that is not exempt from United States federal withholding tax should consult a tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

EXCHANGE PRIVILEGE

From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product ("Portfolio Director"), a newer product with more current features and benefits. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.

Exchanges From SA-1 and SA-2 Contracts (GUP-64, GUP-74, GTS-VA)

Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio    Director,   no     sales   charge     is   deducted     at   the     time    a     Purchase    Payment    is    made,    but

11

a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA- 1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from 0.21% to 0.85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director.

Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, approximately 70 Divisions of VALIC Separate Account A are available, which Divisions invest in different investment portfolios of VALIC Company I, VALIC Company II, and several other public mutual fund portfolios. Three fixed investment options are also available.

Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

12

PURCHASE UNIT VALUE

Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

Gross Investment Rate

=(equals)

The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.

÷(divided by)

The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m., Eastern Standard Time, on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

Net Investment Rate

=(equals)

Gross Investment Rate (calculated in Step 1)

–(minus)

Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

Purchase Unit Value for that day.

=(equals)

Purchase Unit Value for the immediately preceding day.

×(multiplied by)

Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

	Illustration of Calculation of Purchase Unit Value
1.	Purchase Unit value, beginning of period ..............................................................................	$1.800000
2.	Value of Fund share, beginning of period ..............................................................................	21.200000
3.	Change in value of Fund share ...............................................................................................	.500000
4.	Gross investment return (3)÷(2) .............................................................................................	.023585
5.	Daily separate account fee......................................................................................................	$.000027
6.	Net investment return (4)—(5)...............................................................................................	.023558
7.	Net investment factor 1.000000+(6) ......................................................................................	$1.023558
8.	Purchase Unit value, end of period (1)×(7) ............................................................................	$1.842404
	Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)
1.	First Periodic Purchase Payment ............................................................................................	$100.00
2.	Purchase Unit value on effective date of purchase (see example above) ...............................	$1.800000
3.	Number of Purchase Units purchased (1)÷(2) ........................................................................	55.556
4.	Purchase Unit value for valuation date following purchase (See example above) .................	$1.842404
5.	Value of Purchase Units in account for valuation date following purchase (3)×(4)...............	$102.36

13

PAYOUT PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3½% per annum (3% for GTS-VA Contracts sold in connection with section 403(b) plans). However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3½% (or 3%) rate described in the Prospectus. The foregoing Assumed Investment Rates are used merely to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

Amount of Payout Payments

The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Progressive Annuity Tables for GUP Contracts. GTS-VA Contracts use the 1949 male annuity mortality tables at 3% for Contracts sold in connection with section 403(b) plans and the Progressive Annuity Table (assuming all births in 1915) at 3 1/2% for all other Contracts.

The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Units on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the Assumed Investment Rate referred to above. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate and a factor of .999906 is applied to Contracts containing a 3.5% Assumed Investment Rate. (Calculation of the net investment factor is discussed in the Prospectus under "Purchase Period — Purchase Unit Value.") This is true for all annuity options except the sixth payout option described in the Prospectus (see "Payout Period"). Under the sixth payout option, the amount of subsequent payments remains fixed but the number of payments varies with the experience of Divisions 10A and 10B for GUP and GTS-VA, respectively.

Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 ½% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 ½ percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 ½ percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

14

Payout Unit Value

The value of a Payout Unit is calculated at the same time the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.)

The calculation of the Payout Unit value for any period is determined by multiplying the Payout Unit value for the immediately preceding period by the net investment factor for the date for which the Payout Unit value is being calculated. (The net investment factor used is the net investment factor used to calculate the Purchase Unit value described in the Prospectus under "Purchase Period.") To avoid the crediting of "double interest," the result is then multiplied by a factor to neutralize the Assumed Investment Rate built into the annuity table contained in the Contract. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate, and a factor of .999906 is applied to Contracts containing a 3 1/2% rate.

The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

	Illustration of Calculation of Payout Unit Value
1.	Payout Unit value, beginning of period ...........................................................	$1.000000
2.	Net investment factor for period ......................................................................	1.019991
3.	Daily adjustment for 3.5% Assumed Investment Rate.....................................	.999906
4.	(2)×(3)..............................................................................................................	1.019895
5.	Payout Unit value, end of period (1)×(4) .........................................................	$1.019895

Illustration of Payout Payments

Any Annuitant age 65, Life Annuity with 120 Payments Certain

1.	Number of Purchase Units at Payout Date........................................................	10,000.00
2.	Purchase Unit value ..........................................................................................	$1.000000
3.	Purchase Value of Contract (1)×(2) ..................................................................	$10,000.00
4.	First monthly annuity payment per $1,000 of Accumulation Value .................	$5.63
5.	First monthly annuity payment (3)×(4)÷1,000..................................................	$56.30
6.	Payout Unit value..............................................................................................	$1.000000
7.	Number of Payout Units (5)÷(6) .......................................................................	56.30
8.	Assume Payout Unit value for second month equal to .....................................	$.997000
9.	Second monthly Payout Payment (7)×(8) .........................................................	$56.13
10. Assume Payout Unit value for third month equal to ........................................		$.980000
11. Third monthly Payout Payment (7)×(10) .........................................................		$55.17
DISTRIBUTION OF ANNUITY CONTRACTS

The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia.

The Contracts are no longer offered to new plans but may be available to participants in plans with an existing Contract. Previously, the Contracts were sold in a continuous offering by licensed insurance agents who were registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA").

AIG Capital Services, Inc. ("Distributor") is the distributor for VALIC Separate Account A. Distributor, an affiliate of the Company, is located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367. The Distributor is a Delaware corporation and a member of FINRA.

VALIC no longer pays commissions to financial professionals for sales or subsequent Purchase Payments made into the Contracts. The commissions which were paid by the Company did not result in any charge to Contract Owners or to VALIC Separate Account A.

15

Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. The Company has not paid any sales commissions with respect to sales of the Contract for the past three fiscal years ended December 31.

EXPERTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A, The Variable Annuity Life Insurance Company ("VALIC"), and the American Home Assurance Company.

You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

-The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019

-The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019

-The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019

COMMENTS ON FINANCIAL STATEMENTS

The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

Divisions 10A and 10B are the only Divisions available under the Contracts described in the prospectus.

You should only consider the statutory financial statements of American Home included in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee with respect to Contracts with a date of issue of December 29, 2006 or earlier.

© 2020 American International Group, Inc.

All Rights Reserved.

16

Separate Account A The Variable Annuity Life Insurance Company

2019

Annual Report

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and The Variable Annuity Life Insurance Company Contract Owners of Separate Account A.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of the Separate Account A as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Beacon Bridgeway Large Cap Growth Fund Investor	American Beacon Holland Large Cap Growth Fund Investor Class
Class

AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA Wellington Growth Portfolio Class 3 (1) (8)

AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 3 (2) (8)

AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 3

AST SA Wellington Government and Quality Bond Portfolio Class	Ariel Fund Investor Class
3

Ariel Appreciation Fund Investor Class	FTVIP Templeton Global Asset Allocation Fund (7)

FTVIP Franklin Allocation VIP Fund Class 2	Invesco V.I. Comstock Fund Series II

FTVIP Franklin Income VIP Fund Class 2	Invesco V.I. Growth and Income Fund Series II

Goldman Sachs VIT Government Money Market Fund Service	PIMCO Total Return Portfolio Institutional Class (7)
Class

Invesco V.I. American Franchise Fund Series II	SST SA Allocation Moderate Portfolio Class 3

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

Lord Abbett Growth and Income Portfolio Class VC	SST SA Wellington Real Return Portfolio Class 3

Neuberger Berman AMT Guardian Trust Class (7)	SAST SA Janus Focused Growth Portfolio Class 3

PIMCO Total Return Portfolio Advisor Class (7)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3

SST SA Allocation Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3

SST SA Allocation Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3

SST SA Allocation Moderate Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3

SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3

SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3 (3)

SAST SA American Funds Global Growth Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3

SAST SA American Funds Growth Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3 (3)

SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3

SAST SA American Funds VCP Managed Allocation Portfolio	SAST SA Legg Mason Tactical Opportunities Class 3
Class 3

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

SAST SA Boston Company Capital Growth Portfolio Class 3 (5) (8)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3

SAST SA Columbia Technology Portfolio Class 3	SAST SA MFS Telecom Utility Portfolio Class 3 (6) (8)

SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3

SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3

SAST SA Emerging Markets Equity Index Portfolio Class 3 (3)	SAST SA Morgan Stanley International Equities Portfolio Class 3

SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3

SAST SA Fidelity Institutional AM® International Growth	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
Portfolio Class 1 (7)

SAST SA Fidelity Institutional AM® International Growth	SAST SA PineBridge High-Yield Bond Portfolio Class 3
Portfolio Class 3 (7)

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3

SAST SA Fixed Income Index Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3

SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3

SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3

SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1 (7)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3

SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3 (7)	SAST SA Templeton Foreign Value Portfolio Class 3

SAST SA Global Index Allocation 60-40 Portfolio Class 3 (3)	SAST SA VCP Dynamic Allocation Portfolio Class 3

SAST SA Global Index Allocation 75-25 Portfolio Class 3 (3)	SAST SA VCP Dynamic Strategy Portfolio Class 3

SAST SA Global Index Allocation 90-10 Portfolio Class 3 (3)	SAST SA VCP Index Allocation Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 3 (4) (8)

SAST SA Index Allocation 60-40 Portfolio Class 3	T Rowe Price Retirement 2040 Advisor Class

SAST SA Index Allocation 80-20 Portfolio Class 3	T Rowe Price Retirement 2045 Advisor Class

SAST SA Index Allocation 90-10 Portfolio Class 3	T Rowe Price Retirement 2050 Advisor Class

SAST SA International Index Portfolio Class 3	T Rowe Price Retirement 2055 Advisor Class

SAST SA Invesco Growth Opportunities Portfolio Class 3	T Rowe Price Retirement 2060 Advisor Class

SAST SA Invesco VCP Equity-Income Portfolio Class 3	VALIC Company I International Growth Fund

T Rowe Price Retirement 2015 Advisor Class	VALIC Company I International Socially Responsible Fund

T Rowe Price Retirement 2020 Advisor Class	VALIC Company I International Value Fund

T Rowe Price Retirement 2025 Advisor Class	VALIC Company I Large Cap Core Fund

T Rowe Price Retirement 2030 Advisor Class	VALIC Company I Large Capital Growth Fund

T Rowe Price Retirement 2035 Advisor Class	VALIC Company I Mid Cap Index Fund

VALIC Company I Asset Allocation Fund	VALIC Company I Mid Cap Strategic Growth Fund

VALIC Company I Blue Chip Growth Fund	VALIC Company I Nasdaq-100 Index Fund

VALIC Company I Capital Conservation Fund	VALIC Company I Science & Technology Fund

VALIC Company I Core Equity Fund	VALIC Company I Small Cap Aggressive Growth Fund

VALIC Company I Dividend Value Fund	VALIC Company I Small Cap Fund

VALIC Company I Dynamic Allocation Fund	VALIC Company I Small Cap Index Fund

VALIC Company I Emerging Economies Fund	VALIC Company I Small Cap Special Values Fund

VALIC Company I Global Real Estate Fund	VALIC Company I Small Mid Growth Fund

VALIC Company I Global Strategy Fund	VALIC Company I Stock Index Fund

VALIC Company I Government Money Market I Fund	VALIC Company I Systematic Value Fund

VALIC Company I Government Securities Fund	VALIC Company I Value Fund

VALIC Company I Growth & Income Fund	VALIC Company II Mid Cap Growth Fund

VALIC Company I Growth Fund	VALIC Company II Mid Cap Value Fund

VALIC Company I Health Sciences Fund	VALIC Company II Moderate Growth Lifestyle Fund

VALIC Company I Inflation Protected Fund	VALIC Company II Small Cap Growth Fund

VALIC Company I International Equities Index Fund	VALIC Company II Small Cap Value Fund

VALIC Company I International Government Bond Fund	VALIC Company II Strategic Bond Fund

VALIC Company II Aggressive Growth Lifestyle Fund	VALIC Company II U.S. Socially Responsible Fund

VALIC Company II Capital Appreciation Fund	Vanguard Long-Term Treasury Fund Investor Shares

VALIC Company II Conservative Growth Lifestyle Fund	Vanguard Wellington Fund Investor Shares

VALIC Company II Core Bond Fund	Vanguard Windsor II Fund Investor Shares

VALIC Company II Government Money Market II Fund

VALIC Company II High Yield Bond Fund

VALIC Company II International Opportunities Fund

VALIC Company II Large Cap Value Fund

Vanguard LifeStrategy Conservative Growth Fund Investor Shares

Vanguard LifeStrategy Growth Fund Investor Shares

Vanguard LifeStrategy Moderate Growth Fund Investor Shares

Vanguard Long-Term Investment-Grade Fund Investor Shares

(1)The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(2)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(3)For the period May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(4)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(5)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(6)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.

(7)There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.

(8)Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of The Variable Annuity Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub- accounts of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

We have served as the auditor of one or more of the sub-accounts of the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

				Contract		Net Assets
		Due from (to)		Owners -	Contract Owners	Attributable to
	Investments at Fair	General		Annuity	- Accumulation	Contract Owner
Sub-accounts	Value	Account, Net	Net Assets	Reserves	Reserves	Reserves
American Beacon Bridgeway Large Cap Growth Fund Investor Class	$65,597,447	$(4,491)	$65,592,956	$9,539	$65,583,417	$65,592,956
AST SA BlackRock Multi-Asset Income Portfolio Class 3	1,603,100	-	1,603,100	-	1,603,100	1,603,100
AST SA PGI Asset Allocation Portfolio Class 3	162,330	-	162,330	-	162,330	162,330
AST SA Wellington Capital Appreciation Portfolio Class 3	2,573,340	-	2,573,340	-	2,573,340	2,573,340
AST SA Wellington Government and Quality Bond Portfolio Class 3	3,544,138	-	3,544,138	-	3,544,138	3,544,138
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,310,975	-	1,310,975	-	1,310,975	1,310,975
Ariel Appreciation Fund Investor Class	282,719,470	(13,621)	282,705,849	327,735	282,378,114	282,705,849
Ariel Fund Investor Class	382,124,960	(20,446)	382,104,514	176,531	381,927,983	382,104,514
FTVIP Franklin Allocation VIP Fund Class 2	439,694	-	439,694	-	439,694	439,694
FTVIP Franklin Income VIP Fund Class 2	4,008,102	-	4,008,102	-	4,008,102	4,008,102
Goldman Sachs VIT Government Money Market Fund Service Class	781,077	-	781,077	-	781,077	781,077
Invesco V.I. American Franchise Fund Series II	553,458	-	553,458	-	553,458	553,458
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	141,198,775	(5,423)	141,193,352	34,116	141,159,236	141,193,352
Invesco V.I. Comstock Fund Series II	1,215,833	-	1,215,833	-	1,215,833	1,215,833
Invesco V.I. Growth and Income Fund Series II	1,382,771	-	1,382,771	-	1,382,771	1,382,771
Lord Abbett Growth and Income Portfolio Class VC	300,054	-	300,054	-	300,054	300,054
SST SA Allocation Balanced Portfolio Class 3	2,222,298	-	2,222,298	-	2,222,298	2,222,298
SST SA Allocation Growth Portfolio Class 3	4,773,276	-	4,773,276	-	4,773,276	4,773,276
SST SA Allocation Moderate Growth Portfolio Class 3	4,344,290	-	4,344,290	-	4,344,290	4,344,290
SST SA Allocation Moderate Portfolio Class 3	4,551,478	-	4,551,478	-	4,551,478	4,551,478
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,062,135	-	2,062,135	-	2,062,135	2,062,135
SST SA Wellington Real Return Portfolio Class 3	2,857,482	-	2,857,482	-	2,857,482	2,857,482
SAST SA AB Growth Portfolio Class 3	1,802,080	-	1,802,080	-	1,802,080	1,802,080
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,168,093	-	1,168,093	-	1,168,093	1,168,093
SAST SA American Funds Asset Allocation Portfolio Class 3	44,732,136	-	44,732,136	-	44,732,136	44,732,136
SAST SA American Funds Global Growth Portfolio Class 3	2,486,755	-	2,486,755	-	2,486,755	2,486,755
SAST SA American Funds Growth Portfolio Class 3	5,014,053	-	5,014,053	-	5,014,053	5,014,053
SAST SA American Funds Growth-Income Portfolio Class 3	4,897,859	-	4,897,859	-	4,897,859	4,897,859
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	63,190,903	-	63,190,903	-	63,190,903	63,190,903
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	31,712,630	-	31,712,630	-	31,712,630	31,712,630
SAST SA Columbia Technology Portfolio Class 3	1,427,154	-	1,427,154	-	1,427,154	1,427,154
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,169,032	-	1,169,032	-	1,169,032	1,169,032
SAST SA Dogs of Wall Street Portfolio Class 3	2,675,453	-	2,675,453	-	2,675,453	2,675,453
SAST SA Emerging Markets Equity Index Portfolio Class 3	21,685	-	21,685	-	21,685	21,685
SAST SA Federated Corporate Bond Portfolio Class 3	4,723,429	-	4,723,429	-	4,723,429	4,723,429
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	162,907	-	162,907	-	162,907	162,907
SAST SA Fixed Income Index Portfolio Class 3	1,431,324	-	1,431,324	-	1,431,324	1,431,324
SAST SA Fixed Income Intermediate Index Portfolio Class 3	305,978	-	305,978	-	305,978	305,978
SAST SA Franklin Small Company Value Portfolio Class 3	511,547	-	511,547	-	511,547	511,547
SAST SA Global Index Allocation 60-40 Portfolio Class 3	1,062,585	-	1,062,585	-	1,062,585	1,062,585
SAST SA Global Index Allocation 75-25 Portfolio Class 3	1,752,595	-	1,752,595	-	1,752,595	1,752,595
SAST SA Global Index Allocation 90-10 Portfolio Class 3	5,387,380	-	5,387,380	-	5,387,380	5,387,380
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,285,519	-	2,285,519	-	2,285,519	2,285,519
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,072,638	-	1,072,638	-	1,072,638	1,072,638
SAST SA Index Allocation 60-40 Portfolio Class 3	5,213,149	-	5,213,149	-	5,213,149	5,213,149
SAST SA Index Allocation 80-20 Portfolio Class 3	10,117,240	-	10,117,240	-	10,117,240	10,117,240
SAST SA Index Allocation 90-10 Portfolio Class 3	34,642,920	-	34,642,920	-	34,642,920	34,642,920
SAST SA International Index Portfolio Class 3	199,617	-	199,617	-	199,617	199,617
SAST SA Invesco Growth Opportunities Portfolio Class 3	176,156	-	176,156	-	176,156	176,156
SAST SA Invesco VCP Equity-Income Portfolio Class 3	23,871,143	-	23,871,143	-	23,871,143	23,871,143
SAST SA Janus Focused Growth Portfolio Class 3	576,852	-	576,852	-	576,852	576,852
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	2,214,964	-	2,214,964	-	2,214,964	2,214,964
SAST SA JPMorgan Emerging Markets Portfolio Class 3	463,158	-	463,158	-	463,158	463,158
SAST SA JPMorgan Equity-Income Portfolio Class 3	1,471,036	-	1,471,036	-	1,471,036	1,471,036
SAST SA JPMorgan Global Equities Portfolio Class 3	26,293	-	26,293	-	26,293	26,293
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	4,893,440	-	4,893,440	-	4,893,440	4,893,440
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	402,493	-	402,493	-	402,493	402,493
SAST SA Large Cap Growth Index Portfolio Class 3	435,373	-	435,373	-	435,373	435,373
SAST SA Large Cap Index Portfolio Class 3	674,069	-	674,069	-	674,069	674,069
SAST SA Large Cap Value Index Portfolio Class 3	145,892	-	145,892	-	145,892	145,892
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	1,003,722	-	1,003,722	-	1,003,722	1,003,722
SAST SA Legg Mason Tactical Opportunities Class 3	386,488	-	386,488	-	386,488	386,488
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,045,384	-	1,045,384	-	1,045,384	1,045,384
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	1,507,785	-	1,507,785	-	1,507,785	1,507,785
SAST SA MFS Total Return Portfolio Class 3	1,312,029	-	1,312,029	-	1,312,029	1,312,029
SAST SA Mid Cap Index Portfolio Class 3	604,165	-	604,165	-	604,165	604,165
SAST SA Morgan Stanley International Equities Portfolio Class 3	882,044	-	882,044	-	882,044	882,044
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,186,221	-	1,186,221	-	1,186,221	1,186,221
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	28,018,623	-	28,018,623	-	28,018,623	28,018,623
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,356,131	-	1,356,131	-	1,356,131	1,356,131
SAST SA Putnam International Growth and Income Portfolio Class 3	95,700	-	95,700	-	95,700	95,700
SAST SA Schroders VCP Global Allocation Portfolio Class 3	18,737,065	-	18,737,065	-	18,737,065	18,737,065
SAST SA Small Cap Index Portfolio Class 3	459,321	-	459,321	-	459,321	459,321
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,731,843	-	1,731,843	-	1,731,843	1,731,843
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	34,203,578	-	34,203,578	-	34,203,578	34,203,578

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

						Contract		Net Assets
			Due from (to)			Owners -	Contract Owners	Attributable to
	Investments at Fair		General			Annuity	- Accumulation	Contract Owner
Sub-accounts	Value		Account, Net	Net Assets		Reserves	Reserves	Reserves
SAST SA Templeton Foreign Value Portfolio Class 3	$673,040	$	- $	673,040	$	- $	673,040	$673,040
SAST SA VCP Dynamic Allocation Portfolio Class 3	77,580,650		-	77,580,650		-	77,580,650	77,580,650
SAST SA VCP Dynamic Strategy Portfolio Class 3	65,253,071		-	65,253,071		-	65,253,071	65,253,071
SAST SA VCP Index Allocation Portfolio Class 3	17,018,935		-	17,018,935		-	17,018,935	17,018,935
SAST SA WellsCap Aggressive Growth Portfolio Class 3	470,819		-	470,819		-	470,819	470,819
T Rowe Price Retirement 2015 Advisor Class	13,841,987		(255)	13,841,732		-	13,841,732	13,841,732
T Rowe Price Retirement 2020 Advisor Class	38,510,744		(756)	38,509,988		-	38,509,988	38,509,988
T Rowe Price Retirement 2025 Advisor Class	45,531,260		(1,467)	45,529,793		-	45,529,793	45,529,793
T Rowe Price Retirement 2030 Advisor Class	46,964,231		(1,846)	46,962,385		-	46,962,385	46,962,385
T Rowe Price Retirement 2035 Advisor Class	34,511,251		(1,630)	34,509,621		-	34,509,621	34,509,621
T Rowe Price Retirement 2040 Advisor Class	35,250,403		(1,993)	35,248,410		-	35,248,410	35,248,410
T Rowe Price Retirement 2045 Advisor Class	26,409,325		(1,766)	26,407,559		-	26,407,559	26,407,559
T Rowe Price Retirement 2050 Advisor Class	22,088,862		(1,742)	22,087,120		-	22,087,120	22,087,120
T Rowe Price Retirement 2055 Advisor Class	10,391,073		(1,076)	10,389,997		-	10,389,997	10,389,997
T Rowe Price Retirement 2060 Advisor Class	6,885,236		(813)	6,884,423		-	6,884,423	6,884,423
VALIC Company I Asset Allocation Fund	152,045,906		(9,304)	152,036,602		86,401	151,950,201	152,036,602
VALIC Company I Blue Chip Growth Fund	843,565,112		(57,768)	843,507,344		111,748	843,395,596	843,507,344
VALIC Company I Capital Conservation Fund	150,264,475		(6,311)	150,258,164		133,840	150,124,324	150,258,164
VALIC Company I Core Equity Fund	254,501,693		(13,711)	254,487,982		212,115	254,275,867	254,487,982
VALIC Company I Dividend Value Fund	998,924,670		(65,062)	998,859,608		223,076	998,636,532	998,859,608
VALIC Company I Dynamic Allocation Fund	195,248,778		(2,602)	195,246,176		-	195,246,176	195,246,176
VALIC Company I Emerging Economies Fund	761,154,369		(32,587)	761,121,782		58,130	761,063,652	761,121,782
VALIC Company I Global Real Estate Fund	461,731,150		(27,145)	461,704,005		5,010	461,698,995	461,704,005
VALIC Company I Global Strategy Fund	324,067,720		(28,020)	324,039,700		127,510	323,912,190	324,039,700
VALIC Company I Government Money Market I Fund	294,784,754		(29,190)	294,755,564		9,889	294,745,675	294,755,564
VALIC Company I Government Securities Fund	102,661,200		(4,362)	102,656,838		78,508	102,578,330	102,656,838
VALIC Company I Growth & Income Fund	125,419,540		(9,326)	125,410,214		71,210	125,339,004	125,410,214
VALIC Company I Growth Fund	1,386,100,170		(79,229)	1,386,020,941		381,088	1,385,639,853	1,386,020,941
VALIC Company I Health Sciences Fund	821,449,786		(37,637)	821,412,149		174,748	821,237,401	821,412,149
VALIC Company I Inflation Protected Fund	609,703,568		(46,628)	609,656,940		95,241	609,561,699	609,656,940
VALIC Company I International Equities Index Fund	1,171,303,485		(83,003)	1,171,220,482		138,876	1,171,081,606	1,171,220,482
VALIC Company I International Government Bond Fund	111,787,233		(8,487)	111,778,746		21,477	111,757,269	111,778,746
VALIC Company I International Growth Fund	477,227,915		(38,774)	477,189,141		434,148	476,754,993	477,189,141
VALIC Company I International Socially Responsible Fund	389,076,262		(16,698)	389,059,564		335,564	388,724,000	389,059,564
VALIC Company I International Value Fund	664,108,803		(43,183)	664,065,620		64,386	664,001,234	664,065,620
VALIC Company I Large Cap Core Fund	156,227,369		(11,457)	156,215,912		23,140	156,192,772	156,215,912
VALIC Company I Large Capital Growth Fund	523,970,390		(22,956)	523,947,434		125,746	523,821,688	523,947,434
VALIC Company I Mid Cap Index Fund	3,307,150,545		(239,626)	3,306,910,919		1,507,540	3,305,403,379	3,306,910,919
VALIC Company I Mid Cap Strategic Growth Fund	310,863,428		(13,438)	310,849,990		59,210	310,790,780	310,849,990
VALIC Company I Nasdaq-100 Index Fund	525,519,673		(22,363)	525,497,310		117,921	525,379,389	525,497,310
VALIC Company I Science & Technology Fund	1,461,079,669		(57,776)	1,461,021,893		1,088,973	1,459,932,920	1,461,021,893
VALIC Company I Small Cap Aggressive Growth Fund	172,549,719		(6,950)	172,542,769		14,055	172,528,714	172,542,769
VALIC Company I Small Cap Fund	302,480,199		(17,989)	302,462,210		244,382	302,217,828	302,462,210
VALIC Company I Small Cap Index Fund	1,068,745,691		(81,418)	1,068,664,273		646,250	1,068,018,023	1,068,664,273
VALIC Company I Small Cap Special Values Fund	221,436,536		(7,801)	221,428,735		64,247	221,364,488	221,428,735
VALIC Company I Small Mid Growth Fund	127,444,187		(5,392)	127,438,795		12,282	127,426,513	127,438,795
VALIC Company I Stock Index Fund	4,762,682,420		(946,891)	4,761,735,529		4,754,800	4,756,980,729	4,761,735,529
VALIC Company I Systematic Value Fund	45,593,079		(3,102)	45,589,977		-	45,589,977	45,589,977
VALIC Company I Value Fund	82,278,032		(10,742)	82,267,290		4,323	82,262,967	82,267,290
VALIC Company II Aggressive Growth Lifestyle Fund	612,006,045		(42,907)	611,963,138		50,385	611,912,753	611,963,138
VALIC Company II Capital Appreciation Fund	44,539,554		(3,719)	44,535,835		-	44,535,835	44,535,835
VALIC Company II Conservative Growth Lifestyle Fund	343,169,689		(19,379)	343,150,310		362,273	342,788,037	343,150,310
VALIC Company II Core Bond Fund	1,314,494,035		(67,359)	1,314,426,676		9,206	1,314,417,470	1,314,426,676
VALIC Company II Government Money Market II Fund	115,853,903		(4,623)	115,849,280		20,428	115,828,852	115,849,280
VALIC Company II High Yield Bond Fund	499,873,526		(25,255)	499,848,271		30,040	499,818,231	499,848,271
VALIC Company II International Opportunities Fund	578,627,647		(33,220)	578,594,427		80,498	578,513,929	578,594,427
VALIC Company II Large Cap Value Fund	186,731,368		(18,217)	186,713,151		-	186,713,151	186,713,151
VALIC Company II Mid Cap Growth Fund	226,832,206		(9,001)	226,823,205		18,956	226,804,249	226,823,205
VALIC Company II Mid Cap Value Fund	751,180,333		(44,025)	751,136,308		161,657	750,974,651	751,136,308
VALIC Company II Moderate Growth Lifestyle Fund	1,017,668,962		(56,746)	1,017,612,216		121,386	1,017,490,830	1,017,612,216
VALIC Company II Small Cap Growth Fund	179,650,470		(10,327)	179,640,143		10,719	179,629,424	179,640,143
VALIC Company II Small Cap Value Fund	323,898,826		(20,793)	323,878,033		142,744	323,735,289	323,878,033
VALIC Company II Strategic Bond Fund	666,057,721		(65,794)	665,991,927		140,011	665,851,916	665,991,927
VALIC Company II U.S. Socially Responsible Fund	749,808,273		(66,391)	749,741,882		61,440	749,680,442	749,741,882
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	105,764,236		(5,273)	105,758,963		-	105,758,963	105,758,963
Vanguard LifeStrategy Growth Fund Investor Shares	277,475,245		(15,887)	277,459,358		9,458	277,449,900	277,459,358
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	275,261,326		(17,446)	275,243,880		9,780	275,234,100	275,243,880
Vanguard Long-Term Investment-Grade Fund Investor Shares	343,202,827		(30,206)	343,172,621		5,994	343,166,627	343,172,621
Vanguard Long-Term Treasury Fund Investor Shares	211,023,203		(12,921)	211,010,282		51,670	210,958,612	211,010,282
Vanguard Wellington Fund Investor Shares	2,016,464,452		(26,872)	2,016,437,580		11,161,089	2,005,276,491	2,016,437,580
Vanguard Windsor II Fund Investor Shares	1,729,250,671		(96,815)	1,729,153,856		661,987	1,728,491,869	1,729,153,856

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
American Beacon Bridgeway Large Cap Growth Fund Investor Class	2,230,447	$29.41	$65,597,447	$65,548,556	1
AST SA BlackRock Multi-Asset Income Portfolio Class 3	241,068	6.65	1,603,100	1,542,527	1
AST SA PGI Asset Allocation Portfolio Class 3	11,637	13.95	162,330	165,500	1
AST SA Wellington Capital Appreciation Portfolio Class 3	65,546	39.26	2,573,340	2,633,037	1
AST SA Wellington Government and Quality Bond Portfolio Class 3	230,888	15.35	3,544,138	3,485,086	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	155,329	8.44	1,310,975	1,245,374	1
Ariel Appreciation Fund Investor Class	6,337,581	44.61	282,719,470	299,973,481	1
Ariel Fund Investor Class	5,874,327	65.05	382,124,960	348,109,445	1
FTVIP Franklin Allocation VIP Fund Class 2	64,566	6.81	439,694	439,165	1
FTVIP Franklin Income VIP Fund Class 2	251,923	15.91	4,008,102	3,896,823	1
Goldman Sachs VIT Government Money Market Fund Service Class	781,077	1.00	781,077	781,077	1
Invesco V.I. American Franchise Fund Series II	8,661	63.90	553,458	533,418	1
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	21,789,934	6.48	141,198,775	163,828,859	1
Invesco V.I. Comstock Fund Series II	71,143	17.09	1,215,833	1,258,347	1
Invesco V.I. Growth and Income Fund Series II	72,548	19.06	1,382,771	1,457,238	1
Lord Abbett Growth and Income Portfolio Class VC	8,680	34.57	300,054	298,219	1
SST SA Allocation Balanced Portfolio Class 3	220,466	10.08	2,222,298	2,265,237	1
SST SA Allocation Growth Portfolio Class 3	334,497	14.27	4,773,276	4,613,894	1
SST SA Allocation Moderate Growth Portfolio Class 3	412,563	10.53	4,344,290	4,494,900	1
SST SA Allocation Moderate Portfolio Class 3	428,173	10.63	4,551,478	4,512,650	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	170,003	12.13	2,062,135	2,044,838	1
SST SA Wellington Real Return Portfolio Class 3	293,678	9.73	2,857,482	2,817,957	1
SAST SA AB Growth Portfolio Class 3	36,643	49.18	1,802,080	1,564,504	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	79,842	14.63	1,168,093	1,255,858	1
SAST SA American Funds Asset Allocation Portfolio Class 3	3,045,074	14.69	44,732,136	43,945,904	1
SAST SA American Funds Global Growth Portfolio Class 3	227,101	10.95	2,486,755	2,574,690	1
SAST SA American Funds Growth Portfolio Class 3	418,186	11.99	5,014,053	4,801,228	1
SAST SA American Funds Growth-Income Portfolio Class 3	410,206	11.94	4,897,859	4,820,846	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,272,542	14.79	63,190,903	57,832,272	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,846,735	11.14	31,712,630	31,145,335	1
SAST SA Columbia Technology Portfolio Class 3	193,381	7.38	1,427,154	1,262,310	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	112,299	10.41	1,169,032	1,168,637	1
SAST SA Dogs of Wall Street Portfolio Class 3	189,480	14.12	2,675,453	2,601,388	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,439	15.07	21,685	19,370	1
SAST SA Federated Corporate Bond Portfolio Class 3	351,184	13.45	4,723,429	4,662,696	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	11,865	13.73	162,907	161,435	1
SAST SA Fixed Income Index Portfolio Class 3	133,519	10.72	1,431,324	1,372,934	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	29,563	10.35	305,978	294,658	1
SAST SA Franklin Small Company Value Portfolio Class 3	27,385	18.68	511,547	584,090	1
SAST SA Global Index Allocation 60-40 Portfolio Class 3	65,835	16.14	1,062,585	984,204	1
SAST SA Global Index Allocation 75-25 Portfolio Class 3	108,587	16.14	1,752,595	1,644,667	1
SAST SA Global Index Allocation 90-10 Portfolio Class 3	335,872	16.04	5,387,380	5,024,982	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	208,343	10.97	2,285,519	2,242,163	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	100,340	10.69	1,072,638	1,027,591	1
SAST SA Index Allocation 60-40 Portfolio Class 3	436,978	11.93	5,213,149	4,837,003	1
SAST SA Index Allocation 80-20 Portfolio Class 3	817,885	12.37	10,117,240	9,265,052	1
SAST SA Index Allocation 90-10 Portfolio Class 3	2,756,000	12.57	34,642,920	31,602,260	1
SAST SA International Index Portfolio Class 3	17,076	11.69	199,617	188,727	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	21,992	8.01	176,156	189,957	1
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,808,420	13.20	23,871,143	22,490,676	1
SAST SA Janus Focused Growth Portfolio Class 3	36,742	15.70	576,852	474,422	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	116,885	18.95	2,214,964	2,261,951	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	54,682	8.47	463,158	417,741	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	40,726	36.12	1,471,036	1,333,990	1
SAST SA JPMorgan Global Equities Portfolio Class 3	1,416	18.57	26,293	25,637	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	536,561	9.12	4,893,440	4,767,635	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	21,934	18.35	402,493	384,683	1
SAST SA Large Cap Growth Index Portfolio Class 3	23,245	18.73	435,373	394,483	1
SAST SA Large Cap Index Portfolio Class 3	25,846	26.08	674,069	611,610	1
SAST SA Large Cap Value Index Portfolio Class 3	8,074	18.07	145,892	128,466	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	48,349	20.76	1,003,722	994,100	1
SAST SA Legg Mason Tactical Opportunities Class 3	34,850	11.09	386,488	367,099	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	78,365	13.34	1,045,384	929,778	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	63,246	23.84	1,507,785	1,366,992	1
SAST SA MFS Total Return Portfolio Class 3	68,335	19.20	1,312,029	1,298,629	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
SAST SA Mid Cap Index Portfolio Class 3	50,941	$11.86	$604,165	$567,659	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	86,901	10.15	882,044	824,202	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	52,862	22.44	1,186,221	1,057,026	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,512,881	11.15	28,018,623	27,490,801	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	249,748	5.43	1,356,131	1,400,388	1
SAST SA Putnam International Growth and Income Portfolio Class 3	9,513	10.06	95,700	93,920	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,640,724	11.42	18,737,065	18,421,092	1
SAST SA Small Cap Index Portfolio Class 3	38,631	11.89	459,321	438,890	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	147,516	11.74	1,731,843	1,585,482	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,740,671	12.48	34,203,578	32,018,341	1
SAST SA Templeton Foreign Value Portfolio Class 3	45,847	14.68	673,040	672,103	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,944,877	13.05	77,580,650	74,409,760	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,932,205	13.23	65,253,071	61,969,862	1
SAST SA VCP Index Allocation Portfolio Class 3	1,494,200	11.39	17,018,935	15,651,829	1
SAST SA WellsCap Aggressive Growth Portfolio Class 3	21,056	22.36	470,819	447,046	1
T Rowe Price Retirement 2015 Advisor Class	957,260	14.46	13,841,987	14,029,297	1
T Rowe Price Retirement 2020 Advisor Class	1,756,877	21.92	38,510,744	38,291,315	1
T Rowe Price Retirement 2025 Advisor Class	2,573,842	17.69	45,531,260	43,765,743	1
T Rowe Price Retirement 2030 Advisor Class	1,828,825	25.68	46,964,231	45,486,726	1
T Rowe Price Retirement 2035 Advisor Class	1,822,136	18.94	34,511,251	32,882,775	1
T Rowe Price Retirement 2040 Advisor Class	1,314,333	26.82	35,250,403	33,672,095	1
T Rowe Price Retirement 2045 Advisor Class	1,435,289	18.40	26,409,325	25,253,361	1
T Rowe Price Retirement 2050 Advisor Class	1,425,088	15.50	22,088,862	21,054,183	1
T Rowe Price Retirement 2055 Advisor Class	658,079	15.79	10,391,073	9,884,232	1
T Rowe Price Retirement 2060 Advisor Class	545,149	12.63	6,885,236	6,543,099	1
VALIC Company I Asset Allocation Fund	14,052,302	10.82	152,045,906	153,380,170	1
VALIC Company I Blue Chip Growth Fund	38,501,374	21.91	843,565,112	572,017,656	1
VALIC Company I Capital Conservation Fund	14,588,784	10.30	150,264,475	143,014,513	1
VALIC Company I Core Equity Fund	10,675,407	23.84	254,501,693	147,928,493	1
VALIC Company I Dividend Value Fund	78,966,377	12.65	998,924,670	945,585,440	1
VALIC Company I Dynamic Allocation Fund	15,230,014	12.82	195,248,778	175,307,764	1
VALIC Company I Emerging Economies Fund	85,619,164	8.89	761,154,369	651,880,298	1
VALIC Company I Global Real Estate Fund	53,011,613	8.71	461,731,150	423,716,425	1
VALIC Company I Global Strategy Fund	29,407,234	11.02	324,067,720	331,746,299	1
VALIC Company I Government Money Market I Fund	294,784,754	1.00	294,784,754	294,784,755	1
VALIC Company I Government Securities Fund	9,488,096	10.82	102,661,200	101,403,565	1
VALIC Company I Growth & Income Fund	5,186,912	24.18	125,419,540	83,016,517	1
VALIC Company I Growth Fund	72,646,759	19.08	1,386,100,170	1,100,503,746	1
VALIC Company I Health Sciences Fund	35,637,735	23.05	821,449,786	738,060,968	1
VALIC Company I Inflation Protected Fund	53,202,755	11.46	609,703,568	589,262,241	1
VALIC Company I International Equities Index Fund	154,321,935	7.59	1,171,303,485	1,053,972,776	1
VALIC Company I International Government Bond Fund	9,066,280	12.33	111,787,233	105,936,213	1
VALIC Company I International Growth Fund	37,023,112	12.89	477,227,915	406,075,209	1
VALIC Company I International Socially Responsible Fund	13,233,886	29.40	389,076,262	228,782,962	1
VALIC Company I International Value Fund	65,623,400	10.12	664,108,803	548,386,903	1
VALIC Company I Large Cap Core Fund	11,943,988	13.08	156,227,369	137,386,718	1
VALIC Company I Large Capital Growth Fund	27,767,376	18.87	523,970,390	320,387,313	1
VALIC Company I Mid Cap Index Fund	122,441,708	27.01	3,307,150,545	2,886,654,963	1
VALIC Company I Mid Cap Strategic Growth Fund	17,464,238	17.80	310,863,428	212,159,532	1
VALIC Company I Nasdaq-100 Index Fund	30,376,860	17.30	525,519,673	292,726,178	1
VALIC Company I Science & Technology Fund	47,904,251	30.50	1,461,079,669	933,154,912	1
VALIC Company I Small Cap Aggressive Growth Fund	10,831,746	15.93	172,549,719	145,026,423	1
VALIC Company I Small Cap Fund	25,547,314	11.84	302,480,199	268,109,989	1
VALIC Company I Small Cap Index Fund	49,709,102	21.50	1,068,745,691	901,250,958	1
VALIC Company I Small Cap Special Values Fund	17,072,979	12.97	221,436,536	198,656,959	1
VALIC Company I Small Mid Growth Fund	8,582,100	14.85	127,444,187	105,997,184	1
VALIC Company I Stock Index Fund	102,379,244	46.52	4,762,682,420	3,050,074,692	1
VALIC Company I Systematic Value Fund	2,867,489	15.90	45,593,079	42,875,095	1
VALIC Company I Value Fund	4,015,521	20.49	82,278,032	46,169,973	1
VALIC Company II Aggressive Growth Lifestyle Fund	55,890,963	10.95	612,006,045	573,365,234	1
VALIC Company II Capital Appreciation Fund	2,757,867	16.15	44,539,554	42,913,797	1
VALIC Company II Conservative Growth Lifestyle Fund	27,652,674	12.41	343,169,689	337,686,785	1
VALIC Company II Core Bond Fund	113,514,165	11.58	1,314,494,035	1,249,898,446	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
VALIC Company II Government Money Market II Fund	115,853,903	$1.00	$115,853,903	$115,853,896	1
VALIC Company II High Yield Bond Fund	63,115,344	7.92	499,873,526	479,452,176	1
VALIC Company II International Opportunities Fund	27,993,597	20.67	578,627,647	417,049,438	1
VALIC Company II Large Cap Value Fund	8,313,952	22.46	186,731,368	136,201,176	1
VALIC Company II Mid Cap Growth Fund	20,361,957	11.14	226,832,206	202,696,247	1
VALIC Company II Mid Cap Value Fund	39,267,137	19.13	751,180,333	778,165,764	1
VALIC Company II Moderate Growth Lifestyle Fund	68,761,416	14.80	1,017,668,962	959,013,262	1
VALIC Company II Small Cap Growth Fund	9,530,529	18.85	179,650,470	170,952,836	1
VALIC Company II Small Cap Value Fund	26,768,498	12.10	323,898,826	369,609,870	1
VALIC Company II Strategic Bond Fund	58,018,965	11.48	666,057,721	652,833,872	1
VALIC Company II U.S. Socially Responsible Fund	30,907,184	24.26	749,808,273	442,238,171	1
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	5,029,208	21.03	105,764,236	94,636,276	1
Vanguard LifeStrategy Growth Fund Investor Shares	7,677,788	36.14	277,475,245	195,642,251	1
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	9,537,814	28.86	275,261,326	217,216,583	1
Vanguard Long-Term Investment-Grade Fund Investor Shares	31,342,724	10.95	343,202,827	326,594,277	1
Vanguard Long-Term Treasury Fund Investor Shares	16,084,086	13.12	211,023,203	206,268,127	1
Vanguard Wellington Fund Investor Shares	46,483,736	43.38	2,016,464,452	1,548,692,005	1
Vanguard Windsor II Fund Investor Shares	47,493,839	36.41	1,729,250,671	1,402,846,465	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American	American	AST SA		AST SA
	Beacon	Beacon	BlackRock	AST SA PGI	Wellington
	Bridgeway	Holland Large	Multi-Asset	Asset	Capital
	Large Cap	Cap Growth	Income	Allocation	Appreciation
	Growth Fund	Fund Investor	Portfolio Class	Portfolio Class	Portfolio Class
	Investor Class	Class	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$3,797	$-
Mortality and expense risk and administrative charges	(739,039)	-	(15,568)	(900)	(28,028)
Reimbursements of expenses	160,990	-	-	-	-
Net investment income (loss)	(578,049)	-	(15,568)	2,897	(28,028)
Net realized gain (loss)	(65,554)	-	(4,221)	(104)	42,120
Capital gain distribution from mutual funds	6,273,956	-	-	6,285	406,590
Change in unrealized appreciation (depreciation) of investments	10,065,578	-	149,678	3,475	13,793
Increase (decrease) in net assets from operations	15,695,931	-	129,889	12,553	434,475
From contract transactions:
Payments received from contract owners	1,312,677	-	455,299	20,170	915,116
Payments for contract benefits or terminations	(5,984,870)	-	(23,427)	-	(61,912)
Transfers between sub-accounts (including fixed account), net	(2,618,132)	-	95,937	88,733	20,874
Contract maintenance charges	(54,582)	-	(12,850)	(785)	(2,859)
Adjustments to net assets allocated to contracts in payout period	187	-	-	-	-
Increase (decrease) in net assets from contract transactions	(7,344,720)	-	514,959	108,118	871,219
Increase (decrease) in net assets	8,351,211	-	644,848	120,671	1,305,694
Net assets at beginning of period	57,241,745	-	958,252	41,659	1,267,646
Net assets at end of period	$65,592,956	$-	$1,603,100	$162,330	$2,573,340
Beginning units	60,869,212	-	84,845	2,397	42,219
Units issued	1,786,810	-	46,705	5,468	30,364
Units redeemed	(8,419,601)	-	(4,795)	(87)	(6,644)
Ending units	54,236,421	-	126,755	7,778	65,939
For the Year Ended December 31, 2018
From operations:
Dividends	$55,186	$-	$46,487	$1,003	$-
Mortality and expense risk and administrative charges	(778,501)	(10)	(9,265)	(464)	(18,369)
Reimbursements of expenses	132,654	2	-	-	-
Net investment income (loss)	(590,661)	(8)	37,222	539	(18,369)
Net realized gain (loss)	521,440	(478)	(3,835)	(107)	79,922
Capital gain distribution from mutual funds	5,448,524	-	3,987	2,090	184,180
Change in unrealized appreciation (depreciation) of investments	(9,590,844)	478	(81,786)	(5,261)	(200,464)
Increase (decrease) in net assets from operations	(4,211,541)	(8)	(44,412)	(2,739)	45,269
From contract transactions:
Payments received from contract owners	1,429,326	153	491,020	8,036	160,757
Payments for contract benefits or terminations	(5,250,337)	895	(22,099)	-	(17,527)
Transfers between sub-accounts (including fixed account), net	(1,120,778)	(68,791)	83,325	3,583	(46,479)
Contract maintenance charges	(57,403)	74	(6,967)	(349)	(2,423)
Adjustments to net assets allocated to contracts in payout period	10,772	(10,917)	-	-	-
Increase (decrease) in net assets from contract transactions	(4,988,420)	(78,586)	545,279	11,270	94,328
Increase (decrease) in net assets	(9,199,961)	(78,594)	500,867	8,531	139,597
Net assets at beginning of period	66,441,706	78,594	457,385	33,128	1,128,049
Net assets at end of period	$57,241,745	$-	$958,252	$41,659	$1,267,646
Beginning units	65,555,598	30,239	38,503	1,804	36,697
Units issued	3,948,021	372	53,873	647	8,229
Units redeemed	(8,634,407)	(30,611)	(7,531)	(54)	(2,707)
Ending units	60,869,212	-	84,845	2,397	42,219

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA		AST SA
	Wellington	AST SA	Wellington	AST SA
	Government	Wellington	Natural	Wellington	Ariel
	and Quality	Growth	Resources	Strategic Multi-	Appreciation
	Bond Portfolio	Portfolio Class	Portfolio Class	Asset Portfolio	Fund Investor
	Class 3	3	3	Class 3	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$75,135	$-	$-	$-	$2,580,432
Mortality and expense risk and administrative charges	(39,292)	-	-	(11,645)	(3,203,274)
Reimbursements of expenses	-	-	-	-	672,323
Net investment income (loss)	35,843	-	-	(11,645)	49,481
Net realized gain (loss)	(2,269)	-	-	225	(8,550,821)
Capital gain distribution from mutual funds	-	-	-	27	17,249,972
Change in unrealized appreciation (depreciation) of investments	118,970	-	-	146,449	47,984,290
Increase (decrease) in net assets from operations	152,544	-	-	135,056	56,732,922
From contract transactions:
Payments received from contract owners	549,060	-	-	522,978	7,614,698
Payments for contract benefits or terminations	(179,421)	-	-	(8,519)	(24,784,278)
Transfers between sub-accounts (including fixed account), net	385,880	-	-	77,258	(13,632,727)
Contract maintenance charges	(18,610)	-	-	(9,021)	(77,680)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(34,264)
Increase (decrease) in net assets from contract transactions	736,909	-	-	582,696	(30,914,251)
Increase (decrease) in net assets	889,453	-	-	717,752	25,818,671
Net assets at beginning of period	2,654,685	-	-	593,223	256,887,178
Net assets at end of period	$3,544,138	$-	$-	$1,310,975	$282,705,849
Beginning units	217,264	-	-	57,254	80,852,269
Units issued	76,329	-	-	54,785	3,477,134
Units redeemed	(19,494)	-	-	(4,019)	(12,483,901)
Ending units	274,099	-	-	108,020	71,845,502
For the Year Ended December 31, 2018
From operations:
Dividends	$49,070	$985	$1,165	$7,433	$2,790,277
Mortality and expense risk and administrative charges	(33,188)	(349)	(319)	(5,617)	(4,191,710)
Reimbursements of expenses	-	-	-	-	878,612
Net investment income (loss)	15,882	636	846	1,816	(522,821)
Net realized gain (loss)	(8,420)	(21,778)	4,431	(6,858)	(5,608,482)
Capital gain distribution from mutual funds	953	22,674	-	24,868	16,889,423
Change in unrealized appreciation (depreciation) of investments	(36,665)	(459)	(4,243)	(85,027)	(59,185,096)
Increase (decrease) in net assets from operations	(28,250)	1,073	1,034	(65,201)	(48,426,976)
From contract transactions:
Payments received from contract owners	332,858	42,669	-	499,699	9,684,911
Payments for contract benefits or terminations	(97,220)	-	-	(1,719)	(31,282,227)
Transfers between sub-accounts (including fixed account), net	265,211	(49,864)	(28,972)	(4,247)	(44,000,898)
Contract maintenance charges	(13,620)	-	-	(4,984)	(83,422)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(15,352)
Increase (decrease) in net assets from contract transactions	487,229	(7,195)	(28,972)	488,749	(65,696,988)
Increase (decrease) in net assets	458,979	(6,122)	(27,938)	423,548	(114,123,964)
Net assets at beginning of period	2,195,706	6,122	27,938	169,675	371,011,142
Net assets at end of period	$2,654,685	$-	$-	$593,223	$256,887,178
Beginning units	177,337	331	2,950	14,929	98,592,900
Units issued	62,167	2,357	215	51,013	5,290,704
Units redeemed	(22,240)	(2,688)	(3,165)	(8,688)	(23,031,335)
Ending units	217,264	-	-	57,254	80,852,269

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				Goldman
				Sachs VIT
				Government	Invesco V.I.
		FTVIP Franklin	FTVIP Franklin	Money Market	American
	Ariel Fund	Allocation VIP	Income VIP	Fund Service	Franchise
	Investor Class	Fund Class 2	Fund Class 2	Class	Fund Series II
For the Year Ended December 31, 2019
From operations:
Dividends	$3,192,362	$382	$158,712	$10,346	$-
Mortality and expense risk and administrative charges	(4,402,633)	(155)	(39,522)	(7,368)	(4,835)
Reimbursements of expenses	937,088	-	-	-	-
Net investment income (loss)	(273,183)	227	119,190	2,978	(4,835)
Net realized gain (loss)	28,728,922	(399)	4,670	-	240
Capital gain distribution from mutual funds	18,297,912	704	47,969	-	70,937
Change in unrealized appreciation (depreciation) of investments	32,200,773	1,640	136,551	-	20,041
Increase (decrease) in net assets from operations	78,954,424	2,172	308,380	2,978	86,383
From contract transactions:
Payments received from contract owners	10,039,800	432,140	2,858,319	42,142	464,336
Payments for contract benefits or terminations	(35,646,175)	(4,505)	(72,780)	(44,625)	-
Transfers between sub-accounts (including fixed account), net	(21,112,156)	381	38,994	486,837	2,742
Contract maintenance charges	(151,454)	(12)	(1,801)	(4,752)	(3)
Adjustments to net assets allocated to contracts in payout period	4,034	-	-	-	-
Increase (decrease) in net assets from contract transactions	(46,865,951)	428,004	2,822,732	479,602	467,075
Increase (decrease) in net assets	32,088,473	430,176	3,131,112	482,580	553,458
Net assets at beginning of period	350,016,041	9,518	876,990	298,497	-
Net assets at end of period	$382,104,514	$439,694	$4,008,102	$781,077	$553,458
Beginning units	104,627,173	731	53,392	30,319	-
Units issued	4,564,505	29,015	187,552	97,683	18,093
Units redeemed	(16,421,282)	(310)	(7,003)	(49,366)	(27)
Ending units	92,770,396	29,436	233,941	78,636	18,066
For the Year Ended December 31, 2018
From operations:
Dividends	$3,692,089	$135	$43,220	$6,161	$-
Mortality and expense risk and administrative charges	(5,067,638)	(79)	(11,615)	(5,422)	-
Reimbursements of expenses	1,084,812	-	-	-	-
Net investment income (loss)	(290,737)	56	31,605	739	-
Net realized gain (loss)	32,461,869	(14)	2,478	-	-
Capital gain distribution from mutual funds	29,977,215	106	-	-	-
Change in unrealized appreciation (depreciation) of investments	(120,797,338)	(1,361)	(84,805)	-	-
Increase (decrease) in net assets from operations	(58,648,991)	(1,213)	(50,722)	739	-
From contract transactions:
Payments received from contract owners	10,737,382	6,462	37,500	955,499	-
Payments for contract benefits or terminations	(37,975,533)	-	(36,757)	(216,241)	-
Transfers between sub-accounts (including fixed account), net	(10,579,461)	150	187,687	(690,021)	-
Contract maintenance charges	(181,022)	(5)	(107)	(2,192)	-
Adjustments to net assets allocated to contracts in payout period	1,745	-	-	-	-
Increase (decrease) in net assets from contract transactions	(37,996,889)	6,607	188,323	47,045	-
Increase (decrease) in net assets	(96,645,880)	5,394	137,601	47,784	-
Net assets at beginning of period	446,661,921	4,124	739,389	250,713	-
Net assets at end of period	$350,016,041	$9,518	$876,990	$298,497	$-
Beginning units	113,721,677	283	52,202	25,497	-
Units issued	3,984,087	459	7,984	125,675	-
Units redeemed	(13,078,591)	(11)	(6,794)	(120,853)	-
Ending units	104,627,173	731	53,392	30,319	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I.			Lord Abbett	SST SA
	Balanced-Risk		Invesco V.I.	Growth and	Allocation
	Commodity	Invesco V.I.	Growth and	Income	Balanced
	Strategy Fund	Comstock	Income Fund	Portfolio Class	Portfolio Class
	Class R5	Fund Series II	Series II	VC	3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,261,679	$19,302	$21,363	$4,739	$33,833
Mortality and expense risk and administrative charges	(1,345,737)	(15,955)	(18,845)	(3,606)	(25,147)
Net investment income (loss)	(84,058)	3,347	2,518	1,133	8,686
Net realized gain (loss)	(2,485,409)	753	(8,409)	2,830	(2,946)
Capital gain distribution from mutual funds	-	147,386	151,140	19,359	42,814
Change in unrealized appreciation (depreciation) of investments	7,330,336	80,296	125,527	25,227	183,795
Increase (decrease) in net assets from operations	4,760,869	231,782	270,776	48,549	232,349
From contract transactions:
Payments received from contract owners	9,741,477	54,260	79,703	147,137	527,411
Payments for contract benefits or terminations	(14,085,730)	(70,154)	(142,256)	(707)	(37,616)
Transfers between sub-accounts (including fixed account), net	3,455,125	(4,310)	(23,121)	(79,351)	96,670
Contract maintenance charges	(43,993)	(4,558)	(5,154)	(60)	(4,750)
Adjustments to net assets allocated to contracts in payout period	337	-	-	-	-
Increase (decrease) in net assets from contract transactions	(932,784)	(24,762)	(90,828)	67,019	581,715
Increase (decrease) in net assets	3,828,085	207,020	179,948	115,568	814,064
Net assets at beginning of period	137,365,267	1,008,813	1,202,823	184,486	1,408,234
Net assets at end of period	$141,193,352	$1,215,833	$1,382,771	$300,054	$2,222,298
Beginning units	234,224,055	60,912	72,603	11,248	95,373
Units issued	9,312,653	4,078	4,346	9,181	37,485
Units redeemed	(10,861,187)	(5,369)	(9,102)	(4,931)	(2,620)
Ending units	232,675,521	59,621	67,847	15,498	130,238
For the Year Ended December 31, 2018
From operations:
Dividends	$375,042	$16,533	$24,449	$2,783	$67,553
Mortality and expense risk and administrative charges	(1,779,300)	(16,324)	(18,834)	(2,163)	(18,239)
Net investment income (loss)	(1,404,258)	209	5,615	620	49,314
Net realized gain (loss)	(17,496,898)	5,265	2,001	335	(1,344)
Capital gain distribution from mutual funds	26,630	113,718	128,527	15,398	130,751
Change in unrealized appreciation (depreciation) of investments	(3,614,834)	(272,817)	(339,779)	(35,426)	(254,118)
Increase (decrease) in net assets from operations	(22,489,360)	(153,625)	(203,636)	(19,073)	(75,397)
From contract transactions:
Payments received from contract owners	11,585,177	12,511	79,435	40,825	429,934
Payments for contract benefits or terminations	(19,387,927)	(26,888)	(32,862)	-	(14,921)
Transfers between sub-accounts (including fixed account), net	(35,092,964)	32,387	50,255	38,038	21,357
Contract maintenance charges	(45,298)	(3,755)	(4,504)	(54)	(995)
Adjustments to net assets allocated to contracts in payout period	311	-	-	-	-
Increase (decrease) in net assets from contract transactions	(42,940,701)	14,255	92,324	78,809	435,375
Increase (decrease) in net assets	(65,430,061)	(139,370)	(111,312)	59,736	359,978
Net assets at beginning of period	202,795,328	1,148,183	1,314,135	124,750	1,048,256
Net assets at end of period	$137,365,267	$1,008,813	$1,202,823	$184,486	$1,408,234
Beginning units	301,492,189	59,903	67,621	8,155	66,966
Units issued	5,715,755	3,382	7,448	3,741	29,760
Units redeemed	(72,983,889)	(2,373)	(2,466)	(648)	(1,353)
Ending units	234,224,055	60,912	72,603	11,248	95,373

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SST SA
		SST SA		Putnam Asset
	SST SA	Allocation	SST SA	Allocation	SST SA
	Allocation	Moderate	Allocation	Diversified	Wellington
	Growth	Growth	Moderate	Growth	Real Return
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$426	$57,489	$64,074	$22,699	$8,572
Mortality and expense risk and administrative charges	(49,264)	(45,869)	(50,788)	(20,373)	(27,838)
Net investment income (loss)	(48,838)	11,620	13,286	2,326	(19,266)
Net realized gain (loss)	(22,029)	(49,303)	(112,994)	(39,423)	(235)
Capital gain distribution from mutual funds	134,068	150,727	137,651	66,462	-
Change in unrealized appreciation (depreciation) of investments	677,233	434,593	536,902	219,936	101,681
Increase (decrease) in net assets from operations	740,434	547,637	574,845	249,301	82,180
From contract transactions:
Payments received from contract owners	1,093,816	1,530,800	1,687,898	910,423	923,715
Payments for contract benefits or terminations	(189,958)	(250,288)	(186,693)	(302,086)	(86,291)
Transfers between sub-accounts (including fixed account), net	135,432	7,715	(498,944)	3,117	352,327
Contract maintenance charges	(30,322)	(15,884)	(19,665)	(19,817)	(18,738)
Increase (decrease) in net assets from contract transactions	1,008,968	1,272,343	982,596	591,637	1,171,013
Increase (decrease) in net assets	1,749,402	1,819,980	1,557,441	840,938	1,253,193
Net assets at beginning of period	3,023,874	2,524,310	2,994,037	1,221,197	1,604,289
Net assets at end of period	$4,773,276	$4,344,290	$4,551,478	$2,062,135	$2,857,482
Beginning units	187,555	167,186	197,036	111,204	140,655
Units issued	69,346	89,553	121,824	81,452	108,249
Units redeemed	(14,761)	(16,055)	(62,955)	(34,066)	(9,798)
Ending units	242,140	240,684	255,905	158,590	239,106
For the Year Ended December 31, 2018
From operations:
Dividends	$111,454	$115,076	$127,405	$22,495	$56,144
Mortality and expense risk and administrative charges	(30,778)	(25,026)	(35,207)	(11,959)	(18,452)
Net investment income (loss)	80,676	90,050	92,198	10,536	37,692
Net realized gain (loss)	6,907	(8,507)	(410)	(967)	(3,557)
Capital gain distribution from mutual funds	237,125	319,378	303,100	46,478	-
Change in unrealized appreciation (depreciation) of investments	(620,124)	(560,769)	(569,317)	(182,637)	(55,616)
Increase (decrease) in net assets from operations	(295,416)	(159,848)	(174,429)	(126,590)	(21,481)
From contract transactions:
Payments received from contract owners	1,709,023	1,246,693	877,883	773,358	655,645
Payments for contract benefits or terminations	(115,598)	(70,203)	(74,674)	(4,074)	(38,827)
Transfers between sub-accounts (including fixed account), net	234,714	74,263	166,805	89,531	(160,652)
Contract maintenance charges	(11,721)	(6,355)	(12,713)	(11,364)	(10,707)
Increase (decrease) in net assets from contract transactions	1,816,418	1,244,398	957,301	847,451	445,459
Increase (decrease) in net assets	1,521,002	1,084,550	782,872	720,861	423,978
Net assets at beginning of period	1,502,872	1,439,760	2,211,165	500,336	1,180,311
Net assets at end of period	$3,023,874	$2,524,310	$2,994,037	$1,221,197	$1,604,289
Beginning units	86,388	88,920	136,804	41,090	102,432
Units issued	114,294	86,398	65,991	76,937	64,563
Units redeemed	(13,127)	(8,132)	(5,759)	(6,823)	(26,340)
Ending units	187,555	167,186	197,036	111,204	140,655

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA
		SAST SA AB	American	American	SAST SA
	SAST SA AB	Small & Mid	Funds Asset	Funds Global	American
	Growth	Cap Value	Allocation	Growth	Funds Growth
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$676,750	$18,587	$-
Mortality and expense risk and administrative charges	(22,329)	(12,443)	(423,342)	(27,715)	(50,522)
Net investment income (loss)	(22,329)	(12,443)	253,408	(9,128)	(50,522)
Net realized gain (loss)	16,773	(39,844)	37,390	(68,212)	(45,671)
Capital gain distribution from mutual funds	109,397	17,477	1,989,007	266,876	19,803
Change in unrealized appreciation (depreciation) of investments	332,021	184,479	3,523,522	376,452	930,435
Increase (decrease) in net assets from operations	435,862	149,669	5,803,327	565,988	854,045
From contract transactions:
Payments received from contract owners	358,904	391,584	14,442,827	442,791	2,026,109
Payments for contract benefits or terminations	(101,953)	(99,830)	(715,225)	(94,070)	(169,617)
Transfers between sub-accounts (including fixed account), net	(140,673)	(18,003)	823,517	(37,117)	196,194
Contract maintenance charges	(3,599)	(1,136)	(340,302)	(3,017)	(1,101)
Increase (decrease) in net assets from contract transactions	112,679	272,615	14,210,817	308,587	2,051,585
Increase (decrease) in net assets	548,541	422,284	20,014,144	874,575	2,905,630
Net assets at beginning of period	1,253,539	745,809	24,717,992	1,612,180	2,108,423
Net assets at end of period	$1,802,080	$1,168,093	$44,732,136	$2,486,755	$5,014,053
Beginning units	49,051	37,544	1,443,527	85,656	98,686
Units issued	12,591	19,218	820,297	28,166	94,121
Units redeemed	(8,681)	(7,205)	(75,019)	(14,584)	(11,233)
Ending units	52,961	49,557	2,188,805	99,238	181,574
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$2,692	$625,303	$18,934	$19,680
Mortality and expense risk and administrative charges	(8,309)	(9,933)	(231,867)	(17,665)	(21,500)
Net investment income (loss)	(8,309)	(7,241)	393,436	1,269	(1,820)
Net realized gain (loss)	6,942	8,134	32,357	255	(2,034)
Capital gain distribution from mutual funds	68,040	185,247	1,329,456	330,148	612,393
Change in unrealized appreciation (depreciation) of investments	(129,980)	(320,741)	(3,299,635)	(514,529)	(742,338)
Increase (decrease) in net assets from operations	(63,307)	(134,601)	(1,544,386)	(182,857)	(133,799)
From contract transactions:
Payments received from contract owners	237,112	93,260	13,651,547	721,475	1,128,561
Payments for contract benefits or terminations	(27,709)	(35,047)	(244,459)	(32,104)	(39,366)
Transfers between sub-accounts (including fixed account), net	753,616	209,851	1,148,633	175,000	224,612
Contract maintenance charges	(1,250)	(847)	(172,380)	(2,523)	(39)
Increase (decrease) in net assets from contract transactions	961,769	267,217	14,383,341	861,848	1,313,768
Increase (decrease) in net assets	898,462	132,616	12,838,955	678,991	1,179,969
Net assets at beginning of period	355,077	613,193	11,879,037	933,189	928,454
Net assets at end of period	$1,253,539	$745,809	$24,717,992	$1,612,180	$2,108,423
Beginning units	13,868	25,769	653,413	44,254	42,455
Units issued	37,616	13,513	822,647	43,849	59,554
Units redeemed	(2,433)	(1,738)	(32,533)	(2,447)	(3,323)
Ending units	49,051	37,544	1,443,527	85,656	98,686

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA
	SAST SA	American	SAST SA	SAST SA
	American	Funds VCP	BlackRock	Boston	SAST SA
	Funds Growth-	Managed	VCP Global	Company	Columbia
	Income	Allocation	Multi Asset	Capital Growth	Technology
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$155,298	$241,103	$-	$-
Mortality and expense risk and administrative charges	(52,508)	(697,354)	(361,794)	-	(13,902)
Net investment income (loss)	(52,508)	(542,056)	(120,691)	-	(13,902)
Net realized gain (loss)	(40,794)	280,830	79,930	-	2,375
Capital gain distribution from mutual funds	19,600	760,416	1,152,485	-	138,306
Change in unrealized appreciation (depreciation) of investments	901,697	8,000,385	2,562,135	-	270,336
Increase (decrease) in net assets from operations	827,995	8,499,575	3,673,859	-	397,115
From contract transactions:
Payments received from contract owners	919,414	9,146,241	4,013,103	-	803,715
Payments for contract benefits or terminations	(80,025)	(1,490,948)	(716,390)	-	(30,199)
Transfers between sub-accounts (including fixed account), net	93,833	1,571,593	537,216	-	(139,251)
Contract maintenance charges	(1,558)	(562,942)	(300,115)	-	(1,488)
Increase (decrease) in net assets from contract transactions	931,664	8,663,944	3,533,814	-	632,777
Increase (decrease) in net assets	1,759,659	17,163,519	7,207,673	-	1,029,892
Net assets at beginning of period	3,138,200	46,027,384	24,504,957	-	397,262
Net assets at end of period	$4,897,859	$63,190,903	$31,712,630	$-	$1,427,154
Beginning units	162,174	3,491,629	2,288,575	-	16,285
Units issued	47,359	819,672	466,317	-	27,298
Units redeemed	(5,521)	(216,393)	(162,941)	-	(5,730)
Ending units	204,012	4,094,908	2,591,951	-	37,853
For the Year Ended December 31, 2018
From operations:
Dividends	$78,792	$732,514	$275,158	$1,416	$-
Mortality and expense risk and administrative charges	(32,914)	(552,535)	(305,820)	(6,480)	(4,141)
Net investment income (loss)	45,878	179,979	(30,662)	(5,064)	(4,141)
Net realized gain (loss)	(6,755)	283,687	87,723	(53,991)	10,411
Capital gain distribution from mutual funds	662,057	2,447,027	1,798,200	227,400	61,947
Change in unrealized appreciation (depreciation) of investments	(845,158)	(6,036,904)	(3,642,677)	(97,903)	(122,169)
Increase (decrease) in net assets from operations	(143,978)	(3,126,211)	(1,787,416)	70,442	(53,952)
From contract transactions:
Payments received from contract owners	1,259,097	13,625,164	5,088,382	3,911	175,083
Payments for contract benefits or terminations	(30,526)	(1,692,288)	(725,102)	(11,308)	(15,426)
Transfers between sub-accounts (including fixed account), net	315,810	1,385,662	940,590	(600,222)	101,498
Contract maintenance charges	(1,039)	(385,419)	(221,928)	(1,621)	(45)
Increase (decrease) in net assets from contract transactions	1,543,342	12,933,119	5,081,942	(609,240)	261,110
Increase (decrease) in net assets	1,399,364	9,806,908	3,294,526	(538,798)	207,158
Net assets at beginning of period	1,738,836	36,220,476	21,210,431	538,798	190,104
Net assets at end of period	$3,138,200	$46,027,384	$24,504,957	$-	$397,262
Beginning units	86,728	2,576,285	1,843,729	29,288	7,031
Units issued	77,742	1,151,719	604,658	289	10,375
Units redeemed	(2,296)	(236,375)	(159,812)	(29,577)	(1,121)
Ending units	162,174	3,491,629	2,288,575	-	16,285

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
			SAST SA	SAST SA	Fidelity
	SAST SA DFA	SAST SA Dogs	Emerging	Federated	Institutional
	Ultra Short	of Wall Street	Markets Equity	Corporate	AM® Real
	Bond Portfolio	Portfolio Class	Index Portfolio	Bond Portfolio	Estate Portfolio
	Class 3	3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$18,408	$59,133	$-	$216,412	$3,152
Mortality and expense risk and administrative charges	(11,701)	(31,437)	(199)	(50,268)	(1,665)
Net investment income (loss)	6,707	27,696	(199)	166,144	1,487
Net realized gain (loss)	1,070	(6,575)	137	(4,583)	(2,729)
Capital gain distribution from mutual funds	-	158,311	-	-	423
Change in unrealized appreciation (depreciation) of investments	(1,259)	282,195	2,315	281,622	22,594
Increase (decrease) in net assets from operations	6,518	461,627	2,253	443,183	21,775
From contract transactions:
Payments received from contract owners	257,637	408,731	20,000	1,015,310	60,428
Payments for contract benefits or terminations	(58,737)	(169,181)	-	(241,148)	(3,276)
Transfers between sub-accounts (including fixed account), net	167,447	(10,471)	(568)	452,879	(1,920)
Contract maintenance charges	(9,965)	(3,046)	-	(25,174)	(473)
Increase (decrease) in net assets from contract transactions	356,382	226,033	19,432	1,201,867	54,759
Increase (decrease) in net assets	362,900	687,660	21,685	1,645,050	76,534
Net assets at beginning of period	806,132	1,987,793	-	3,078,379	86,373
Net assets at end of period	$1,169,032	$2,675,453	$21,685	$4,723,429	$162,907
Beginning units	89,646	78,312	-	181,803	7,210
Units issued	47,034	16,866	2,340	84,339	4,991
Units redeemed	(7,742)	(9,413)	(152)	(19,947)	(1,257)
Ending units	128,938	85,765	2,188	246,195	10,944
For the Year Ended December 31, 2018
From operations:
Dividends	$6,953	$46,361	$-	$128,690	$2,089
Mortality and expense risk and administrative charges	(8,398)	(27,411)	-	(42,617)	(1,323)
Net investment income (loss)	(1,445)	18,950	-	86,073	766
Net realized gain (loss)	1,457	9,604	-	(30,849)	(3,104)
Capital gain distribution from mutual funds	-	245,348	-	24,955	6,624
Change in unrealized appreciation (depreciation) of investments	888	(313,034)	-	(217,200)	(11,569)
Increase (decrease) in net assets from operations	900	(39,132)	-	(137,021)	(7,283)
From contract transactions:
Payments received from contract owners	208,465	187,227	-	540,957	5,012
Payments for contract benefits or terminations	(239,271)	(126,304)	-	(385,795)	(6,384)
Transfers between sub-accounts (including fixed account), net	337,293	29,782	-	(38,691)	887
Contract maintenance charges	(7,160)	(2,394)	-	(18,583)	(232)
Increase (decrease) in net assets from contract transactions	299,327	88,311	-	97,888	(717)
Increase (decrease) in net assets	300,227	49,179	-	(39,133)	(8,000)
Net assets at beginning of period	505,905	1,938,614	-	3,117,512	94,373
Net assets at end of period	$806,132	$1,987,793	$-	$3,078,379	$86,373
Beginning units	56,923	74,886	-	176,949	7,236
Units issued	70,683	13,071	-	53,372	1,060
Units redeemed	(37,960)	(9,645)	-	(48,518)	(1,086)
Ending units	89,646	78,312	-	181,803	7,210

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA	SAST SA	SAST SA
	SAST SA	Fixed Income	Franklin Small	Global Index	Global Index
	Fixed Income	Intermediate	Company	Allocation 60-	Allocation 75-
	Index Portfolio	Index Portfolio	Value Portfolio	40 Portfolio	25 Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$2,120	$394	$3,398	$-	$-
Mortality and expense risk and administrative charges	(11,679)	(2,947)	(6,160)	(8,858)	(13,053)
Net investment income (loss)	(9,559)	(2,553)	(2,762)	(8,858)	(13,053)
Net realized gain (loss)	2,631	672	(5,717)	955	525
Capital gain distribution from mutual funds	-	-	70,771	2,646	5,513
Change in unrealized appreciation (depreciation) of investments	67,960	11,973	32,906	84,947	151,255
Increase (decrease) in net assets from operations	61,032	10,092	95,198	79,690	144,240
From contract transactions:
Payments received from contract owners	507,754	80,179	65,347	806,584	1,192,585
Payments for contract benefits or terminations	(21,124)	(11,123)	(25,732)	(1,116)	(15,193)
Transfers between sub-accounts (including fixed account), net	240,197	39,528	14,383	41,855	54,548
Contract maintenance charges	(5,741)	(2,415)	(1,282)	(7,361)	(9,939)
Increase (decrease) in net assets from contract transactions	721,086	106,169	52,716	839,962	1,222,001
Increase (decrease) in net assets	782,118	116,261	147,914	919,652	1,366,241
Net assets at beginning of period	649,206	189,717	363,633	142,933	386,354
Net assets at end of period	$1,431,324	$305,978	$511,547	$1,062,585	$1,752,595
Beginning units	66,202	19,301	21,772	15,315	42,213
Units issued	75,265	11,916	5,177	83,393	123,369
Units redeemed	(5,677)	(1,458)	(2,345)	(986)	(4,425)
Ending units	135,790	29,759	24,604	97,722	161,157
For the Year Ended December 31, 2018
From operations:
Dividends	$19,462	$3,935	$2,984	$3,955	$10,576
Mortality and expense risk and administrative charges	(5,291)	(1,492)	(4,812)	(210)	(1,433)
Net investment income (loss)	14,171	2,443	(1,828)	3,745	9,143
Net realized gain (loss)	(1,966)	(46)	423	(10)	(451)
Capital gain distribution from mutual funds	-	-	56,889	50	182
Change in unrealized appreciation (depreciation) of investments	(9,662)	(653)	(112,773)	(6,567)	(43,327)
Increase (decrease) in net assets from operations	2,543	1,744	(57,289)	(2,782)	(34,453)
From contract transactions:
Payments received from contract owners	331,209	196,561	87,517	145,184	421,919
Payments for contract benefits or terminations	(10,422)	(3,663)	(13,127)	(5)	(3,658)
Transfers between sub-accounts (including fixed account), net	285,369	(3,762)	16,596	537	3,401
Contract maintenance charges	(2,123)	(1,163)	(921)	(1)	(855)
Increase (decrease) in net assets from contract transactions	604,033	187,973	90,065	145,715	420,807
Increase (decrease) in net assets	606,576	189,717	32,776	142,933	386,354
Net assets at beginning of period	42,630	-	330,857	-	-
Net assets at end of period	$649,206	$189,717	$363,633	$142,933	$386,354
Beginning units	4,255	-	16,956	-	-
Units issued	68,330	21,085	5,800	15,395	42,950
Units redeemed	(6,383)	(1,784)	(984)	(80)	(737)
Ending units	66,202	19,301	21,772	15,315	42,213

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA
	SAST SA	SAST SA	Goldman	SAST SA	SAST SA
	Global Index	Goldman	Sachs Multi-	Index	Index
	Allocation 90-	Sachs Global	Asset Insights	Allocation 60-	Allocation 80-
	10 Portfolio	Bond Portfolio	Portfolio Class	40 Portfolio	20 Portfolio
	Class 3	Class 3	3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$18,776	$-	$-
Mortality and expense risk and administrative charges	(30,988)	(26,203)	(7,277)	(45,101)	(100,834)
Net investment income (loss)	(30,988)	(26,203)	11,499	(45,101)	(100,834)
Net realized gain (loss)	(569)	(15,643)	287	10,905	28,840
Capital gain distribution from mutual funds	41,268	-	3,930	36,101	81,641
Change in unrealized appreciation (depreciation) of investments	459,239	143,125	55,897	555,187	1,488,951
Increase (decrease) in net assets from operations	468,950	101,279	71,613	557,092	1,498,598
From contract transactions:
Payments received from contract owners	3,664,832	479,893	790,232	2,758,785	2,883,979
Payments for contract benefits or terminations	(17,703)	(143,997)	(3,428)	(229,699)	(119,494)
Transfers between sub-accounts (including fixed account), net	453,903	196,361	83,660	186,041	168,007
Contract maintenance charges	(20,511)	(16,764)	(6,134)	(31,301)	(82,312)
Increase (decrease) in net assets from contract transactions	4,080,521	515,493	864,330	2,683,826	2,850,180
Increase (decrease) in net assets	4,549,471	616,772	935,943	3,240,918	4,348,778
Net assets at beginning of period	837,909	1,668,747	136,695	1,972,231	5,768,462
Net assets at end of period	$5,387,380	$2,285,519	$1,072,638	$5,213,149	$10,117,240
Beginning units	93,570	137,340	14,683	190,847	554,493
Units issued	406,736	56,545	84,665	258,836	271,279
Units redeemed	(5,039)	(15,538)	(1,004)	(22,773)	(29,150)
Ending units	495,267	178,347	98,344	426,910	796,622
For the Year Ended December 31, 2018
From operations:
Dividends	$22,167	$65,933	$1,261	$58,430	$177,405
Mortality and expense risk and administrative charges	(2,470)	(21,105)	(685)	(16,278)	(56,341)
Net investment income (loss)	19,697	44,828	576	42,152	121,064
Net realized gain (loss)	(123)	(19,163)	(33)	974	11,544
Capital gain distribution from mutual funds	133	-	769	12,230	41,072
Change in unrealized appreciation (depreciation) of investments	(96,840)	(86,111)	(10,898)	(184,724)	(674,953)
Increase (decrease) in net assets from operations	(77,133)	(60,446)	(9,586)	(129,368)	(501,273)
From contract transactions:
Payments received from contract owners	900,752	309,039	131,506	1,432,558	4,591,241
Payments for contract benefits or terminations	(10,797)	(92,736)	(587)	(119,037)	(73,737)
Transfers between sub-accounts (including fixed account), net	25,809	(29,102)	871	360,496	190,443
Contract maintenance charges	(722)	(10,914)	(557)	(6,352)	(44,549)
Increase (decrease) in net assets from contract transactions	915,042	176,287	131,233	1,667,665	4,663,398
Increase (decrease) in net assets	837,909	115,841	121,647	1,538,297	4,162,125
Net assets at beginning of period	-	1,552,906	15,048	433,934	1,606,337
Net assets at end of period	$837,909	$1,668,747	$136,695	$1,972,231	$5,768,462
Beginning units	-	123,240	1,461	39,466	142,179
Units issued	104,354	48,777	13,383	163,710	423,719
Units redeemed	(10,784)	(34,677)	(161)	(12,329)	(11,405)
Ending units	93,570	137,340	14,683	190,847	554,493

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA
	SAST SA		Invesco	SAST SA	SAST SA
	Index	SAST SA	Growth	Invesco VCP	Janus Focused
	Allocation 90-	International	Opportunities	Equity-Income	Growth
	10 Portfolio	Index Portfolio	Portfolio Class	Portfolio Class	Portfolio Class
	Class 3	Class 3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$138	$-	$331,041	$-
Mortality and expense risk and administrative charges	(354,128)	(2,000)	(2,080)	(279,712)	(6,612)
Net investment income (loss)	(354,128)	(1,862)	(2,080)	51,329	(6,612)
Net realized gain (loss)	77,900	(205)	1,936	107,400	10,166
Capital gain distribution from mutual funds	303,945	-	23,428	187,821	28,886
Change in unrealized appreciation (depreciation) of investments	5,924,631	26,433	10,521	2,706,910	98,002
Increase (decrease) in net assets from operations	5,952,348	24,366	33,805	3,053,460	130,442
From contract transactions:
Payments received from contract owners	5,180,683	60,665	38,850	2,370,712	139,365
Payments for contract benefits or terminations	(336,706)	(3,263)	(21,327)	(783,466)	(30,714)
Transfers between sub-accounts (including fixed account), net	1,453,293	28,328	959	536,581	(12,603)
Contract maintenance charges	(329,427)	(14)	(49)	(236,852)	(1,069)
Increase (decrease) in net assets from contract transactions	5,967,843	85,716	18,433	1,886,975	94,979
Increase (decrease) in net assets	11,920,191	110,082	52,238	4,940,435	225,421
Net assets at beginning of period	22,722,729	89,535	123,918	18,930,708	351,431
Net assets at end of period	$34,642,920	$199,617	$176,156	$23,871,143	$576,852
Beginning units	2,173,097	10,230	6,039	1,594,555	17,461
Units issued	570,259	9,566	1,771	247,607	5,872
Units redeemed	(71,214)	(633)	(1,034)	(101,194)	(2,098)
Ending units	2,672,142	19,163	6,776	1,740,968	21,235
For the Year Ended December 31, 2018
From operations:
Dividends	$721,587	$1,767	$-	$510,595	$-
Mortality and expense risk and administrative charges	(223,620)	(957)	(1,092)	(241,553)	(5,403)
Net investment income (loss)	497,967	810	(1,092)	269,042	(5,403)
Net realized gain (loss)	51,118	(323)	379	132,270	3,836
Capital gain distribution from mutual funds	163,016	154	15,347	546,830	28,695
Change in unrealized appreciation (depreciation) of investments	(3,122,043)	(15,591)	(28,934)	(3,248,371)	(27,536)
Increase (decrease) in net assets from operations	(2,409,942)	(14,950)	(14,300)	(2,300,229)	(408)
From contract transactions:
Payments received from contract owners	18,614,531	40,858	76,376	4,237,814	18,212
Payments for contract benefits or terminations	(745,224)	(3,180)	(4,313)	(1,018,866)	(8,277)
Transfers between sub-accounts (including fixed account), net	989,512	57,703	811	916,561	(6,069)
Contract maintenance charges	(192,228)	-	(5)	(177,129)	(788)
Increase (decrease) in net assets from contract transactions	18,666,591	95,381	72,869	3,958,380	3,078
Increase (decrease) in net assets	16,256,649	80,431	58,569	1,658,151	2,670
Net assets at beginning of period	6,466,080	9,104	65,349	17,272,557	348,761
Net assets at end of period	$22,722,729	$89,535	$123,918	$18,930,708	$351,431
Beginning units	563,893	880	2,940	1,291,189	17,257
Units issued	1,719,245	9,839	3,320	420,126	1,438
Units redeemed	(110,041)	(489)	(221)	(116,760)	(1,234)
Ending units	2,173,097	10,230	6,039	1,594,555	17,461

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	JPMorgan	JPMorgan	SAST SA	SAST SA	SAST SA
	Diversified	Emerging	JPMorgan	JPMorgan	JPMorgan
	Balanced	Markets	Equity-Income	Global Equities	MFS Core
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Bond Portfolio
	3	3	3	3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$41,856	$12,027	$32,736	$57	$124,779
Mortality and expense risk and administrative charges	(24,546)	(5,656)	(19,797)	(212)	(57,053)
Net investment income (loss)	17,310	6,371	12,939	(155)	67,726
Net realized gain (loss)	(1,795)	10,143	29,606	(7,462)	5,865
Capital gain distribution from mutual funds	112,682	-	99,523	224	-
Change in unrealized appreciation (depreciation) of investments	176,350	55,586	169,266	12,649	231,080
Increase (decrease) in net assets from operations	304,547	72,100	311,334	5,256	304,671
From contract transactions:
Payments received from contract owners	468,171	35,251	55,791	22,500	708,740
Payments for contract benefits or terminations	(70,956)	(20,200)	(139,903)	-	(197,325)
Transfers between sub-accounts (including fixed account), net	(56,722)	16,645	(30,843)	(44,741)	276,444
Contract maintenance charges	(19,023)	(1,135)	(5,390)	(13)	(30,111)
Increase (decrease) in net assets from contract transactions	321,470	30,561	(120,345)	(22,254)	757,748
Increase (decrease) in net assets	626,017	102,661	190,989	(16,998)	1,062,419
Net assets at beginning of period	1,588,947	360,497	1,280,047	43,291	3,831,021
Net assets at end of period	$2,214,964	$463,158	$1,471,036	$26,293	$4,893,440
Beginning units	94,608	33,321	68,443	3,244	274,751
Units issued	27,944	6,588	2,843	1,435	73,967
Units redeemed	(9,763)	(3,947)	(8,355)	(3,088)	(22,853)
Ending units	112,789	35,962	62,931	1,591	325,865
For the Year Ended December 31, 2018
From operations:
Dividends	$22,489	$8,170	$26,026	$697	$88,548
Mortality and expense risk and administrative charges	(18,316)	(4,387)	(19,116)	(332)	(50,552)
Net investment income (loss)	4,173	3,783	6,910	365	37,996
Net realized gain (loss)	2,697	4,537	12,005	(58)	(13,702)
Capital gain distribution from mutual funds	102,776	-	86,955	6,059	-
Change in unrealized appreciation (depreciation) of investments	(264,617)	(82,879)	(189,496)	(12,666)	(90,991)
Increase (decrease) in net assets from operations	(154,971)	(74,559)	(83,626)	(6,300)	(66,697)
From contract transactions:
Payments received from contract owners	657,764	141,449	78,261	14,191	537,777
Payments for contract benefits or terminations	(41,767)	(6,140)	(33,872)	(558)	(89,633)
Transfers between sub-accounts (including fixed account), net	47,562	23,497	(11,373)	30,990	67,921
Contract maintenance charges	(11,797)	(848)	(4,549)	(10)	(22,635)
Increase (decrease) in net assets from contract transactions	651,762	157,958	28,467	44,613	493,430
Increase (decrease) in net assets	496,791	83,399	(55,159)	38,313	426,733
Net assets at beginning of period	1,092,156	277,098	1,335,206	4,978	3,404,288
Net assets at end of period	$1,588,947	$360,497	$1,280,047	$43,291	$3,831,021
Beginning units	59,487	20,297	67,111	319	240,116
Units issued	38,727	14,414	4,776	2,968	65,937
Units redeemed	(3,606)	(1,390)	(3,444)	(43)	(31,302)
Ending units	94,608	33,321	68,443	3,244	274,751

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA		SAST SA	SAST SA Legg
	JPMorgan Mid-	Large Cap	SAST SA	Large Cap	Mason BW
	Cap Growth	Growth Index	Large Cap	Value Index	Large Cap
	Portfolio Class	Portfolio Class	Index Portfolio	Portfolio Class	Value Portfolio
	3	3	Class 3	3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$48	$95	$35	$17,648
Mortality and expense risk and administrative charges	(4,429)	(2,316)	(4,305)	(977)	(12,843)
Net investment income (loss)	(4,429)	(2,268)	(4,210)	(942)	4,805
Net realized gain (loss)	2,337	633	1,150	785	(13,609)
Capital gain distribution from mutual funds	32,704	127	1,542	85	82,721
Change in unrealized appreciation (depreciation) of investments	61,324	40,890	78,986	18,130	117,389
Increase (decrease) in net assets from operations	91,936	39,382	77,468	18,058	191,306
From contract transactions:
Payments received from contract owners	94,232	353,320	363,524	118,991	35,369
Payments for contract benefits or terminations	(11,264)	(4,246)	(26,425)	(2,243)	(49,060)
Transfers between sub-accounts (including fixed account), net	(3,040)	41,483	136,485	4,982	30,613
Contract maintenance charges	(215)	(816)	(430)	(555)	(3,033)
Increase (decrease) in net assets from contract transactions	79,713	389,741	473,154	121,175	13,889
Increase (decrease) in net assets	171,649	429,123	550,622	139,233	205,195
Net assets at beginning of period	230,844	6,250	123,447	6,659	798,527
Net assets at end of period	$402,493	$435,373	$674,069	$145,892	$1,003,722
Beginning units	9,913	653	12,567	717	46,645
Units issued	3,811	35,472	45,083	12,116	4,730
Units redeemed	(1,198)	(859)	(4,437)	(723)	(3,936)
Ending units	12,526	35,266	53,213	12,110	47,439
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$3,562	$93	$12,504
Mortality and expense risk and administrative charges	(2,840)	-	(934)	(15)	(12,308)
Net investment income (loss)	(2,840)	-	2,628	78	196
Net realized gain (loss)	1,432	-	8	(1)	(1,843)
Capital gain distribution from mutual funds	29,091	-	3,584	11	71,675
Change in unrealized appreciation (depreciation) of investments	(48,810)	-	(16,516)	(704)	(157,988)
Increase (decrease) in net assets from operations	(21,127)	-	(10,296)	(616)	(87,960)
From contract transactions:
Payments received from contract owners	54,838	6,250	54,915	-	5,454
Payments for contract benefits or terminations	(7,598)	-	(2,435)	-	(21,052)
Transfers between sub-accounts (including fixed account), net	44,470	-	77,621	7,275	49,446
Contract maintenance charges	(25)	-	-	-	(2,679)
Increase (decrease) in net assets from contract transactions	91,685	6,250	130,101	7,275	31,169
Increase (decrease) in net assets	70,558	6,250	119,805	6,659	(56,791)
Net assets at beginning of period	160,286	-	3,642	-	855,318
Net assets at end of period	$230,844	$6,250	$123,447	$6,659	$798,527
Beginning units	6,478	-	347	-	44,911
Units issued	3,960	653	12,465	717	3,782
Units redeemed	(525)	-	(245)	-	(2,048)
Ending units	9,913	653	12,567	717	46,645

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA MFS	SAST SA MFS
	SAST SA Legg	Blue Chip	Massachusetts	SAST SA MFS	SAST SA MFS
	Mason Tactical	Growth	Investors Trust	Telecom Utility	Total Return
	Opportunities	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	Class 3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$5,052	$3,598	$9,296	$-	$26,410
Mortality and expense risk and administrative charges	(2,882)	(11,773)	(19,876)	-	(13,279)
Net investment income (loss)	2,170	(8,175)	(10,580)	-	13,131
Net realized gain (loss)	195	22,127	22,005	-	(3,072)
Capital gain distribution from mutual funds	589	106,134	165,752	-	38,058
Change in unrealized appreciation (depreciation) of investments	28,687	95,012	177,533	-	127,014
Increase (decrease) in net assets from operations	31,641	215,098	354,710	-	175,131
From contract transactions:
Payments received from contract owners	244,930	223,201	76,169	-	143,403
Payments for contract benefits or terminations	(4,006)	(55,768)	(100,312)	-	(12,568)
Transfers between sub-accounts (including fixed account), net	2,532	16,176	(54,610)	-	148,641
Contract maintenance charges	(2,232)	(2,901)	(5,024)	-	(9,593)
Increase (decrease) in net assets from contract transactions	241,224	180,708	(83,777)	-	269,883
Increase (decrease) in net assets	272,865	395,806	270,933	-	445,014
Net assets at beginning of period	113,623	649,578	1,236,852	-	867,015
Net assets at end of period	$386,488	$1,045,384	$1,507,785	$-	$1,312,029
Beginning units	11,891	32,938	61,293	-	54,826
Units issued	23,555	11,915	3,316	-	17,948
Units redeemed	(802)	(4,243)	(6,931)	-	(2,540)
Ending units	34,644	40,610	57,678	-	70,234
For the Year Ended December 31, 2018
From operations:
Dividends	$1,337	$1,048	$7,414	$1,619	$17,239
Mortality and expense risk and administrative charges	(798)	(9,904)	(18,916)	(385)	(9,522)
Net investment income (loss)	539	(8,856)	(11,502)	1,234	7,717
Net realized gain (loss)	24	16,350	11,397	(2,951)	(11,567)
Capital gain distribution from mutual funds	183	53,513	120,662	4,854	52,004
Change in unrealized appreciation (depreciation) of investments	(9,597)	(104,624)	(212,561)	(2,188)	(108,373)
Increase (decrease) in net assets from operations	(8,851)	(43,617)	(92,004)	949	(60,219)
From contract transactions:
Payments received from contract owners	70,264	22,174	46,980	-	225,398
Payments for contract benefits or terminations	(1,296)	(14,348)	(37,870)	-	(8,398)
Transfers between sub-accounts (including fixed account), net	25,825	(5,605)	42,305	(37,774)	12,180
Contract maintenance charges	(650)	(2,122)	(4,179)	-	(5,828)
Increase (decrease) in net assets from contract transactions	94,143	99	47,236	(37,774)	223,352
Increase (decrease) in net assets	85,292	(43,518)	(44,768)	(36,825)	163,133
Net assets at beginning of period	28,331	693,096	1,281,620	36,825	703,882
Net assets at end of period	$113,623	$649,578	$1,236,852	$-	$867,015
Beginning units	2,755	32,737	59,144	1,893	41,469
Units issued	12,868	2,309	5,167	10	18,109
Units redeemed	(3,732)	(2,108)	(3,018)	(1,903)	(4,752)
Ending units	11,891	32,938	61,293	-	54,826

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA
		Morgan	SAST SA	SAST SA
		Stanley	Oppenheimer	PIMCO VCP	SAST SA
	SAST SA Mid	International	Main Street	Tactical	PineBridge
	Cap Index	Equities	Large Cap	Balanced	High-Yield
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Bond Portfolio
	3	3	3	3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$19,479	$11,112	$-	$92,488
Mortality and expense risk and administrative charges	(4,728)	(10,984)	(15,070)	(331,665)	(12,986)
Net investment income (loss)	(4,728)	8,495	(3,958)	(331,665)	79,502
Net realized gain (loss)	340	4,879	19,907	(28,209)	(6,943)
Capital gain distribution from mutual funds	962	32,879	123,460	152,568	-
Change in unrealized appreciation (depreciation) of investments	70,106	82,224	139,451	4,230,067	29,911
Increase (decrease) in net assets from operations	66,680	128,477	278,860	4,022,761	102,470
From contract transactions:
Payments received from contract owners	315,885	127,187	62,883	2,111,694	551,186
Payments for contract benefits or terminations	(11,192)	(41,270)	(63,490)	(814,398)	(71,308)
Transfers between sub-accounts (including fixed account), net	54,257	(8,722)	(34,979)	240,703	73,115
Contract maintenance charges	(1,293)	(2,873)	(3,334)	(272,906)	(1,607)
Increase (decrease) in net assets from contract transactions	357,657	74,322	(38,920)	1,265,093	551,386
Increase (decrease) in net assets	424,337	202,799	239,940	5,287,854	653,856
Net assets at beginning of period	179,828	679,245	946,281	22,730,769	702,275
Net assets at end of period	$604,165	$882,044	$1,186,221	$28,018,623	$1,356,131
Beginning units	19,785	66,183	52,694	1,901,937	46,106
Units issued	36,157	12,605	3,015	212,728	37,307
Units redeemed	(2,168)	(6,379)	(4,785)	(115,983)	(5,148)
Ending units	53,774	72,409	50,924	1,998,682	78,265
For the Year Ended December 31, 2018
From operations:
Dividends	$1,328	$7,538	$9,117	$682,619	$49,593
Mortality and expense risk and administrative charges	(1,816)	(9,829)	(14,570)	(297,062)	(9,944)
Net investment income (loss)	(488)	(2,291)	(5,453)	385,557	39,649
Net realized gain (loss)	(81)	6,141	13,753	124,611	2,435
Capital gain distribution from mutual funds	5,433	18,056	63,652	3,363,613	-
Change in unrealized appreciation (depreciation) of investments	(33,561)	(136,241)	(167,005)	(5,882,384)	(81,563)
Increase (decrease) in net assets from operations	(28,697)	(114,335)	(95,053)	(2,008,603)	(39,479)
From contract transactions:
Payments received from contract owners	115,977	76,977	5,291	3,800,480	8,047
Payments for contract benefits or terminations	(5,903)	(31,464)	(37,722)	(870,013)	(35,951)
Transfers between sub-accounts (including fixed account), net	75,691	36,105	9,792	723,378	140,701
Contract maintenance charges	-	(2,295)	(2,811)	(207,069)	(1,180)
Increase (decrease) in net assets from contract transactions	185,765	79,323	(25,450)	3,446,776	111,617
Increase (decrease) in net assets	157,068	(35,012)	(120,503)	1,438,173	72,138
Net assets at beginning of period	22,760	714,257	1,066,784	21,292,596	630,137
Net assets at end of period	$179,828	$679,245	$946,281	$22,730,769	$702,275
Beginning units	2,178	58,849	53,832	1,633,718	39,223
Units issued	18,187	10,489	1,828	382,951	9,983
Units redeemed	(580)	(3,155)	(2,966)	(114,732)	(3,100)
Ending units	19,785	66,183	52,694	1,901,937	46,106

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA			SAST SA T.
	Putnam	SAST SA		Rowe Price
	International	Schroders VCP		Asset	SAST SA T.
	Growth and	Global	SAST SA	Allocation	Rowe Price
	Income	Allocation	Small Cap	Growth	VCP Balanced
	Portfolio Class	Portfolio Class	Index Portfolio	Portfolio Class	Portfolio Class
	3	3	Class 3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,968	$241,716	$-	$14,134	$441,490
Mortality and expense risk and administrative charges	(1,176)	(216,173)	(3,909)	(14,716)	(381,529)
Net investment income (loss)	792	25,543	(3,909)	(582)	59,961
Net realized gain (loss)	646	15,474	(175)	8,662	223,277
Capital gain distribution from mutual funds	3,795	383,128	-	11,219	1,028,128
Change in unrealized appreciation (depreciation) of investments	9,841	2,245,675	62,094	203,413	4,184,264
Increase (decrease) in net assets from operations	15,074	2,669,820	58,010	222,712	5,495,630
From contract transactions:
Payments received from contract owners	-	1,370,035	191,562	884,020	4,485,095
Payments for contract benefits or terminations	(8,900)	(373,223)	(6,586)	(29,634)	(605,572)
Transfers between sub-accounts (including fixed account), net	(10,170)	258,644	31,727	37,459	119,528
Contract maintenance charges	(33)	(184,120)	(455)	(11,972)	(316,032)
Increase (decrease) in net assets from contract transactions	(19,103)	1,071,336	216,248	879,873	3,683,019
Increase (decrease) in net assets	(4,029)	3,741,156	274,258	1,102,585	9,178,649
Net assets at beginning of period	99,729	14,995,909	185,063	629,258	25,024,929
Net assets at end of period	$95,700	$18,737,065	$459,321	$1,731,843	$34,203,578
Beginning units	11,624	1,378,326	20,974	65,641	2,194,174
Units issued	782	158,895	23,140	93,925	473,320
Units redeemed	(2,965)	(70,775)	(1,748)	(12,337)	(184,133)
Ending units	9,441	1,466,446	42,366	147,229	2,483,361
For the Year Ended December 31, 2018
From operations:
Dividends	$3,143	$322,394	$932	$4,579	$636,762
Mortality and expense risk and administrative charges	(1,533)	(187,078)	(1,807)	(4,764)	(303,325)
Net investment income (loss)	1,610	135,316	(875)	(185)	333,437
Net realized gain (loss)	3,884	69,898	45	(567)	217,178
Capital gain distribution from mutual funds	-	1,189,624	7,116	2,264	1,733,697
Change in unrealized appreciation (depreciation) of investments	(27,347)	(3,020,430)	(41,631)	(57,037)	(4,500,137)
Increase (decrease) in net assets from operations	(21,853)	(1,625,592)	(35,345)	(55,525)	(2,215,825)
From contract transactions:
Payments received from contract owners	2,000	3,441,603	140,223	592,159	7,204,888
Payments for contract benefits or terminations	(17,592)	(638,281)	(5,831)	(6,110)	(1,282,621)
Transfers between sub-accounts (including fixed account), net	8,386	651,136	78,733	76,722	1,254,055
Contract maintenance charges	(18)	(140,768)	-	(3,556)	(221,780)
Increase (decrease) in net assets from contract transactions	(7,224)	3,313,690	213,125	659,215	6,954,542
Increase (decrease) in net assets	(29,077)	1,688,098	177,780	603,690	4,738,717
Net assets at beginning of period	128,806	13,307,811	7,283	25,568	20,286,212
Net assets at end of period	$99,729	$14,995,909	$185,063	$629,258	$25,024,929
Beginning units	12,185	1,099,143	717	2,485	1,632,204
Units issued	1,165	360,582	20,899	66,695	715,687
Units redeemed	(1,726)	(81,399)	(642)	(3,539)	(153,717)
Ending units	11,624	1,378,326	20,974	65,641	2,194,174

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SAST SA	SAST SA VCP	SAST SA VCP	SAST SA VCP	WellsCap
	Templeton	Dynamic	Dynamic	Index	Aggressive
	Foreign Value	Allocation	Strategy	Allocation	Growth
	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class	Portfolio Class
	3	3	3	3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$532	$-	$-	$10,077	$-
Mortality and expense risk and administrative charges	(8,623)	(916,765)	(775,328)	(156,529)	(5,097)
Net investment income (loss)	(8,091)	(916,765)	(775,328)	(146,452)	(5,097)
Net realized gain (loss)	(1,708)	50,247	7,370	24,628	6,616
Capital gain distribution from mutual funds	-	2,864,974	2,036,254	97,170	26,224
Change in unrealized appreciation (depreciation) of investments	69,787	10,046,134	8,439,383	2,313,314	66,323
Increase (decrease) in net assets from operations	59,988	12,044,590	9,707,679	2,288,660	94,066
From contract transactions:
Payments received from contract owners	32,702	5,239,530	4,042,755	6,410,963	140,972
Payments for contract benefits or terminations	(31,851)	(2,445,810)	(1,986,345)	(180,412)	(12,826)
Transfers between sub-accounts (including fixed account), net	55,472	418,611	278,705	884,527	18,433
Contract maintenance charges	(2,277)	(762,319)	(639,844)	(130,743)	(151)
Increase (decrease) in net assets from contract transactions	54,046	2,450,012	1,695,271	6,984,335	146,428
Increase (decrease) in net assets	114,034	14,494,602	11,402,950	9,272,995	240,494
Net assets at beginning of period	559,006	63,086,048	53,850,121	7,745,940	230,325
Net assets at end of period	$673,040	$77,580,650	$65,253,071	$17,018,935	$470,819
Beginning units	55,686	4,775,221	4,165,149	815,049	14,942
Units issued	9,092	445,141	337,499	743,823	8,322
Units redeemed	(3,945)	(281,205)	(221,795)	(84,388)	(1,196)
Ending units	60,833	4,939,157	4,280,853	1,474,484	22,068
For the Year Ended December 31, 2018
From operations:
Dividends	$27,392	$2,501,762	$2,213,487	$199,135	$-
Mortality and expense risk and administrative charges	(7,740)	(830,846)	(701,891)	(38,252)	(2,130)
Net investment income (loss)	19,652	1,670,916	1,511,596	160,883	(2,130)
Net realized gain (loss)	1,104	255,567	204,301	1,927	2,655
Capital gain distribution from mutual funds	13,698	7,422,829	5,083,591	17,263	37,297
Change in unrealized appreciation (depreciation) of investments	(142,280)	(14,811,528)	(11,637,738)	(952,756)	(71,070)
Increase (decrease) in net assets from operations	(107,826)	(5,462,216)	(4,838,250)	(772,683)	(33,248)
From contract transactions:
Payments received from contract owners	82,577	9,495,329	7,926,703	7,362,971	140,281
Payments for contract benefits or terminations	(13,921)	(1,655,369)	(1,312,881)	(58,430)	(6,182)
Transfers between sub-accounts (including fixed account), net	60,533	658,622	1,852,690	911,356	32,951
Contract maintenance charges	(2,006)	(586,372)	(497,393)	(26,149)	(20)
Increase (decrease) in net assets from contract transactions	127,183	7,912,210	7,969,119	8,189,748	167,030
Increase (decrease) in net assets	19,357	2,449,994	3,130,869	7,417,065	133,782
Net assets at beginning of period	539,649	60,636,054	50,719,252	328,875	96,543
Net assets at end of period	$559,006	$63,086,048	$53,850,121	$7,745,940	$230,325
Beginning units	44,335	4,224,848	3,596,318	31,649	5,754
Units issued	12,933	799,349	777,527	798,756	9,710
Units redeemed	(1,582)	(248,976)	(208,696)	(15,356)	(522)
Ending units	55,686	4,775,221	4,165,149	815,049	14,942

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA
	WellsCap
	Fundamental	T Rowe Price	T Rowe Price	T Rowe Price	T Rowe Price
	Growth	Retirement	Retirement	Retirement	Retirement
	Portfolio Class	2015 Advisor	2020 Advisor	2025 Advisor	2030 Advisor
	3	Class	Class	Class	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$254,912	$693,529	$759,110	$725,177
Mortality and expense risk and administrative charges	-	(119,534)	(328,720)	(371,592)	(377,922)
Net investment income (loss)	-	135,378	364,809	387,518	347,255
Net realized gain (loss)	-	(118,470)	260,375	393,782	497,730
Capital gain distribution from mutual funds	-	400,576	1,221,931	1,273,346	1,588,483
Change in unrealized appreciation (depreciation) of investments	-	1,344,685	3,489,336	4,410,061	4,654,325
Increase (decrease) in net assets from operations	-	1,762,169	5,336,451	6,464,707	7,087,793
From contract transactions:
Payments received from contract owners	-	2,074,541	8,355,176	8,857,073	10,429,165
Payments for contract benefits or terminations	-	(1,856,299)	(3,874,510)	(2,808,536)	(3,435,015)
Transfers between sub-accounts (including fixed account), net	-	1,655,125	574,432	3,626,187	3,222,922
Contract maintenance charges	-	(960)	(3,323)	(5,519)	(7,428)
Increase (decrease) in net assets from contract transactions	-	1,872,407	5,051,775	9,669,205	10,209,644
Increase (decrease) in net assets	-	3,634,576	10,388,226	16,133,912	17,297,437
Net assets at beginning of period	-	10,207,156	28,121,762	29,395,881	29,664,948
Net assets at end of period	$-	$13,841,732	$38,509,988	$45,529,793	$46,962,385
Beginning units	-	9,280,225	25,200,911	26,008,930	25,988,743
Units issued	-	3,620,707	9,235,698	10,306,628	10,412,324
Units redeemed	-	(2,046,849)	(5,170,145)	(2,612,199)	(2,416,275)
Ending units	-	10,854,083	29,266,464	33,703,359	33,984,792
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$199,822	$517,045	$492,628	$457,145
Mortality and expense risk and administrative charges	(12)	(96,086)	(262,318)	(255,941)	(267,657)
Net investment income (loss)	(12)	103,736	254,727	236,687	189,488
Net realized gain (loss)	(6,999)	88,969	545,323	352,570	292,748
Capital gain distribution from mutual funds	6,362	731,493	1,895,831	1,477,885	1,890,356
Change in unrealized appreciation (depreciation) of investments	-	(1,510,194)	(4,555,783)	(4,156,139)	(4,816,297)
Increase (decrease) in net assets from operations	(649)	(585,996)	(1,859,902)	(2,088,997)	(2,443,705)
From contract transactions:
Payments received from contract owners	12,500	3,131,387	8,759,240	10,564,551	11,127,324
Payments for contract benefits or terminations	-	(1,932,697)	(3,679,686)	(1,617,916)	(1,818,316)
Transfers between sub-accounts (including fixed account), net	(11,851)	1,533,807	3,115,681	2,928,793	592,421
Contract maintenance charges	-	(858)	(5,034)	(4,249)	(5,551)
Increase (decrease) in net assets from contract transactions	649	2,731,639	8,190,201	11,871,179	9,895,878
Increase (decrease) in net assets	-	2,145,643	6,330,299	9,782,182	7,452,173
Net assets at beginning of period	-	8,061,513	21,791,463	19,613,699	22,212,775
Net assets at end of period	$-	$10,207,156	$28,121,762	$29,395,881	$29,664,948
Beginning units	-	6,941,929	18,329,571	16,182,459	18,009,073
Units issued	512	4,521,228	10,674,555	12,194,517	10,363,678
Units redeemed	(512)	(2,182,932)	(3,803,215)	(2,368,046)	(2,384,008)
Ending units	-	9,280,225	25,200,911	26,008,930	25,988,743

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price	T Rowe Price	T Rowe Price	T Rowe Price	T Rowe Price
	Retirement	Retirement	Retirement	Retirement	Retirement
	2035 Advisor	2040 Advisor	2045 Advisor	2050 Advisor	2055 Advisor
	Class	Class	Class	Class	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$498,854	$469,035	$321,761	$267,300	$130,721
Mortality and expense risk and administrative charges	(280,112)	(285,376)	(199,317)	(170,275)	(76,642)
Net investment income (loss)	218,742	183,659	122,444	97,025	54,079
Net realized gain (loss)	310,709	272,105	138,630	138,889	58,933
Capital gain distribution from mutual funds	1,272,937	1,481,164	1,085,945	882,091	379,713
Change in unrealized appreciation (depreciation) of investments	3,782,378	3,956,906	2,916,148	2,515,029	1,141,896
Increase (decrease) in net assets from operations	5,584,766	5,893,834	4,263,167	3,633,034	1,634,621
From contract transactions:
Payments received from contract owners	7,626,565	7,940,759	7,027,543	6,264,179	3,505,799
Payments for contract benefits or terminations	(1,476,723)	(2,119,274)	(908,931)	(1,551,224)	(640,807)
Transfers between sub-accounts (including fixed account), net	(251,565)	451,836	522,778	229,753	111,261
Contract maintenance charges	(5,986)	(7,185)	(6,427)	(6,150)	(4,469)
Increase (decrease) in net assets from contract transactions	5,892,291	6,266,136	6,634,963	4,936,558	2,971,784
Increase (decrease) in net assets	11,477,057	12,159,970	10,898,130	8,569,592	4,606,405
Net assets at beginning of period	23,032,564	23,088,440	15,509,429	13,517,528	5,783,592
Net assets at end of period	$34,509,621	$35,248,410	$26,407,559	$22,087,120	$10,389,997
Beginning units	20,055,154	19,993,530	13,405,587	11,694,837	5,005,564
Units issued	5,922,595	6,106,245	5,725,806	4,417,449	2,562,349
Units redeemed	(1,402,943)	(1,321,562)	(702,487)	(692,895)	(311,333)
Ending units	24,574,806	24,778,213	18,428,906	15,419,391	7,256,580
For the Year Ended December 31, 2018
From operations:
Dividends	$310,408	$284,271	$180,866	$149,985	$63,988
Mortality and expense risk and administrative charges	(206,961)	(207,961)	(136,178)	(108,755)	(50,495)
Net investment income (loss)	103,447	76,310	44,688	41,230	13,493
Net realized gain (loss)	205,483	149,391	166,048	86,080	85,595
Capital gain distribution from mutual funds	1,422,702	1,650,607	1,044,501	871,790	327,939
Change in unrealized appreciation (depreciation) of investments	(3,723,013)	(4,027,303)	(2,767,218)	(2,254,899)	(990,279)
Increase (decrease) in net assets from operations	(1,991,381)	(2,150,995)	(1,511,981)	(1,255,799)	(563,252)
From contract transactions:
Payments received from contract owners	8,267,622	8,809,049	6,184,010	6,512,009	2,848,922
Payments for contract benefits or terminations	(884,660)	(1,463,137)	(750,307)	(419,433)	(604,759)
Transfers between sub-accounts (including fixed account), net	15,858	642,789	503,606	96,475	136,092
Contract maintenance charges	(4,447)	(4,953)	(4,684)	(3,914)	(2,941)
Increase (decrease) in net assets from contract transactions	7,394,373	7,983,748	5,932,625	6,185,137	2,377,314
Increase (decrease) in net assets	5,402,992	5,832,753	4,420,644	4,929,338	1,814,062
Net assets at beginning of period	17,629,572	17,255,687	11,088,785	8,588,190	3,969,530
Net assets at end of period	$23,032,564	$23,088,440	$15,509,429	$13,517,528	$5,783,592
Beginning units	14,111,849	13,688,485	8,755,032	6,781,366	3,136,305
Units issued	7,440,547	7,432,124	5,292,842	5,367,786	2,220,170
Units redeemed	(1,497,242)	(1,127,079)	(642,287)	(454,315)	(350,911)
Ending units	20,055,154	19,993,530	13,405,587	11,694,837	5,005,564

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC		VALIC
	T Rowe Price	Company I	VALIC	Company I	VALIC
	Retirement	Asset	Company I	Capital	Company I
	2060 Advisor	Allocation	Blue Chip	Conservation	Core Equity
	Class	Fund	Growth Fund	Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$82,422	$2,270,535	$-	$3,823,719	$2,783,388
Mortality and expense risk and administrative charges	(48,543)	(1,456,355)	(7,580,841)	(1,492,901)	(2,303,015)
Net investment income (loss)	33,879	814,180	(7,580,841)	2,330,818	480,373
Net realized gain (loss)	22,269	(1,257,975)	38,839,221	484,376	16,787,383
Capital gain distribution from mutual funds	185,449	11,951,780	89,239,739	-	28,828,584
Change in unrealized appreciation (depreciation) of investments	775,331	8,291,114	72,109,437	10,433,050	11,197,183
Increase (decrease) in net assets from operations	1,016,928	19,799,099	192,607,556	13,248,244	57,293,523
From contract transactions:
Payments received from contract owners	2,541,563	7,340,966	64,883,716	6,242,697	3,967,624
Payments for contract benefits or terminations	(402,411)	(13,897,428)	(76,919,228)	(17,898,703)	(21,365,860)
Transfers between sub-accounts (including fixed account), net	325,264	(4,485,414)	(16,733,279)	(3,212,999)	(4,685,368)
Contract maintenance charges	(7,054)	(102,374)	(597,254)	(84,351)	(78,860)
Adjustments to net assets allocated to contracts in payout period	-	7,547	(419)	70,911	(9,069)
Increase (decrease) in net assets from contract transactions	2,457,362	(11,136,703)	(29,366,464)	(14,882,445)	(22,171,533)
Increase (decrease) in net assets	3,474,290	8,662,396	163,241,092	(1,634,201)	35,121,990
Net assets at beginning of period	3,410,133	143,374,206	680,266,252	151,892,365	219,365,992
Net assets at end of period	$6,884,423	$152,036,602	$843,507,344	$150,258,164	$254,487,982
Beginning units	2,949,718	18,369,939	265,270,445	41,178,080	53,956,824
Units issued	2,056,989	3,797,217	9,917,180	11,070,001	1,413,479
Units redeemed	(200,773)	(5,103,949)	(18,498,024)	(14,625,783)	(5,539,969)
Ending units	4,805,934	17,063,207	256,689,601	37,622,298	49,830,334
For the Year Ended December 31, 2018
From operations:
Dividends	$35,890	$2,570,727	$437,458	$3,152,697	$2,790,688
Mortality and expense risk and administrative charges	(30,485)	(1,596,785)	(7,184,887)	(1,544,690)	(2,467,978)
Net investment income (loss)	5,405	973,942	(6,747,429)	1,608,007	322,710
Net realized gain (loss)	137,150	223,275	39,587,541	(1,760,528)	17,761,575
Capital gain distribution from mutual funds	128,606	6,762,585	41,698,650	420,864	18,918,886
Change in unrealized appreciation (depreciation) of investments	(621,434)	(23,975,194)	(68,132,738)	(3,718,200)	(54,521,327)
Increase (decrease) in net assets from operations	(350,273)	(16,015,392)	6,406,024	(3,449,857)	(17,518,156)
From contract transactions:
Payments received from contract owners	1,681,778	9,599,323	78,730,146	8,022,587	4,006,814
Payments for contract benefits or terminations	(433,634)	(16,791,668)	(80,568,786)	(20,425,902)	(21,982,011)
Transfers between sub-accounts (including fixed account), net	452,005	(3,307,291)	(1,103,406)	10,680,367	(5,392,361)
Contract maintenance charges	(4,942)	(103,601)	(570,124)	(92,915)	(83,443)
Adjustments to net assets allocated to contracts in payout period	-	7,021	(14,759)	(5,082)	(3,956)
Increase (decrease) in net assets from contract transactions	1,695,207	(10,596,216)	(3,526,929)	(1,820,945)	(23,454,957)
Increase (decrease) in net assets	1,344,934	(26,611,608)	2,879,095	(5,270,802)	(40,973,113)
Net assets at beginning of period	2,065,199	169,985,814	677,387,157	157,163,167	260,339,105
Net assets at end of period	$3,410,133	$143,374,206	$680,266,252	$151,892,365	$219,365,992
Beginning units	1,630,664	19,687,755	268,377,083	41,760,249	59,147,729
Units issued	2,008,098	8,477,061	21,299,616	9,773,190	543,872
Units redeemed	(689,044)	(9,794,877)	(24,406,254)	(10,355,359)	(5,734,777)
Ending units	2,949,718	18,369,939	265,270,445	41,178,080	53,956,824

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC	VALIC
	VALIC	Company I	Company I	VALIC	VALIC
	Company I	Dynamic	Emerging	Company I	Company I
	Dividend Value	Allocation	Economies	Global Real	Global Strategy
	Fund	Fund	Fund	Estate Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$14,869,217	$2,698,973	$11,688,955	$13,737,719	$7,664,343
Mortality and expense risk and administrative charges	(7,892,999)	(2,154,816)	(6,775,534)	(3,739,980)	(3,166,674)
Net investment income (loss)	6,976,218	544,157	4,913,421	9,997,739	4,497,669
Net realized gain (loss)	(4,834,782)	4,486,282	3,262,546	1,850,598	1,882,064
Capital gain distribution from mutual funds	83,554,722	12,667,539	-	-	27,282,571
Change in unrealized appreciation (depreciation) of investments	81,550,046	18,554,173	117,611,961	67,782,168	(5,446,900)
Increase (decrease) in net assets from operations	167,246,204	36,252,151	125,787,928	79,630,505	28,215,404
From contract transactions:
Payments received from contract owners	56,894,019	3,707,936	47,464,317	29,364,102	11,357,803
Payments for contract benefits or terminations	(60,202,387)	(41,414,667)	(62,819,834)	(25,809,619)	(34,305,526)
Transfers between sub-accounts (including fixed account), net	124,489,358	(9,286,343)	17,022,696	61,170,014	(12,611,316)
Contract maintenance charges	(589,064)	(2,209,901)	(147,080)	(123,205)	(239,349)
Adjustments to net assets allocated to contracts in payout period	(7,706)	-	(3,430)	263	(3,572)
Increase (decrease) in net assets from contract transactions	120,584,220	(49,202,975)	1,516,669	64,601,555	(35,801,960)
Increase (decrease) in net assets	287,830,424	(12,950,824)	127,304,597	144,232,060	(7,586,556)
Net assets at beginning of period	711,029,184	208,197,000	633,817,185	317,471,945	331,626,256
Net assets at end of period	$998,859,608	$195,246,176	$761,121,782	$461,704,005	$324,039,700
Beginning units	220,684,362	162,080,959	676,229,784	225,115,274	171,661,237
Units issued	71,883,480	1,077,570	152,974,372	71,655,448	2,088,767
Units redeemed	(41,914,667)	(35,481,892)	(148,480,248)	(32,412,753)	(19,626,516)
Ending units	250,653,175	127,676,637	680,723,908	264,357,969	154,123,488
For the Year Ended December 31, 2018
From operations:
Dividends	$13,919,430	$3,166,124	$11,556,668	$11,859,086	$-
Mortality and expense risk and administrative charges	(7,729,710)	(2,524,536)	(7,174,093)	(2,910,156)	(3,700,492)
Net investment income (loss)	6,189,720	641,588	4,382,575	8,948,930	(3,700,492)
Net realized gain (loss)	6,125,814	5,008,200	5,544,283	(4,211,790)	9,858,567
Capital gain distribution from mutual funds	26,959,492	9,575,699	-	3,588,559	5,229,613
Change in unrealized appreciation (depreciation) of investments	(114,580,632)	(32,971,087)	(171,518,342)	(30,327,619)	(45,762,769)
Increase (decrease) in net assets from operations	(75,305,606)	(17,745,600)	(161,591,484)	(22,001,920)	(34,375,081)
From contract transactions:
Payments received from contract owners	87,655,463	3,367,864	56,023,750	23,655,328	13,430,708
Payments for contract benefits or terminations	(47,861,469)	(31,239,727)	(56,488,117)	(24,486,114)	(41,071,762)
Transfers between sub-accounts (including fixed account), net	(1,870,683)	(776,817)	(31,522,400)	35,138,743	(9,003,795)
Contract maintenance charges	(586,965)	(2,105,091)	(208,839)	(126,304)	(277,193)
Adjustments to net assets allocated to contracts in payout period	(10,593)	-	(14,318)	294	(2,528)
Increase (decrease) in net assets from contract transactions	37,325,753	(30,753,771)	(32,209,924)	34,181,947	(36,924,570)
Increase (decrease) in net assets	(37,979,853)	(48,499,371)	(193,801,408)	12,180,027	(71,299,651)
Net assets at beginning of period	749,009,037	256,696,371	827,618,593	305,291,918	402,925,907
Net assets at end of period	$711,029,184	$208,197,000	$633,817,185	$317,471,945	$331,626,256
Beginning units	211,950,225	184,019,647	705,849,703	202,170,993	189,404,761
Units issued	56,602,986	2,815,406	122,348,834	46,907,722	4,851,537
Units redeemed	(47,868,849)	(24,754,094)	(151,968,753)	(23,963,441)	(22,595,061)
Ending units	220,684,362	162,080,959	676,229,784	225,115,274	171,661,237

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC
	Company I	Company I	VALIC		VALIC
	Government	Government	Company I	VALIC	Company I
	Money Market I	Securities	Growth &	Company I	Health
	Fund	Fund	Income Fund	Growth Fund	Sciences Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$5,611,501	$2,331,867	$1,050,051	$4,775,019	$-
Mortality and expense risk and administrative charges	(3,110,549)	(966,571)	(1,136,876)	(11,087,556)	(7,402,489)
Net investment income (loss)	2,500,952	1,365,296	(86,825)	(6,312,537)	(7,402,489)
Net realized gain (loss)	(1)	(476,466)	8,193,591	87,405,363	24,461,682
Capital gain distribution from mutual funds	-	-	11,554,647	88,768,401	64,940,564
Change in unrealized appreciation (depreciation) of investments	(2)	4,587,114	10,421,951	154,838,018	104,475,884
Increase (decrease) in net assets from operations	2,500,949	5,475,944	30,083,364	324,699,245	186,475,641
From contract transactions:
Payments received from contract owners	54,239,473	4,417,739	4,352,573	39,423,720	43,154,328
Payments for contract benefits or terminations	(51,930,386)	(12,382,659)	(12,080,047)	(83,290,346)	(72,663,047)
Transfers between sub-accounts (including fixed account), net	(36,648,279)	3,346,494	(2,148,228)	(24,627,004)	(42,122,874)
Contract maintenance charges	(147,782)	(75,344)	(304,093)	(377,682)	(297,550)
Adjustments to net assets allocated to contracts in payout period	(7)	(763)	(953)	(11,866)	15,359
Increase (decrease) in net assets from contract transactions	(34,486,981)	(4,694,533)	(10,180,748)	(68,883,178)	(71,913,784)
Increase (decrease) in net assets	(31,986,032)	781,411	19,902,616	255,816,067	114,561,857
Net assets at beginning of period	326,741,596	101,875,427	105,507,598	1,130,204,874	706,850,292
Net assets at end of period	$294,755,564	$102,656,838	$125,410,214	$1,386,020,941	$821,412,149
Beginning units	165,491,511	29,661,020	24,676,192	506,233,283	137,982,912
Units issued	65,621,050	5,817,880	869,158	96,624,426	2,286,499
Units redeemed	(81,858,172)	(8,057,163)	(2,858,242)	(128,862,237)	(14,698,774)
Ending units	149,254,389	27,421,737	22,687,108	473,995,472	125,570,637
For the Year Ended December 31, 2018
From operations:
Dividends	$3,991,407	$2,765,356	$1,104,155	$6,685,752	$-
Mortality and expense risk and administrative charges	(2,860,724)	(973,116)	(1,192,129)	(11,452,900)	(7,549,386)
Net investment income (loss)	1,130,683	1,792,240	(87,974)	(4,767,148)	(7,549,386)
Net realized gain (loss)	-	(1,106,327)	9,069,174	83,919,311	31,250,886
Capital gain distribution from mutual funds	-	-	4,156,369	42,001,015	87,956,299
Change in unrealized appreciation (depreciation) of investments	(1)	(1,151,405)	(20,644,508)	(168,509,405)	(108,643,557)
Increase (decrease) in net assets from operations	1,130,682	(465,492)	(7,506,939)	(47,356,227)	3,014,242
From contract transactions:
Payments received from contract owners	63,996,647	4,246,191	5,362,911	55,969,193	41,296,954
Payments for contract benefits or terminations	(44,972,229)	(11,045,610)	(11,774,674)	(65,358,133)	(70,162,043)
Transfers between sub-accounts (including fixed account), net	8,277,520	5,585,295	(2,936,113)	30,564,079	(20,748,665)
Contract maintenance charges	(140,004)	(67,969)	(108,241)	(480,758)	(300,501)
Adjustments to net assets allocated to contracts in payout period	(22)	(819)	(1,235)	(3,851)	(945)
Increase (decrease) in net assets from contract transactions	27,161,912	(1,282,912)	(9,457,352)	20,690,530	(49,915,200)
Increase (decrease) in net assets	28,292,594	(1,748,404)	(16,964,291)	(26,665,697)	(46,900,958)
Net assets at beginning of period	298,449,002	103,623,831	122,471,889	1,156,870,571	753,751,250
Net assets at end of period	$326,741,596	$101,875,427	$105,507,598	$1,130,204,874	$706,850,292
Beginning units	151,958,592	29,772,524	27,155,285	500,617,337	147,159,519
Units issued	61,274,859	5,049,795	4,089,187	59,781,246	3,569,406
Units redeemed	(47,741,940)	(5,161,299)	(6,568,280)	(54,165,300)	(12,746,013)
Ending units	165,491,511	29,661,020	24,676,192	506,233,283	137,982,912

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					VALIC
		VALIC	VALIC		Company I
	VALIC	Company I	Company I	VALIC	International
	Company I	International	International	Company I	Socially
	Inflation	Equities Index	Government	International	Responsible
	Protected Fund	Fund	Bond Fund	Growth Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$9,916,373	$32,641,580	$1,940,390	$2,867,069	$6,613,774
Mortality and expense risk and administrative charges	(5,661,010)	(9,840,968)	(1,173,844)	(4,141,285)	(3,431,968)
Net investment income (loss)	4,255,363	22,800,612	766,546	(1,274,216)	3,181,806
Net realized gain (loss)	(1,652,620)	6,000,126	3,207,830	12,562,075	16,106,090
Capital gain distribution from mutual funds	566,982	-	147,539	102,573,727	-
Change in unrealized appreciation (depreciation) of investments	41,704,822	161,396,469	5,635,183	5,619,423	61,362,755
Increase (decrease) in net assets from operations	44,874,547	190,197,207	9,757,098	119,481,009	80,650,651
From contract transactions:
Payments received from contract owners	36,927,881	73,008,747	4,969,299	18,657,270	16,593,405
Payments for contract benefits or terminations	(59,286,742)	(94,802,792)	(11,486,310)	(40,701,536)	(32,529,367)
Transfers between sub-accounts (including fixed account), net	(7,745,035)	91,780,562	(15,901,147)	(11,281,597)	(9,691,163)
Contract maintenance charges	(484,080)	(582,336)	(141,276)	(285,482)	(118,412)
Adjustments to net assets allocated to contracts in payout period	(5,570)	1,607	(820)	(8,904)	(6,938)
Increase (decrease) in net assets from contract transactions	(30,593,546)	69,405,788	(22,560,254)	(33,620,249)	(25,752,475)
Increase (decrease) in net assets	14,281,001	259,602,995	(12,803,156)	85,860,760	54,898,176
Net assets at beginning of period	595,375,939	911,617,487	124,581,902	391,328,381	334,161,388
Net assets at end of period	$609,656,940	$1,171,220,482	$111,778,746	$477,189,141	$389,059,564
Beginning units	459,866,794	478,200,717	41,596,081	128,742,665	52,724,451
Units issued	81,346,517	119,461,094	9,163,778	11,087,251	1,173,562
Units redeemed	(104,940,608)	(89,370,429)	(16,709,445)	(19,892,871)	(4,421,559)
Ending units	436,272,703	508,291,382	34,050,414	119,937,045	49,476,454
For the Year Ended December 31, 2018
From operations:
Dividends	$9,091,196	$24,328,692	$1,576,962	$5,559,867	$7,085,614
Mortality and expense risk and administrative charges	(4,982,370)	(11,044,753)	(1,545,790)	(3,980,275)	(3,857,652)
Net investment income (loss)	4,108,826	13,283,939	31,172	1,579,592	3,227,962
Net realized gain (loss)	335,325	72,386,874	(2,516,287)	15,835,354	36,754,946
Capital gain distribution from mutual funds	4,350,156	-	57,321	6,258,757	-
Change in unrealized appreciation (depreciation) of investments	(25,187,721)	(241,092,082)	(4,886,009)	(60,655,839)	(74,229,012)
Increase (decrease) in net assets from operations	(16,393,414)	(155,421,269)	(7,313,803)	(36,982,136)	(34,246,104)
From contract transactions:
Payments received from contract owners	36,667,596	105,111,793	9,410,153	15,904,792	17,740,789
Payments for contract benefits or terminations	(56,611,462)	(79,186,292)	(12,860,845)	(37,492,345)	(37,353,476)
Transfers between sub-accounts (including fixed account), net	156,739,664	(273,122,631)	(39,697,286)	21,084,520	(50,626,348)
Contract maintenance charges	(541,198)	(657,584)	(171,802)	(274,176)	(121,204)
Adjustments to net assets allocated to contracts in payout period	(6,511)	474	(4,158)	(2,927)	(8,059)
Increase (decrease) in net assets from contract transactions	136,248,089	(247,854,240)	(43,323,938)	(780,136)	(70,368,298)
Increase (decrease) in net assets	119,854,675	(403,275,509)	(50,637,741)	(37,762,272)	(104,614,402)
Net assets at beginning of period	475,521,264	1,314,892,996	175,219,643	429,090,653	438,775,790
Net assets at end of period	$595,375,939	$911,617,487	$124,581,902	$391,328,381	$334,161,388
Beginning units	356,598,447	592,146,213	56,030,138	128,589,034	62,001,730
Units issued	129,170,344	91,382,989	11,352,382	23,946,845	1,794,511
Units redeemed	(25,901,997)	(205,328,485)	(25,786,439)	(23,793,214)	(11,071,790)
Ending units	459,866,794	478,200,717	41,596,081	128,742,665	52,724,451

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC	VALIC	VALIC	VALIC
	Company I	Company I	Company I	Company I Mid	Company I Mid
	International	Large Cap	Large Capital	Cap Index	Cap Strategic
	Value Fund	Core Fund	Growth Fund	Fund	Growth Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$19,031,755	$1,329,658	$2,626,702	$41,641,045	$38,826
Mortality and expense risk and administrative charges	(6,121,633)	(1,401,985)	(4,447,922)	(28,865,390)	(2,746,689)
Net investment income (loss)	12,910,122	(72,327)	(1,821,220)	12,775,655	(2,707,863)
Net realized gain (loss)	16,997,951	(421,788)	20,871,529	226,359,772	10,854,880
Capital gain distribution from mutual funds	-	11,145,184	29,022,979	289,911,916	24,944,385
Change in unrealized appreciation (depreciation) of investments	61,988,955	28,499,801	101,849,768	142,283,348	52,749,895
Increase (decrease) in net assets from operations	91,897,028	39,150,870	149,923,056	671,330,691	85,841,297
From contract transactions:
Payments received from contract owners	36,527,090	7,582,254	10,538,140	135,176,457	8,476,402
Payments for contract benefits or terminations	(72,687,676)	(15,396,503)	(39,377,912)	(279,124,572)	(22,584,205)
Transfers between sub-accounts (including fixed account), net	(9,361,029)	(5,666,897)	3,838,625	(37,422,219)	(768,783)
Contract maintenance charges	(342,761)	(138,417)	(130,217)	(1,688,189)	(63,505)
Adjustments to net assets allocated to contracts in payout period	166	372	(8,048)	(18,441)	137
Increase (decrease) in net assets from contract transactions	(45,864,210)	(13,619,191)	(25,139,412)	(183,076,964)	(14,939,954)
Increase (decrease) in net assets	46,032,818	25,531,679	124,783,644	488,253,727	70,901,343
Net assets at beginning of period	618,032,802	130,684,233	399,163,790	2,818,657,192	239,948,647
Net assets at end of period	$664,065,620	$156,215,912	$523,947,434	$3,306,910,919	$310,849,990
Beginning units	507,208,049	50,661,879	177,173,043	144,874,750	97,574,698
Units issued	29,902,931	1,042,254	3,878,966	13,130,596	2,734,059
Units redeemed	(63,866,603)	(5,586,971)	(13,208,309)	(19,847,050)	(7,580,667)
Ending units	473,244,377	46,117,162	167,843,700	138,158,296	92,728,090
For the Year Ended December 31, 2018
From operations:
Dividends	$15,243,667	$1,575,878	$2,577,464	$35,506,043	$236,594
Mortality and expense risk and administrative charges	(7,243,892)	(1,508,385)	(4,205,129)	(31,593,736)	(2,594,169)
Net investment income (loss)	7,999,775	67,493	(1,627,665)	3,912,307	(2,357,575)
Net realized gain (loss)	33,016,782	1,697,981	21,207,051	210,893,336	11,882,785
Capital gain distribution from mutual funds	-	7,862,003	21,052,139	209,747,685	12,289,670
Change in unrealized appreciation (depreciation) of investments	(184,838,674)	(23,321,007)	(39,654,217)	(822,224,223)	(35,173,784)
Increase (decrease) in net assets from operations	(143,822,117)	(13,693,530)	977,308	(397,670,895)	(13,358,904)
From contract transactions:
Payments received from contract owners	36,745,238	8,328,522	9,499,749	153,924,694	7,492,186
Payments for contract benefits or terminations	(77,336,692)	(17,658,121)	(34,596,779)	(285,010,860)	(21,345,810)
Transfers between sub-accounts (including fixed account), net	(33,064,320)	(8,630,708)	(10,432,696)	(19,073,460)	(143,868)
Contract maintenance charges	(419,667)	(152,580)	(141,589)	(1,809,154)	(70,431)
Adjustments to net assets allocated to contracts in payout period	(1,006)	696	(6,760)	(9,293)	(485)
Increase (decrease) in net assets from contract transactions	(74,076,447)	(18,112,191)	(35,678,075)	(151,978,073)	(14,068,408)
Increase (decrease) in net assets	(217,898,564)	(31,805,721)	(34,700,767)	(549,648,968)	(27,427,312)
Net assets at beginning of period	835,931,366	162,489,954	433,864,557	3,368,306,160	267,375,959
Net assets at end of period	$618,032,802	$130,684,233	$399,163,790	$2,818,657,192	$239,948,647
Beginning units	557,899,484	56,932,870	192,008,244	151,102,680	102,563,019
Units issued	21,135,177	1,502,646	1,641,432	10,756,296	3,533,595
Units redeemed	(71,826,612)	(7,773,637)	(16,476,633)	(16,984,226)	(8,521,916)
Ending units	507,208,049	50,661,879	177,173,043	144,874,750	97,574,698

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC	VALIC
	VALIC	Company I	Company I	VALIC	VALIC
	Company I	Science &	Small Cap	Company I	Company I
	Nasdaq-100	Technology	Aggressive	Small Cap	Small Cap
	Index Fund	Fund	Growth Fund	Fund	Index Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$1,844,844	$-	$-	$1,329,280	$12,191,308
Mortality and expense risk and administrative charges	(4,493,550)	(12,864,104)	(1,550,913)	(2,825,529)	(9,965,606)
Net investment income (loss)	(2,648,706)	(12,864,104)	(1,550,913)	(1,496,249)	2,225,702
Net realized gain (loss)	21,813,357	89,520,204	4,303,228	14,629,671	119,045,711
Capital gain distribution from mutual funds	6,479,076	251,089,795	21,781,487	24,937,705	90,729,238
Change in unrealized appreciation (depreciation) of investments	119,260,246	96,454,245	24,517,826	33,316,163	19,869,207
Increase (decrease) in net assets from operations	144,903,973	424,200,140	49,051,628	71,387,290	231,869,858
From contract transactions:
Payments received from contract owners	34,033,148	39,081,876	9,787,428	5,019,962	51,778,623
Payments for contract benefits or terminations	(41,831,852)	(108,447,453)	(13,946,710)	(26,417,119)	(96,205,819)
Transfers between sub-accounts (including fixed account), net	(5,385,462)	(35,164,882)	(5,710,973)	(10,122,208)	(129,104,912)
Contract maintenance charges	(145,595)	(310,212)	(36,835)	(91,450)	(476,804)
Adjustments to net assets allocated to contracts in payout period	(3,509)	(38,882)	1,108	2,551	(5,886)
Increase (decrease) in net assets from contract transactions	(13,333,270)	(104,879,553)	(9,905,982)	(31,608,264)	(174,014,798)
Increase (decrease) in net assets	131,570,703	319,320,587	39,145,646	39,779,026	57,855,060
Net assets at beginning of period	393,926,607	1,141,701,306	133,397,123	262,683,184	1,010,809,213
Net assets at end of period	$525,497,310	$1,461,021,893	$172,542,769	$302,462,210	$1,068,664,273
Beginning units	230,853,988	162,973,839	49,862,408	50,949,880	154,248,615
Units issued	9,909,226	1,842,161	5,672,143	420,186	13,137,861
Units redeemed	(16,577,905)	(13,494,785)	(8,511,866)	(5,571,539)	(34,783,930)
Ending units	224,185,309	151,321,215	47,022,685	45,798,527	132,602,546
For the Year Ended December 31, 2018
From operations:
Dividends	$2,108,835	$-	$-	$801,158	$10,983,213
Mortality and expense risk and administrative charges	(4,240,941)	(12,507,259)	(1,457,623)	(3,051,926)	(11,229,178)
Net investment income (loss)	(2,132,106)	(12,507,259)	(1,457,623)	(2,250,768)	(245,965)
Net realized gain (loss)	24,168,614	78,308,499	3,792,804	17,490,468	62,692,372
Capital gain distribution from mutual funds	18,328,336	109,200,578	3,728,022	49,022,262	62,167,430
Change in unrealized appreciation (depreciation) of investments	(46,975,238)	(197,914,548)	(20,840,869)	(87,829,807)	(263,230,850)
Increase (decrease) in net assets from operations	(6,610,394)	(22,912,730)	(14,777,666)	(23,567,845)	(138,617,013)
From contract transactions:
Payments received from contract owners	30,648,485	35,556,712	9,572,270	5,177,229	66,749,120
Payments for contract benefits or terminations	(39,403,582)	(96,511,708)	(12,841,398)	(27,281,805)	(89,796,196)
Transfers between sub-accounts (including fixed account), net	4,256,428	(9,855,484)	15,716,119	(11,059,285)	56,560,545
Contract maintenance charges	(137,288)	(305,304)	(50,719)	(96,549)	(509,838)
Adjustments to net assets allocated to contracts in payout period	(3,702)	(40,330)	(5,455)	(21,239)	19,325
Increase (decrease) in net assets from contract transactions	(4,639,659)	(71,156,114)	12,390,817	(33,281,649)	33,022,956
Increase (decrease) in net assets	(11,250,053)	(94,068,844)	(2,386,849)	(56,849,494)	(105,594,057)
Net assets at beginning of period	405,176,660	1,235,770,150	135,783,972	319,532,678	1,116,403,270
Net assets at end of period	$393,926,607	$1,141,701,306	$133,397,123	$262,683,184	$1,010,809,213
Beginning units	233,595,865	171,772,064	46,038,834	56,550,062	150,551,361
Units issued	17,564,301	4,585,986	11,220,075	1,491,104	18,408,042
Units redeemed	(20,306,178)	(13,384,211)	(7,396,501)	(7,091,286)	(14,710,788)
Ending units	230,853,988	162,973,839	49,862,408	50,949,880	154,248,615

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC
	Company I	VALIC	VALIC	VALIC
	Small Cap	Company I	Company I	Company I	VALIC
	Special Values	Small Mid	Stock Index	Systematic	Company I
	Fund	Growth Fund	Fund	Value Fund	Value Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$2,786,244	$-	$70,527,880	$602,802	$1,053,711
Mortality and expense risk and administrative charges	(1,948,749)	(1,134,636)	(42,265,941)	(440,308)	(746,499)
Net investment income (loss)	837,495	(1,134,636)	28,261,939	162,494	307,212
Net realized gain (loss)	10,995,719	4,360,556	358,644,460	594,033	5,241,756
Capital gain distribution from mutual funds	26,271,874	14,969,590	101,520,733	4,176,900	-
Change in unrealized appreciation (depreciation) of investments	12,592,026	17,697,792	678,761,487	4,032,516	12,330,363
Increase (decrease) in net assets from operations	50,697,114	35,893,302	1,167,188,619	8,965,943	17,879,331
From contract transactions:
Payments received from contract owners	6,557,181	3,361,121	172,086,561	3,600,887	3,327,475
Payments for contract benefits or terminations	(18,904,378)	(10,188,808)	(417,449,154)	(5,748,475)	(7,609,230)
Transfers between sub-accounts (including fixed account), net	(8,826,797)	(2,576,259)	(271,289,129)	(2,312,754)	(2,334,897)
Contract maintenance charges	(24,422)	(22,586)	(1,942,852)	(35,428)	(81,195)
Adjustments to net assets allocated to contracts in payout period	(21,234)	(227)	(192,694)	-	46
Increase (decrease) in net assets from contract transactions	(21,219,650)	(9,426,759)	(518,787,268)	(4,495,770)	(6,697,801)
Increase (decrease) in net assets	29,477,464	26,466,543	648,401,351	4,470,173	11,181,530
Net assets at beginning of period	191,951,271	100,972,252	4,113,334,178	41,119,804	71,085,760
Net assets at end of period	$221,428,735	$127,438,795	$4,761,735,529	$45,589,977	$82,267,290
Beginning units	103,110,708	53,515,518	399,373,399	21,004,389	32,021,641
Units issued	2,429,933	1,515,438	10,661,896	1,020,905	1,319,957
Units redeemed	(12,247,207)	(5,581,894)	(52,583,513)	(3,030,491)	(3,980,125)
Ending units	93,293,434	49,449,062	357,451,782	18,994,803	29,361,473
For the Year Ended December 31, 2018
From operations:
Dividends	$2,824,653	$-	$74,460,796	$821,357	$1,348,818
Mortality and expense risk and administrative charges	(2,186,956)	(1,123,893)	(44,196,927)	(509,151)	(825,553)
Net investment income (loss)	637,697	(1,123,893)	30,263,869	312,206	523,265
Net realized gain (loss)	18,976,609	6,775,086	278,761,207	2,279,685	8,569,492
Capital gain distribution from mutual funds	17,577,696	4,229,754	162,997,206	3,276,035	-
Change in unrealized appreciation (depreciation) of investments	(70,748,671)	(16,031,181)	(709,054,069)	(11,727,758)	(17,677,560)
Increase (decrease) in net assets from operations	(33,556,669)	(6,150,234)	(237,031,787)	(5,859,832)	(8,584,803)
From contract transactions:
Payments received from contract owners	27,438,019	3,575,112	230,340,683	2,840,371	3,364,154
Payments for contract benefits or terminations	(19,746,243)	(9,709,211)	(380,913,654)	(4,826,492)	(10,947,079)
Transfers between sub-accounts (including fixed account), net	(17,609,163)	(3,224,261)	(78,758,658)	(4,112,535)	(4,761,237)
Contract maintenance charges	(44,928)	(29,087)	(2,010,013)	(68,675)	(87,349)
Adjustments to net assets allocated to contracts in payout period	2,542	(203)	42,656	-	37
Increase (decrease) in net assets from contract transactions	(9,959,773)	(9,387,650)	(231,298,986)	(6,167,331)	(12,431,474)
Increase (decrease) in net assets	(43,516,442)	(15,537,884)	(468,330,773)	(12,027,163)	(21,016,277)
Net assets at beginning of period	235,467,713	116,510,136	4,581,664,951	53,146,967	92,102,037
Net assets at end of period	$191,951,271	$100,972,252	$4,113,334,178	$41,119,804	$71,085,760
Beginning units	108,543,231	57,916,161	420,173,995	23,917,635	36,999,386
Units issued	9,966,258	1,194,499	22,060,294	2,050,539	643,511
Units redeemed	(15,398,781)	(5,595,142)	(42,860,890)	(4,963,785)	(5,621,256)
Ending units	103,110,708	53,515,518	399,373,399	21,004,389	32,021,641

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC	VALIC		VALIC
	Company II	Company II	Company II	VALIC	Company II
	Aggressive	Capital	Conservative	Company II	Government
	Growth	Appreciation	Growth	Core Bond	Money Market
	Lifestyle Fund	Fund	Lifestyle Fund	Fund	II Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$11,208,238	$102,667	$9,122,850	$32,467,868	$1,889,820
Mortality and expense risk and administrative charges	(5,610,624)	(426,730)	(3,161,382)	(12,839,979)	(1,066,434)
Reimbursements of expenses	1,448,671	108,187	805,029	3,416,107	285,448
Net investment income (loss)	7,046,285	(215,876)	6,766,497	23,043,996	1,108,834
Net realized gain (loss)	8,435,785	3,221,242	230,969	16,332,411	(1)
Capital gain distribution from mutual funds	50,000,411	11,082,075	13,434,188	-	-
Change in unrealized appreciation (depreciation) of investments	48,986,717	(3,693,339)	26,423,676	93,546,364	-
Increase (decrease) in net assets from operations	114,469,198	10,394,102	46,855,330	132,922,771	1,108,833
From contract transactions:
Payments received from contract owners	57,618,456	2,056,498	35,988,139	99,068,952	17,830,288
Payments for contract benefits or terminations	(55,717,508)	(5,500,152)	(43,304,176)	(127,172,516)	(17,309,929)
Transfers between sub-accounts (including fixed account), net	(32,351,759)	(3,585,439)	(530,698)	(49,752,021)	(2,578,165)
Contract maintenance charges	(947,809)	(46,484)	(223,002)	(597,115)	(37,890)
Adjustments to net assets allocated to contracts in payout period	(14,219)	-	(26,755)	455	597
Increase (decrease) in net assets from contract transactions	(31,412,839)	(7,075,577)	(8,096,492)	(78,452,245)	(2,095,099)
Increase (decrease) in net assets	83,056,359	3,318,525	38,758,838	54,470,526	(986,266)
Net assets at beginning of period	528,906,779	41,217,310	304,391,472	1,259,956,150	116,835,546
Net assets at end of period	$611,963,138	$44,535,835	$343,150,310	$1,314,426,676	$115,849,280
Beginning units	170,804,741	19,162,320	109,128,260	625,807,737	95,047,022
Units issued	5,868,394	1,154,344	8,618,119	189,377,107	31,223,279
Units redeemed	(14,875,624)	(4,029,612)	(11,450,305)	(222,186,205)	(32,919,821)
Ending units	161,797,511	16,287,052	106,296,074	592,998,639	93,350,480
For the Year Ended December 31, 2018
From operations:
Dividends	$8,053,192	$187,538	$7,587,260	$25,616,428	$1,553,104
Mortality and expense risk and administrative charges	(5,717,316)	(433,821)	(3,256,080)	(10,545,615)	(1,144,730)
Reimbursements of expenses	1,476,220	105,821	829,625	2,768,279	308,734
Net investment income (loss)	3,812,096	(140,462)	5,160,805	17,839,092	717,108
Net realized gain (loss)	12,273,948	3,472,311	1,066,756	(1,277,956)	-
Capital gain distribution from mutual funds	20,198,246	2,008,774	1,912,195	393,724	-
Change in unrealized appreciation (depreciation) of investments	(89,900,861)	(5,361,266)	(30,440,195)	(45,310,377)	-
Increase (decrease) in net assets from operations	(53,616,571)	(20,643)	(22,300,439)	(28,355,517)	717,108
From contract transactions:
Payments received from contract owners	61,751,449	2,107,529	38,462,557	96,164,837	25,579,629
Payments for contract benefits or terminations	(54,326,367)	(4,439,724)	(44,749,725)	(102,867,351)	(16,104,130)
Transfers between sub-accounts (including fixed account), net	(21,394,048)	2,126,678	(6,385,423)	272,279,188	(17,111,906)
Contract maintenance charges	(908,200)	(55,473)	(212,040)	(511,836)	(41,545)
Adjustments to net assets allocated to contracts in payout period	113	-	(28,320)	425	561
Increase (decrease) in net assets from contract transactions	(14,877,053)	(260,990)	(12,912,951)	265,065,263	(7,677,391)
Increase (decrease) in net assets	(68,493,624)	(281,633)	(35,213,390)	236,709,746	(6,960,283)
Net assets at beginning of period	597,400,403	41,498,943	339,604,862	1,023,246,404	123,795,829
Net assets at end of period	$528,906,779	$41,217,310	$304,391,472	$1,259,956,150	$116,835,546
Beginning units	175,049,393	19,345,424	113,512,838	497,723,255	101,543,860
Units issued	7,778,726	2,938,607	11,081,057	157,592,634	55,251,175
Units redeemed	(12,023,378)	(3,121,711)	(15,465,635)	(29,508,152)	(61,748,013)
Ending units	170,804,741	19,162,320	109,128,260	625,807,737	95,047,022

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		VALIC
	VALIC	Company II	VALIC	VALIC	VALIC
	Company II	International	Company II	Company II	Company II
	High Yield	Opportunities	Large Cap	Mid Cap	Mid Cap Value
	Bond Fund	Fund	Value Fund	Growth Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$25,056,644	$5,271,802	$2,140,842	$-	$3,660,072
Mortality and expense risk and administrative charges	(4,990,449)	(5,216,873)	(1,702,299)	(1,831,507)	(6,607,998)
Reimbursements of expenses	1,294,909	1,361,074	424,190	514,313	1,728,216
Net investment income (loss)	21,361,104	1,416,003	862,733	(1,317,194)	(1,219,710)
Net realized gain (loss)	(235,877)	26,565,510	10,367,169	2,622,672	10,625,969
Capital gain distribution from mutual funds	-	20,559,662	14,369,113	7,288,393	126,447,588
Change in unrealized appreciation (depreciation) of investments	44,866,371	71,596,842	14,108,975	46,943,105	39,426,996
Increase (decrease) in net assets from operations	65,991,598	120,138,017	39,707,990	55,536,976	175,280,843
From contract transactions:
Payments received from contract owners	31,296,691	32,026,687	10,139,910	16,820,692	32,814,516
Payments for contract benefits or terminations	(54,552,702)	(54,067,700)	(18,723,932)	(8,395,675)	(71,707,488)
Transfers between sub-accounts (including fixed account), net	20,201,136	(19,634,697)	(386,110)	(13,708,171)	(2,690,288)
Contract maintenance charges	(269,121)	(185,680)	(196,045)	(63,596)	(344,367)
Adjustments to net assets allocated to contracts in payout period	107	1,310	861	31	20
Increase (decrease) in net assets from contract transactions	(3,323,889)	(41,860,080)	(9,165,316)	(5,346,719)	(41,927,607)
Increase (decrease) in net assets	62,667,709	78,277,937	30,542,674	50,190,257	133,353,236
Net assets at beginning of period	437,180,562	500,316,490	156,170,477	176,632,948	617,783,072
Net assets at end of period	$499,848,271	$578,594,427	$186,713,151	$226,823,205	$751,136,308
Beginning units	159,619,662	201,525,007	49,226,087	75,450,644	113,038,656
Units issued	40,926,936	6,230,583	3,480,653	9,545,089	3,654,951
Units redeemed	(41,233,448)	(21,017,818)	(4,918,270)	(11,659,559)	(10,361,803)
Ending units	159,313,150	186,737,772	47,788,470	73,336,174	106,331,804
For the Year Ended December 31, 2018
From operations:
Dividends	$26,148,793	$5,322,421	$2,227,722	$191,275	$3,410,753
Mortality and expense risk and administrative charges	(4,525,163)	(6,255,074)	(1,854,756)	(1,539,542)	(7,810,312)
Reimbursements of expenses	1,170,635	1,625,276	477,866	414,574	2,046,775
Net investment income (loss)	22,794,265	692,623	850,832	(933,693)	(2,352,784)
Net realized gain (loss)	1,864,321	63,627,253	18,947,573	3,325,486	47,948,943
Capital gain distribution from mutual funds	-	-	6,227,529	22,765,280	62,161,557
Change in unrealized appreciation (depreciation) of investments	(42,283,810)	(175,755,483)	(44,824,173)	(44,966,866)	(225,950,669)
Increase (decrease) in net assets from operations	(17,625,224)	(111,435,607)	(18,798,239)	(19,809,793)	(118,192,953)
From contract transactions:
Payments received from contract owners	28,547,789	47,776,134	10,792,600	37,252,948	43,459,240
Payments for contract benefits or terminations	(52,278,091)	(54,335,071)	(21,487,112)	(9,055,091)	(75,943,278)
Transfers between sub-accounts (including fixed account), net	(17,128,123)	(65,760,766)	(17,653,140)	31,706,137	(107,633,948)
Contract maintenance charges	(239,085)	(189,710)	(159,819)	(46,830)	(345,539)
Adjustments to net assets allocated to contracts in payout period	174	316	-	(645)	(117)
Increase (decrease) in net assets from contract transactions	(41,097,336)	(72,509,097)	(28,507,471)	59,856,519	(140,463,642)
Increase (decrease) in net assets	(58,722,560)	(183,944,704)	(47,305,710)	40,046,726	(258,656,595)
Net assets at beginning of period	495,903,122	684,261,194	203,476,187	136,586,222	876,439,667
Net assets at end of period	$437,180,562	$500,316,490	$156,170,477	$176,632,948	$617,783,072
Beginning units	173,436,602	225,444,336	57,219,062	54,538,747	134,638,078
Units issued	14,092,863	20,837,463	980,174	26,503,717	4,595,909
Units redeemed	(27,909,803)	(44,756,792)	(8,973,149)	(5,591,820)	(26,195,331)
Ending units	159,619,662	201,525,007	49,226,087	75,450,644	113,038,656

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC				VALIC
	Company II	VALIC	VALIC	VALIC	Company II
	Moderate	Company II	Company II	Company II	U.S. Socially
	Growth	Small Cap	Small Cap	Strategic Bond	Responsible
	Lifestyle Fund	Growth Fund	Value Fund	Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$19,473,367	$-	$4,929,416	$23,851,413	$10,152,910
Mortality and expense risk and administrative charges	(9,106,914)	(1,604,504)	(3,063,927)	(6,052,520)	(6,762,297)
Reimbursements of expenses	2,334,517	425,310	803,953	1,617,739	1,749,581
Net investment income (loss)	12,700,970	(1,179,194)	2,669,442	19,416,632	5,140,194
Net realized gain (loss)	9,809,265	5,339,895	(10,768,040)	4,521,308	41,830,463
Capital gain distribution from mutual funds	64,354,946	39,377,473	49,156,505	-	51,267,611
Change in unrealized appreciation (depreciation) of investments	79,702,067	7,851,663	15,182,565	42,092,205	88,112,547
Increase (decrease) in net assets from operations	166,567,248	51,389,837	56,240,472	66,030,145	186,350,815
From contract transactions:
Payments received from contract owners	125,696,442	10,369,966	15,976,352	57,548,591	42,853,375
Payments for contract benefits or terminations	(110,383,434)	(13,547,129)	(34,581,312)	(55,591,176)	(82,728,888)
Transfers between sub-accounts (including fixed account), net	(17,194,753)	(11,835,001)	(37,194,651)	(5,376,685)	(23,347,250)
Contract maintenance charges	(713,153)	(70,351)	(124,493)	(932,925)	(440,853)
Adjustments to net assets allocated to contracts in payout period	378	(843)	(1,373)	(5,095)	766
Increase (decrease) in net assets from contract transactions	(2,594,520)	(15,083,358)	(55,925,477)	(4,357,290)	(63,662,850)
Increase (decrease) in net assets	163,972,728	36,306,479	314,995	61,672,855	122,687,965
Net assets at beginning of period	853,639,488	143,333,664	323,563,038	604,319,072	627,053,917
Net assets at end of period	$1,017,612,216	$179,640,143	$323,878,033	$665,991,927	$749,741,882
Beginning units	273,159,524	38,452,313	86,223,508	211,254,188	205,040,616
Units issued	18,414,570	4,081,080	2,777,814	36,520,965	2,163,572
Units redeemed	(19,536,550)	(7,295,015)	(15,719,235)	(38,019,279)	(21,382,797)
Ending units	272,037,544	35,238,378	73,282,087	209,755,874	185,821,391
For the Year Ended December 31, 2018
From operations:
Dividends	$14,507,206	$-	$3,280,775	$21,865,620	$11,884,157
Mortality and expense risk and administrative charges	(9,045,211)	(1,447,302)	(3,912,426)	(5,784,701)	(7,201,461)
Reimbursements of expenses	2,319,605	379,529	1,028,030	1,510,885	1,866,591
Net investment income (loss)	7,781,600	(1,067,773)	396,379	17,591,804	6,549,287
Net realized gain (loss)	11,340,620	8,442,800	13,224,888	8,779,019	81,001,742
Capital gain distribution from mutual funds	20,153,485	4,746,277	28,691,869	-	13,565,278
Change in unrealized appreciation (depreciation) of investments	(110,405,014)	(24,153,386)	(104,304,867)	(52,448,926)	(136,105,456)
Increase (decrease) in net assets from operations	(71,129,309)	(12,032,082)	(61,991,731)	(26,078,103)	(34,989,149)
From contract transactions:
Payments received from contract owners	121,919,832	14,190,574	20,330,584	50,728,104	44,319,028
Payments for contract benefits or terminations	(97,052,616)	(11,764,604)	(42,910,713)	(57,036,402)	(84,762,498)
Transfers between sub-accounts (including fixed account), net	(26,674,750)	26,910,335	(24,947,124)	24,933,451	(76,557,282)
Contract maintenance charges	(661,892)	(81,863)	(137,192)	(881,695)	(460,846)
Adjustments to net assets allocated to contracts in payout period	1,569	(936)	(2,676)	(5,336)	(299)
Increase (decrease) in net assets from contract transactions	(2,467,857)	29,253,506	(47,667,121)	17,738,122	(117,461,897)
Increase (decrease) in net assets	(73,597,166)	17,221,424	(109,658,852)	(8,339,981)	(152,451,046)
Net assets at beginning of period	927,236,654	126,112,240	433,221,890	612,659,053	779,504,963
Net assets at end of period	$853,639,488	$143,333,664	$323,563,038	$604,319,072	$627,053,917
Beginning units	273,875,279	32,109,839	96,767,255	206,604,694	239,129,520
Units issued	17,100,121	14,548,144	8,841,563	25,862,157	3,565,628
Units redeemed	(17,815,876)	(8,205,670)	(19,385,310)	(21,212,663)	(37,654,532)
Ending units	273,159,524	38,452,313	86,223,508	211,254,188	205,040,616

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard		Vanguard	Vanguard
	LifeStrategy	Vanguard	LifeStrategy	Long-Term	Vanguard
	Conservative	LifeStrategy	Moderate	Investment-	Long-Term
	Growth Fund	Growth Fund	Growth Fund	Grade Fund	Treasury Fund
	Investor	Investor	Investor	Investor	Investor
	Shares	Shares	Shares	Shares	Shares
For the Year Ended December 31, 2019
From operations:
Dividends	$2,628,954	$6,338,764	$6,647,842	$11,420,574	$5,383,002
Mortality and expense risk and administrative charges	(1,184,204)	(3,115,142)	(3,139,735)	(3,663,218)	(2,475,898)
Reimbursements of expenses	-	-	-	753,745	514,889
Net investment income (loss)	1,444,750	3,223,622	3,508,107	8,511,101	3,421,993
Net realized gain (loss)	1,406,742	9,608,628	7,998,626	2,579,826	1,788,729
Capital gain distribution from mutual funds	43,061	53,730	172,043	4,522,586	578,558
Change in unrealized appreciation (depreciation) of investments	9,844,461	36,460,759	30,095,802	36,334,806	18,888,845
Increase (decrease) in net assets from operations	12,739,014	49,346,739	41,774,578	51,948,319	24,678,125
From contract transactions:
Payments received from contract owners	10,834,856	28,905,864	30,597,515	15,146,526	8,662,234
Payments for contract benefits or terminations	(12,341,517)	(23,371,399)	(29,516,556)	(34,323,614)	(21,353,959)
Transfers between sub-accounts (including fixed account), net	6,378,380	(7,419,617)	(1,167,673)	97,021,784	5,313,326
Contract maintenance charges	(45,354)	(108,336)	(160,201)	(284,302)	(173,084)
Adjustments to net assets allocated to contracts in payout period	489	164	66	156	356
Increase (decrease) in net assets from contract transactions	4,826,854	(1,993,324)	(246,849)	77,560,550	(7,551,127)
Increase (decrease) in net assets	17,565,868	47,353,415	41,527,729	129,508,869	17,126,998
Net assets at beginning of period	88,193,095	230,105,943	233,716,151	213,663,752	193,883,284
Net assets at end of period	$105,758,963	$277,459,358	$275,243,880	$343,172,621	$211,010,282
Beginning units	41,125,525	94,046,683	99,419,127	60,322,265	56,477,321
Units issued	6,617,257	6,093,923	6,704,018	30,990,304	5,827,071
Units redeemed	(4,585,704)	(6,855,472)	(6,764,488)	(9,586,786)	(7,924,212)
Ending units	43,157,078	93,285,134	99,358,657	81,725,783	54,380,180
For the Year Ended December 31, 2018
From operations:
Dividends	$2,343,716	$5,694,440	$6,057,187	$10,556,429	$5,730,477
Mortality and expense risk and administrative charges	(1,127,166)	(3,062,003)	(3,092,702)	(3,048,206)	(2,413,141)
Reimbursements of expenses	-	-	-	630,901	501,976
Net investment income (loss)	1,216,550	2,632,437	2,964,485	8,139,124	3,819,312
Net realized gain (loss)	1,695,951	9,051,109	11,184,048	(6,585,268)	(1,331,648)
Capital gain distribution from mutual funds	950,793	4,000,321	3,311,838	957,586	-
Change in unrealized appreciation (depreciation) of investments	(7,702,326)	(35,710,884)	(32,762,125)	(22,357,108)	(9,443,974)
Increase (decrease) in net assets from operations	(3,839,032)	(20,027,017)	(15,301,754)	(19,845,666)	(6,956,310)
From contract transactions:
Payments received from contract owners	10,738,776	27,207,670	32,760,851	12,004,271	8,488,008
Payments for contract benefits or terminations	(11,333,179)	(21,635,825)	(30,029,168)	(27,645,347)	(21,733,809)
Transfers between sub-accounts (including fixed account), net	835,548	(5,482,245)	(8,700,629)	(40,833,789)	(8,368,760)
Contract maintenance charges	(40,796)	(102,509)	(145,557)	(232,475)	(171,906)
Adjustments to net assets allocated to contracts in payout period	486	(811)	50	172	1,243
Increase (decrease) in net assets from contract transactions	200,835	(13,720)	(6,114,453)	(56,707,168)	(21,785,224)
Increase (decrease) in net assets	(3,638,197)	(20,040,737)	(21,416,207)	(76,552,834)	(28,741,534)
Net assets at beginning of period	91,831,292	250,146,680	255,132,358	290,216,586	222,624,818
Net assets at end of period	$88,193,095	$230,105,943	$233,716,151	$213,663,752	$193,883,284
Beginning units	41,049,609	94,056,973	101,919,583	76,473,321	62,988,883
Units issued	4,959,237	6,609,538	8,360,037	7,059,677	2,607,540
Units redeemed	(4,883,321)	(6,619,828)	(10,860,493)	(23,210,733)	(9,119,102)
Ending units	41,125,525	94,046,683	99,419,127	60,322,265	56,477,321

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard	Vanguard
	Wellington	Windsor II
	Fund Investor	Fund Investor
	Shares	Shares
For the Year Ended December 31, 2019
From operations:
Dividends	$50,576,985	$34,430,868
Mortality and expense risk and administrative charges	(22,740,530)	(19,360,653)
Net investment income (loss)	27,836,455	15,070,215
Net realized gain (loss)	58,739,245	79,483,858
Capital gain distribution from mutual funds	41,912,405	126,461,920
Change in unrealized appreciation (depreciation) of investments	234,405,252	169,953,252
Increase (decrease) in net assets from operations	362,893,357	390,969,245
From contract transactions:
Payments received from contract owners	112,834,613	58,165,282
Payments for contract benefits or terminations	(203,778,628)	(154,068,180)
Transfers between sub-accounts (including fixed account), net	(23,439,896)	(38,730,382)
Contract maintenance charges	(789,085)	(637,998)
Adjustments to net assets allocated to contracts in payout period	(823,302)	(14,240)
Increase (decrease) in net assets from contract transactions	(115,996,298)	(135,285,518)
Increase (decrease) in net assets	246,897,059	255,683,727
Net assets at beginning of period	1,769,540,521	1,473,470,129
Net assets at end of period	$2,016,437,580	$1,729,153,856
Beginning units	400,037,303	361,271,823
Units issued	8,362,996	1,637,673
Units redeemed	(30,084,648)	(29,541,366)
Ending units	378,315,651	333,368,130
For the Year Ended December 31, 2018
From operations:
Dividends	$50,913,844	$35,682,603
Mortality and expense risk and administrative charges	(22,961,104)	(20,603,310)
Net investment income (loss)	27,952,740	15,079,293
Net realized gain (loss)	74,862,085	103,531,983
Capital gain distribution from mutual funds	107,297,621	117,451,854
Change in unrealized appreciation (depreciation) of investments	(295,320,036)	(392,292,719)
Increase (decrease) in net assets from operations	(85,207,590)	(156,229,589)
From contract transactions:
Payments received from contract owners	115,809,614	61,692,565
Payments for contract benefits or terminations	(199,664,254)	(156,341,515)
Transfers between sub-accounts (including fixed account), net	(47,740,962)	(73,660,993)
Contract maintenance charges	(795,691)	(650,967)
Adjustments to net assets allocated to contracts in payout period	(1,371,622)	(7,730)
Increase (decrease) in net assets from contract transactions	(133,762,915)	(168,968,640)
Increase (decrease) in net assets	(218,970,505)	(325,198,229)
Net assets at beginning of period	1,988,511,026	1,798,668,358
Net assets at end of period	$1,769,540,521	$1,473,470,129
Beginning units	426,658,543	397,426,878
Units issued	13,263,495	2,768,011
Units redeemed	(39,884,735)	(38,923,066)
Ending units	400,037,303	361,271,823

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.Organization

The Variable Annuity Life Insurance Company Separate Account A (the Separate Account) is a segregated investment account established by The Variable Annuity Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Equity Director	Polaris Platinum Elite
Group Fixed and Variable Annuity (GTS-VA)	Portfolio Director
Group Unit Purchase (GUP)	Portfolio Director Freedom Advisor
IMPACT	Portfolio Director Plus
Independence Plus	Potentia
Polaris Choice Elite

The Separate Account contracts are sold primarily through the Company's captive sales force. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company; however, all commissions are paid by the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub- account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open- ended management investment companies and the names below them are the names of the sub- accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2019 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Beacon Funds (American Beacon)
American Beacon Bridgeway Large Cap Growth Fund Investor Class(b)	American Beacon Holland Large Cap Growth Fund Investor Class(b)
Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA Wellington Growth Portfolio Class 3(d)
AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 3(e)
AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 3
AST SA Wellington Government and Quality Bond Portfolio Class 3
Ariel Investment Trust (Ariel)
Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class
Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2(f)	FTVIP Templeton Global Asset Allocation Fund(g)
FTVIP Franklin Income VIP Fund Class 2
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Service Class
Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Growth and Income Fund Series II

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Lord Abbett Series Fund, Inc. (Lord Abbett)

Lord Abbett Growth and Income Portfolio Class VC

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)

Neuberger Berman AMT Guardian Trust Class(g)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO Total Return Portfolio Advisor Class(g)	PIMCO Total Return Portfolio Institutional Class(g)
Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3(i)
SAST SA Boston Company Capital Growth Portfolio Class 3(m)	SAST SA Large Cap Index Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3(i)
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3(i)	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(g)	SAST SA MFS Telecom Utility Portfolio Class 3(n)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3(g)	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1(g)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3(g)	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Global Index Allocation 60-40 Portfolio Class 3(i)	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 75-25 Portfolio Class 3(i)	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 90-10 Portfolio Class 3(i)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 3
SAST SA Index Allocation 60-40 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 80-20 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 90-10 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 3(j)
SAST SA Invesco VCP Equity-Income Portfolio Class 3
T. Rowe Price Retirement Funds, Inc. (T. Rowe Price)
T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2040 Advisor Class
T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2045 Advisor Class
T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2050 Advisor Class
T Rowe Price Retirement 2030 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2060 Advisor Class

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I(c)
VALIC Company I Asset Allocation Fund	VALIC Company I International Growth Fund
VALIC Company I Blue Chip Growth Fund	VALIC Company I International Socially Responsible Fund(h)
VALIC Company I Capital Conservation Fund	VALIC Company I International Value Fund
VALIC Company I Core Equity Fund	VALIC Company I Large Cap Core Fund
VALIC Company I Dividend Value Fund	VALIC Company I Large Capital Growth Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Mid Cap Strategic Growth Fund
VALIC Company I Global Real Estate Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Strategy Fund	VALIC Company I Science & Technology Fund
VALIC Company I Government Money Market I Fund	VALIC Company I Small Cap Aggressive Growth Fund
VALIC Company I Government Securities Fund	VALIC Company I Small Cap Fund
VALIC Company I Growth & Income Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Growth Fund	VALIC Company I Small Cap Special Values Fund
VALIC Company I Health Sciences Fund	VALIC Company I Small Mid Growth Fund
VALIC Company I Inflation Protected Fund	VALIC Company I Stock Index Fund
VALIC Company I International Equities Index Fund	VALIC Company I Systematic Value Fund(k)
VALIC Company I International Government Bond Fund	VALIC Company I Value Fund
VALIC Company II(c)
VALIC Company II Aggressive Growth Lifestyle Fund	VALIC Company II Mid Cap Growth Fund
VALIC Company II Capital Appreciation Fund	VALIC Company II Mid Cap Value Fund
VALIC Company II Conservative Growth Lifestyle Fund	VALIC Company II Moderate Growth Lifestyle Fund
VALIC Company II Core Bond Fund	VALIC Company II Small Cap Growth Fund
VALIC Company II Government Money Market II Fund	VALIC Company II Small Cap Value Fund
VALIC Company II High Yield Bond Fund	VALIC Company II Strategic Bond Fund
VALIC Company II International Opportunities Fund	VALIC Company II U.S. Socially Responsible Fund(l)
VALIC Company II Large Cap Value Fund
The Vanguard Group, Inc. (Vanguard)
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares
Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard Wellington Fund Investor Shares
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
Vanguard Long-Term Investment-Grade Fund Investor Shares

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, SunAmerica Mutual Funds and SunAmerica Series Trust.

(b)The American Beacon Holland Large Cap Growth Fund, in operation for the periods January 1, 2016 to December 31, 2016 and January 1, 2017 to December 15, 2017 (cessation of operations) merged into the American Beacon Bridgeway Large Cap Growth Fund, in operation for the periods December 15, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2019.

(c)These are affiliated investment companies. The Company serves as the investment advisor to VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of the Company, serves as the transfer agent and accounting services agent to VALIC Company I, and VALIC Company II, Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as the administrator to all funds in the VALIC Company I and II series, the investment sub-advisor to certain underlying mutual funds of each VALIC Company I and II series, and is the investment adviser to the mutual funds in the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust.

(d)The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(e)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(f)Formerly FTVIP Franklin Founding Funds Allocation VIP Fund.

(g)Fund had no activity during the current year.

(h)Formerly VALIC Company I Global Social Awareness Fund.

(i)For the periods May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(j)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(k)Formerly VALIC Company I Broad Cap Value Fund.

(l)Formerly VALIC Company II Socially Responsible Fund.

(m)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(n)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2.Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

Participants are able to elect assumed interest rates between 3.00 and 6.00 percent in determining annuity payments for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

∙Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

∙Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2019 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2019, and respective hierarchy levels.

4.Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

Products	Separate Account Annual Charges
Equity Director	1.60%	- 2.10%
GTS-VA	0.85% on the first $10 million
	0.425% on the next $90 million
	0.21% on the excess over $100 million
GUP	1.00%
IMPACT	1.00%
Independence Plus	1.00%
Polaris Choice Elite	1.65%	- 1.90%
Polaris Platinum Elite	1.30%	- 1.55% prior to May 1, 2017
Polaris Platinum Elite	1.15%	- 1.55% after May 1, 2017
Portfolio Director	0.15%	- 1.25%
Portfolio Director Plus	0.00%
Potentia	1.45%

Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Products	Expense Limitations
GTS-VA	0.6966% on the first $25,434,267
0.50% on the next $74,565,733
0.25% on the excess over $100 million
GUP	1.4157% on the first $359,065,787
1.36% on the next $40,934,213
1.32% on the excess over $400 million

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A contract maintenance charge of $3.75 is assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge) by the Company on the last day of the calendar quarter in which the Company receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. The Company applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, the Company currently reimburses or credits certain sub-accounts a portion of the Company's mortality and expense risk charges. Such crediting arrangements are voluntary, and may be changed by the Company at any time. The reimbursements are included on the reimbursement of expenses line of the Statements of Operations and Changes in Net Assets.

The expense reimbursements are credited at the annual rate of 0.25 percent.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sales and Administrative Charge: Certain purchase payments to certain products are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payments received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: The charges for the GMWB riders are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

Annualized GMWB Charge for Contracts Issued:
GMWB Rider	Products	Before October 9, 2017		On or After October 9, 2017
Polaris Income Builder	Polaris Choice Elite	0.60% to 2.20%	for one covered person	0.60% to 2.20% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons		0.60% to 2.70% for two covered persons

Polaris Income Plus	Polaris Choice Elite	0.60% to 2.20%	for one covered person	0.60% to 2.50% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons		0.60% to 2.50% for two covered persons

Polaris Income Plus Daily	Polaris Choice Elite	0.60% to 2.20%	for one covered person	0.60% to 2.50% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons		0.60% to 2.50% for two covered persons

IncomeLock (1)	Portfolio Director	0.60% to 0.90%	for one covered person	Not applicable
	Equity Director	Not available for two covered persons

IncomeLock Plus (2)	Portfolio Director	0.60% to 2.20%	for one covered person	Not applicable
	Equity Director	0.60% to 2.70% for two covered persons

(1)IncomeLock was not available to contracts issued after July 2, 2012.

(2)IncomeLock Plus was not available to contracts issued after January 2, 2017.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.Purchases and Sales of Investments

For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Beacon Bridgeway Large Cap Growth Fund Investor Class	$8,225,283	$9,875,398
AST SA BlackRock Multi-Asset Income Portfolio Class 3	569,949	70,558
AST SA PGI Asset Allocation Portfolio Class 3	119,736	2,436
AST SA Wellington Capital Appreciation Portfolio Class 3	1,515,803	266,023
AST SA Wellington Government and Quality Bond Portfolio Class 3	1,032,596	259,841
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	623,776	52,698
Ariel Appreciation Fund Investor Class	31,506,214	45,123,434
Ariel Fund Investor Class	32,376,032	61,231,135
FTVIP Franklin Allocation VIP Fund Class 2	433,571	4,636
FTVIP Franklin Income VIP Fund Class 2	3,132,191	142,300
Goldman Sachs VIT Government Money Market Fund Service Class	973,084	490,505
Invesco V.I. American Franchise Fund Series II	538,660	5,481
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	6,848,423	7,866,577
Invesco V.I. Comstock Fund Series II	239,852	113,880
Invesco V.I. Growth and Income Fund Series II	254,304	191,476
Lord Abbett Growth and Income Portfolio Class VC	172,215	84,703
SST SA Allocation Balanced Portfolio Class 3	700,131	66,917
SST SA Allocation Growth Portfolio Class 3	1,380,311	286,112
SST SA Allocation Moderate Growth Portfolio Class 3	1,746,851	312,161
SST SA Allocation Moderate Portfolio Class 3	2,149,490	1,015,958
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	1,062,275	401,850
SST SA Wellington Real Return Portfolio Class 3	1,259,334	107,587
SAST SA AB Growth Portfolio Class 3	475,167	275,419
SAST SA AB Small & Mid Cap Value Portfolio Class 3	439,833	162,182
SAST SA American Funds Asset Allocation Portfolio Class 3	17,759,034	1,305,802
SAST SA American Funds Global Growth Portfolio Class 3	903,201	336,865
SAST SA American Funds Growth Portfolio Class 3	2,335,527	314,661
SAST SA American Funds Growth-Income Portfolio Class 3	1,048,648	149,893
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	11,567,977	2,685,673
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,436,232	1,870,624
SAST SA Columbia Technology Portfolio Class 3	956,495	199,313
SAST SA DFA Ultra Short Bond Portfolio Class 3	439,930	76,841
SAST SA Dogs of Wall Street Portfolio Class 3	673,754	261,715
SAST SA Emerging Markets Equity Index Portfolio Class 3	20,908	1,675
SAST SA Federated Corporate Bond Portfolio Class 3	1,737,623	369,610
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	76,786	20,117
SAST SA Fixed Income Index Portfolio Class 3	766,101	54,575
SAST SA Fixed Income Intermediate Index Portfolio Class 3	120,966	17,351
SAST SA Franklin Small Company Value Portfolio Class 3	167,316	46,591
SAST SA Global Index Allocation 60-40 Portfolio Class 3	850,772	17,023
SAST SA Global Index Allocation 75-25 Portfolio Class 3	1,268,590	54,130
SAST SA Global Index Allocation 90-10 Portfolio Class 3	4,156,664	65,863
SAST SA Goldman Sachs Global Bond Portfolio Class 3	693,897	204,604
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	895,185	15,426
SAST SA Index Allocation 60-40 Portfolio Class 3	2,968,458	293,632
SAST SA Index Allocation 80-20 Portfolio Class 3	3,233,156	402,168
SAST SA Index Allocation 90-10 Portfolio Class 3	6,820,213	902,554
SAST SA International Index Portfolio Class 3	90,981	7,127
SAST SA Invesco Growth Opportunities Portfolio Class 3	66,832	27,052
SAST SA Invesco VCP Equity-Income Portfolio Class 3	3,373,509	1,247,384
SAST SA Janus Focused Growth Portfolio Class 3	173,651	56,397
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	643,918	192,456
SAST SA JPMorgan Emerging Markets Portfolio Class 3	87,486	50,554
SAST SA JPMorgan Equity-Income Portfolio Class 3	189,682	197,563
SAST SA JPMorgan Global Equities Portfolio Class 3	23,332	45,516
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	1,178,713	353,236
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	148,419	40,429
SAST SA Large Cap Growth Index Portfolio Class 3	400,041	12,442
SAST SA Large Cap Index Portfolio Class 3	521,596	51,111
SAST SA Large Cap Value Index Portfolio Class 3	129,582	9,264
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	189,047	87,632
SAST SA Legg Mason Tactical Opportunities Class 3	254,414	10,431

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA MFS Blue Chip Growth Portfolio Class 3	$386,525	$107,858
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	253,897	182,502
SAST SA MFS Total Return Portfolio Class 3	377,066	55,993
SAST SA Mid Cap Index Portfolio Class 3	377,531	23,640
SAST SA Morgan Stanley International Equities Portfolio Class 3	195,192	79,497
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	192,384	111,801
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,676,481	1,590,486
SAST SA PineBridge High-Yield Bond Portfolio Class 3	723,514	92,625
SAST SA Putnam International Growth and Income Portfolio Class 3	13,156	27,673
SAST SA Schroders VCP Global Allocation Portfolio Class 3	2,383,599	903,592
SAST SA Small Cap Index Portfolio Class 3	232,289	19,951
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,034,835	144,325
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	6,869,695	2,098,586
SAST SA Templeton Foreign Value Portfolio Class 3	94,782	48,827
SAST SA VCP Dynamic Allocation Portfolio Class 3	8,462,261	4,064,041
SAST SA VCP Dynamic Strategy Portfolio Class 3	6,022,368	3,066,170
SAST SA VCP Index Allocation Portfolio Class 3	7,832,180	897,127
SAST SA WellsCap Aggressive Growth Portfolio Class 3	192,908	25,354
T Rowe Price Retirement 2015 Advisor Class	4,925,037	2,516,648
T Rowe Price Retirement 2020 Advisor Class	13,116,305	6,477,740
T Rowe Price Retirement 2025 Advisor Class	14,674,574	3,344,187
T Rowe Price Retirement 2030 Advisor Class	15,397,378	3,251,454
T Rowe Price Retirement 2035 Advisor Class	9,267,884	1,883,512
T Rowe Price Retirement 2040 Advisor Class	9,709,266	1,777,732
T Rowe Price Retirement 2045 Advisor Class	8,793,913	950,062
T Rowe Price Retirement 2050 Advisor Class	6,852,558	936,247
T Rowe Price Retirement 2055 Advisor Class	3,830,735	424,722
T Rowe Price Retirement 2060 Advisor Class	2,938,701	261,641
VALIC Company I Asset Allocation Fund	24,943,852	23,315,988
VALIC Company I Blue Chip Growth Fund	117,482,635	65,198,073
VALIC Company I Capital Conservation Fund	40,060,309	52,613,634
VALIC Company I Core Equity Fund	35,347,026	28,211,244
VALIC Company I Dividend Value Fund	368,007,241	156,893,162
VALIC Company I Dynamic Allocation Fund	17,023,952	53,015,775
VALIC Company I Emerging Economies Fund	165,395,808	158,956,976
VALIC Company I Global Real Estate Fund	133,127,789	58,523,440
VALIC Company I Global Strategy Fund	38,753,895	42,782,168
VALIC Company I Government Money Market I Fund	126,866,819	158,855,848
VALIC Company I Government Securities Fund	20,488,408	23,818,571
VALIC Company I Growth & Income Fund	37,604,896	36,318,732
VALIC Company I Growth Fund	359,444,288	345,877,174
VALIC Company I Health Sciences Fund	78,774,237	93,155,596
VALIC Company I Inflation Protected Fund	125,186,666	150,966,466
VALIC Company I International Equities Index Fund	278,735,847	186,528,455
VALIC Company I International Government Bond Fund	28,969,920	50,622,530
VALIC Company I International Growth Fund	124,598,827	56,916,925
VALIC Company I International Socially Responsible Fund	13,055,278	35,628,908
VALIC Company I International Value Fund	50,772,707	83,736,964
VALIC Company I Large Cap Core Fund	15,732,810	18,280,949
VALIC Company I Large Capital Growth Fund	41,913,362	39,851,506
VALIC Company I Mid Cap Index Fund	615,847,139	496,253,200
VALIC Company I Mid Cap Strategic Growth Fund	32,758,643	25,460,362
VALIC Company I Nasdaq-100 Index Fund	28,967,184	38,470,687
VALIC Company I Science & Technology Fund	264,927,113	131,583,188
VALIC Company I Small Cap Aggressive Growth Fund	39,567,555	29,243,960
VALIC Company I Small Cap Fund	28,653,668	36,820,662
VALIC Company I Small Cap Index Fund	195,127,107	276,190,731
VALIC Company I Small Cap Special Values Fund	34,250,315	28,358,913
VALIC Company I Small Mid Growth Fund	18,403,170	13,994,866
VALIC Company I Stock Index Fund	304,830,657	693,749,266
VALIC Company I Systematic Value Fund	7,086,529	7,243,881
VALIC Company I Value Fund	4,021,708	10,414,416
VALIC Company II Aggressive Growth Lifestyle Fund	82,781,702	57,158,274
VALIC Company II Capital Appreciation Fund	14,050,225	10,260,135
VALIC Company II Conservative Growth Lifestyle Fund	47,665,511	35,569,408
VALIC Company II Core Bond Fund	443,270,937	498,696,759
VALIC Company II Government Money Market II Fund	41,302,193	42,289,583
VALIC Company II High Yield Bond Fund	148,978,680	130,947,110

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
VALIC Company II International Opportunities Fund	$38,230,707	$58,120,505
VALIC Company II Large Cap Value Fund	25,119,540	19,055,424
VALIC Company II Mid Cap Growth Fund	36,403,794	35,780,722
VALIC Company II Mid Cap Value Fund	156,513,214	73,218,758
VALIC Company II Moderate Growth Lifestyle Fund	149,336,694	74,884,539
VALIC Company II Small Cap Growth Fund	58,528,384	35,417,624
VALIC Company II Small Cap Value Fund	62,204,848	66,308,836
VALIC Company II Strategic Bond Fund	143,340,642	128,291,206
VALIC Company II U.S. Socially Responsible Fund	68,534,858	75,799,063
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	17,669,994	11,356,200
Vanguard LifeStrategy Growth Fund Investor Shares	23,045,002	21,762,751
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	24,334,179	20,902,429
Vanguard Long-Term Investment-Grade Fund Investor Shares	132,490,129	41,887,445
Vanguard Long-Term Treasury Fund Investor Shares	26,198,367	29,752,702
Vanguard Wellington Fund Investor Shares	119,065,113	165,381,913
Vanguard Windsor II Fund Investor Shares	168,521,212	162,272,736

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2019, follows:

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	54,236,421	1.19	1.22	65,592,956	0.00	0.40	1.85	26.81	29.54
AST SA BlackRock Multi-Asset Income Portfolio Class 3	126,755	12.40	12.73	1,603,100	0.00	1.15	1.55	11.74	12.18
AST SA PGI Asset Allocation Portfolio Class 3	7,778	20.48	21.03	162,330	3.72	1.15	1.30	18.66	18.83
AST SA Wellington Capital Appreciation Portfolio Class 3	65,939	36.21	40.21	2,573,340	0.00	1.15	1.90	28.38	29.34
AST SA Wellington Government and Quality Bond Portfolio Class 3	274,099	12.03	13.27	3,544,138	2.42	1.15	1.90	5.04	5.83
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	108,020	12.03	12.19	1,310,975	0.00	1.15	1.55	17.05	17.52
Ariel Appreciation Fund Investor Class	71,845,502	1.93	2.33	282,705,849	0.96	0.40	1.85	22.31	24.10
Ariel Fund Investor Class	92,770,396	2.00	2.23	382,104,514	0.87	0.40	1.85	22.39	24.17
FTVIP Franklin Allocation VIP Fund Class 2	29,436	14.93	15.64	439,694	0.17	1.15	1.55	18.02	18.49
FTVIP Franklin Income VIP Fund Class 2	233,941	15.92	16.89	4,008,102	6.50	1.15	1.65	14.16	14.73
Goldman Sachs VIT Government Money Market Fund Service Class	78,636	9.82	9.96	781,077	1.92	1.15	1.55	0.31	0.71
Invesco V.I. American Franchise Fund Series II	18,066	29.33	30.94	553,458	0.00	1.15	1.55	34.33	34.87
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	232,675,521	0.56	0.64	141,193,352	0.91	0.40	1.85	2.55	4.05
Invesco V.I. Comstock Fund Series II	59,621	19.24	21.21	1,215,833	1.74	1.15	1.90	22.59	23.51
Invesco V.I. Growth and Income Fund Series II	67,847	19.21	20.65	1,382,771	1.65	1.30	1.90	22.50	23.24
Lord Abbett Growth and Income Portfolio Class VC	15,498	17.75	18.77	300,054	1.96	1.15	1.55	20.61	21.09
SST SA Allocation Balanced Portfolio Class 3	130,238	16.63	17.55	2,222,298	1.86	1.15	1.55	14.24	14.70
SST SA Allocation Growth Portfolio Class 3	242,140	18.94	20.03	4,773,276	0.01	1.15	1.55	21.60	22.09
SST SA Allocation Moderate Growth Portfolio Class 3	240,684	17.36	18.62	4,344,290	1.67	1.15	1.65	18.63	19.23
SST SA Allocation Moderate Portfolio Class 3	255,905	17.38	18.37	4,551,478	1.70	1.15	1.55	16.92	17.39
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	158,590	12.85	13.02	2,062,135	1.38	1.15	1.55	17.96	18.44
SST SA Wellington Real Return Portfolio Class 3	239,106	11.13	12.19	2,857,482	0.38	1.15	1.90	3.55	4.33
SAST SA AB Growth Portfolio Class 3	52,961	31.70	35.13	1,802,080	0.00	1.15	1.90	32.01	33.01
SAST SA AB Small & Mid Cap Value Portfolio Class 3	49,557	22.01	24.27	1,168,093	0.00	1.15	1.90	17.47	18.35
SAST SA American Funds Asset Allocation Portfolio Class 3	2,188,805	19.44	20.77	44,732,136	1.95	1.15	1.65	18.93	19.53
SAST SA American Funds Global Growth Portfolio Class 3	99,238	23.55	25.99	2,486,755	0.91	1.15	1.90	32.39	33.39
SAST SA American Funds Growth Portfolio Class 3	181,574	25.90	28.54	5,014,053	0.00	1.15	1.90	27.94	28.90
SAST SA American Funds Growth-Income Portfolio Class 3	204,012	23.20	24.77	4,897,859	0.00	1.15	1.65	23.69	24.31
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,094,908	15.02	15.56	63,190,903	0.28	1.15	1.65	16.55	17.13
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,591,951	12.05	12.29	31,712,630	0.86	1.15	1.65	13.79	14.36
SAST SA Columbia Technology Portfolio Class 3	37,853	36.42	38.38	1,427,154	0.00	1.15	1.55	52.72	53.33
SAST SA DFA Ultra Short Bond Portfolio Class 3	128,938	8.58	9.18	1,169,032	1.86	1.15	1.65	0.32	0.83
SAST SA Dogs of Wall Street Portfolio Class 3	85,765	29.16	32.08	2,675,453	2.54	1.15	1.90	22.16	23.08
SAST SA Emerging Markets Equity Index Portfolio Class 3	2,188		9.91	21,685	0.00		1.55		16.56
SAST SA Federated Corporate Bond Portfolio Class 3	246,195	17.83	19.69	4,723,429	5.55	1.15	1.90	12.44	13.28
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,944	14.63	15.03	162,907	2.53	1.30	1.55	24.03	24.34
SAST SA Fixed Income Index Portfolio Class 3	135,790	10.47	10.56	1,431,324	0.20	1.15	1.55	7.13	7.56
SAST SA Fixed Income Intermediate Index Portfolio Class 3	29,759	10.22	10.31	305,978	0.16	1.15	1.55	4.35	4.77
SAST SA Franklin Small Company Value Portfolio Class 3	24,604	19.56	21.56	511,547	0.78	1.15	1.90	23.81	24.74
SAST SA Global Index Allocation 60-40 Portfolio Class 3	97,722	10.82	10.89	1,062,585	0.00	1.15	1.55	16.06	16.52
SAST SA Global Index Allocation 75-25 Portfolio Class 3	161,157	10.83	10.90	1,752,595	0.00	1.15	1.55	18.53	19.00
SAST SA Global Index Allocation 90-10 Portfolio Class 3	495,267	10.82	10.89	5,387,380	0.00	1.15	1.55	21.11	21.59
SAST SA Goldman Sachs Global Bond Portfolio Class 3	178,347	11.90	13.12	2,285,519	0.00	1.15	1.90	4.60	5.39
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	98,344	10.84	10.94	1,072,638	3.11	1.15	1.55	16.99	17.46
SAST SA Index Allocation 60-40 Portfolio Class 3	426,910	12.09	12.23	5,213,149	0.00	1.15	1.55	17.73	18.20
SAST SA Index Allocation 80-20 Portfolio Class 3	796,622	12.59	12.74	10,117,240	0.00	1.15	1.55	21.75	22.23
SAST SA Index Allocation 90-10 Portfolio Class 3	2,672,142	12.85	13.00	34,642,920	0.00	1.15	1.55	23.60	24.10
SAST SA International Index Portfolio Class 3	19,163	10.38	10.44	199,617	0.10	1.30	1.55	18.99	19.29
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,776	25.64	27.04	176,156	0.00	1.15	1.55	26.71	27.22
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,740,968	13.46	13.83	23,871,143	1.55	1.15	1.55	15.16	15.62
SAST SA Janus Focused Growth Portfolio Class 3	21,235	25.35	28.04	576,852	0.00	1.15	1.90	33.39	34.40
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	112,789	18.97	19.95	2,214,964	2.20	1.15	1.55	16.89	17.36
SAST SA JPMorgan Emerging Markets Portfolio Class 3	35,962	12.09	13.37	463,158	2.92	1.15	1.90	18.53	19.42
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,931	22.06	24.43	1,471,036	2.38	1.15	1.90	24.45	25.39
SAST SA JPMorgan Global Equities Portfolio Class 3	1,591	15.67	16.63	26,293	0.16	1.15	1.55	17.74	18.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	325,865	14.00	15.51	4,893,440	2.86	1.15	1.90	6.98	7.79
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	12,526	31.15	33.26	402,493	0.00	1.15	1.65	36.97	37.66

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Large Cap Growth Index Portfolio Class 3	35,266	12.28	12.36	435,373	0.02	1.15	1.55	28.39	28.91
SAST SA Large Cap Index Portfolio Class 3	53,213	12.61	12.72	674,069	0.02	1.15	1.55	28.61	29.12
SAST SA Large Cap Value Index Portfolio Class 3	12,110	11.99	12.07	145,892	0.05	1.15	1.55	29.22	29.74
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	47,439	19.97	21.45	1,003,722	1.96	1.30	1.90	23.03	23.77
SAST SA Legg Mason Tactical Opportunities Class 3	34,644	11.08	11.18	386,488	2.02	1.15	1.55	16.47	16.94
SAST SA MFS Blue Chip Growth Portfolio Class 3	40,610	24.03	26.71	1,045,384	0.42	1.15	1.90	29.39	30.36
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	57,678	24.51	27.12	1,507,785	0.68	1.15	1.90	29.03	30.00
SAST SA MFS Total Return Portfolio Class 3	70,234	18.12	19.10	1,312,029	2.42	1.15	1.55	18.21	18.68
SAST SA Mid Cap Index Portfolio Class 3	53,774	11.17	11.27	604,165	0.00	1.15	1.55	23.27	23.76
SAST SA Morgan Stanley International Equities Portfolio Class 3	72,409	11.44	12.66	882,044	2.50	1.15	1.90	17.93	18.82
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	50,924	21.82	24.13	1,186,221	1.04	1.15	1.90	29.10	30.07
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,998,682	13.68	14.14	28,018,623	0.00	1.15	1.65	16.82	17.40
SAST SA PineBridge High-Yield Bond Portfolio Class 3	78,265	16.05	17.85	1,356,131	8.99	1.15	1.90	12.31	13.15
SAST SA Putnam International Growth and Income Portfolio Class 3	9,441	9.80	10.24	95,700	2.01	1.30	1.65	18.07	18.48
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,466,446	12.64	12.84	18,737,065	1.43	1.15	1.55	17.09	17.56
SAST SA Small Cap Index Portfolio Class 3	42,366	10.79	10.89	459,321	0.00	1.15	1.55	22.59	23.08
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	147,229	11.68	11.78	1,731,843	1.20	1.15	1.55	22.35	22.84
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,483,361	13.57	13.84	34,203,578	1.49	1.15	1.65	20.27	20.88
SAST SA Templeton Foreign Value Portfolio Class 3	60,833	10.43	11.50	673,040	0.09	1.15	1.90	9.79	10.62
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,939,157	14.95	15.87	77,580,650	0.00	1.15	1.90	18.13	19.02
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,280,853	14.55	15.40	65,253,071	0.00	1.15	1.90	17.16	18.04
SAST SA VCP Index Allocation Portfolio Class 3	1,474,484	11.46	11.57	17,018,935	0.08	1.15	1.55	21.10	21.59
SAST SA WellsCap Aggressive Growth Portfolio Class 3	22,068	20.80	22.12	470,819	0.00	1.15	1.55	36.80	37.34
T Rowe Price Retirement 2015 Advisor Class	10,854,083	1.27	1.31	13,841,732	2.12	0.40	1.00	15.89	16.59
T Rowe Price Retirement 2020 Advisor Class	29,266,464	1.31	1.35	38,509,988	2.08	0.40	1.00	17.86	18.57
T Rowe Price Retirement 2025 Advisor Class	33,703,359	1.35	1.39	45,529,793	2.03	0.40	1.00	19.47	20.18
T Rowe Price Retirement 2030 Advisor Class	33,984,792	1.38	1.42	46,962,385	1.89	0.40	1.00	21.01	21.74
T Rowe Price Retirement 2035 Advisor Class	24,574,806	1.40	1.44	34,509,621	1.73	0.40	1.00	22.22	22.95
T Rowe Price Retirement 2040 Advisor Class	24,778,213	1.42	1.46	35,248,410	1.61	0.40	1.00	23.13	23.87
T Rowe Price Retirement 2045 Advisor Class	18,428,906	1.43	1.47	26,407,559	1.54	0.40	1.00	23.78	24.52
T Rowe Price Retirement 2050 Advisor Class	15,419,391	1.43	1.47	22,087,120	1.50	0.40	1.00	23.85	24.60
T Rowe Price Retirement 2055 Advisor Class	7,256,580	1.43	1.47	10,389,997	1.62	0.40	1.00	23.85	24.60
T Rowe Price Retirement 2060 Advisor Class	4,805,934	1.43	1.47	6,884,423	1.60	0.40	1.00	23.77	24.52
VALIC Company I Asset Allocation Fund	17,063,207	1.50	1.81	152,036,602	1.54	0.40	1.85	13.21	14.86
VALIC Company I Blue Chip Growth Fund	256,689,601	1.87	3.16	843,507,344	0.00	0.00	1.85	27.46	29.84
VALIC Company I Capital Conservation Fund	37,622,298	1.14	1.50	150,258,164	2.53	0.40	1.85	7.57	9.14
VALIC Company I Core Equity Fund	49,830,334	2.18	2.32	254,487,982	1.17	0.40	1.85	26.18	28.02
VALIC Company I Dividend Value Fund	250,653,175	2.09	2.25	998,859,608	1.74	0.40	1.85	21.25	23.02
VALIC Company I Dynamic Allocation Fund	127,676,637	1.45	1.60	195,246,176	1.34	0.40	1.85	18.16	19.83
VALIC Company I Emerging Economies Fund	680,723,908	0.84	1.05	761,121,782	1.68	0.40	1.85	18.09	19.82
VALIC Company I Global Real Estate Fund	264,357,969	1.63	1.85	461,704,005	3.53	0.40	1.85	22.22	24.01
VALIC Company I Global Strategy Fund	154,123,488	1.37	1.63	324,039,700	2.34	0.40	1.85	7.89	9.46
VALIC Company I Government Money Market I Fund	149,254,389	0.88	1.02	294,755,564	1.81	0.40	1.85	-0.19	1.27
VALIC Company I Government Securities Fund	27,421,737	1.09	1.38	102,656,838	2.28	0.40	1.85	4.55	6.07
VALIC Company I Growth & Income Fund	22,687,108	2.14	2.30	125,410,214	0.91	0.40	1.85	28.24	30.11
VALIC Company I Growth Fund	473,995,472	2.53	2.73	1,386,020,941	0.38	0.40	1.85	29.46	31.35
VALIC Company I Health Sciences Fund	125,570,637	4.10	4.91	821,412,149	0.00	0.40	1.85	26.48	28.33
VALIC Company I Inflation Protected Fund	436,272,703	1.08	1.12	609,656,940	1.65	0.00	1.85	6.67	8.66
VALIC Company I International Equities Index Fund	508,291,382	1.06	1.26	1,171,220,482	3.13	0.40	1.85	19.07	20.81
VALIC Company I International Government Bond Fund	34,050,414	1.05	1.42	111,778,746	1.64	0.40	1.85	6.75	8.31
VALIC Company I International Growth Fund	119,937,045	1.50	1.61	477,189,141	0.66	0.40	1.85	30.21	32.11
VALIC Company I International Socially Responsible Fund	49,476,454	1.82	1.96	389,059,564	1.83	0.40	1.85	23.67	25.48
VALIC Company I International Value Fund	473,244,377	1.03	1.13	664,065,620	2.97	0.00	1.85	14.29	16.42
VALIC Company I Large Cap Core Fund	46,117,162	2.52	2.92	156,215,912	0.93	0.40	1.85	30.15	32.05
VALIC Company I Large Capital Growth Fund	167,843,700	2.52	2.56	523,947,434	0.57	0.40	1.85	37.39	39.40
VALIC Company I Mid Cap Index Fund	138,158,296	2.16	2.53	3,306,910,919	1.36	0.40	1.85	23.41	25.21
VALIC Company I Mid Cap Strategic Growth Fund	92,728,090	2.18	2.27	310,849,990	0.01	0.40	1.85	35.21	37.18
VALIC Company I Nasdaq-100 Index Fund	224,185,309	3.53	3.97	525,497,310	0.40	0.40	1.85	36.12	38.11
VALIC Company I Science & Technology Fund	151,321,215	3.27	3.72	1,461,021,893	0.00	0.40	1.85	36.91	38.91
VALIC Company I Small Cap Aggressive Growth Fund	47,022,685	2.60	3.15	172,542,769	0.00	0.40	1.85	36.06	38.04
VALIC Company I Small Cap Fund	45,798,527	2.14	2.42	302,462,210	0.47	0.40	1.85	27.06	28.91
VALIC Company I Small Cap Index Fund	132,602,546	2.01	2.23	1,068,664,273	1.17	0.40	1.85	22.85	24.65
VALIC Company I Small Cap Special Values Fund	93,293,434	2.10	2.24	221,428,735	1.35	0.40	1.85	26.33	28.18
VALIC Company I Small Mid Growth Fund	49,449,062	2.25	2.46	127,438,795	0.00	0.40	1.85	35.39	37.37
VALIC Company I Stock Index Fund	357,451,782	2.55	122.62	4,761,735,529	1.59	0.33	1.85	28.69	30.66
VALIC Company I Systematic Value Fund	18,994,803	2.10	2.12	45,589,977	1.39	0.40	1.85	21.52	23.29
VALIC Company I Value Fund	29,361,473	1.92	2.05	82,267,290	1.37	0.40	1.85	25.11	26.94

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company II Aggressive Growth Lifestyle Fund	161,797,511	1.79	1.93	611,963,138	1.96	0.15	1.60	21.09	22.86
VALIC Company II Capital Appreciation Fund	16,287,052	2.39	2.55	44,535,835	0.24	0.15	1.60	25.65	27.48
VALIC Company II Conservative Growth Lifestyle Fund	106,296,074	1.44	1.79	343,150,310	2.82	0.15	1.60	14.70	16.37
VALIC Company II Core Bond Fund	592,998,639	1.15	1.19	1,314,426,676	2.52	0.00	1.60	8.67	10.42
VALIC Company II Government Money Market II Fund	93,350,480	0.89	1.05	115,849,280	1.62	0.15	1.60	0.02	1.48
VALIC Company II High Yield Bond Fund	159,313,150	1.45	1.82	499,848,271	5.35	0.15	1.60	13.15	14.80
VALIC Company II International Opportunities Fund	186,737,772	1.36	1.52	578,594,427	0.98	0.15	1.60	23.74	25.55
VALIC Company II Large Cap Value Fund	47,788,470	1.88	2.17	186,713,151	1.25	0.15	1.60	24.96	26.79
VALIC Company II Mid Cap Growth Fund	73,336,174	2.05	2.08	226,823,205	0.00	0.15	1.60	30.50	32.40
VALIC Company II Mid Cap Value Fund	106,331,804	1.96	2.12	751,136,308	0.53	0.15	1.60	28.08	29.95
VALIC Company II Moderate Growth Lifestyle Fund	272,037,544	1.66	1.95	1,017,612,216	2.08	0.15	1.60	18.68	20.41
VALIC Company II Small Cap Growth Fund	35,238,378	2.72	2.96	179,640,143	0.00	0.15	1.60	35.51	37.49
VALIC Company II Small Cap Value Fund	73,282,087	1.70	1.94	323,878,033	1.52	0.15	1.60	17.31	19.02
VALIC Company II Strategic Bond Fund	209,755,874	1.29	1.74	665,991,927	3.76	0.15	1.60	9.59	11.19
VALIC Company II U.S. Socially Responsible Fund	185,821,391	1.63	2.67	749,741,882	1.47	0.00	1.60	29.60	31.69
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	43,157,078	1.41	1.63	105,758,963	2.71	0.65	2.10	13.28	14.93
Vanguard LifeStrategy Growth Fund Investor Shares	93,285,134	1.76	1.77	277,459,358	2.50	0.65	2.10	20.57	22.33
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,358,657	1.59	1.73	275,243,880	2.61	0.65	2.10	16.89	18.59
Vanguard Long-Term Investment-Grade Fund Investor Shares	81,725,783	1.65	2.31	343,172,621	4.10	0.40	1.85	18.20	19.94
Vanguard Long-Term Treasury Fund Investor Shares	54,380,180	1.49	2.05	211,010,282	2.66	0.40	1.85	12.04	13.68
Vanguard Wellington Fund Investor Shares	378,315,651	1.47	1.92	2,016,437,580	2.67	0.00	2.10	19.96	22.51
Vanguard Windsor II Fund Investor Shares	333,368,130	2.01	2.18	1,729,153,856	2.15	0.65	2.10	26.35	28.19

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	60,869,212		0.94	57,241,745	0.09	0.40	1.85	-7.71	-6.96
AST SA BlackRock Multi-Asset Income Portfolio Class 3	84,845	11.10	11.35	958,252	6.57	1.15	1.55	-5.48	-5.10
AST SA PGI Asset Allocation Portfolio Class 3	2,397	17.26	17.70	41,659	2.68	1.15	1.30	-6.00	-5.86
AST SA Wellington Capital Appreciation Portfolio Class 3	42,219	28.21	31.09	1,267,646	0.00	1.15	1.90	-2.86	-2.13
AST SA Wellington Government and Quality Bond Portfolio Class 3	217,264	11.46	12.54	2,654,685	2.02	1.15	1.90	-2.10	-1.35
AST SA Wellington Growth Portfolio Class 3	-	19.46	19.93	-	3.37	1.30	1.55	5.06	5.27
AST SA Wellington Natural Resources Portfolio Class 3	-	9.61	9.86	-	4.02	1.30	1.55	3.38	3.59
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	57,254	10.28	10.37	593,223	1.95	1.15	1.55	-9.23	-8.87
Ariel Appreciation Fund Investor Class	80,852,269	1.58	1.88	256,887,178	0.89	0.40	1.85	-15.58	-14.34
Ariel Fund Investor Class	104,627,173	1.64	1.80	350,016,041	0.93	0.40	1.85	-15.26	-14.02
FTVIP Franklin Allocation VIP Fund Class 2	731	12.98	13.20	9,518	1.98	1.15	1.30	-10.82	-10.69
FTVIP Franklin Income VIP Fund Class 2	53,392	13.94	14.72	876,990	5.35	1.15	1.65	-5.88	-5.40
Goldman Sachs VIT Government Money Market Fund Service Class	30,319	9.79	9.89	298,497	2.24	1.15	1.55	-0.09	0.32
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	234,224,055	0.55	0.61	137,365,267	0.22	0.40	1.85	-13.58	-12.31
Invesco V.I. Comstock Fund Series II	60,912	15.70	17.17	1,008,813	1.53	1.15	1.90	-14.03	-13.37
Invesco V.I. Growth and Income Fund Series II	72,603	15.68	16.76	1,202,823	1.94	1.30	1.90	-15.23	-14.71
Lord Abbett Growth and Income Portfolio Class VC	11,248	14.72	15.50	184,486	1.80	1.15	1.55	-9.57	-9.20
SST SA Allocation Balanced Portfolio Class 3	95,373	14.55	15.30	1,408,234	5.50	1.15	1.55	-5.43	-5.05
SST SA Allocation Growth Portfolio Class 3	187,555	15.58	16.41	3,023,874	4.92	1.15	1.55	-8.63	-8.27
SST SA Allocation Moderate Growth Portfolio Class 3	167,186	14.63	15.62	2,524,310	5.81	1.15	1.65	-7.48	-7.01
SST SA Allocation Moderate Portfolio Class 3	197,036	14.86	15.65	2,994,037	4.90	1.15	1.55	-6.43	-6.05
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	111,204	10.89	10.99	1,221,197	2.61	1.15	1.55	-10.18	-9.81
SST SA Wellington Real Return Portfolio Class 3	140,655	10.75	11.68	1,604,289	4.03	1.15	1.90	-2.09	-1.35
SAST SA AB Growth Portfolio Class 3	49,051	24.01	26.41	1,253,539	0.00	1.15	1.90	0.13	0.88
SAST SA AB Small & Mid Cap Value Portfolio Class 3	37,544	18.74	20.51	745,809	0.40	1.15	1.90	-16.93	-16.30
SAST SA American Funds Asset Allocation Portfolio Class 3	1,443,527	16.35	17.38	24,717,992	3.42	1.15	1.65	-6.44	-5.97
SAST SA American Funds Global Growth Portfolio Class 3	85,656	17.79	19.48	1,612,180	1.49	1.15	1.90	-10.99	-10.32
SAST SA American Funds Growth Portfolio Class 3	98,686	20.24	22.14	2,108,423	1.30	1.15	1.90	-2.40	-1.67
SAST SA American Funds Growth-Income Portfolio Class 3	162,174	18.75	19.93	3,138,200	3.23	1.15	1.65	-3.66	-3.18
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	3,491,629	12.88	13.29	46,027,384	1.78	1.15	1.65	-6.69	-6.22
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,288,575	10.59	10.75	24,504,957	1.20	1.15	1.65	-7.30	-6.84
SAST SA Boston Company Capital Growth Portfolio Class 3	-	19.63	21.04	-	0.26	1.30	1.90	12.59	13.13
SAST SA Columbia Technology Portfolio Class 3	16,285	23.85	25.03	397,262	0.00	1.15	1.55	-9.76	-9.40
SAST SA DFA Ultra Short Bond Portfolio Class 3	89,646	8.55	9.10	806,132	1.06	1.15	1.65	-0.43	0.07
SAST SA Dogs of Wall Street Portfolio Class 3	78,312	23.87	26.06	1,987,793	2.36	1.15	1.90	-2.44	-1.70
SAST SA Federated Corporate Bond Portfolio Class 3	181,803	15.86	17.38	3,078,379	4.15	1.15	1.90	-4.90	-4.18
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,210	11.79	12.09	86,373	2.31	1.30	1.55	-8.19	-7.96

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Index Portfolio Class 3	66,202	9.80	9.82	649,206	5.63	1.15	1.30	-2.16	-2.02
SAST SA Fixed Income Intermediate Index Portfolio Class 3	19,301	9.82	9.84	189,717	2.07	1.15	1.30	-0.97	-0.83
SAST SA Franklin Small Company Value Portfolio Class 3	21,772	15.80	17.28	363,633	0.86	1.15	1.90	-14.65	-14.01
SAST SA Global Index Allocation 60-40 Portfolio Class 3	15,315	9.32	9.35	142,933	2.77	1.15	1.55	-6.78	-6.53
SAST SA Global Index Allocation 75-25 Portfolio Class 3	42,213	9.14	9.16	386,354	2.74	1.15	1.55	-8.65	-8.40
SAST SA Global Index Allocation 90-10 Portfolio Class 3	93,570	8.93	8.96	837,909	2.65	1.15	1.55	-10.66	-10.42
SAST SA Goldman Sachs Global Bond Portfolio Class 3	137,340	11.38	12.44	1,668,747	4.09	1.15	1.90	-4.56	-3.83
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	14,683	9.27	9.31	136,695	1.66	1.15	1.55	-9.94	-9.58
SAST SA Index Allocation 60-40 Portfolio Class 3	190,847	10.27	10.35	1,972,231	4.86	1.15	1.55	-6.35	-5.97
SAST SA Index Allocation 80-20 Portfolio Class 3	554,493	10.34	10.42	5,768,462	4.81	1.15	1.55	-8.21	-7.84
SAST SA Index Allocation 90-10 Portfolio Class 3	2,173,097	10.39	10.47	22,722,729	4.94	1.15	1.55	-9.12	-8.75
SAST SA International Index Portfolio Class 3	10,230	8.73	8.75	89,535	3.58	1.30	1.55	-15.59	-15.37
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,039	20.24	21.25	123,918	0.00	1.15	1.55	-6.48	-6.11
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,594,555	11.69	11.96	18,930,708	2.82	1.15	1.55	-11.56	-11.20
SAST SA Janus Focused Growth Portfolio Class 3	17,461	19.00	20.87	351,431	0.00	1.15	1.90	-0.87	-0.12
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	94,608	16.23	17.00	1,588,947	1.68	1.15	1.55	-9.39	-9.02
SAST SA JPMorgan Emerging Markets Portfolio Class 3	33,321	10.20	11.20	360,497	2.56	1.15	1.90	-21.09	-20.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	68,443	17.73	19.48	1,280,047	1.99	1.15	1.90	-6.49	-5.78
SAST SA JPMorgan Global Equities Portfolio Class 3	3,244	13.31	13.66	43,291	2.89	1.30	1.55	-12.68	-12.46
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	274,751	13.09	14.39	3,831,021	2.45	1.15	1.90	-2.58	-1.84
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	9,913	22.74	24.16	230,844	0.00	1.15	1.65	-6.68	-6.21
SAST SA Large Cap Growth Index Portfolio Class 3	653		9.57	6,250	0.00		1.55		-4.34
SAST SA Large Cap Index Portfolio Class 3	12,567	9.80	9.84	123,447	5.61	1.30	1.55	-6.45	-6.22
SAST SA Large Cap Value Index Portfolio Class 3	717		9.29	6,659	1.40		1.30		-7.09
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	46,645	16.23	17.33	798,527	1.51	1.30	1.90	-10.58	-10.04
SAST SA Legg Mason Tactical Opportunities Class 3	11,891	9.51	9.56	113,623	1.88	1.15	1.55	-7.42	-7.04
SAST SA MFS Blue Chip Growth Portfolio Class 3	32,938	18.57	20.49	649,578	0.16	1.15	1.90	-7.27	-6.57
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	61,293	19.00	20.87	1,236,852	0.59	1.15	1.90	-7.43	-6.72
SAST SA MFS Telecom Utility Portfolio Class 3	-		19.96	-	4.34		1.30		2.59
SAST SA MFS Total Return Portfolio Class 3	54,826	15.32	16.09	867,015	2.19	1.15	1.55	-7.45	-7.07
SAST SA Mid Cap Index Portfolio Class 3	19,785	9.06	9.09	179,828	1.31	1.30	1.55	-13.22	-13.00
SAST SA Morgan Stanley International Equities Portfolio Class 3	66,183	9.70	10.39	679,245	1.08	1.30	1.90	-15.76	-15.25
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	52,694	16.91	18.55	946,281	0.91	1.15	1.90	-9.86	-9.18
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,901,937	11.71	12.05	22,730,769	3.10	1.15	1.65	-8.70	-8.24
SAST SA PineBridge High-Yield Bond Portfolio Class 3	46,106	14.29	15.77	702,275	7.44	1.15	1.90	-5.87	-5.16
SAST SA Putnam International Growth and Income Portfolio Class 3	11,624	8.30	8.64	99,729	2.75	1.30	1.65	-19.17	-18.89
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,378,326	10.79	10.92	14,995,909	2.28	1.15	1.55	-10.43	-10.06
SAST SA Small Cap Index Portfolio Class 3	20,974	8.80	8.83	185,063	0.97	1.30	1.55	-13.25	-13.03
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	65,641	9.57	9.59	629,258	1.40	1.15	1.30	-6.96	-6.81
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,194,174	11.28	11.45	25,024,929	2.81	1.15	1.65	-8.63	-8.17
SAST SA Templeton Foreign Value Portfolio Class 3	55,686	9.50	10.40	559,006	4.99	1.15	1.90	-17.94	-17.32
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,775,221	12.66	13.34	63,086,048	4.04	1.15	1.90	-8.59	-7.89
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,165,149	12.42	13.05	53,850,121	4.23	1.15	1.90	-8.94	-8.25
SAST SA VCP Index Allocation Portfolio Class 3	815,049	9.47	9.51	7,745,940	4.93	1.15	1.55	-8.86	-8.49
SAST SA WellsCap Aggressive Growth Portfolio Class 3	14,942	15.21	16.11	230,325	0.00	1.15	1.55	-8.46	-8.09
T Rowe Price Retirement 2015 Advisor Class	9,280,225	1.10	1.13	10,207,156	2.19	0.40	1.00	-5.34	-4.77
T Rowe Price Retirement 2020 Advisor Class	25,200,911	1.12	1.14	28,121,762	2.07	0.40	1.00	-6.15	-5.58
T Rowe Price Retirement 2025 Advisor Class	26,008,930	1.13	1.16	29,395,881	2.01	0.40	1.00	-6.77	-6.20
T Rowe Price Retirement 2030 Advisor Class	25,988,743	1.14	1.17	29,664,948	1.76	0.40	1.00	-7.47	-6.91
T Rowe Price Retirement 2035 Advisor Class	20,055,154	1.15	1.18	23,032,564	1.53	0.40	1.00	-8.10	-7.55
T Rowe Price Retirement 2040 Advisor Class	19,993,530	1.15	1.18	23,088,440	1.41	0.40	1.00	-8.42	-7.87
T Rowe Price Retirement 2045 Advisor Class	13,405,587	1.15	1.18	15,509,429	1.36	0.40	1.00	-8.70	-8.15
T Rowe Price Retirement 2050 Advisor Class	11,694,837	1.15	1.18	13,517,528	1.36	0.40	1.00	-8.76	-8.21
T Rowe Price Retirement 2055 Advisor Class	5,005,564	1.15	1.18	5,783,592	1.31	0.40	1.00	-8.79	-8.23
T Rowe Price Retirement 2060 Advisor Class	2,949,718	1.15	1.18	3,410,133	1.31	0.40	1.00	-8.77	-8.22
VALIC Company I Asset Allocation Fund	18,369,939	1.33	1.57	143,374,206	1.64	0.40	1.85	-10.70	-9.38
VALIC Company I Blue Chip Growth Fund	265,270,445	1.44	2.48	680,266,252	0.06	0.00	1.85	0.09	1.97
VALIC Company I Capital Conservation Fund	41,178,080	1.06	1.37	151,892,365	2.04	0.40	1.85	-2.93	-1.50
VALIC Company I Core Equity Fund	53,956,824	1.70	1.84	219,365,992	1.16	0.40	1.85	-8.47	-7.13
VALIC Company I Dividend Value Fund	220,684,362	1.70	1.86	711,029,184	1.91	0.40	1.85	-10.67	-9.35
VALIC Company I Dynamic Allocation Fund	162,080,959	1.22	1.34	208,197,000	1.36	0.40	1.85	-8.64	-7.30
VALIC Company I Emerging Economies Fund	676,229,784	0.70	0.89	633,817,185	1.58	0.40	1.85	-20.82	-19.65
VALIC Company I Global Real Estate Fund	225,115,274	1.33	1.49	317,471,945	3.81	0.40	1.85	-7.75	-6.40
VALIC Company I Global Strategy Fund	171,661,237	1.27	1.49	331,626,256	0.00	0.40	1.85	-9.98	-8.66
VALIC Company I Government Money Market I Fund	165,491,511	0.88	1.00	326,741,596	1.28	0.40	1.85	-0.55	0.91

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Government Securities Fund	29,661,020	1.04	1.30	101,875,427	2.69	0.40	1.85	-1.34	0.11
VALIC Company I Growth & Income Fund	24,676,192	1.64	1.79	105,507,598	0.97	0.40	1.85	-7.52	-6.17
VALIC Company I Growth Fund	506,233,283	1.96	2.08	1,130,204,874	0.58	0.40	1.85	-4.56	-3.16
VALIC Company I Health Sciences Fund	137,982,912	3.24	3.82	706,850,292	0.00	0.40	1.85	-0.90	0.56
VALIC Company I Inflation Protected Fund	459,866,794	1.01	1.03	595,375,939	1.70	0.00	1.85	-4.03	-2.22
VALIC Company I International Equities Index Fund	478,200,717	0.87	1.06	911,617,487	2.19	0.40	1.85	-15.33	-14.09
VALIC Company I International Government Bond Fund	41,596,081	0.98	1.31	124,581,902	1.05	0.40	1.85	-4.90	-3.50
VALIC Company I International Growth Fund	128,742,665	1.14	1.24	391,328,381	1.36	0.40	1.85	-9.81	-8.49
VALIC Company I International Socially Responsible Fund	52,724,451	1.45	1.58	334,161,388	1.83	0.40	1.85	-10.14	-8.82
VALIC Company I International Value Fund	507,208,049	0.89	0.99	618,032,802	2.10	0.00	1.85	-19.33	-17.81
VALIC Company I Large Cap Core Fund	50,661,879	1.94	2.21	130,684,233	1.08	0.40	1.85	-10.43	-9.11
VALIC Company I Large Capital Growth Fund	177,173,043	1.83	1.84	399,163,790	0.62	0.40	1.85	-1.14	0.31
VALIC Company I Mid Cap Index Fund	144,874,750	1.75	2.02	2,818,657,192	1.15	0.40	1.85	-13.07	-11.79
VALIC Company I Mid Cap Strategic Growth Fund	97,574,698	1.61	1.66	239,948,647	0.09	0.40	1.85	-6.48	-5.11
VALIC Company I Nasdaq-100 Index Fund	230,853,988	2.60	2.87	393,926,607	0.53	0.40	1.85	-2.46	-1.03
VALIC Company I Science & Technology Fund	162,973,839	2.39	2.68	1,141,701,306	0.00	0.40	1.85	-3.30	-1.88
VALIC Company I Small Cap Aggressive Growth Fund	49,862,408	1.91	2.28	133,397,123	0.00	0.40	1.85	-10.05	-8.72
VALIC Company I Small Cap Fund	50,949,880	1.68	1.87	262,683,184	0.28	0.40	1.85	-9.48	-8.15
VALIC Company I Small Cap Index Fund	154,248,615	1.64	1.79	1,010,809,213	1.03	0.40	1.85	-12.86	-11.58
VALIC Company I Small Cap Special Values Fund	103,110,708	1.67	1.75	191,951,271	1.32	0.40	1.85	-15.26	-14.02
VALIC Company I Small Mid Growth Fund	53,515,518	1.66	1.79	100,972,252	0.00	0.40	1.85	-7.04	-5.68
VALIC Company I Stock Index Fund	399,373,399	1.98	93.84	4,113,334,178	1.71	0.33	1.85	-6.47	-5.03
VALIC Company I Systematic Value Fund	21,004,389		1.72	41,119,804	1.74	0.40	1.85	-13.04	-11.76
VALIC Company I Value Fund	32,021,641	1.51	1.64	71,085,760	1.65	0.40	1.85	-11.54	-10.24
VALIC Company II Aggressive Growth Lifestyle Fund	170,804,741	1.47	1.57	528,906,779	1.43	0.15	1.60	-10.06	-8.73
VALIC Company II Capital Appreciation Fund	19,162,320	1.88	2.03	41,217,310	0.45	0.15	1.60	-0.58	0.88
VALIC Company II Conservative Growth Lifestyle Fund	109,128,260	1.26	1.54	304,391,472	2.36	0.15	1.60	-7.55	-6.20
VALIC Company II Core Bond Fund	625,807,737	1.04	1.10	1,259,956,150	2.24	0.00	1.60	-3.60	-2.04
VALIC Company II Government Money Market II Fund	95,047,022	0.89	1.03	116,835,546	1.29	0.15	1.60	-0.34	1.12
VALIC Company II High Yield Bond Fund	159,619,662	1.28	1.58	437,180,562	5.60	0.15	1.60	-4.77	-3.38
VALIC Company II International Opportunities Fund	201,525,007	1.08	1.23	500,316,490	0.90	0.15	1.60	-18.82	-17.62
VALIC Company II Large Cap Value Fund	49,226,087	1.49	1.74	156,170,477	1.24	0.15	1.60	-11.56	-10.26
VALIC Company II Mid Cap Growth Fund	75,450,644		1.57	176,632,948	0.12	0.15	1.60	-8.89	-7.55
VALIC Company II Mid Cap Value Fund	113,038,656	1.53	1.63	617,783,072	0.46	0.15	1.60	-16.38	-15.15
VALIC Company II Moderate Growth Lifestyle Fund	273,159,524	1.40	1.62	853,639,488	1.63	0.15	1.60	-8.48	-7.14
VALIC Company II Small Cap Growth Fund	38,452,313	2.01	2.15	143,333,664	0.00	0.15	1.60	-6.18	-4.80
VALIC Company II Small Cap Value Fund	86,223,508	1.45	1.63	323,563,038	0.87	0.15	1.60	-16.92	-15.70
VALIC Company II Strategic Bond Fund	211,254,188	1.18	1.57	604,319,072	3.59	0.15	1.60	-5.08	-3.68
VALIC Company II U.S. Socially Responsible Fund	205,040,616	1.24	2.06	627,053,917	1.69	0.00	1.60	-6.72	-5.20
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,125,525	1.25	1.42	88,193,095	2.60	0.65	2.10	-4.98	-3.59
Vanguard LifeStrategy Growth Fund Investor Shares	94,046,683	1.45	1.46	230,105,943	2.37	0.65	2.10	-8.85	-7.51
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,419,127	1.36	1.46	233,716,151	2.48	0.65	2.10	-6.90	-5.53
Vanguard Long-Term Investment-Grade Fund Investor Shares	60,322,265	1.39	1.92	213,663,752	4.19	0.40	1.85	-7.68	-6.32
Vanguard Long-Term Treasury Fund Investor Shares	56,477,321	1.33	1.81	193,883,284	2.75	0.40	1.85	-3.71	-2.29
Vanguard Wellington Fund Investor Shares	400,037,303	1.20	1.60	1,769,540,521	2.71	0.00	2.10	-5.44	-3.42
Vanguard Windsor II Fund Investor Shares	361,271,823	1.57	1.73	1,473,470,129	2.18	0.65	2.10	-10.49	-9.18

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	65,555,598		1.01	66,441,706	0.00	0.40	1.85	1.33	1.38
American Beacon Holland Large Cap Growth Fund Investor Class	30,239	1.32	2.27	78,594	0.07	0.80	1.00	21.60	25.49
AST SA BlackRock Multi-Asset Income Portfolio Class 3	38,503	11.74	11.96	457,385	3.02	1.15	1.55	4.52	19.61
AST SA PGI Asset Allocation Portfolio Class 3	1,804		18.36	33,128	2.38		1.30		12.01
AST SA Wellington Capital Appreciation Portfolio Class 3	36,697	29.04	31.04	1,128,049	0.00	1.30	1.90	29.96	30.74
AST SA Wellington Government and Quality Bond Portfolio Class 3	177,337	11.46	12.71	2,195,706	1.53	1.15	1.90	-0.01	27.13
AST SA Wellington Growth Portfolio Class 3	331		18.52	6,122	0.72		1.55		17.65
AST SA Wellington Natural Resources Portfolio Class 3	2,950	9.30	9.52	27,938	2.85	1.30	1.55	13.01	13.30
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	14,929	11.32	11.38	169,675	0.12	1.15	1.55	14.28	14.74
Ariel Appreciation Fund Investor Class	98,592,900	1.87	2.20	371,011,142	0.76	0.40	1.85	13.00	14.64
Ariel Fund Investor Class	113,721,677	1.93	2.09	446,661,921	0.68	0.40	1.85	13.77	15.42
FTVIP Franklin Allocation VIP Fund Class 2	283		14.55	4,124	2.62		1.30		10.54

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
FTVIP Franklin Income VIP Fund Class 2	52,202	14.81	15.34	739,389	4.10	1.30	1.65	8.26	10.69
Goldman Sachs VIT Government Money Market Fund Service Class	25,497	9.80	9.86	250,713	0.79	1.15	1.55	-1.37	-1.03
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	301,492,189	0.64	0.70	202,795,328	0.03	0.40	1.85	2.97	4.47
Invesco V.I. Comstock Fund Series II	59,903	18.26	19.39	1,148,183	2.04	1.30	1.90	15.37	16.06
Invesco V.I. Growth and Income Fund Series II	67,621	18.50	19.65	1,314,135	1.36	1.30	1.90	11.90	12.57
Lord Abbett Growth and Income Portfolio Class VC	8,155	16.28	16.63	124,750	1.46	1.30	1.55	15.06	15.41
SST SA Allocation Balanced Portfolio Class 3	66,966	15.39	16.11	1,048,256	2.14	1.15	1.55	3.00	8.83
SST SA Allocation Growth Portfolio Class 3	86,388	17.05	17.88	1,502,872	1.24	1.15	1.55	6.88	16.02
SST SA Allocation Moderate Growth Portfolio Class 3	88,920	15.81	16.80	1,439,760	1.66	1.15	1.65	6.06	13.27
SST SA Allocation Moderate Portfolio Class 3	136,804	15.88	16.66	2,211,165	2.00	1.15	1.55	5.07	11.55
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	41,090	12.13	12.19	500,336	1.48	1.15	1.55	17.65	18.12
SST SA Wellington Real Return Portfolio Class 3	102,432	10.98	11.84	1,180,311	2.81	1.15	1.90	0.02	18.42
SAST SA AB Growth Portfolio Class 3	13,868	24.72	25.65	355,077	0.00	1.30	1.65	29.52	29.97
SAST SA AB Small & Mid Cap Value Portfolio Class 3	25,769	22.56	24.50	613,193	0.12	1.15	1.90	4.05	10.68
SAST SA American Funds Asset Allocation Portfolio Class 3	653,413	17.48	31.76	11,879,037	0.91	1.15	1.65	7.76	14.00
SAST SA American Funds Global Growth Portfolio Class 3	44,254	19.98	21.73	933,189	0.99	1.15	1.90	4.83	28.64
SAST SA American Funds Growth Portfolio Class 3	42,455	20.74	22.51	928,454	0.44	1.15	1.90	2.26	25.54
SAST SA American Funds Growth-Income Portfolio Class 3	86,728	19.47	20.58	1,738,836	1.70	1.15	1.65	3.08	20.04
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	2,576,285	13.81	14.17	36,220,476	0.82	1.15	1.65	5.54	12.59
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	1,843,729	11.43	11.54	21,210,431	0.01	1.15	1.65	10.21	10.76
SAST SA Boston Company Capital Growth Portfolio Class 3	29,288	17.44	18.60	538,798	0.09	1.30	1.90	21.17	21.89
SAST SA Columbia Technology Portfolio Class 3	7,031	27.02	27.63	190,104	0.00	1.15	1.30	-3.88	33.11
SAST SA DFA Ultra Short Bond Portfolio Class 3	56,923	8.59	9.10	505,905	0.03	1.15	1.65	-9.04	-1.18
SAST SA Dogs of Wall Street Portfolio Class 3	74,886	24.47	26.08	1,938,614	2.25	1.30	1.90	16.30	17.00
SAST SA Federated Corporate Bond Portfolio Class 3	176,949	16.11	18.13	3,117,512	4.51	1.15	1.90	1.06	6.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,236	12.85	13.13	94,373	2.68	1.30	1.55	3.51	3.77
SAST SA Fixed Income Index Portfolio Class 3	4,255		10.02	42,630	0.00	1.15	1.30	0.16	0.20
SAST SA Franklin Small Company Value Portfolio Class 3	16,956	18.51	20.10	330,857	0.39	1.15	1.90	1.81	7.49
SAST SA Goldman Sachs Global Bond Portfolio Class 3	123,240	12.02	12.94	1,552,906	2.98	1.15	1.90	3.21	29.41
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,461		10.30	15,048	0.00		1.15		2.99
SAST SA Index Allocation 60-40 Portfolio Class 3	39,466	10.97	11.01	433,934	0.45	1.15	1.55	9.67	10.06
SAST SA Index Allocation 80-20 Portfolio Class 3	142,179	11.27	11.31	1,606,337	0.97	1.15	1.55	12.69	13.09
SAST SA Index Allocation 90-10 Portfolio Class 3	563,893	11.44	11.48	6,466,080	1.02	1.15	1.55	14.37	14.78
SAST SA International Index Portfolio Class 3	880		10.34	9,104	0.00		1.30		3.44
SAST SA Invesco Growth Opportunities Portfolio Class 3	2,940	22.12	22.63	65,349	0.00	1.15	1.30	3.18	22.94
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,291,189	13.22	13.47	17,272,557	0.98	1.15	1.55	8.30	34.68
SAST SA Janus Focused Growth Portfolio Class 3	17,257	19.17	20.43	348,761	0.00	1.30	1.90	27.39	28.16
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	59,487	17.91	18.69	1,092,156	1.50	1.15	1.55	2.94	12.52
SAST SA JPMorgan Emerging Markets Portfolio Class 3	20,297	12.93	13.77	277,098	1.88	1.30	1.90	39.26	40.10
SAST SA JPMorgan Equity-Income Portfolio Class 3	67,111	18.96	20.68	1,335,206	2.04	1.15	1.90	6.77	15.78
SAST SA JPMorgan Global Equities Portfolio Class 3	319		15.61	4,978	2.18		1.30		22.43
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	240,116	13.36	14.66	3,404,288	2.39	1.15	1.90	0.51	2.27
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,478	24.37	25.76	160,286	0.00	1.15	1.65	2.07	27.21
SAST SA Large Cap Index Portfolio Class 3	347		10.49	3,642	0.00		1.30		4.87
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	44,911	18.15	19.26	855,318	1.58	1.30	1.90	18.02	18.72
SAST SA Legg Mason Tactical Opportunities Class 3	2,755		10.29	28,331	0.14		1.15		2.85
SAST SA MFS Blue Chip Growth Portfolio Class 3	32,737	20.03	21.93	693,096	0.49	1.15	1.90	7.08	24.34
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	59,144	20.52	21.93	1,281,620	0.84	1.30	1.90	20.80	21.52
SAST SA MFS Telecom Utility Portfolio Class 3	1,893		19.46	36,825	2.42		1.30		13.24
SAST SA MFS Total Return Portfolio Class 3	41,469	16.92	17.32	703,882	2.65	1.15	1.30	4.92	10.50
SAST SA Mid Cap Index Portfolio Class 3	2,178		10.45	22,760	0.00		1.30		4.50
SAST SA Morgan Stanley International Equities Portfolio Class 3	58,849	11.52	12.26	714,257	1.00	1.30	1.90	22.40	23.13
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	53,832	18.75	20.42	1,066,784	0.85	1.15	1.90	3.45	14.39
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,633,718	12.83	13.13	21,292,596	0.19	1.15	1.65	14.29	31.28
SAST SA PineBridge High-Yield Bond Portfolio Class 3	39,223	15.18	16.63	630,137	7.36	1.15	1.90	-0.07	10.84
SAST SA Putnam International Growth and Income Portfolio Class 3	12,185	10.27	10.65	128,806	1.35	1.30	1.65	22.16	22.58
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,099,143	12.05	12.14	13,307,811	0.00	1.15	1.55	11.36	11.80
SAST SA Small Cap Index Portfolio Class 3	717		10.15	7,283	0.00		1.30		1.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	2,485		10.29	25,568	0.26		1.30		2.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,632,204	12.34	12.46	20,286,212	0.04	1.15	1.65	16.96	17.55
SAST SA Templeton Foreign Value Portfolio Class 3	44,335	11.58	12.57	539,649	2.68	1.15	1.90	19.18	25.74
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,224,848	13.85	14.48	60,636,054	1.17	1.15	1.90	10.94	17.70
SAST SA VCP Dynamic Strategy Portfolio Class 3	3,596,318	13.64	14.22	50,719,252	1.14	1.15	1.90	8.32	27.28
SAST SA VCP Index Allocation Portfolio Class 3	31,649		10.39	328,875	0.32	1.15	1.30	3.91	3.95
SAST SA WellsCap Aggressive Growth Portfolio Class 3	5,754	16.61	17.53	96,543	0.00	1.15	1.55	8.32	27.28
T Rowe Price Retirement 2015 Advisor Class	6,941,929	1.16	1.18	8,061,513	1.80	0.40	1.00	11.99	12.66

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
T Rowe Price Retirement 2020 Advisor Class	18,329,571	1.19	1.21	21,791,463	1.86	0.40	1.00	14.35	15.04
T Rowe Price Retirement 2025 Advisor Class	16,182,459	1.21	1.23	19,613,699	1.75	0.40	1.00	16.21	16.91
T Rowe Price Retirement 2030 Advisor Class	18,009,073	1.23	1.25	22,212,775	1.66	0.40	1.00	17.97	18.68
T Rowe Price Retirement 2035 Advisor Class	14,111,849	1.25	1.27	17,629,572	1.59	0.40	1.00	19.40	20.12
T Rowe Price Retirement 2040 Advisor Class	13,688,485	1.26	1.28	17,255,687	1.41	0.40	1.00	20.47	21.20
T Rowe Price Retirement 2045 Advisor Class	8,755,032	1.27	1.29	11,088,785	1.41	0.40	1.00	20.86	21.59
T Rowe Price Retirement 2050 Advisor Class	6,781,366	1.27	1.29	8,588,190	1.54	0.40	1.00	20.88	21.60
T Rowe Price Retirement 2055 Advisor Class	3,136,305	1.26	1.29	3,969,530	1.61	0.40	1.00	20.85	21.58
T Rowe Price Retirement 2060 Advisor Class	1,630,664		1.27	2,065,199	1.52	0.80	1.00	20.13	20.85
VALIC Company I Asset Allocation Fund	19,687,755	1.49	1.74	169,985,814	2.26	0.40	1.85	11.18	12.80
VALIC Company I Blue Chip Growth Fund	268,377,083	1.41	2.48	677,387,157	0.00	0.00	1.85	33.72	36.21
VALIC Company I Capital Conservation Fund	41,760,249	1.09	1.39	157,163,167	2.21	0.40	1.85	1.62	3.10
VALIC Company I Core Equity Fund	59,147,729	1.84	2.01	260,339,105	1.06	0.40	1.85	18.82	20.55
VALIC Company I Dividend Value Fund	211,950,225	1.87	2.08	749,009,037	1.85	0.40	1.85	15.91	17.60
VALIC Company I Dynamic Allocation Fund	184,019,647	1.34	1.44	256,696,371	1.84	0.40	1.85	17.98	19.74
VALIC Company I Emerging Economies Fund	705,849,703	0.87	1.12	827,618,593	1.38	0.40	1.85	38.69	40.70
VALIC Company I Global Real Estate Fund	202,170,993	1.44	1.60	305,291,918	4.25	0.40	1.85	11.76	13.39
VALIC Company I Global Strategy Fund	189,404,761	1.41	1.63	402,925,907	0.95	0.40	1.85	11.48	13.10
VALIC Company I Government Money Market I Fund	151,958,592	0.88	1.00	298,449,002	0.37	0.40	1.85	-1.46	-0.02
VALIC Company I Government Securities Fund	29,772,524	1.05	1.30	103,623,831	2.41	0.40	1.85	0.17	1.63
VALIC Company I Growth & Income Fund	27,155,285	1.75	1.94	122,471,889	1.13	0.40	1.85	18.85	20.58
VALIC Company I Growth Fund	500,617,337	2.05	2.14	1,156,870,571	0.73	0.40	1.85	27.86	29.72
VALIC Company I Health Sciences Fund	147,159,519	3.27	3.80	753,751,250	0.00	0.40	1.85	25.33	27.15
VALIC Company I Inflation Protected Fund	356,598,447	1.05	1.06	475,521,264	0.24	0.00	1.85	2.94	4.86
VALIC Company I International Equities Index Fund	592,146,213	1.02	1.25	1,314,892,996	2.33	0.40	1.85	22.08	23.86
VALIC Company I International Government Bond Fund	56,030,138	1.03	1.36	175,219,643	0.00	0.40	1.85	6.13	7.67
VALIC Company I International Growth Fund	128,589,034	1.24	1.37	429,090,653	1.41	0.40	1.85	25.30	27.12
VALIC Company I International Socially Responsible Fund	62,001,730	1.59	1.76	438,775,790	1.65	0.40	1.85	20.47	22.22
VALIC Company I International Value Fund	557,899,484	1.08	1.23	835,931,366	1.87	0.00	1.85	14.86	17.00
VALIC Company I Large Cap Core Fund	56,932,870	2.16	2.43	162,489,954	0.94	0.40	1.85	19.22	20.95
VALIC Company I Large Capital Growth Fund	192,008,244	1.83	1.86	433,864,557	0.69	0.40	1.85	26.20	28.03
VALIC Company I Mid Cap Index Fund	151,102,680	2.01	2.29	3,368,306,160	1.18	0.40	1.85	13.79	15.45
VALIC Company I Mid Cap Strategic Growth Fund	102,563,019	1.73	1.74	267,375,959	0.00	0.40	1.85	23.97	25.78
VALIC Company I Nasdaq-100 Index Fund	233,595,865	2.66	2.90	405,176,660	0.67	0.40	1.85	29.87	31.76
VALIC Company I Science & Technology Fund	171,772,064	2.47	2.73	1,235,770,150	0.00	0.40	1.85	38.74	40.75
VALIC Company I Small Cap Aggressive Growth Fund	46,038,834	2.13	2.50	135,783,972	0.00	0.40	1.85	35.36	37.33
VALIC Company I Small Cap Fund	56,550,062	1.86	2.04	319,532,678	0.29	0.40	1.85	12.62	14.26
VALIC Company I Small Cap Index Fund	150,551,361	1.88	2.02	1,116,403,270	1.05	0.40	1.85	12.29	13.92
VALIC Company I Small Cap Special Values Fund	108,543,231	1.97	2.26	235,467,713	1.00	0.60	1.85	9.22	10.58
VALIC Company I Small Mid Growth Fund	57,916,161	1.79	1.90	116,510,136	0.00	0.40	1.85	25.43	27.25
VALIC Company I Stock Index Fund	420,173,995	2.12	98.82	4,581,664,951	1.48	0.33	1.85	19.20	21.02
VALIC Company I Systematic Value Fund	23,917,635	1.94	1.98	53,146,967	1.37	0.40	1.85	15.98	17.67
VALIC Company I Value Fund	36,999,386	1.69	1.86	92,102,037	1.70	0.40	1.85	13.23	14.88
VALIC Company II Aggressive Growth Lifestyle Fund	175,049,393	1.64	1.73	597,400,403	1.79	0.15	1.60	14.42	16.09
VALIC Company II Capital Appreciation Fund	19,345,424	1.86	2.04	41,498,943	0.47	0.15	1.60	21.78	23.55
VALIC Company II Conservative Growth Lifestyle Fund	113,512,838	1.36	3.23	339,604,862	2.57	0.35	1.60	8.50	9.86
VALIC Company II Core Bond Fund	497,723,255	1.07	1.14	1,023,246,404	2.46	0.00	1.60	2.95	4.60
VALIC Company II Government Money Market II Fund	101,543,860	0.90	1.02	123,795,829	0.33	0.15	1.60	-1.26	0.18
VALIC Company II High Yield Bond Fund	173,436,602	1.35	1.64	495,903,122	4.63	0.15	1.60	6.20	7.75
VALIC Company II International Opportunities Fund	225,444,336	1.32	1.51	684,261,194	1.31	0.15	1.60	37.15	39.15
VALIC Company II Large Cap Value Fund	57,219,062	1.66	1.96	203,476,187	1.32	0.15	1.60	13.23	14.88
VALIC Company II Mid Cap Growth Fund	54,538,747	1.70	1.73	136,586,222	0.00	0.15	1.60	29.51	31.40
VALIC Company II Mid Cap Value Fund	134,638,078	1.83	1.92	876,439,667	0.57	0.15	1.60	12.66	14.30
VALIC Company II Moderate Growth Lifestyle Fund	273,875,279	1.53	1.74	927,236,654	2.12	0.15	1.60	11.81	13.44
VALIC Company II Small Cap Growth Fund	32,109,839	2.14	2.26	126,112,240	0.00	0.15	1.60	39.22	41.25
VALIC Company II Small Cap Value Fund	96,767,255	1.74	1.93	433,221,890	0.86	0.15	1.60	3.28	4.78
VALIC Company II Strategic Bond Fund	206,604,694	1.24	1.63	612,659,053	3.64	0.15	1.60	5.12	6.65
VALIC Company II U.S. Socially Responsible Fund	239,129,520	1.31	2.20	779,504,963	1.36	0.00	1.60	18.75	20.65
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,049,609	1.31	1.47	91,831,292	2.23	0.65	2.10	8.68	10.27
Vanguard LifeStrategy Growth Fund Investor Shares	94,056,973	1.60	2.86	250,146,680	2.22	0.85	2.10	16.74	18.21
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	101,919,583	1.46	1.54	255,132,358	2.24	0.65	2.10	12.66	14.30
Vanguard Long-Term Investment-Grade Fund Investor Shares	76,473,321	1.51	2.05	290,216,586	3.61	0.40	1.85	9.88	11.48
Vanguard Long-Term Treasury Fund Investor Shares	62,988,883	1.39	1.85	222,624,818	2.66	0.40	1.85	6.60	8.15
Vanguard Wellington Fund Investor Shares	426,658,543	1.24	1.69	1,988,511,026	2.48	0.00	2.10	12.35	14.72
Vanguard Windsor II Fund Investor Shares	397,426,878	1.73	1.93	1,798,668,358	1.97	0.65	2.10	14.36	16.03

53

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Holland Large Cap Growth Fund Investor Class	32,266,230	1.59	1.87	57,402,067	0.00	0.60	1.85	0.01	1.27
AST SA BlackRock Multi-Asset Income Portfolio Class 3	8,433		11.34	95,603	3.28		1.30		4.90
AST SA Wellington Capital Appreciation Portfolio Class 3	36,912	22.35	23.74	868,788	0.00	1.30	1.90	-0.18	0.42
AST SA Wellington Government and Quality Bond Portfolio Class 3	117,329	11.61	12.25	1,428,187	1.26	1.30	1.90	-2.67	-0.09
AST SA Wellington Natural Resources Portfolio Class 3	1,604		8.40	13,477	3.61		1.30		27.97
Ariel Appreciation Fund Investor Class	125,520,695	1.65	1.92	415,560,302	0.67	0.40	1.85	10.60	12.22
Ariel Fund Investor Class	127,747,087	1.70	1.81	438,241,476	0.29	0.40	1.85	13.45	15.10
FTVIP Franklin Allocation VIP Fund Class 2	266		13.16	3,499	3.54		1.30		11.72
FTVIP Franklin Income VIP Fund Class 2	46,142	13.38	14.17	645,658	5.09	1.30	1.90	11.88	12.55
Goldman Sachs VIT Government Money Market Fund Service Class	17,691	9.90	9.92	175,364	0.04	1.30	1.55	-1.00	-0.84
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	301,402,901	0.62	0.66	195,116,290	2.36	0.60	1.85	9.91	11.29
Invesco V.I. Comstock Fund Series II	56,339	15.82	16.70	931,540	1.47	1.30	1.90	14.79	15.48
Invesco V.I. Growth and Income Fund Series II	62,992	16.53	17.46	1,088,719	0.99	1.30	1.90	17.19	17.89
Lord Abbett Growth and Income Portfolio Class VC	6,154	14.58	14.86	91,268	2.67	1.30	1.55	15.32	15.61
SST SA Allocation Balanced Portfolio Class 3	34,416	14.14	14.40	491,121	1.74	1.30	1.55	3.62	3.88
SST SA Allocation Growth Portfolio Class 3	33,942	14.70	14.98	506,053	2.31	1.30	1.55	4.12	4.38
SST SA Allocation Moderate Growth Portfolio Class 3	52,648	13.96	14.39	739,763	1.76	1.30	1.65	3.93	4.29
SST SA Allocation Moderate Portfolio Class 3	56,236	14.24	14.49	803,369	1.87	1.30	1.55	3.95	4.21
SST SA Wellington Real Return Portfolio Class 3	45,485	10.98	11.46	515,635	0.00	1.30	1.90	1.75	2.36
SAST SA AB Growth Portfolio Class 3	11,303	19.08	19.74	222,745	0.00	1.30	1.65	0.88	1.24
SAST SA AB Small & Mid Cap Value Portfolio Class 3	16,090	20.38	21.51	342,554	0.17	1.30	1.90	22.31	23.04
SAST SA American Funds Asset Allocation Portfolio Class 3	180,815	14.96	15.81	2,808,498	2.14	1.30	1.90	7.69	7.77
SAST SA American Funds Global Growth Portfolio Class 3	37,883	15.53	16.41	617,828	2.01	1.30	1.90	-1.54	-0.95
SAST SA American Funds Growth Portfolio Class 3	30,147	16.52	17.43	520,813	0.35	1.30	1.90	7.13	7.77
SAST SA American Funds Growth-Income Portfolio Class 3	58,048	16.22	16.70	967,240	1.43	1.30	1.65	9.39	9.78
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,625,830	12.27	12.44	20,214,005	0.77	1.30	1.65	5.26	5.62
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	1,113,436	10.37	10.40	11,580,535	0.06	1.30	1.65	3.67	4.01
SAST SA Boston Company Capital Growth Portfolio Class 3	27,812	14.39	15.26	420,253	0.00	1.30	1.90	0.18	0.78
SAST SA Columbia Technology Portfolio Class 3	3,283	19.91	20.30	66,469	0.00	1.30	1.55	14.75	15.04
SAST SA DFA Ultra Short Bond Portfolio Class 3	22,197	8.69	8.96	209,131	0.00	1.30	1.65	-1.97	-1.63
SAST SA Dogs of Wall Street Portfolio Class 3	59,711	21.04	22.29	1,320,918	1.98	1.30	1.90	15.43	16.12
SAST SA Federated Corporate Bond Portfolio Class 3	126,890	15.97	16.88	2,115,527	3.91	1.30	1.90	4.29	7.08
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	4,272	12.41	12.65	53,937	2.05	1.30	1.55	6.70	6.96
SAST SA Franklin Small Company Value Portfolio Class 3	14,310	17.22	18.16	257,984	0.47	1.30	1.90	28.11	28.88
SAST SA Goldman Sachs Global Bond Portfolio Class 3	78,294	11.40	12.02	938,530	0.08	1.30	1.90	-0.95	-0.25
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,591		17.99	28,621	0.00		1.30		2.32
SAST SA Invesco VCP Equity-Income Portfolio Class 3	802,230	12.21	12.32	9,879,362	0.66	1.30	1.55	8.16	8.43
SAST SA Janus Focused Growth Portfolio Class 3	16,283	15.05	15.94	256,997	0.00	1.30	1.90	-3.54	-2.96
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	36,719	15.92	16.24	595,830	1.88	1.30	1.55	5.26	5.52
SAST SA JPMorgan Emerging Markets Portfolio Class 3	19,458	9.28	9.83	189,777	1.89	1.30	1.90	8.36	9.01
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,380	16.38	17.23	1,066,113	1.95	1.30	1.90	13.10	13.78
SAST SA JPMorgan Global Equities Portfolio Class 3	141		12.75	1,800	0.61		1.30		4.04
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	150,574	11.65	13.90	2,067,602	1.99	1.30	1.90	1.18	1.79
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,481	19.16	19.73	67,576	0.00	1.30	1.65	-1.68	-1.34
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	39,617	15.38	16.23	636,897	0.71	1.30	1.90	12.17	12.84
SAST SA MFS Blue Chip Growth Portfolio Class 3	30,624	16.11	17.05	518,139	0.45	1.30	1.90	4.09	4.72
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	54,991	16.99	18.04	981,427	0.73	1.30	1.90	6.33	6.97
SAST SA MFS Telecom Utility Portfolio Class 3	2,333	16.74	17.18	39,868	4.37	1.30	1.55	8.60	8.87
SAST SA MFS Total Return Portfolio Class 3	29,294	15.02	15.32	480,060	2.72	1.30	1.55	7.13	7.40
SAST SA Morgan Stanley International Equities Portfolio Class 3	51,515	9.41	9.96	508,712	1.08	1.30	1.90	-4.04	-3.46
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	51,588	16.39	17.33	889,133	0.57	1.30	1.90	9.29	9.95
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,270,952	11.22	11.37	14,441,076	0.00	1.30	1.65	5.04	5.40
SAST SA PineBridge High-Yield Bond Portfolio Class 3	22,591	14.13	15.01	330,929	8.15	1.30	1.90	13.00	16.44
SAST SA Putnam International Growth and Income Portfolio Class 3	10,671	8.41	8.69	91,918	0.71	1.30	1.65	-0.40	-0.05
SAST SA Schroders VCP Global Allocation Portfolio Class 3	553,684	10.82	10.84	6,003,699	0.00	1.30	1.55	8.19	8.45
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	890,030	10.55	10.59	9,423,063	0.34	1.30	1.65	6.72	6.82
SAST SA Templeton Foreign Value Portfolio Class 3	40,197	9.72	10.24	408,274	1.91	1.30	1.90	-0.74	-0.15
SAST SA VCP Dynamic Allocation Portfolio Class 3	3,549,403	11.77	12.12	43,002,007	1.75	1.30	1.90	2.55	3.16
SAST SA VCP Dynamic Strategy Portfolio Class 3	2,976,061	11.75	12.07	35,910,454	1.67	1.30	1.90	3.18	3.80
SAST SA WellsCap Aggressive Growth Portfolio Class 3	5,710	13.05	13.34	74,893	0.00	1.30	1.55	5.47	5.73
T Rowe Price Retirement 2015 Advisor Class	5,704,323	1.04	1.05	5,915,079	2.31	0.40	1.00	5.97	6.61
T Rowe Price Retirement 2020 Advisor Class	13,032,049	1.04	1.05	13,544,551	2.00	0.40	1.00	6.09	6.72
T Rowe Price Retirement 2025 Advisor Class	9,816,678	1.04	1.05	10,232,738	1.84	0.40	1.00	6.18	6.82
T Rowe Price Retirement 2030 Advisor Class	9,928,524	1.04	1.06	10,376,356	1.78	0.40	1.00	6.35	6.99
T Rowe Price Retirement 2035 Advisor Class	7,748,441		1.05	8,104,234	1.68	0.60	1.00	6.29	6.71
T Rowe Price Retirement 2040 Advisor Class	7,310,704	1.05	1.06	7,646,811	1.46	0.40	1.00	6.27	6.91

54

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
T Rowe Price Retirement 2045 Advisor Class	4,316,183	1.05	1.06	4,519,088	1.45	0.40	1.00	6.41	7.04
T Rowe Price Retirement 2050 Advisor Class	2,927,475	1.05	1.06	3,065,383	1.49	0.40	1.00	6.39	7.03
T Rowe Price Retirement 2055 Advisor Class	1,140,956	1.05	1.06	1,194,321	1.44	0.40	1.00	6.39	7.03
T Rowe Price Retirement 2060 Advisor Class	708,969	1.05	1.06	742,650	1.21	0.80	1.00	6.38	7.02
VALIC Company I Asset Allocation Fund	20,870,982	1.34	8.95	160,419,945	2.03	0.60	1.85	5.35	6.67
VALIC Company I Blue Chip Growth Fund	296,981,404	1.85	2.00	556,809,759	0.00	0.60	1.85	-0.99	0.25
VALIC Company I Capital Conservation Fund	38,515,466	1.08	4.19	144,459,223	2.05	0.60	1.85	0.40	1.66
VALIC Company I Core Equity Fund	64,571,955	1.52	1.69	236,958,128	1.08	0.40	1.85	10.65	12.26
VALIC Company I Dividend Value Fund	223,573,305	1.59	1.80	675,597,795	2.12	0.40	1.85	14.58	16.25
VALIC Company I Dynamic Allocation Fund	205,756,033	1.14	1.19	241,268,323	2.00	0.60	1.85	2.93	4.22
VALIC Company I Emerging Economies Fund	733,157,892	0.62	0.81	614,843,884	2.60	0.40	1.85	9.44	11.03
VALIC Company I Global Real Estate Fund	244,712,308	1.29	1.38	327,651,930	3.14	0.60	1.85	0.40	1.66
VALIC Company I Global Strategy Fund	214,909,453	1.27	1.97	406,455,323	6.06	0.60	1.85	3.37	4.66
VALIC Company I Government Money Market I Fund	163,996,811	0.90	1.00	324,004,925	0.01	0.40	1.85	-1.82	-0.39
VALIC Company I Government Securities Fund	31,411,762	1.05	4.02	109,583,866	2.43	0.60	1.85	-0.63	0.62
VALIC Company I Growth & Income Fund	27,491,527	1.63	4.17	105,060,295	1.24	0.60	1.85	9.19	10.56
VALIC Company I Growth Fund	483,872,585	1.60	1.65	866,903,856	0.64	0.40	1.85	2.87	4.37
VALIC Company I Health Sciences Fund	165,775,531	2.61	4.30	671,812,946	0.00	0.60	1.85	-12.13	-11.03
VALIC Company I Inflation Protected Fund	321,032,128	1.03	1.34	412,297,625	1.22	0.60	1.85	1.90	3.18
VALIC Company I International Equities Index Fund	481,966,613	1.03	2.00	871,140,427	2.67	0.60	1.85	-0.59	0.65
VALIC Company I International Government Bond Fund	62,101,781	0.97	1.26	181,845,967	2.55	0.40	1.85	1.81	3.29
VALIC Company I International Growth Fund	138,846,105	1.09	2.88	368,095,001	1.44	0.60	1.85	-4.53	-3.33
VALIC Company I International Socially Responsible Fund	64,573,236	1.30	1.46	382,685,355	1.89	0.40	1.85	4.99	6.52
VALIC Company I International Value Fund	581,021,306	0.97	1.07	752,759,884	2.21	0.40	1.85	10.05	11.65
VALIC Company I Large Cap Core Fund	60,196,973	1.81	2.48	142,972,826	3.44	0.60	1.85	6.63	7.96
VALIC Company I Large Capital Growth Fund	207,313,236	1.43	1.47	368,041,985	0.89	0.40	1.85	4.21	5.72
VALIC Company I Mid Cap Index Fund	163,461,466	1.77	1.98	3,198,448,688	1.19	0.40	1.85	18.42	20.14
VALIC Company I Mid Cap Strategic Growth Fund	110,264,905		1.39	230,093,583	0.00	0.40	1.85	7.68	9.25
VALIC Company I Nasdaq-100 Index Fund	225,863,789	1.40	2.05	299,014,678	0.65	0.60	1.85	4.82	6.13
VALIC Company I Science & Technology Fund	179,094,645	1.78	1.94	920,374,886	0.00	0.40	1.85	5.37	6.90
VALIC Company I Small Cap Aggressive Growth Fund	49,417,602	1.57	2.25	106,752,000	0.00	0.60	1.85	-0.07	1.19
VALIC Company I Small Cap Fund	63,357,719	1.65	1.79	315,020,335	0.20	0.40	1.85	13.18	14.83
VALIC Company I Small Cap Index Fund	161,282,233	1.67	1.77	1,056,873,669	1.19	0.40	1.85	18.96	20.70
VALIC Company I Small Cap Special Values Fund	124,786,134	1.80	2.05	245,467,708	1.42	0.60	1.85	27.47	29.07
VALIC Company I Small Mid Growth Fund	62,534,119	1.42	1.65	99,380,094	0.00	0.60	1.85	-1.61	-0.37
VALIC Company I Stock Index Fund	438,663,027	1.77	81.66	3,985,297,949	2.44	0.33	1.85	9.56	11.23
VALIC Company I Systematic Value Fund	24,571,826	1.71	1.99	46,787,694	1.39	0.60	1.85	11.76	13.17
VALIC Company I Value Fund	41,890,640	1.64	2.30	91,300,280	1.48	0.60	1.85	11.24	12.63
VALIC Company II Aggressive Growth Lifestyle Fund	179,473,955	1.43	3.17	530,487,019	2.06	0.35	1.60	7.06	8.40
VALIC Company II Capital Appreciation Fund	20,863,767	1.68	1.87	36,509,166	0.38	0.35	1.60	0.44	1.70
VALIC Company II Conservative Growth Lifestyle Fund	118,462,070	1.25	2.94	323,748,368	2.78	0.35	1.60	4.95	6.27
VALIC Company II Core Bond Fund	449,371,836	1.11	1.47	892,797,494	2.08	0.15	1.60	1.80	3.29
VALIC Company II Government Money Market II Fund	109,867,124	0.91	1.30	134,153,010	0.01	0.35	1.60	-1.58	-0.34
VALIC Company II High Yield Bond Fund	168,773,678	1.27	2.87	449,284,525	4.03	0.35	1.60	11.11	12.50
VALIC Company II International Opportunities Fund	229,789,203	1.10	2.35	504,126,294	1.11	0.35	1.60	-2.13	-0.90
VALIC Company II Large Cap Value Fund	66,351,638	1.73	3.34	203,980,017	1.10	0.35	1.60	15.22	16.66
VALIC Company II Mid Cap Growth Fund	52,595,301	1.33	2.05	100,676,950	0.00	0.35	1.60	3.02	4.31
VALIC Company II Mid Cap Value Fund	160,086,694	1.63	1.68	919,346,687	0.26	0.15	1.60	12.26	13.89
VALIC Company II Moderate Growth Lifestyle Fund	280,843,771	1.37	3.22	842,935,369	2.20	0.35	1.60	6.69	8.02
VALIC Company II Small Cap Growth Fund	27,036,435	1.54	2.99	75,435,259	0.00	0.35	1.60	6.13	7.46
VALIC Company II Small Cap Value Fund	116,675,370	1.69	1.85	502,254,358	1.10	0.15	1.60	28.01	29.88
VALIC Company II Strategic Bond Fund	210,077,767	1.18	3.01	585,263,049	4.06	0.35	1.60	6.46	7.79
VALIC Company II U.S. Socially Responsible Fund	268,366,950	1.86	2.94	734,092,410	1.38	0.35	1.60	8.90	10.27
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	42,667,897	1.21	2.19	87,064,491	2.23	0.85	2.10	3.71	5.01
Vanguard LifeStrategy Growth Fund Investor Shares	96,702,868	1.37	2.42	218,344,085	2.26	0.85	2.10	6.08	7.41
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	102,772,385	1.30	2.36	226,264,382	2.23	0.85	2.10	4.91	6.23
Vanguard Long-Term Investment-Grade Fund Investor Shares	85,760,846	1.37	1.84	293,362,656	4.90	0.40	1.85	5.84	7.38
Vanguard Long-Term Treasury Fund Investor Shares	73,586,886	1.30	1.71	241,608,557	2.79	0.40	1.85	-0.66	0.79
Vanguard Wellington Fund Investor Shares	439,520,652	1.50	1.66	1,818,946,852	2.58	0.65	2.10	8.71	10.30
Vanguard Windsor II Fund Investor Shares	431,195,785	1.49	1.69	1,694,716,004	2.41	0.65	2.10	11.06	12.68

55

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investme	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
					Ratio
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	(%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Holland Large Cap Growth Fund Investor Class	36,402,733	1.59	1.85	64,145,435	0.00	0.40	1.85	4.40	5.71
AST SA Wellington Capital Appreciation Portfolio Class 3	18,110	22.39	23.64	419,241	0.00	1.30	1.90	123.85	136.42
AST SA Wellington Government and Quality Bond Portfolio Class 3	26,489	11.72	12.26	321,685	1.54	1.30	1.90	22.58	31.52
Ariel Appreciation Fund Investor Class	126,206,611	1.49	1.71	374,596,539	0.98	0.40	1.85	-7.94	-6.59
Ariel Fund Investor Class	139,623,723	1.50	1.57	419,230,749	0.64	0.40	1.85	-5.86	-4.48
FTVIP Franklin Income VIP Fund Class 2	37,745	11.95	12.59	470,259	0.00	1.30	1.90	19.55	25.90
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	420,762,909	0.56	0.59	245,672,269	0.00	0.40	1.85	-18.00	-16.97
Invesco V.I. Comstock Fund Series II	18,575	13.79	14.46	265,303	2.49	1.30	1.90	37.85	44.64
Invesco V.I. Growth and Income Fund Series II	20,145	14.10	14.81	294,368	3.86	1.30	1.90	41.05	48.07
Lord Abbett Growth and Income Portfolio Class VC	799	12.64	12.85	10,147	0.00	1.30	1.90	26.42	28.51
SST SA Allocation Balanced Portfolio Class 3	4,272		13.65	58,297	2.67	1.30	1.90		36.48
SST SA Allocation Growth Portfolio Class 3	13,530	14.11	14.35	193,914	2.87	1.30	1.90	41.14	43.47
SST SA Allocation Moderate Growth Portfolio Class 3	36,024	13.43	13.79	484,576	2.77	1.30	1.90	34.35	37.94
SST SA Allocation Moderate Portfolio Class 3	2,515		13.70	34,448	2.61	1.30	1.90		36.99
SST SA Wellington Real Return Portfolio Class 3	11,926	10.79	11.19	131,683	6.79	1.30	1.90	7.88	11.91
SAST SA AB Growth Portfolio Class 3	3,638		19.49	70,932	0.00	1.30	1.90		94.95
SAST SA AB Small & Mid Cap Value Portfolio Class 3	4,448	16.66	17.48	76,754	0.46	1.30	1.90	66.63	74.78
SAST SA American Funds Asset Allocation Portfolio Class 3	6,262	14.29	14.68	89,751	2.63	1.30	1.90	42.85	46.77
SAST SA American Funds Global Growth Portfolio Class 3	10,098	15.78	16.57	165,932	0.88	1.30	1.90	57.78	65.68
SAST SA American Funds Growth Portfolio Class 3	11,930	15.42	16.17	191,834	1.06	1.30	1.90	54.21	61.69
SAST SA American Funds Growth-Income Portfolio Class 3	6,245	14.82	15.21	94,720	0.63	1.30	1.90	48.24	52.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	434,059	11.65	11.78	5,105,813	0.00	1.30	1.90	16.53	17.81
SAST SA Boston Company Capital Growth Portfolio Class 3	8,464	14.37	15.14	126,402	0.00	1.30	1.90	43.67	51.39
SAST SA Columbia Technology Portfolio Class 3	1,568	17.35	17.65	27,645	0.00	1.30	1.90	73.47	76.48
SAST SA DFA Ultra Short Bond Portfolio Class 3	5,360		9.11	51,222	0.00	1.30	1.90		-8.88
SAST SA Dogs of Wall Street Portfolio Class 3	9,124	18.23	19.19	173,246	2.14	1.30	1.90	82.27	91.95
SAST SA Federated Corporate Bond Portfolio Class 3	21,890	15.32	15.77	339,016	5.87	1.30	1.90	28.68	57.66
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,039	11.63	11.83	12,294	1.56	1.30	1.90	16.32	18.29
SAST SA Franklin Small Company Value Portfolio Class 3	5,641	13.44	14.09	78,711	0.10	1.30	1.90	34.43	40.91
SAST SA Goldman Sachs Global Bond Portfolio Class 3	12,116	11.51	12.05	146,688	0.00	1.30	1.90	20.51	53.25
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,178		17.59	20,723	0.00	1.30	1.90		75.86
SAST SA Invesco VCP Equity-Income Portfolio Class 3	388,539	11.25	11.36	4,413,177	0.23	1.30	1.90	12.54	13.60
SAST SA Janus Focused Growth Portfolio Class 3	6,677	15.60	16.43	108,366	0.00	1.30	1.90	55.98	64.29
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,276	15.12	15.39	111,895	0.00	1.30	1.90	51.22	53.86
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,195	8.57	9.02	55,196	2.46	1.30	1.90	-14.34	-9.84
SAST SA JPMorgan Equity-Income Portfolio Class 3	18,540	14.48	15.14	277,641	2.24	1.30	1.90	44.79	51.42
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	43,211	13.15	13.66	584,142	1.53	1.30	1.90	15.13	36.56
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,747	19.49	20.00	54,015	0.00	1.30	1.90	94.85	99.98
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	11,953	13.71	14.38	169,776	0.33	1.30	1.90	37.13	43.80
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,778	15.48	16.28	108,678	0.23	1.30	1.90	54.77	62.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	17,316	15.98	16.87	287,880	0.85	1.30	1.90	59.78	68.67
SAST SA MFS Telecom Utility Portfolio Class 3	103		15.42	1,580	0.00	1.30	1.90		54.18
SAST SA MFS Total Return Portfolio Class 3	3,990	14.02	14.26	56,180	0.80	1.30	1.90	40.21	42.60
SAST SA Morgan Stanley International Equities Portfolio Class 3	9,898	9.81	10.32	100,711	2.60	1.30	1.90	-1.93	3.17
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	29,518	15.00	15.77	463,457	0.66	1.30	1.90	50.01	57.65
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	344,855	10.68	10.78	3,718,549	0.00	1.30	1.90	6.84	7.84
SAST SA PineBridge High-Yield Bond Portfolio Class 3	6,644	12.51	12.89	84,312	7.00	1.30	1.90	25.09	28.93
SAST SA Templeton Foreign Value Portfolio Class 3	10,671	9.79	10.26	108,148	2.85	1.30	1.90	-2.11	2.58
SAST SA VCP Dynamic Allocation Portfolio Class 3	1,807,599	11.47	11.75	21,227,843	1.14	1.30	1.90	14.73	17.49
SAST SA VCP Dynamic Strategy Portfolio Class 3	1,617,157	11.38	11.63	18,800,023	0.95	1.30	1.90	13.85	16.29
T Rowe Price Retirement 2015 Advisor Class	2,030,235		0.98	1,985,993	3.11	0.60	1.00	-1.99	-1.95
T Rowe Price Retirement 2020 Advisor Class	6,826,146		0.98	6,686,524	3.10	0.60	1.00	-1.83	-1.65
T Rowe Price Retirement 2025 Advisor Class	5,003,166	0.98	0.99	4,910,708	2.75	0.60	1.00	-1.58	-1.46
T Rowe Price Retirement 2030 Advisor Class	5,022,682	0.98	0.99	4,933,109	2.64	0.60	1.00	-1.50	-1.40
T Rowe Price Retirement 2035 Advisor Class	3,261,843	0.98	0.99	3,208,718	2.30	0.60	1.00	-1.31	-1.24
T Rowe Price Retirement 2040 Advisor Class	3,590,937	0.98	0.99	3,533,166	2.21	0.60	1.00	-1.26	-1.23
T Rowe Price Retirement 2045 Advisor Class	1,960,919	0.98	0.99	1,929,081	1.98	0.60	1.00	-1.29	-1.24
T Rowe Price Retirement 2050 Advisor Class	1,077,585	0.98	0.99	1,060,101	2.17	0.60	1.00		-1.23
T Rowe Price Retirement 2055 Advisor Class	544,450	0.98	0.99	535,675	2.12	0.60	1.00	-1.24	-1.23
T Rowe Price Retirement 2060 Advisor Class	445,270	0.98	0.99	438,354	1.84	0.60	1.00	-1.23	-0.66
VALIC Company I Asset Allocation Fund	22,848,552	1.27	8.39	164,771,108	2.12	0.40	1.85	-2.28	-1.05
VALIC Company I Blue Chip Growth Fund	315,722,066	1.03	1.87	594,477,478	0.00	0.00	1.85	2.90	9.00
VALIC Company I Capital Conservation Fund	43,743,787	1.07	4.12	163,371,798	2.01	0.40	1.85	-1.64	-0.40
VALIC Company I Core Equity Fund	71,810,755	1.36	1.53	236,139,646	0.97	0.40	1.85	-3.65	-2.24
VALIC Company I Dividend Value Fund	199,846,204	1.37	1.57	523,407,251	2.21	0.40	1.85	-2.48	-1.05
VALIC Company I Dynamic Allocation Fund	221,754,558	1.10	1.15	250,654,035	0.00	0.40	1.85	-6.32	-5.14

56

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investme	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
					Ratio
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	(%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Emerging Economies Fund	660,910,371	0.56	0.74	501,780,320	2.35	0.40	1.85	-16.11	-14.88
VALIC Company I Global Real Estate Fund	275,159,684	1.29	1.36	363,703,122	2.70	0.40	1.85	-1.82	-0.58
VALIC Company I Global Strategy Fund	246,487,329	1.23	1.88	447,174,232	2.83	0.40	1.85	-6.50	-5.33
VALIC Company I Government Money Market I Fund	161,057,840	0.91	1.00	321,332,426	0.01	0.40	1.85	-1.82	-0.39
VALIC Company I Government Securities Fund	28,530,544	1.06	4.00	102,440,812	2.27	0.40	1.85	-1.04	0.21
VALIC Company I Growth & Income Fund	30,787,070	1.50	3.77	106,900,848	0.98	0.40	1.85	-1.92	-0.69
VALIC Company I Growth Fund	563,317,952	1.56	1.58	972,367,632	0.61	0.40	1.85	1.20	2.67
VALIC Company I Health Sciences Fund	198,619,038	2.97	4.84	908,213,668	0.00	0.40	1.85	10.59	11.98
VALIC Company I Inflation Protected Fund	349,403,515	0.82	1.01	436,497,104	1.93	0.00	1.85	-17.70	-4.79
VALIC Company I International Equities Index Fund	479,975,167	1.03	1.99	865,679,376	3.64	0.40	1.85	-2.82	-1.60
VALIC Company I International Government Bond Fund	51,940,666	0.96	1.22	147,455,407	2.62	0.40	1.85	-5.10	-3.71
VALIC Company I International Growth Fund	161,609,345	1.15	2.98	445,479,501	1.57	0.40	1.85	-2.31	-1.08
VALIC Company I International Socially Responsible Fund	63,101,430	1.22	1.39	351,899,865	2.16	0.40	1.85	-2.16	-0.73
VALIC Company I International Value Fund	629,024,693	0.82	0.97	734,683,542	2.91	0.00	1.85	-17.70	-9.01
VALIC Company I Large Cap Core Fund	70,024,026	1.70	2.29	154,650,837	1.08	0.40	1.85	1.16	2.43
VALIC Company I Large Capital Growth Fund	225,298,744	1.35	1.41	380,367,232	0.56	0.40	1.85	-1.84	-0.41
VALIC Company I Mid Cap Index Fund	171,943,269	1.49	1.65	2,837,815,823	1.06	0.40	1.85	-4.29	-2.89
VALIC Company I Mid Cap Strategic Growth Fund	122,905,459	1.27	1.29	236,154,244	0.00	0.40	1.85	-4.41	-3.01
VALIC Company I Nasdaq-100 Index Fund	230,783,788	1.32	1.95	288,931,614	0.91	0.40	1.85	7.19	8.54
VALIC Company I Science & Technology Fund	193,307,934	1.69	1.81	934,907,487	0.00	0.40	1.85	5.90	7.45
VALIC Company I Small Cap Aggressive Growth Fund	53,883,079	1.57	2.22	115,361,847	0.00	0.40	1.85	-0.36	0.89
VALIC Company I Small Cap Fund	69,598,178	1.46	1.56	302,832,444	0.00	0.40	1.85	-6.53	-5.16
VALIC Company I Small Cap Index Fund	168,425,599	1.40	1.47	916,967,370	1.10	0.40	1.85	-6.23	-4.86
VALIC Company I Small Cap Special Values Fund	124,945,522	1.41	1.58	191,258,568	1.00	0.40	1.85	-5.98	-4.80
VALIC Company I Small Mid Growth Fund	75,232,723	1.45	1.66	120,360,724	0.00	0.40	1.85	-2.46	-1.23
VALIC Company I Stock Index Fund	469,712,564	1.62	73.41	3,864,262,592	1.62	0.33	1.85	-0.80	0.72
VALIC Company I Systematic Value Fund	27,164,348	1.53	1.76	45,883,915	1.75	0.40	1.85	-3.14	-1.92
VALIC Company I Value Fund	46,550,338	1.47	2.04	90,361,531	1.53	0.40	1.85	-4.95	-3.76
VALIC Company II Aggressive Growth Lifestyle Fund	186,171,483	1.34	2.92	509,379,160	1.64	0.15	1.60	-2.47	-1.24
VALIC Company II Capital Appreciation Fund	23,015,325	1.67	1.84	39,744,607	0.32	0.15	1.60	4.12	5.43
VALIC Company II Conservative Growth Lifestyle Fund	122,366,806	1.19	2.76	315,811,195	2.26	0.15	1.60	-2.92	-1.70
VALIC Company II Core Bond Fund	478,175,881	0.99	1.09	931,326,862	1.96	0.00	1.60	-1.78	-1.47
VALIC Company II Government Money Market II Fund	137,896,669	0.92	1.31	169,405,376	0.01	0.15	1.60	-1.58	-0.34
VALIC Company II High Yield Bond Fund	151,445,812	1.14	2.55	357,920,693	4.76	0.15	1.60	-5.19	-4.00
VALIC Company II International Opportunities Fund	268,732,142	1.13	2.37	596,947,798	1.29	0.15	1.60	6.76	8.10
VALIC Company II Large Cap Value Fund	65,553,811	1.50	2.87	175,268,726	1.36	0.15	1.60	-4.33	-3.12
VALIC Company II Mid Cap Growth Fund	70,382,216	1.29	1.97	129,610,284	0.00	0.15	1.60	-2.51	-1.28
VALIC Company II Mid Cap Value Fund	164,205,676	1.45	1.48	832,661,394	0.21	0.15	1.60	-2.98	-1.56
VALIC Company II Moderate Growth Lifestyle Fund	284,833,140	1.28	2.98	794,250,082	1.84	0.15	1.60	-2.52	-1.30
VALIC Company II Small Cap Growth Fund	31,398,820	1.45	2.78	81,854,214	0.00	0.15	1.60	-2.80	-1.57
VALIC Company II Small Cap Value Fund	127,729,895	1.32	1.42	426,134,704	0.61	0.15	1.60	-8.00	-6.66
VALIC Company II Strategic Bond Fund	216,272,613	1.11	2.79	561,958,294	3.67	0.15	1.60	-3.49	-2.28
VALIC Company II U.S. Socially Responsible Fund	292,339,882	1.70	2.49	730,244,847	1.12	0.00	1.60	-0.49	0.36
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	42,527,347	1.17	2.08	82,922,231	2.16	0.65	2.10	-2.25	-1.02
Vanguard LifeStrategy Growth Fund Investor Shares	97,409,481	1.29	2.25	205,501,987	2.10	0.65	2.10	-3.23	-2.01
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	106,333,540	1.24	2.22	221,140,490	2.13	0.65	2.10	-2.64	-1.41
Vanguard Long-Term Investment-Grade Fund Investor Shares	73,061,910	1.30	1.71	233,832,782	4.64	0.40	1.85	-4.00	-2.60
Vanguard Long-Term Treasury Fund Investor Shares	71,630,465	1.31	1.70	234,777,345	2.78	0.40	1.85	-3.35	-1.93
Vanguard Wellington Fund Investor Shares	458,029,060	0.97	1.38	1,739,836,354	2.58	0.00	2.10	-2.02	-0.59
Vanguard Windsor II Fund Investor Shares	471,076,938	1.32	1.52	1,656,936,168	2.18	0.65	2.10	-5.23	-3.84

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

57

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7.Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2020, the date the financial statements were issued. While sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 ("Coronavirus"), the current economic volatility and environment may adversely impact net assets for each sub-account.

58

The Variable Annuity Life Insurance Company

Audited Statutory Financial Statements

At December 31, 2019 and 2018 and

for each of the three years ended December 31, 2019

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

		Page
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report		2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2019 and 2018		4
Statutory Statements of Operations for the Years Ended December 31, 2019, 2018 and 2017		6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2019, 2018 and
	2017	7
Statutory Statements of Cash Flows for the Years Ended December 31, 2019, 2018 and 2017		8
NOTES TO STATUTORY FINANCIAL STATEMENTS
1.	Nature of Operations	9
2.	Summary of Significant Accounting Policies	9
3.	Investments	20
4.	Securities Lending and Repurchase Agreements	28
5.	Restricted Assets	32
6.	Subprime Mortgage Risk Exposure	32
7.	Derivatives	33

8.Information about Financial Instruments with Off-Balance Sheet Risk and

	Financial Instruments with Concentrations of Credit Risk	35
9.	Fair Value Measurements	36
10.	Aggregate Policy Reserves and Deposit Fund Liabilities	42
11.	Separate Accounts	43
12.	Reserves for Guaranteed Policy Benefits and Enhancements	45
13.	Reinsurance	46
14.	Federal Income Taxes	47
15.	Capital and Surplus	52
16.	Retirement Plans and Share-Based and Deferred Compensation Plans	53
17.	Debt	54
18.	Commitments and Contingencies	55
19.	Related Party Transactions	56
20.	Subsequent Events	60
21	Loan-Backed and Structured Security Impairments and Structured Notes
	Holdings	60
SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities		63
Supplemental Investment Risks Interrogatories		65
Supplemental Summary Investment Schedule		71

1

Report of Independent Auditors

To the

Board of Directors and Shareholder of

The Variable Annuity Life Insurance Company

We have audited the accompanying statutory financial statements of The Variable Annuity Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations

2

and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks

Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory- basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

3

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2019	2018
Admitted assets
Cash and investments
Bonds	$36,053	$35,775
Preferred stock	42	41
Common stock	116	21
Cash, cash equivalents and short-term investments	232	189
Mortgage loans	7,153	6,601
Real estate	5	29
Contract loans	576	609
Derivatives	248	213
Securities lending reinvested collateral assets	1,173	354
Other invested assets	1,039	962
Total cash and investments	46,637	44,794
Amounts receivable under reinsurance contracts	36	123
Deferred tax asset	72	49
Due and accrued investment income	615	618
Receivables from affiliates	89	166
Other assets	223	213
Separate account assets	38,158	32,491
Total admitted assets	$85,830	$78,454

See accompanying Notes to Statutory Financial Statements.

4

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2019	2018
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$37,001	$36,339
Liabilities for deposit-type contracts	5,442	5,238
Total policy reserves and contractual liabilities	42,443	41,577
Payable to affiliates	71	76
Interest maintenance reserve	111	83
Amounts withheld or retained by Company as agent or trustee and held for agents' account	28	27
Federal income taxes payable	32	57
Payable for securities lending	1,167	359
Repurchase agreements	15	39
Collateral for derivatives program	297	181
Accrued expenses and other liabilities	114	220
Net transfers to separate accounts due or accrued	197	114
Asset valuation reserve	597	541
Separate account liabilities	38,158	32,491
Total liabilities	83,230	75,765
Commitments and contingencies (see Note 18)
Capital and surplus
Common stock, $1 par value; 5,000,000 shares authorized; 3,575,000 issued and outstanding	4	4
Other than special deficit funds	(3)	(3)
Gross paid-in and contributed surplus	2,263	2,263
Unassigned surplus	336	425
Total capital and surplus	2,600	2,689
Total liabilities and capital and surplus	$85,830	$78,454

See accompanying Notes to Statutory Financial Statements.

5

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2019	2018	2017
Revenues
Premiums and annuity considerations	$4,619	$4,617	$4,203
Net investment income	2,154	2,189	2,080
Amortization of interest maintenance reserve	26	33	26
Reserve adjustments on reinsurance ceded	(40)	499	-
Commissions and expense allowances	-	1	-
Separate account fees	407	363	350
Other income	230	243	230
Total revenues	7,396	7,945	6,889
Benefits and expenses
Annuity benefits	608	538	535
Surrender benefits	6,297	6,448	5,700
Other benefits	187	103	156
Change in reserves	657	537	507
Commissions	173	182	164
General insurance expenses	365	333	265
Net transfers from separate accounts	(1,667)	(1,200)	(1,513)
Other expenses	113	119	117
Total benefits and expenses	6,733	7,060	5,931
Net gain from operations before federal income taxes	663	885	958
Federal income tax expense	303	189	218
Net gain from operations	360	696	740
Net realized capital gains (losses), net of tax	71	(14)	(100)
Net income	$431	$682	$640
See accompanying Notes to Statutory Financial Statements.

6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

		Other Than
		Special	Gross Paid-
		Surplus	In and		Total
	Common	(Deficit)	Contributed	Unassigned	Capital and
(in millions)	Stock	Funds	Surplus	Surplus	Surplus
Balance, January 1, 2017	$4	$(3)	$2,286	$101	$2,388
Net income	-	-	-	640	640
Change in net unrealized capital gains (losses)	-	-	-	(8)	(8)
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	88	88
Change in deferred tax	-	-	-	(255)	(255)
Change in non-admitted assets	-	-	-	234	234
Change in reserve on account of change in valuation basis	-	-	-	(5)	(5)
Change in asset valuation reserve	-	-	-	28	28
Change in surplus from separate accounts	-	-	-	4	4
Other changes in surplus in separate accounts	-	-	-	(4)	(4)
Dividends to stockholder	-	-	-	(346)	(346)
Return of capital	-	-	(23)	-	(23)
Prior period corrections (see Note 2)	-	-	-	73	73
Other changes	-	-	-	(14)	(14)
Balance, December 31, 2017	$4	$(3)	$2,263	$536	$2,800
Net income	-	-	-	682	682
Change in net unrealized capital gains (losses)	-	-	-	41	41
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	(73)	(73)
Change in deferred tax	-	-	-	(16)	(16)
Change in non-admitted assets	-	-	-	(81)	(81)
Change in asset valuation reserve	-	-	-	(15)	(15)
Change in surplus from separate accounts	-	-	-	-	-
Other changes in surplus in separate accounts	-	-	-	-	-
Dividends to stockholder	-	-	-	(649)	(649)
Balance, December 31, 2018	$4	$(3)	$2,263	$425	$2,689
Net income	-	-	-	431	431
Change in net unrealized capital gains (losses)	-	-	-	(3)	(3)
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	59	59
Change in deferred tax	-	-	-	260	260
Change in non-admitted assets	-	-	-	(125)	(125)
Change in asset valuation reserve	-	-	-	(56)	(56)
Change in surplus from separate accounts	-	-	-	52	52
Other changes in surplus in separate accounts	-	-	-	(52)	(52)
Cumulative effect of changes in accounting principles	-	-	-	(28)	(28)
Dividends to stockholder	-	-	-	(622)	(622)
Prior period corrections (see Note 2)	-	-	-	(5)	(5)
Balance, December 31, 2019	$4	$(3)	$2,263	$336	$2,600

See accompanying Notes to Statutory Financial Statements.

7

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2019	2018	2017
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$4,619	$5,209	$4,203
Net investment income collected	2,015	1,861	1,849
Other income	598	526	576
Total revenue received	7,232	7,596	6,628
Benefits paid	7,005	7,210	6,386
Net transfers from separate accounts	(1,750)	(1,332)	(1,518)
Commissions and expenses paid	655	635	554
Federal income taxes paid	362	139	240
Total benefits and expenses paid	6,272	6,652	5,662
Net cash provided by operations	960	944	966
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	6,653	8,272	9,315
Stocks	19	1	1
Mortgage loans	619	467	1,303
Real estate	39	-	27
Other invested assets	507	869	3,306
Miscellaneous proceeds	206	203	112
Total proceeds from investments sold, matured or repaid	8,043	9,812	14,064
Cost of investments acquired:
Bonds	6,711	8,425	9,441
Stocks	41	9	4
Mortgage loans	1,146	1,301	2,054
Real estate	1	-	38
Other invested assets	606	478	3,195
Securities lending reinvested collateral assets	819	-	-
Miscellaneous purchases	-	6	78
Total cost of investments acquired	9,324	10,219	14,810
Net adjustment in contract loans	(33)	(44)	(30)
Net cash used in investing activities	(1,248)	(363)	(716)
Cash from financing and miscellaneous sources
Cash provided (applied):
Return of capital	-	-	(23)
Net deposits on deposit-type contracts	61	264	146
Dividends to Parent	(622)	(649)	(346)
Change in securities lending payable	808	112	2
Other, net	84	(254)	(36)
Net cash provided (used) in financing and miscellaneous activities	331	(527)	(257)
Net increase in cash, cash equivalents and short-term investments	43	54	(7)
Cash, cash equivalents and short-term investments at beginning of year	189	135	142
Cash, cash equivalents and short-term investments at end of year	$232	$189	$135

Non-cash investing/financing activities, excluded from above:
Non-cash transfer from Bonds to Stocks	$15	$-	$-
Non-cash transfer from Mortgage Loans to Real Estate – Reserve at Park Ten	15	-	-
Non-cash transfer from Other Invested Assets to Mortgage Loans	10	-	-
Non-cash Fortitude Re settlement	3	12	-
Non-cash transfer from Other Invested Assets to Stocks	2	-	-
Non-cash Pinebridge sale	-	59	-
Non-cash AIG Global Real Estate transactions	-	178	-

See accompanying Notes to Statutory Financial Statements.

8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company (VALIC or the Company) is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 50 states and the District of Columbia.

The Company is a leading provider of defined contribution retirement savings plans sponsored by education, not-for- profit and government organizations. Primary products include fixed and variable annuities, and mutual funds and plan administrative and compliance services. The Company utilizes career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual annuity deposits for any individual advisor in 2019 or 2018 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

In February 2018, VALIC and its U.S. life insurance company affiliates, American General Life Insurance Company (AGL) and The United States Life Insurance Company in the City of New York (USL) each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 13 – Reinsurance for further details relating to this agreement.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining

9

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

Effective December 31, 2017, VALIC received approval from the TDI to apply a permitted practice in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. The permitted practice allowed VALIC to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge was effective for certain interest rate swaps and swaptions that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps and swaptions that VALIC determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86. Upon adoption, the effect of the original permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors".

Upon expiration of the above permitted practice for swaps and swaptions subsequent to September 30, 2019, VALIC applied the guidance in SSAP No. 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased the Company's surplus by approximately $28 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to the Company's hedging instruments (swaps and swaptions) increased VALIC's surplus by approximately $60 million, primarily due to the recognition of unrealized gains. VALIC intends to begin prospectively accounting for the subject interest rate derivatives that hedge interest rate risk related to guaranteed minimum withdrawal benefits under SSAP 108 guidance effective April 1, 2020. The adoption of SSAP 108 will coincide with the implementation of the related reserve guidance in the NAIC Valuation Manual (VM) subsection 21 (VM 21), Requirements for Principle-Based Reserves for Variable Annuities.

The Insurance Commissioner of State of Texas has the right to permit other specific practices that deviate from prescribed practices.

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2019	2018	2017
NET INCOME
State basis		$431	$682	$640
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges - NII	86	-	-	6
Effective interest rate hedges - RG(L)		-	3	(3)
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	-	-	-
Net income, NAIC SAP		$431	$685	$643
SURPLUS
State basis		$2,600	$2,689	$2,800
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges	86	-	(35)	23
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	-	-	-
Statutory capital and surplus, NAIC SAP		$2,600	$2,654	$2,823

In the event VALIC had not employed any or all of these permitted and prescribed practices, VALIC's risk-based capital (RBC) would not have triggered a regulatory event.

10

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•application of other-than-temporary impairments (OTTI);

•estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•fair value measurements of certain financial assets; and

•policy reserves for life and annuity, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Risk-based capital (RBC) charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

11

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non- insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non- insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of

12

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2019.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is

13

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write- down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets amounted to $644 million and $519 million at December 31, 2019 and 2018, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43).

Policy reserves are established according to different methods.

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. $131 million in cash flow testing reserves were held at December 31, 2019.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB), which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of: (1) the contract holder's account value or (2) a GMDB, which varies by product. Depending on the product, the GMDB may

14

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3 percent per annum (subject to certain caps). Death benefits on GMDB policies reduce on a proportional basis when a partial withdrawal occurs. This applies to all contracts issued in states where the proportional GMDB is approved except where precluded by contract for a very limited number of groups. Prior to December 2003, the Company sold variable annuity contracts containing a GMDB where the death benefits reduce on a dollar-for-dollar basis when a partial withdrawal occurs.

The guaranteed minimum withdrawal benefit (GMWB) is a feature the Company offers on certain variable annuity products. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual stream of income payments for life or other specified period, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

In addition, the Company is a reinsurer for the guaranteed minimum income benefit (GMIB), GMWB and GMDB on certain variable annuities issued in Japan by MetLife Insurance K.K. (MetLife in Japan). The GMIB is an optional feature that guarantees that the income benefit upon annuitization will not be less than the guaranteed income benefit even if the accumulation value of the contract falls to zero. New business under these reinsurance agreements was no longer accepted after March 31, 2009.

All direct and assumed GMIB, GMWB and GMDB benefits are included in the calculation of the policy reserves for variable annuities pursuant to AG 43.

AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with guaranteed death and living benefits. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2019, one out-of-period error was identified and corrected, which increased reserves relating to fixed indexed annuities due to an incorrect application of incident rates and decreased unassigned surplus by $5 million.

There was no correction of errors related to prior period in 2018.

In 2017, certain prior year errors were identified and corrected, which increased unassigned surplus by $73 million on a pre-tax basis or $48 million after tax. The most significant of these were decreases in reserves for fixed index annuities.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 – 6" by the NAIC,

16

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to- maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation

18

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

19

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

		Gross	Gross
	Statement	Unrealized	Unrealized
(in millions)	Value	Gains	Losses	Fair Value
December 31, 2019
Bonds:
U.S. government obligations	$678	$82	$(2)	$758
All other governments	1,102	100	(6)	1,196
States, territories and possessions	315	26	(1)	340
Political subdivisions of states, territories and possessions	191	28	-	219
Special revenue	3,798	226	(8)	4,016
Industrial and miscellaneous	28,685	1,932	(86)	30,531
Hybrid securities	136	13	-	149
Bank loans	1,148	2	(19)	1,131
Total bonds	36,053	2,409	(122)	38,340
Preferred stock	42	16	-	58
Common stock*	116	-	-	116
Total equity securities	158	16	-	174
Total	$36,211	$2,425	$(122)	$38,514
December 31, 2018
Bonds:
U.S. government obligations	$631	$56	$(9)	$678
All other governments	1,197	16	(40)	1,173
States, territories and possessions	278	5	(5)	278
Political subdivisions of states, territories and possessions	168	12	(1)	179
Special revenue	3,706	70	(86)	3,690
Industrial and miscellaneous	28,396	822	(649)	28,569
Hybrid securities	104	4	(1)	107
Bank loans	1,295	2	(22)	1,275
Total bonds	35,775	987	(813)	35,949
Preferred stock	41	5	-	46
Common stock*	21	-	-	21
Total equity securities	62	5	-	67
Total	$35,837	$992	$(813)	$36,016

*At December 31, 2019, the Company held $97 million of investments in affiliates. At December 31, 2018, the Company had no net investments in the common stock of affiliates.

 Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by

20

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
Bonds:
U.S. government obligations	$103	$(2)	$-	$-	$103	$(2)
All other governments	21	-	27	(5)	48	(5)
States, territories and possessions	33	(1)	-	-	33	(1)
Political subdivisions of states, territories and possessions	5	-	-	-	5	-
Special revenue	346	(7)	137	(1)	483	(8)
Industrial and miscellaneous	1,842	(54)	792	(34)	2,634	(88)
Hybrid securities	7	-	1	-	8	-
Bank loans	877	(19)	-	-	877	(19)
Total bonds	3,234	(83)	957	(40)	4,191	(123)
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Total equity securities	-	-	-	-	-	-
Total	$3,234	$(83)	$957	$(40)	$4,191	$(123)
December 31, 2018
Bonds:
U.S. government obligations	$1	$-	$139	$(9)	$140	$(9)
All other governments	515	(16)	296	(24)	811	(40)
States, territories and possessions	168	(5)	21	-	189	(5)
Political subdivisions of states, territories and possessions	23	-	14	(1)	37	(1)
Special revenue	468	(11)	1,540	(74)	2,008	(85)
Industrial and miscellaneous	7,324	(282)	5,608	(373)	12,932	(655)
Hybrid securities	28	(1)	8	(1)	36	(2)
Bank loans	739	(22)	-	-	739	(22)
Total bonds	9,266	(337)	7,626	(482)	16,892	(819)
Preferred stock	-	-	-	-	-	-
Common stock	1	-	-	-	1	-
Total equity securities	1	-	-	-	1	-
Total	$9,267	$(337)	$7,626	$(482)	$16,893	$(819)

As of December 31, 2019 and 2018, the number of bonds and equity securities in an unrealized loss position was 660 and 2,181, respectively. Bonds comprised 656 of the total of which 157 were in a continuous loss position greater than 12 months at December 31, 2019. Bonds comprised 2,177 of the total of which 799 were in a continuous loss position greater than 12 months at December 31, 2018.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2019 and 2018, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2019
Due in one year or less	$938	$949
Due after one year through five years	4,794	4,904
Due after five years through ten years	7,344	7,829
Due after ten years	10,292	11,175
LBaSS	12,695	13,495
Total	$36,063	$38,352

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $88 million and $83 million at December 31, 2019 and 2018, respectively which is the fair value. At December 31, 2019 and 2018, the Company had no income excluded from due and accrued for bonds.

At December 31, 2019, the Company's bond portfolio included bonds totaling $1.3 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2018, the Company's bond portfolio included bonds totaling $2.6 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2019	2018
Consumer cyclical	21.4%	22.3%
Consumer Noncyclical	22.1	19.6
Energy	11.6	12.4
Capital Goods	10.4	-

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2019		December 31, 2018
	Statement		Statement
(in millions)	Value	Fair Value	Value	Fair Value
Loan-backed and structured securities	$12,695	$13,495	$14,133	$14,612

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019 and 2018, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2019 and 2018, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2019, 2018 and 2017, the Company recognized total OTTI of $8.1 million, $15 million and $17 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2019 and 2018, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
LBaSS	$1,170	$(18)	$554	$(10)	$1,724	$(28)
December 31, 2018
LBaSS	$2,266	$(41)	$2,860	$(129)	$5,126	$(170)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2019	2018
Balance, beginning of year	$429	$529
Increases due to:
Credit impairment on new securities subject to impairment losses	4	6
Additional credit impairment on previously impaired investments	4	9
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	49	115
Balance, end of year	$388	$429

See Note 21 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2019.

Mortgage Loans

Mortgage loans had outstanding principal balances of $7.2 billion and $6.7 billion at December 31, 2019 and 2018, respectively. Contractual interest rates range from 1.75 percent to 8.55 percent. The mortgage loans at December 31, 2019 had maturity dates ranging from 2020 to 2055.

23

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

	December 31,
	2019	2018
Geographic distribution:
Mid-Atlantic	31.5%	29.6%
Pacific	19.0	20.8
Foreign	15.3	13.6
South Atlantic	12.4	12.8
West South Central	5.9	6.3
East North Central	6.4	6.2
New England	5.5	6.1
Mountain	3.2	3.6
East South Central	0.6	0.7
West North Central	0.2	0.3
Total	100.0%	100.0%
Property type distribution:
Multi-family	34.2%	29.5%
Office	27.2	26.7
Retail	17.3	19.4
Hotel/Motel	8.6	9.4
Industrial	5.0	5.5
Other	7.7	9.5
Total	100.0%	100.0%

At December 31, 2019, there were 121 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 74 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2019 and 2018:

		Years Ended December 31,
	2019			2018
(in millions)	Maximum	Minimum	Maximum		Minimum
Multi-family	5.42%	2.05%	5.68%		2.05%
Retail	6.36	6.36	5.48		3.82
Office	4.66	1.75	5.10		3.66
Hotel	-	-	4.80		4.40
Industrial	-	-	2.11		2.11
Other	5.74	2.99	5.51		2.10

The Company did not reduce any interest rates during 2019 and 2018.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 85.0 percent and 95.0 percent in 2019 and 2018, respectively.

At December 31, 2019, the Company held $15 million in impaired mortgages with no related allowances for credit losses and $15 million in impaired loans without a related allowance. At December 31, 2018, the Company held no impaired mortgages with or without related allowances for credit losses. The Company's average recorded investment in impaired loans was $7 million and $19 million, at December 31, 2019 and 2018, respectively. The Company recognized $1 million of interest income for 2019, no interest income for 2018 and $2 million in 2017. The Company recognizes interest income on its impaired mortgage loans upon receipt.

24

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

		December 31,
(in millions)	2019	2018	2017
Balance, beginning of year	$49	$43	$44
Additions (reductions) charged to unrealized capital loss	-	6	5
Direct write-downs charged against allowance	(2)	-	(6)
Balance, end of year	$47	$49	$43

During 2019, the Company derecognized $15 million mortgage loans and recognized $15 million real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

		December 31,
(in millions)		2019	2018
Current		$7,149	$6,600
30	- 59 days past due	2	1
60	- 89 days past due	1	-
90	- 179 days past due	-	-
Greater than 180 days past due		1	-
Total		$7,153	$6,601

At December 31, 2019 and 2018, the Company had mortgage loans outstanding under participant or co-lender agreements of $5.3 billion and $4.9 billion, respectively.

In addition, the Company had $15 million in restructured loans for 2019 and had no restructured loans at December 31, 2018.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2019 and 2018. In 2019, the Company had no outstanding commitment to debtors that hold loans with restructured terms. In 2018, the Company had no outstanding commitment to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company's investment in real estate:

	December 31,
(in millions)	2019	2018
Properties occupied by the Company	$5	$4
Properties held for production of income	-	-
Properties held for sale	-	25
Total	$5	$29

In 2019, the Company recognized $1 million loss on the sale of real estate property. In 2018 the Company did not recognize any gains or losses, and in 2017, the Company recognized $10 million in gains on the sale of real estate property. The Company did not recognize any impairment write-downs for 2019. The Company recognized $12 million

25

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

in impairment write-downs for its investments in real estate during 2018 and did not recognize any impairments write- downs during 2017.

Other Invested Assets

The following table presents the components of the Company's other invested assets:

	December 31,
(in millions)	2019	2018
Investments in limited liability companies	$253	$328
Investments in limited partnerships	519	372
Other unaffiliated investments	219	191
Receivable for securities	45	79
Initial margin for futures	4	4
Non-admitted assets	(1)	(12)
Total	$1,039	$962

The Company utilizes the look-through approach in valuing its investments in affiliated real estate investments which had an aggregate value of $265 million at December 31, 2019. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities including adjustments of SCA entities and/or non-SCA entities. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures and partnerships of $32 million, $19 million and $30 million during 2019, 2018 and 2017, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2019	2018	2017
Bonds	$1,735	$1,767	$1,585
Preferred stocks	2	2	2
Common stocks	1	-	-
Cash and short-term investments	25	2	1
Mortgage loans	303	296	255
Real estate	6	8	5
Contract loans	30	31	33
Derivatives	53	56	(24)
Investment income from affiliates	54	36	212
Other invested assets	35	61	82
Gross investment income	2,244	2,259	2,151
Investment expenses	(90)	(70)	(71)
Net investment income	$2,154	$2,189	$2,080

* Includes amounts for the occupancy of Company-owned property of $1 million in 2019, none in 2018 and $1 million in 2017.

26

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$70	$(64)	$(26)
Preferred stocks	3	-	-
Common stocks	(1)	-	-
Cash and short-term investments	-	2	(7)
Mortgage loans	(28)	(13)	(8)
Real estate	(1)	(12)	10
Derivatives	74	37	(93)
Other invested assets	41	10	(13)
Realized capital gains (losses)	158	(40)	(137)
Federal income tax (expense) benefit	(33)	8	48
Net (gains) losses transferred to IMR	(54)	18	(11)
Net realized capital gains (losses)	$71	$(14)	$(100)

During 2019, 2018 and 2017, the Company recognized $24 million, $44 million and $44 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2019	2018	2017
Proceeds	$2,900	$3,323	$2,493
Gross realized capital gains	$139	$35	$67
Gross realized capital losses	(39)	(60)	(26)
Net realized capital gains (losses)	$100	$(25)	$41

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$27	$(72)	$112
Preferred and common stocks	(30)	25	(2)
Mortgage loans	55	(45)	47
Derivatives	67	80	(70)
Other invested assets	(31)	(33)	24
Federal income tax benefit (expense)	(32)	13	(31)
Net change in unrealized gains (losses) of investments	$56	$(32)	$80

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(in millions)		(in millions)

	2019	2018	2019	2018	2019	2018
Bonds -AC	6	14	$17	$117	$17	$115
LB&SS -AC	-	-	-	-	-	-
Preferred Stock -AC	-	2	-	4	-	6
Preferred Stock -FV	-	-	-	-	-	-
Total	6	16	$17	$121	$17	$122

AC-Amortized Cost

FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2019 and 2018, the Company had bonds loaned with a fair value of approximately $1.1 billion and $351 million, respectively, to unaffiliated parties as part of the securities lending program. These loaned securities are classified as bonds on the Company's balance sheet.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
30 days or less	$218	$25
31 to 60 days	416	56
61 to 90 days	533	278
Greater than 90 days	-	-
Subtotal	1,167	359
Securities collateral received	-	-
Total collateral received	$1,167	$359

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$1,173	$1,173	$354	$354
Subtotal	1,173	1,173	354	354
Securities collateral received	-	-	-	-
Total collateral reinvested	$1,173	$1,173	$354	$354

Repurchase Agreements

At December 31, 2019 and 2018, bonds with a fair value of approximately $27 million and $40 million respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
Open positions	$-	$39
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	15	-
Subtotal	15	39
Securities collateral received	-	-
Total collateral received	$15	$39

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

			FIRST		SECOND		THIRD		FOURTH
(in millions)			QUARTER		QUARTER		QUARTER		QUARTER
a. Maximum Amount
1.	Open - No Maturity			$39		$28		$8	$37
2.	Overnight			15		9		5	37
3.	2 Days to 1 Week			4		22		-	15
4.	> 1 Week to 1 Month			-		-		-	-
5.	> 1 Month to 3 Months			-		-		-	-
6.	> 3 Months to 1 Year			-		-		-	-
7.	> 1	Year		-		-		-	-
b. Ending Balance
1.	Open - No Maturity			$20		$8		$7	$-
2.	Overnight			-		-		-	-
3.	2 Days to 1 Week			-		-		-	15
4.	> 1	Week to 1 Month		-		-		-	-
5.	> 1	Month to 3 Months		-		-		-	-
6.	> 3 Months to 1 Year			-		-		-	-
7.	> 1	Year		-		-		-	-

The following table presents the Company's liability to return collateral for the year ended December 31, 2019:

		FIRST		SECOND		THIRD		FOURTH
(in millions)		QUARTER		QUARTER		QUARTER		QUARTER
a. Maximum Amount
1.	Cash (Collateral - All)		$59		$59		$13	$89
2.	Securities Collateral (FV)		-		-		-	-
b. Ending Balance
1.	Cash (Collateral - All)		$20		$8		$7	$15
2.	Securities Collateral (FV)		-		-		-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$25	$27	$41	$40
Greater than three years	-	-	-	-
Subtotal	25	27	41	40
Securities collateral received	-	-	-	-
Total collateral reinvested	$25	$27	$41	$40

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		FIRST		SECOND		THIRD	FOURTH
(in millions)		QUARTER		QUARTER		QUARTER	QUARTER
a. Maximum Amount
1.	BACV		$-		$-	$-	$-
2.	Nonadmitted - Subset of BACV		-		-	-	-
3.	Fair Value		-		-	-	-
b. Ending Balance
1.	BACV		$20		$12	$15	$25
2.	Nonadmitted - Subset of BACV		-		-	-	-
3.	Fair Value		21		12	15	27

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		1		2		3	4
(in millions)		None		NAIC 1		NAIC 2	NAIC 3
Ending Balance
a. Bonds - BACV			$-		$6	$2	$8
b. Bonds - FV			-		7	2	9
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			-		6	2	8
q. Total Assets - FV			-		7	2	9

		5		6		7	8
(in millions)		NAIC 4		NAIC 5		NAIC 6	Non-Admitted
Ending Balance
a. Bonds - BACV			$9		$-	$-	$-
b. Bonds - FV			9		-	-	-
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			9		-	-	-
q. Total Assets - FV			9		-	-	-

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

	December 31,
(in millions)	2019	2018
On deposit with states	$3	$3
Securities lending	1,019	338
Collateral held on securities lending	1,167	359
FHLB stock and collateral pledged	472	486
Subject to repurchase agreements	25	41
Collateral for derivatives	17	37
Other restricted assets	251	2
Total	$2,954	$1,266

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•An interest rate above prime to borrowers who do not qualify for prime rate loans;

•Borrowers with low credit ratings (FICO scores);

•Interest-only or negative amortizing loans;

•Unconventionally high initial loan-to-value ratios;

•Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•Borrowers with less than conventional documentation of their income and/or net assets;

•Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

32

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company's investments with subprime exposures:

		Book
		Adjusted		OTTI
		Statement		Recognized
(in millions)	Actual Cost	Value	Fair Value	to Date
December 31, 2019
In general account:
RMBS	$388	$377	$470	$(45)
CDOs	351	343	355	(10)
Total subprime exposure	$739	$720	$825	$(55)
December 31, 2018
In general account:
RMBS	$464	$463	$547	$(44)
CDOs	372	367	380	(10)
Total subprime exposure	$836	$830	$927	$(54)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company's exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $67 million in 2019, unrealized capital gain of $80 million in 2018 and unrealized capital loss of $71 million in 2017, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

33

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include

(1)interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

34

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

	December 31, 2019			December 31, 2018
	Contract or			Contract or
	Notional	Statement		Notional	Statement
(in millions)	Amount	Value	Fair Value	Amount	Value	Fair Value
Assets:
Interest rate contracts	$797	$16	$16	$2,337	$40	$50
Foreign exchange contracts	1,501	100	100	1,579	109	109
Equity contracts	6,387	632	632	5,680	380	380
Derivative assets, gross	8,685	748	748	9,596	529	539
Counter party netting*	-	(500)	(500)	-	(316)	(361)
Derivative assets, net	$8,685	$248	$248	$9,596	$213	$178
Liabilities:
Interest rate contracts	$693	$11	$11	$524	$5	$51
Foreign exchange contracts	1,167	37	37	802	25	25
Equity contracts	3,482	453	453	3,023	288	288
Derivative liabilities, gross	5,342	501	501	4,349	318	364
Counter party netting*	-	(500)	(500)	-	(316)	(361)
Derivative liabilities, net	$5,342	$1	$1	$4,349	$2	$3

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2019		December 31, 2018
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$748	$501	$529	$318
Amount offset	(500)	(500)	(316)	(316)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$248	$1	$213	$2

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

	December 31, 2019		December 31, 2018
	Contract or		Contract or
	Notional	Final Maturity	Notional	Final Maturity
(in millions)	Amount	Date	Amount	Date
Derivative assets:
Interest rate contracts	$797	2/17/2056 $	2,337	2049
Foreign exchange contracts	1,501	1/6/2050	1,579	2056
Equity contracts	6,387	12/20/2022	5,680	2022
Derivative liabilities:
Interest rate contracts	693	12/5/2050	524	2050
Foreign exchange contracts	1,167	8/25/2056	802	2051
Equity contracts	3,482	12/20/2022	3,023	2022

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated $64 million and $66 million at December 31, 2019 and 2018, respectively.

35

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

36

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

37

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

		Admitted
	Aggregate	Assets or
(in millions)	Fair Value	Liabilities	Level 1	Level 2	Level 3
December 31, 2019
Assets:	$38,338	$36,050	$-	$33,039	$5,299
Bonds
Preferred stocks	57	42	4	47	6
Common stocks	16	16	-	16	-
Cash, cash equivalents	232	232	16	216	-
and short-term investments
Mortgage loans	7,505	7,153	-	-	7,505
Contract loans	576	576	-	-	576
Receivables for securities	44	44	-	44	-
Securities lending reinvested collateral assets	1,173	1,173	-	1,173	-
Separate account assets	372	372	-	372	-
Liabilities:	50,213	42,042	-	-	50,213
Policy reserves and contractual liabilities
Payable for securities	44	44	-	44	-
Payable for securities lending	1,167	1,167	-	1,167	-

December 31, 2018
Assets:
Bonds	$35,942	$35,768	$-	$30,077	$5,865
Preferred stocks	46	41	3	32	11
Common stocks	16	16	-	16	-
Cash, cash equivalents
and short-term investments	189	189	143	46	-
Mortgage loans	6,647	6,601	-	-	6,647
Contract loans	609	609	-	-	609
Derivatives	-	35	-	-	-
Receivables for securities	79	79	-	79	-
Securities lending reinvested collateral assets	354	354	-	354	-
Separate account assets	298	298	-	298	-
Liabilities:
Policy reserves and contractual liabilities	44,188	41,072	-	-	44,188
Payable for securities	78	78	-	78	-
Payable for securities lending	359	359	-	359	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

38

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

39

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
December 31, 2019
Assets at fair value:
Bonds	$-	$2	$-	$-	$2
Industrial and miscellaneous
Total bonds	-	2	-	-	2
Common stock
Industrial and miscellaneous	-	-	6	-	6
Total common stock	-	-	6	-	6
Derivative assets:	-	16	-	-	16
Interest rate contracts
Foreign exchange contracts	-	100	-	-	100
Equity contracts	1	618	13	-	632
Counterparty netting	-	-	-	(500)	(500)
Total derivative assets	1	734	13	(500)	248
Separate account assets	37,637	149	-	-	37,786
Total assets at fair value	$37,638	$885	$19	$(500)	$38,042
Liabilities at fair value:
Derivative liabilities:	$-	$11	$-	$-	$11
Interest rate contracts
Foreign exchange contracts	-	37	-	-	37
Equity contracts	1	452	-	-	453
Counterparty netting	-	-	-	(500)	(500)
Total derivative liabilities	1	500	-	(500)	1
Total liabilities at fair value	$1	$500	$-	$(500)	$1
December 31, 2018
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$1	$7	$-	$8
Total bonds	-	1	7	-	8
Common stock
Industrial and miscellaneous	1	-	4	-	5
Total common stock	1	-	4	-	5
Derivative assets:
Foreign exchange contracts	-	109	-	-	109
Equity contracts	3	375	2	-	380
Counterparty netting	-	-	-	(316)	(316)
Total derivative assets	3	484	2	(316)	173
Separate account assets	32,046	147	-	-	32,193
Total assets at fair value	$32,050	$632	$13	$(316)	$32,379
Liabilities at fair value:
Derivative liabilities:
Foreign exchange contracts	-	25	-	-	25
Equity contracts	2	285	-	-	287
Counterparty netting	-	-	-	(316)	(316)
Total derivative liabilities	2	310	-	(316)	(4)
Total liabilities at fair value	$2	$310	$-	$(316)	$(4)

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

40

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

		Common	Derivative
(in millions)	Bonds	Stocks	Assets	Total Assets
Balance, January 1, 2018	$2	$3	$-	$5
Total realized/unrealized capital gains or losses:
Included in net income	1	-	-	1
Included in surplus	-	-	(5)	(5)
Purchases, issuances and settlements	23	-	7	30
Transfers into Level 3	18	-	-	18
Transfers out of Level 3	(37)	-	-	(37)
Balance, December 31, 2018	$7	$3	$2	$12
Total realized/unrealized capital gains or losses:
Included in net income	(1)	(1)	-	(2)
Included in surplus	2	-	7	9
Purchases, issuances and settlements	(7)	(10)	4	(13)
Transfers into Level 3	5	14	-	19
Transfers out of Level 3	(5)	-	-	(5)
Balance, December 31, 2019	$1	$6	$13	$20

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2019 and 2018, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2019 and 2018 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2019.

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)		Level 1	Level 2	Level 3	Total
December 31, 2019
Derivative assets at fair value		$1	$734	$13	$748
Derivative liabilities at fair value		1	500	-	501
December 31, 2018
Derivative assets at fair value		$4	$483	$2	$489
Derivative liabilities at fair value		2	311	-	313
	41

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$821	$381	$13,559	$14,761	33.35%
	b. At book value less current surrender
	charge of 5% or more	5,315	-	-	5,315	12.01%
	c. At fair value	-	-	6,245	6,245	14.11%
	d. Total with market adjustment or at fair value	6,136	381	19,804	26,321	59.47%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	17,191	-	-	17,191	38.84%
(2)	Not subject to discretionary withdrawal	721	-	25	746	1.69%
(3)	Total (gross: direct + assumed)	$24,048	$381	$19,829	$44,258	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$24,048	$381	$19,829	$44,258
(6)	Amount included in A(1)b above that will move
	to A(1)e in the year after statement date:	$167	$-	$-	$167

*Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B.Group Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$834	$-	$1,944	$2,778	9.00%
	b. At book value less current surrender
	charge of 5% or more	3,945	-	-	3,945	12.78%
	c. At fair value	-	140	15,855	15,995	51.83%
	d. Total with market adjustment or at fair value	4,779	140	17,799	22,718	73.61%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	8,002	-	-	8,002	25.93%
(2)	Not subject to discretionary withdrawal	143	-	-	143	0.46%
(3)	Total (gross: direct + assumed)	$12,924	$140	$17,799	$30,863	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$12,924	$140	$17,799	$30,863
(6)	Amount included in B(1)b above that will move
	to B(1)e in the year after statement date:	$445	$-	$-	$445

C. Deposit-Type Contracts (no life contingencies):

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$3,206	$-	$-	$3,206	58.91%
	b. At book value less current surrender
	charge of 5% or more	2	-	-	2	0.04%
	c. At fair value	-	-	-	-	-%
	d. Total with market adjustment or at fair value	3,208	-	-	3,208	58.95%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	1,970	-	-	1,970	36.20%
(2)	Not subject to discretionary withdrawal	264	-	-	264	4.85%
(3)	Total (gross: direct + assumed)	$5,442	$-	$-	$5,442	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$5,442	$-	$-	$5,442
(6)	Amount included in C(1)b above that will move
	to C(1)e in the year after statement date:	$-	$-	$-	$-

* Represents annuity reserves reported in separate accounts liabilities.

42

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2019:

December 31, 2019
	General Account			Separate Account - Nonguaranteed
	Account			Account
(in millions)	value	Cash value	Reserve	value	Cash value	Reserve

ASubject to discretionary withdrawal, surrender values, or policy loans:

(1)	Term policies with cash value	$	- $	- $	-	$	- $	- $	-
(2)	Universal life		-	-	-		-	-	-
(3)	Universal life with secondary guarantees		-	-	-		-	-	-
(4)	Indexed universal life		-	-	-		-	-	-
(5)	Indexed universal life with secondary		-	-	-		-	-	-
(6)	Indexed life		-	-	-		-	-	-
(7)	Other permanent cash value life insurance		-	-	-		-	-	-
(8)	Variable life		-	-	-		-	-	-
(9)	Variable universal life		-	-	-		-	-	-
(10) Miscellaneous reserves			-	-	-		-	-	-

BNot subject to discretionary withdrawal or no cash values

	(1)	Term policies without cash value	XXX	XXX	$-	XXX	XXX	$-
	(2)	Accidental death benefits	XXX	XXX	-	XXX	XXX	-
	(3)	Disability - active lives	XXX	XXX	-	XXX	XXX	-
	(4)	Disability - disabled lives	XXX	XXX	-	XXX	XXX	-
	(5)	Miscellaneous reserves	XXX	XXX	-	XXX	XXX	-
C Total (gross: direct + assumed)			$-	$-	$-	$-	$-	$-
D	Reinsurance ceded		-	-	-	-	-	-
E	Total (net) (C) - (D)		$-	$-	$-	$-	$-	$-

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable annuities. These contracts generally are non- guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

	December 31, 2019		December 31, 2018
		Separate		Separate
	Legally	Accounts Assets	Legally	Accounts Assets
	Insulated	(Not Legally	Insulated	(Not Legally
(in millions)	Assets	Insulated)	Assets	Insulated)
Variable annuities	$37,646	$-	$32,066	$-
Annuities with MVA features	-	372	-	278
DeKalb separate account	140	-	147	-
Total	$37,786	$372	$32,213	$278

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

43

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2019 and 2018 is $452 million and $849 million, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

	Risk Charge	Guarantees
	paid by the	Paid by the
	Separate	General
(in millions)	Account	Account
2019	$16	$1
2018	17	1
2017	18	2
2016	22	2
2015	23	3

Certain separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one quarter only, where the guaranteed interest rate is re-established each quarter based on the investment experience of the separate account. In no event can the interest rate be less than 3 percent. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at market value). The assets and liabilities of these separate accounts are carried at the quoted market value of the underlying assets. This business has been included in Column 1 of the table below.

There was no separate account business seed money at December 31, 2019 and 2018.

The following table presents information regarding the separate accounts:

		Non-indexed	Non-
		Guarantee	guaranteed
		less than or	Separate
(in millions)		equal to 4%	Accounts	Total
December 31, 2019
Premiums, considerations or deposits		$134	$2,096	$2,230
Reserves for accounts with assets at:
Market value		$140	$37,628	$37,768
Amortized costs		381	-	381
Total reserves		$521	$37,628	$38,149
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA		$381	$15,503	$15,884
At market value		140	22,100	22,240
Subtotal		521	37,603	38,124
Not subject to discretionary withdrawal		-	25	25
Total reserves		$521	$37,628	$38,149
December 31, 2018
Premiums, considerations or deposits		$124	$2,402	$2,526
Reserves for accounts with assets at:
Market value		$147	$32,034	$32,181
Amortized costs		298	-	298
Total reserves		$445	$32,034	$32,479
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA		$298	$13,574	$13,872
At market value		147	18,438	18,585
Subtotal		445	32,012	32,457
Not subject to discretionary withdrawal		-	22	22
Total reserves		$445	$32,034	$32,479
	44

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2019	2018	2017
Transfers to separate accounts	$2,230	$2,526	$2,086
Transfers from separate accounts	(3,897)	(3,726)	(3,599)
Net transfers from separate accounts	(1,667)	(1,200)	(1,513)
Transfers as reported in the Statutory Statements of Operations	$(1,667)	$(1,200)	$(1,513)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $28 million and $56 million at December 31, 2019 and 2018, respectively.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $307 million and $520 million at December 31, 2019 and 2018, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to this benefit was $145 million and $321 million at December 31, 2019 and 2018, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

45

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

13. REINSURANCE

At December 31, 2019 and 2018, policy reserves on reinsurance assumed were $100 million and $103 million, respectively.

The Company has modified coinsurance and coinsurance reinsurance agreements with MetLife in Japan, pertaining to certain policies written via its branch in Japan. Under the agreements, the Company assumes liability for a quota share portion of contracts issued by MetLife in Japan that include GMIB and GMWB. The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions. The benefits provided by the reinsured contracts are assumed with a 50 percent quota share and varied quota share under the modified coinsurance agreements. The agreements are unlimited in duration, but were terminated for new business after March 31, 2009.

The Company calculates total policy reserves for contracts assumed by MetLife in Japan pursuant to AG 43, which includes all assumed GMIB, GMWB and GMDB benefits. MetLife in Japan holds a modified coinsurance reserve for the contracts under the agreements. The Company holds a reserve equal to the excess, if any, of the AG 43 reserve above the modified coinsurance reserve.

In February 2018, VALIC and its U.S. life insurance company affiliates, American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

On November 25, 2019, AIG entered into a membership interest purchase agreement with Fortitude Holdings, The Carlyle Group L.P. (Carlyle), Carlyle FRL, L.P., an investment fund advised by an affiliate of Carlyle (Carlyle FRL), T&D United Capital Co., Ltd. (T&D) and T&D Holdings, Inc., pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Carlyle FRL will purchase from AIG a 51.6 percent ownership interest in Fortitude Holdings and T&D will purchase from AIG a 25 percent ownership interest in Fortitude Holdings. Upon closing of the Fortitude Sale, AIG will have a 3.5 percent ownership interest in Fortitude Holdings. Additional information about this transaction is set forth in AIG's Parent 10-K for year ending December 31, 2019.

46

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of
				December 31, 2019
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld				$17

		As of and Year	Total Reported	As of and Year
		Ended December	at	Ended
Increase (Decrease)	Initial	31, 2018 and	December 31,	December 31,
(in millions)	Accounting	2017	2018	2019
Statutory Statement of Operations
Premiums and annuity considerations	$(592)	$-	$(592)	$-
Commissions and expense allowances	-	-	-	-
Reserve adjustments on reinsurance ceded	592	(93)	499	(40)
Total revenues	-	(93)	(93)	(40)
Death benefits	-	-	-	-
Annuity benefits	-	(29)	(29)	(14)
Surrender benefits	-	-	-	-
Other benefits	-	(71)	(71)	(32)
Total benefits and expenses	-	(100)	(100)	(46)
Net gain from operations before dividends to
policyholders and federal income taxes	-	7	7	6
Dividends to policyholders	-	-	-	-
Net gain from operations after dividends to
policyholders and before federal income	$-	$7	$7	$6

14. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

47

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2019			December 31, 2018					Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary		Capital	Total
Gross DTA	$469	$257	$726	$317	$226	$543	$152		$31	$183
Statutory valuation allowance adjustment	-	-	-	-	54	54	-		(54)	(54)
Adjusted gross DTA	469	257	726	317	172	489	152		85	237
DTA non-admitted	365	257	622	239	172	411	126		85	211
Net admitted DTA	104	-	104	78	-	78	26		-	26
DTL	32	-	32	29	-	29	3		-	3
Total	$72	$-	$72	$49	$-	$49	$23	$	- $	23

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2019			December 31, 2018						Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total		Ordinary		Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior
years recoverable through loss
carry backs	$-	$-	$-	$-	$-	$-	$	- $		- $	-
Adjusted gross DTA expected to be
realized (excluding amount of DTA
from above) after application of the
threshold limitation	72	-	72	49	-	49		23		-	23
1. Adjusted gross DTA expected
to be realized following the
reporting date	72	-	72	49	-	49		23		-	23
2. Adjusted gross DTA allowed
per limitation threshold	-	-	469	-	-	477		-		-	(8)
Adjusted gross DTA (excluding the
amount of DTA from above) offset
by gross DTL	32	-	32	29	-	29		3		-	3
DTA admitted as the result of
application of SSAP 101	$104	$-	$104	$78	$-	$78		$26	$	- $	26

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	828%	789%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation amount	$3,125	$3,181

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

48

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2019	2018	2017
Current income tax expense
Federal	$303	$189	$218
Federal income tax on net capital gains (losses)	33	(9)	(48)
Federal income tax incurred	$336	$180	$170

	Years Ended December 31,
(in millions)	2019	2018	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$102	$98	$4
Investments	20	31	(11)
Deferred acquisition costs	157	8	149
Fixed assets	125	115	10
Compensation and benefits accrual	-	-	-
Tax credit carryforward	56	61	(5)
Other (including items less than 5% of total ordinary tax assets)	9	4	5
Subtotal	469	317	152
Non-admitted	365	239	126
Admitted ordinary deferred tax assets	104	78	26
Capital:
Investments	257	226	31
Subtotal	257	226	31
Statutory valuation allowance adjustment	-	54	(54)
Non-admitted	257	172	85
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	104	78	26
Deferred tax liabilities:
Ordinary:
Investments	32	19	13
Policyholder reserves	-	10	(10)
Other (including items less than 5% of total ordinary tax liabilities)	-	-	-
Subtotal	32	29	3
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	32	29	3
Net deferred tax assets	$72	$49	$23

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2019	2018	Change
Total adjusted deferred tax assets	$726	$489	$237
Total deferred tax liabilities	32	29	3
Net adjusted deferred tax assets	$694	$460	234
Tax effect of unrealized capital gains (losses)			33
Tax effect of unrealized gains (losses) recorded in cumulative effect of
changes in accounting principle			(7)
Change in net deferred income tax			$260

49

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2019		December 31, 2018		December 31, 2017
		Effective		Effective		Effective
(in millions)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
Income tax expense at applicable rate	$161	21.0%	$181	21.0%	$287	35.0%
Change in valuation adjustment	(54)	(7.0)	54	6.3	(102)	(12.4)
Dividends received deduction	(26)	(3.3)	(23)	(2.7)	(56)	(6.9)
Amortization of interest maintenance reserve	6	0.8	(11)	(1.2)	(9)	(1.1)
Prior year return true-ups and adjustments	(15)	(1.8)	(8)	(0.9)	(6)	(0.8)
Change in non-admitted assets	-	(0.1)	3	0.3	7	0.9
Impact of Tax Act	-	-	-	-	275	33.4
Surplus adjustments	(1)	(0.1)	-	-	24	2.9
Other permanent adjustments	-	-	-	-	5	0.7
Disregarded entities	-	-	-	-	1	0.1
Tax credit expiration	5	0.5	-	-	-	-
Statutory income tax expense	$76	10.0%	$196	22.8%	$426	51.8%
Federal income taxes incurred	$336	43.8%	$180	20.9%	$171	20.8%
Change in net deferred income taxes	(260)	(33.8)	16	1.9	255	31.0
Statutory income tax expense	$76	10.0%	$196	22.8%	$426	51.8%
At December 31, 2019, the Company had the following foreign tax credits carryforwards:
(in millions)
Year Expires						Amount
2020							$8
2021						10
2022							7
2023							8
2024							4
Total						$37
At December 31, 2019, the Company had no operating loss carryforwards or capital loss carryforwards.
At December 31, 2019, the Company had the following general business credit carryforwards:
(in millions)
Year Expires					Amount
2028							$6
2029							4
2030							1
2033							8
Total						$19

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2017	$48
2018	-
2019	100
Total	$148

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $726 million and concluded that no valuation allowance was required at December 31, 2019.

50

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Similarly, the Company concluded that a valuation allowance of $54 million was required on the DTAs of $543 million at December 31, 2018.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2019	2018
Gross unrecognized tax benefits at beginning of year	$17	$16
Increases in tax position for prior years	-	1
Decreases in tax position for prior years	-	-
Gross unrecognized tax benefits at end of year	$17	$17

As of December 31, 2019 and 2018, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At December 31, 2019 and 2018, the Company had accrued $5 million and $4 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In both 2019 and 2018, the Company recognized expense of less than $1 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2019, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examination for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2019 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2019.

51

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Alternative Minimum Tax Credit

(in millions)		2019
(1)	Gross AMT Credit Recognized as:
a.	Current year recoverable	$-
b.	Deferred tax asset (DTA)	-
(2)	Beginning balance of AMT credit carryforward	$-
(3)	Amounts recovered	-
(4)	Adjustments	-
(5)	Ending Balance of AMT credit carryforward (5=2-3-4)	-
(6)	Reduction for sequestration	-
(7)	Nonadmitted by reporting entity	-
(8)	Reporting entity ending balance (8=5-6-7)	$-

15. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2019, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which the Company can pay without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the Company's preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2020 without prior approval of the TDI is $361 million. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2019, 2018 and 2017:

			Amount
Date	Type	Cash or Non-cash	(in millions)
2019
March 28, 2019	Extraordinary	Cash	$174
June 26, 2019	Extraordinary	Cash	174
September 25, 2019	Extraordinary	Cash	274
2018
March 27, 2018	Ordinary	Cash	$49
June 26, 2018	Ordinary	Cash	100
September 24, 2018	Ordinary	Cash	100
December 26, 2018	Ordinary	Cash	400
2017
March 30, 2017	Return of Capital	Cash	$23
March 30, 2017	Extraordinary	Cash	2
June 29, 2017	Extraordinary	Cash	114
September 28, 2017	Extraordinary	Cash	140
December 26, 2017	Extraordinary	Cash	90
	52

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2019	2018	2017
Defined benefit plans	$(2)	$(10)	$(3)

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS- imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non- discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan were $20 million, $19 million and $18 million in 2019, 2018 and 2017, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock base on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $9 million for 2019. The Company recognized compensation expense of $8 million per year for 2018 and 2017.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company recognized an expense under $1 million for unsettled awards during both 2019 and 2018.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

17. DEBT

The Company is a member of the FHLB of Dallas.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2019	2018
Membership stock - Class B	$7	$7
Activity stock	9	9
Excess stock	1	-
Total	$17	$16
Actual or estimated borrowing capacity as determined by the insurer	$2,263	$2,547
The Company did not hold any Class A at either December 31, 2019 or 2018.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Amount pledged	$472	$491	$486	$484
Maximum amount pledged during reporting period	$486	$486	$488	$478

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreement amounts and maximum borrowings from the FHLB:

	December 31,
(in millions)	2019	2018
Maximum amount borrowed during reporting period	$209	$214

While the funding agreements are presented herein to show all amounts received from the FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. There were no advances taken by the Company as debt which were outstanding at December 31, 2019 and 2018.

On February 15, 2018 the Company entered into a funding agreement with FHLB of Dallas in the amount of $209 million for a 10-year term with a floating interest rate.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

18. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $600 million and $206 million at December 31, 2019 and 2018, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2019, $272 million are currently expected to expire in 2020 and the remainder by 2023, based on the expected life cycle of the related fund, and the Company's historical funding trends for such commitments.

At December 31, 2019 and 2018, the Company had $325 million and $281 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $88 million are expected to expire in 2020 and the remainder by 2025, based on the expected life cycle of the related loans, and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2019, the future minimum lease payments under the operating leases are as follows:

(in millions)

2020	$3
2021	2
2022	2
2023	1
2024	1
Remaining years after 2024	-
Total	$9

Rent expense was $4 million in 2019, and $3 million in both 2018 and 2017.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company had accrued $8 million for these guarantee fund assessments at December 31, 2019 and 2018. The Company had receivables of $3 million at December 31, 2019 and 2018, for expected recoveries against the payment of future premium taxes.

The Company is not subject to the risk-sharing provisions of the Affordable Care Act.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company's businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company's business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

The SECURE Act (Setting Every Community Up for a Retirement Enhancement Act) includes a number of provisions aimed at increasing retirement savings, including repealing the maximum age for traditional IRA contributions, increasing the age for required minimum distributions from retirement accounts and incentivizing small businesses to start new retirement plans for employees. SECURE Act was signed into law as part of broader federal legislation on December 20, 2019, with many provisions effective January 1, 2020. The Company is evaluating the full impact of the SECURE Act on its businesses and operations and will implement and/or modify processes and procedures, where needed, to comply with this new law.

19. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an 80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, AGL and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $218 million, $395 million and $413 million of pre-tax restructuring and other costs in 2019, 2018 and 2017, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account (RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, AGL, in exchange for other AGL securities.

Ambrose

During 2012, 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

American Home Guarantee

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies that the Company issued between March 3, 2003 and December 29, 2006. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantee.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

During the year ended December 31, 2019, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company's Annual Registration Statement and monthly amendments filed with the TDI.

In January 2019, VALIC and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $296 million, which represents approximately 19.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $63.6 million and received a cash payment of approximately $16.8 million. The Company's unfunded capital commitment to U.S. Fund III upon closing of the fund was approximately $249.2 million.

In March 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE Europe Real Estate Fund II, LP ("Europe Fund II), a real estate investment fund managed by AIGGRE. In connection with the closing of Europe Fund II, the Company made a capital commitment to the fund of up to $100.4 million (representing an approximately 21.7% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $20.6 million) and received a cash payment from the fund (approximately $12.8 million). The Company's unfunded capital commitment to Europe Fund II upon closing of the fund was approximately $92.5 million.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE: AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $36 million (representing approximately 3% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $66 million and received a cash payment from the fund of approximately $42 million. In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $108 million (representing approximately 4% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $148.9 million and received a cash payment from the fund of approximately $65.7 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $19.6 million (representing approximately 3% equity interest therein) and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $19.2 million and received a cash payment from the fund of approximately $6.3 million.

As a result of these transactions, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $11.7 million, $16.7 million, $179.3 million, $5.5 million and $108.3 million, respectively.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $11.9 million, $23.3 million and $8.9 million, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In December 2018, The USL transferred bonds to the Company, with an aggregate fair market value of $210 million, in exchange for bonds, leveraged loans and cash of equivalent value. These exchanges were intended to better balance investment risks and returns between the Company and this affiliate.

In October 2017, the Company's subsidiary, AIG Home Loan 3, transferred a portfolio of U.S. residential mortgage loans with a carrying value of approximately $165 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised – Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 3, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $525 million, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 3, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $197 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $220 million.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At December 31, 2019 and 2018, the Company did not have any amounts outstanding under the facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2019:

		Non-admitted	Admitted	Date of NAIC
(in millions)	Gross Amount	Amount	Asset Amount	Filing
VALIC Retirement Services Company	$4	$4	$-	NA
VALIC Finl Advisors Inc	94	-	94	April 5, 2019
AIG Home Loan 3, LLC	118	-	118	Not Applicable
Selkirk No. 2 Investments	13	-	13	Not Applicable
Selkirk No. 3 Investments	2	-	2	Not Applicable
AIGGRE Europe Real Estate Fund I S. C. SP	4	-	4	Not Applicable
AIGGRE Europe Real Estate Fund II LR Feeder,	6	-	6	Not Applicable
AIGGRE US Real Estate Fund I, LP	11	-	11	Not Applicable
AIGGRE US Real Estate Fund II, LP	9	-	9	Not Applicable
AIGGRE US Real Estate Fund III, LP	34	-	34	Not Applicable
Total	$295	$4	$291
	59

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Operating Agreements

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $390 million, $332 million and $291 million as part of the cost sharing expenses attributed to the Company but incurred by AIG Parent and affiliates in 2019, 2018 and 2017, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $39 million in 2019, and $38 million in both 2018 and 2017.

20. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2020, the date the financial statements were issued.

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short- term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

21.LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2019 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
949808AP4	$79	$77	$2	$77	$79	3/31/2019
617451CY3	250	-	250	-	85	3/31/2019
126670QT8	38,085	37,913	172	37,913	37,814	3/31/2019
542514UK8	3,232	3,227	5	3,227	3,185	3/31/2019
669971AC7	5,204	4,834	370	4,834	5,111	3/31/2019
456606EZ1	10,956	10,778	178	10,778	10,779	3/31/2019
12667FJC0	9,972	9,858	114	9,858	9,943	3/31/2019
760985TN1	506	504	2	504	489	3/31/2019
86360QAA3	10,631	10,362	269	10,362	10,609	3/31/2019
69371VBG1	1,214	1,211	3	1,211	1,186	3/31/2019
617451CW7	18,188	14,899	3,289	14,899	17,485	3/31/2019
161546EK8	1,739	1,730	9	1,730	1,733	3/31/2019
			60

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
	Amortized Cost	Present Value of				Financial
	Before Current	Projected Cash		Amortized Cost	Fair Value at	Statement
CUSIP	Period OTTI	Flows	Recognized OTTI	After OTTI	Time of OTTI	Where Reported
007036UQ7	$2,140	$2,087	$53	$2,087	$2,094	3/31/2019
05946XR62	2,577	2,525	52	2,525	2,539	3/31/2019
12637HAP3	9,444	9,256	188	9,256	8,826	3/31/2019
151314GG0	681	679	2	679	664	3/31/2019
12669DVU9	147	140	7	140	110	3/31/2019
92922F5W4	2,768	2,760	8	2,760	2,757	3/31/2019
Quarterly Total	$117,813	$112,840	$4,973	$112,840	$115,488
46628FAN1	$522	$109	$413	$109	$502	6/30/2019
161546EK8	1,728	1,720	8	1,720	1,725	6/30/2019
264407AA5	13,580	13,105	475	13,105	14,178	6/30/2019
007036UQ7	2,025	1,933	92	1,933	1,979	6/30/2019
05946XR62	2,435	2,406	29	2,406	2,426	6/30/2019
76110WTM8	11,421	11,341	80	11,341	11,107	6/30/2019
Quarterly Total	$31,711	$30,614	$1,097	$30,614	$31,917
76110WTM8	$10,750	$10,653	$97	$10,653	$10,573	9/30/2019
74927XAD4	3,992	3,825	167	3,825	3,919	9/30/2019
22541QR87	891	884	7	884	778	9/30/2019
61761YAB2	25,714	25,321	393	25,321	26,593	9/30/2019
17307GCB2	228	206	22	206	167	9/30/2019
12669DVU9	125	100	25	100	93	9/30/2019
12669FK85	169	137	32	137	104	9/30/2019
Quarterly Total	$41,869	$41,126	$743	$41,126	$42,227
17307GCB2	$203	$197	$6	$197	$165	12/31/2019
52109PAJ4	7,017	7,003	14	7,003	6,993	12/31/2019
007036UQ7	1,807	1,805	2	1,805	1,811	12/31/2019
05946XR62	2,128	2,095	33	2,095	2,122	12/31/2019
007036QE9	3,237	2,995	242	2,995	3,207	12/31/2019
12637HAP3	8,605	8,309	296	8,309	8,092	12/31/2019
45669BAD4	7,401	6,881	520	6,881	7,261	12/31/2019
151314GG0	484	481	3	481	480	12/31/2019
12669DVU9	104	89	15	89	87	12/31/2019
55265K3E7	796	773	23	773	773	12/31/2019
12669FK85	157	88	69	88	94	12/31/2019
92922F5W4	2,350	2,341	9	2,341	2,343	12/31/2019
69374XBS8	185	184	1	184	177	12/31/2019
69374XBQ2	669	653	16	653	632	12/31/2019
69375BBQ9	739	734	5	734	712	12/31/2019
Quarterly Total	$35,882	$34,628	$1,254	$34,628	$34,949
		Year-end total	$8,067

* Structured notes held by the Company that are defined as a Mortgage-Referenced Security by the IAO.

Supplemental Information

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2019
Investment income earned:
Government bonds	$27
Bonds exempt from U.S. tax	-
Other bonds (unaffiliated)	1,708
Bonds of affiliates	-
Preferred stocks (unaffiliated)	2
Common stocks (unaffiliated)	-
Common stocks of affiliates	50
Cash and short-term investments	25
Mortgage loans	305
Real estate	6
Contract loans	30
Other invested assets	35
Derivative instruments	53
Miscellaneous income	3
Gross investment income	$2,244
Real estate owned - book value less encumbrances	$5
Mortgage loans - book value:
Commercial mortgages	$6,670
Residential mortgages	489
Mezzanine loans	41
Total mortgage loans	$7,200
Mortgage loans by standing - book value:
Good standing	$7,185
Good standing with restructured terms	14
Interest overdue more than 90 days, not in foreclosure	-
Foreclosure in process	1
Total mortgage loans	$7,200
Partnerships - statement value	$990
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$-
Common stocks	97
Bonds and short-term investments by class and maturity:
Bonds and short-term investments by maturity - statement value:
Due within one year or less	$2,754
Over 1 year through 5 years	9,606
Over 5 years through 10 years	11,774
Over 10 years through 20 years	7,489
Over 20 years	4,645
Total maturity	$36,268
Bonds and short-term investments by class - statement value:
Class 1	$20,937
Class 2	12,955
Class 3	1,224
Class 4	825
Class 5	239
Class 6	88
Total by class	$36,268
Total bonds and short-term investments publicly traded	$21,343
Total bonds and short-term investments privately placed	14,926
Preferred stocks - statement value	$42
Common stocks - market value	116
Short-term investments - book value	216
Options, caps and floors owned - statement value	196
Collar, swap and forward agreements open - statement value	52
Futures contracts open - current value	(1)
Cash on deposit	6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2019
Life insurance in-force:
Industrial	$-
Ordinary	2
Credit	-
Group	-
Amount of accidental death insurance in-force under ordinary policies	-
Life insurance policies with disability provisions in-force:
Industrial	-
Ordinary	-
Group life	-
Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	26
Income payable	-
Ordinary - involving life contingencies:
Amount on deposit	313
Income payable	-
Annuities:
Ordinary:
Immediate - amount of income payable	$19
Deferred, fully paid - account balance	23,661
Deferred, not fully paid - account balance	-
Group:
Amount of income payable	13
Fully paid - account balance	17,954
Not fully paid - account balance	-
Accident and health insurance - premiums in-force:
Other	$-
Group	-
Credit	-
Deposit funds and dividend accumulations:
Deposit funds - account balance	$-
Dividend accumulations - account balance	-
Claim payments in 2019:
Group accident & health:
2019	$-
2018	-
2017	-
2016	-
2015	-
Prior	-
Other accident & health:
2019	-
2018	-
2017	-
2016	-
2015	-
Prior	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2019

(in millions)

1. The Company's total admitted assets as of December 31, 2019 are $85.8 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2019 are $47.7 billion.

2.Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

				Percentage of
				Total Admitted
	Issuer	Description of Exposure	Amount	Assets
a.	Senior Direct Lending Program LLC	Bonds	$276	0.60%
b.	JPMorgan Chase & Co	Bonds	214	0.40
c.	State of California	Bonds	185	0.40
d.	Morgan Stanley	Bonds	182	0.40
e.	Bank of America Corporation	Bonds	173	0.40
f.	Verizon Communications Inc.	Bonds	172	0.40
g.	Comcast Corporation	Bonds	151	0.30
h.	Amazon.com, Inc.	Bonds	150	0.30
i.	Sempra Energy	Bonds	140	0.30
j.	CIGNA Corporation	Bonds	136	0.30

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments				Preferred Stocks
		Percentage of			Percentage of
		Total Admitted		Total Admitted
NAIC Rating	Amount	Assets	NAIC Rating	Amount	Assets
NAIC - 1	$20,937	43.90%	P/RP - 1	$9	- %
NAIC - 2	12,955	27.20	P/RP - 2	29	0.10
NAIC - 3	1,224	2.60	P/RP - 3	-	-
NAIC - 4	825	1.70	P/RP - 4	-	-
NAIC - 5	239	0.50	P/RP - 5	4	-
NAIC - 6	88	0.20	P/RP - 6	-	-
4. Assets held in foreign investments:

					Percentage
					of Total
					Admitted
				Amount	Assets
a. Total admitted assets held in foreign investments				$8,704	18.30%
b. Foreign currency denominated investments				2,331	4.90
c. Insurance liabilities denominated in that same foreign currency				-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$7,705	16.20%
b.	Countries rated NAIC - 2	811	1.70
c.	Countries rated NAIC - 3 or below	188	0.40

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

		Percentage
		of Total
		Admitted
	Amount	Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$2,741	5.70%
Country 2: Australia	1,346	2.80
b. Countries rated NAIC - 2
Country 1: Peru	144	0.30
Country 2: Mexico	143	0.30
c. Countries rated NAIC - 3 or below
Country 1: Turkey	39	0.10
Country 2: South Africa	22	-
7. Aggregate unhedged foreign currency exposure:

		Percentage
		of Total
		Admitted
	Amount	Assets
Aggregate unhedged foreign currency exposure	$2,331	4.90%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$2,322	4.90%
b.	Countries rated NAIC - 2	4	-
c.	Countries rated NAIC - 3 or below	6	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

9.Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

				Percentage
				of Total
				Admitted
			Amount	Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom		$1,325	2.80%
	Country 2: Ireland		280	0.60
b.	Countries rated NAIC - 2
	Country 1: Peru		2	-
	Country 2: Mexico		2	-
c.	Countries rated NAIC - 3 or below
	Country 1: Turkey		3	-
	Country 2: South Africa		2	-
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

				Percentage
				of Total
				Admitted
		NAIC Rating	Amount	Assets
		RESIDENTIAL
		MORTGAGE
a. East Village		LOAN	$130	0.30%
b. Banco Santander, S.A.		NAIC 1 & 2	107	0.20
c. Silverstone Master Issuer Plc		NAIC 1	106	0.20
d. Swan Funding Series 2011-1A		NAIC 1	100	0.20
e. Vodafone Group Plc		NAIC 2	100	0.20
		RESIDENTIAL
		MORTGAGE
f.	Project Chapter	LOAN	98	0.20
g. Dexus		NAIC 1	96	0.20
		RESIDENTIAL
		MORTGAGE
h. Project Eleanor		LOAN	91	0.20
i.	Cooperatieve Rabobank U.A.	NAIC 1 & 2	89	0.20
j.	GPT Group, The	NAIC 1	85	0.20

11.Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12.Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

13.The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class

1) are:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. AIG Home Loan 3 LLC		$118	0.20%
b. AIGGRE U.S. Real Estate Fund III LP		107	0.20
c. TIGER GLOBAL		70	0.10
d.	Marina	69	0.10
e.	Metropark Investor LLC	60	0.10
f.	AIGGRE U.S. Real Estate Fund II LP	34	0.10
g.	Beehive	33	0.10
h.	Nationwide Mutual Insurance Company	30	0.10
i.	Verizon Communications Inc.	29	0.10
j.	Voleon Institutional Strategies Fund LP	29	0.10
14. Assets held in nonaffiliated, privately placed equities:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$613	1.30%
Largest three investments held in nonaffiliated, privately placed equities:
a. TIGER GLOBAL		$70	0.10%
b.	Marina	69	0.10
c.	Beehive	33	0.10

Ten largest fund managers:

		Total			Non-
	Fund Manager	Invested		Diversified	diversified
a. AIG Global Real Estate Investment Corp		$270	$	- $	270
b. AIG Home Loan		118		-	118
c.	Tiger Global Management LP	70		70	-
d.	Voleon	39		39	-
e.	Coatue Management, LLC	26		26	-
f.	TSG Consumer Products	26		26	-
g.	Voloridge	22		22	-
h.	GRESHAMQUANT	20		20	-
i.	MARSHALL WACE FUNDS	20		20	-
j.	Carlyle Group	18		18	-

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

16.Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR		$131	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, NY		119	0.20
c. COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY		100	0.20
d. COMMERCIAL MORTGAGE LOAN, Loan No. 8002642, FL		100	0.20
e. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR		99	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555149, GBR	92	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002282, HI	92	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002587, NY	85	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	85	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002538, CA	81	0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

			Percentage of
			Total Admitted
		Amount	Assets
a.	Construction loans	$213	0.40%
b.	Mortgage loans over 90 days past due	-	-
c.	Mortgage loans in the process of foreclosure	1	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	15	-

17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
		Admitted		Admitted		Admitted
Loan-to-Value	Amount	Assets	Amount	Assets	Amount	Assets
a.	above 95%	$-	- % $	6	- % $	-	- %
b.	91% to 95%	1	-	-	-	-	-
c.	81% to 90%	42	0.10	-	-	-	-
d.	71% to 80%	151	0.30	106	0.20	-	-
e.	below 70%	295	0.60	6,551	13.70	-	-

18.Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company's total admitted assets.

19.Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End			1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets		Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$1,019	2.10	% $	459	$624	$743
b.	Repurchase agreements	25	0.10		20	12	15
c.	Reverse repurchase agreements	-	-		-	-	-
d.	Dollar repurchase agreements	-	-		-	-	-
e.	Dollar reverse repurchase agreements	-	-		-	-	-

21.The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

Owned		Written
	Percentage		Percentage
	of Total		of Total
	Admitted		Admitted
Amount	Assets	Amount	Assets
a.	Hedging	$-	- % $	-	- %
b.	Income generation	-	-	-	-
c.	Other	-	-	-	-

22.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$46	0.10% $	51	$44	$42
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

23.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$18	- % $	21	$19	$19
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2019

(in millions)	Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
						Securities
						Lending
						Reinvested
						Collateral	Total
Investment Categories	Amount	Percentage		Amount		Amount	Amount	Percentage
Bonds:
U.S. governments	$678	1.5% $		678	$	- $	678	1.5%
All other governments	1,102	2.4		1,102		-	1,102	2.4
U.S. states, territories and possessions, etc. guaranteed	315	0.7		315		-	315	0.7
U.S. political subdivisions of states, territories,								-
and possessions, guaranteed	191	0.4		191		-	191	0.4
U.S. special revenue and special assessment								-
obligations, etc. non-guaranteed	3,798	8.1		3,798		-	3,798	8.1
Industrial and miscellaneous	28,684	61.4		28,684		-	28,684	61.4
Hybrid securities	136	0.3		136		-	136	0.3
Parent, subsidiaries and affiliates	-	-		-		-	-	-
SVO identified funds	-	-		-		-	-	-
Unaffiliated Bank loans	1,148	2.5		1,148		-	1,148	2.5
Total long-term bonds	36,052	77.3		36,052		-	36,052	77.3
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	42	0.1		42		-	42	0.1
Parent, subsidiaries and affiliates	-	-		-		-	-	-
Total preferred stocks	42	0.1		42		-	42	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	6	-		6		-	6	-
Industrial and miscellaneous Other (Unaffiliated)	16	-		16		-	16	-
Parent, subsidiaries and affiliates Publicly traded	-	-		-		-	-	-
Parent, subsidiaries and affiliates Other	97	0.3		94		-	94	0.3
Mutual funds	-	-		-		-	-	-
Unit investment trusts	-	-		-		-	-	-
Closed-end funds	-	-		-		-	-	-
Total common stocks	119	0.3		116		-	116	0.3
Mortgage loans:
Farm mortgages	-	-		-		-	-	-
Residential mortgages	489	1.0		489		-	489	1.0
Commercial mortgages	6,670	14.3		6,623		-	6,623	14.3
Mezzanine real estate loans	41	0.1		41		-	41	0.1
Total mortgage loans	7,200	15.4		7,153		-	7,153	15.4
Real estate:
Properties occupied by company	5	-		5		-	5	-
Properties held for production of income	-	-		-		-	-	-
Properties held for sale	-	-		-		-	-	-
Total real estate	5	-		5		-	5	-
Cash, cash equivalents and short-term investments:
Cash	6	-		6		1,173	1,179	2.5
Cash equivalents	10	-		10		-	10	-
Short-term investments	216	0.5		216		-	216	0.5
Total cash, cash equivalents and short-term investments	232	0.5		232		1,173	1,405	3.0
Contract loans	576	1.2		576		-	576	1.2
Derivatives	248	0.5		248		-	248	0.5
Other invested assets	991	2.1		990		-	990	2.1
Receivables for securities	45	0.1		45		-	45	0.1
Securities Lending	1,173	2.5		1,173		XXX	XXX	XXX
Other invested assets	4	-		4		-	4	-
Total invested assets	$46,687	100.0	% $	46,636		$1,173	$46,636	100.0%

American Home Assurance Company

An AIG Company

NAIC Code: 19380

Statutory Basis Financial Statements

As of December 31, 2019 and 2018

and for the years ended December 31, 2019, 2018 and 2017

AMERICAN HOME ASSURANCE COMPANY

Statutory Basis Financial Statements

As of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory financial statements of American Home Assurance Company (the "Company"), which comprise the statutory statements of admitted assets and liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

New York, NY

April 17, 2020

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Admitted Assets

	December 31,	December 31,
	2019	2018
Cash and invested assets:
Bonds, primarily at amortized cost (fair value: 2019 - $14,014 ; 2018 - $14,935)	$13,277	$14,534
Common stocks, at carrying value (cost: 2019 - $235 ; 2018 - $321)	245	356
Preferred stocks, at carrying value (cost: 2019 - $17; 2018 - $49)	17	49
Other invested assets (cost: 2019 - $2,406 ; 2018 - $2,982)	2,663	3,003
Mortgage loans	2,539	2,679
Derivative instruments	-	5
Short-term investments, at amortized cost (approximates fair value)	44	46
Cash and cash equivalents	441	230
Receivable for securities sold	112	104
Total cash and invested assets	$19,338	$21,006
Investment income due and accrued	$146	$166
Agents' balances or uncollected premiums:
Premiums in course of collection	1,278	941
Premiums and installments booked but deferred and not yet due	144	241
Accrued retrospective premiums	490	511
High deductible policy receivables	43	63
Reinsurance recoverable on paid losses	400	365
Funds held by or deposited with reinsurers	215	212
Net deferred tax assets	724	772
Receivables from parent, subsidiaries and affiliates	9	284
Other assets	223	159
Allowance for uncollectible accounts	(45)	(53)
Total admitted assets	$22,965	$24,667

See Notes to Statutory Basis Financial Statements

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5 STATEMENTS OF ADMITTED ASSETS – As of December 31, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s , E x c e p t S h a r e I n f o r m a t i o n )

Statements of Liabilities, Capital and Surplus

	December 31,	December 31,
	2019	2018
Liabilities
Reserves for losses and loss adjustment expenses	$9,732	$10,935
Unearned premium reserves	3,104	3,234
Commissions, premium taxes, and other expenses payable	135	140
Reinsurance payable on paid loss and loss adjustment expenses	541	249
Current federal taxes payable to parent	2	9
Funds held by company under reinsurance treaties	1,945	2,288
Provision for reinsurance	16	30
Ceded reinsurance premiums payable, net of ceding commissions	400	337
Collateral deposit liability	276	369
Payable for securities purchased	194	112
Payable to parent, subsidiaries and affiliates	142	565
Derivative instruments	9	-
Other liabilities	474	476
Total liabilities	$16,970	$18,744
Capital and Surplus
Common capital stock, $20 par value, 1,758,158 shares authorized, 1,556,054 shares issued and outstanding	$31	$29
Capital in excess of par value	6,485	6,989
Unassigned surplus (deficit)	(1,381)	(2,021)
Special surplus funds from reinsurance	860	926
Total capital and surplus	$5,995	$5,923
Total liabilities, capital and surplus	$22,965	$24,667

See Notes to Statutory Basis Financial Statements

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

6 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Operations and Changes in Capital and Surplus

	For the Years Ended December 31,
	2019		2018	2017
Statements of Operations
Underwriting income:
Premiums earned		$5,369	$5,009	$5,170
Underwriting deductions:
Losses incurred		2,920	3,945	4,400
Loss adjustment expenses		814	315	577
Other underwriting expenses		1,904	1,858	1,624
Total underwriting deductions		5,638	6,118	6,601
Net underwriting loss		(269)	(1,109)	(1,431)
Investment gain:
Net investment income earned		825	1,027	1,058
Net realized capital gain (loss) (net of capital gains tax expense: 2019 - $42 ; 2018
- $69; 2017 - $82)		127	(111)	(110)
Net investment gain		952	916	948
Net loss from agents' or premium balances charged-off		(1)	(3)	(19)
Other (expense) income		(96)	(136)	39
Net Income (loss) after capital gains taxes and before federal income taxes		586	(332)	(463)
Federal and foreign income tax (benefit) expense		(35)	(54)	(69)
Net Income (Loss)		$621	$(278)	$(394)
Change in Capital and Surplus
Capital and surplus, as of December 31, previous year		$5,923	$6,238	$6,448
Adjustment to beginning surplus (Note 2)		21	71	38
Capital and surplus, as of January 1,		5,944	6,309	6,486
Cumulative effect of changes in accounting principles		(39)	-	-
Other changes in capital and surplus:
Net Income (loss)		621	(278)	(394)
Change in net unrealized capital gain (loss) (net of capital gain (loss) tax
expense (benefit): 2019 - ($1) ; 2018 - ($50); 2017 - $2		21	(137)	204
Change in net deferred income tax		(143)	31	(394)
Change in nonadmitted assets		115	(91)	410
Change in provision for reinsurance		13	(10)	17
(Return of Capital) Capital contribution		(504)	150	-
Change in par value of common stock		2	-	-
Foreign exchange translation		(12)	(20)	(54)
Change in statutory contingency reserve		(26)	(31)	(39)
Other surplus adjustments		3	-	2
Total changes in capital and surplus		51	(386)	(248)
Capital and Surplus, as of December 31,		$5,995	$5,923	$6,238

See Notes to Statutory Basis Financial Statements

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2019, 2018 and 2017

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Cash Flows

	For the Years Ended December 31,
	2019		2018	2017
Cash from Operations:
Premiums collected, net of reinsurance		$5,118	$5,292	$5,395
Net investment income		677	839	920
Miscellaneous income (expense)		9	4	(17)
Sub-total		5,804	6,135	6,298
Benefit and loss related payments		4,296	4,832	7,209
Commission and other expense paid		2,510	2,599	3,407
Federal and foreign income taxes recovered		(8)	(1)	(98)
Net cash (used in) provided from operations		(994)	(1,295)	(4,220)
Cash from Investments:
Proceeds from investments sold, matured, or repaid
Bonds		4,296	3,990	7,709
Stocks		140	339	324
Mortgage loans		293	111	615
Other investments		1,374	1,790	1,591
Total proceeds from investments sold, matured, or repaid		6,103	6,230	10,239
Cost of investments acquired:
Bonds		3,637	3,766	4,278
Stocks		12	56	454
Mortgage loans		164	748	763
Other investments		914	870	853
Total cost of investments acquired		4,727	5,440	6,348
Net cash provided from (used in) investing activities		1,376	790	3,891
Cash from Financing and Miscellaneous Sources:
Capital contributions		(15)	-	-
Borrowed fund repaid		-	(65)	(180)
Intercompany receipts		11	599	577
Net deposit activity on deposit-type contracts and other insurance		(1)	(27)	(13)
Collateral deposit liability (payments) receipts		(93)	(24)	8
Other (payments) receipt		(75)	60	30
Net cash (used in) provided from financing and miscellaneous activities		(173)	543	422
Net change in cash, cash equivalents, and short-term investments		209	38	93
Cash, cash equivalents, and short-term investments
Beginning of year		276	238	145
End of year		$485	$276	$238

Refer to Note 11D for description of non-cash items.

See Notes to Statutory Basis Financial Statements

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

8 STATEMENTS OF CASH FLOW – for the years ended December 31, 2019, 2018 and 2017

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

1.Organization and Summary of Significant Statutory Basis Accounting Policies

A.Basis of Organization and Presentation

Organization

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies.

The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling participation percentages under the Combined Pooling Agreement and states of domicile are as follows:

	NAIC	Pool Participation	State of
Company	Company	Percentage	Domicile
National Union *	19445	35%	Pennsylvania
American Home	19380	35%	New York
Lexington	19437	30%	Delaware
APCC	19402	0%	Illinois**
C&I	19410	0%	New York
ISOP	19429	0%	Illinois
New Hampshire	23841	0%	Illinois
Specialty	26883	0%	Illinois
Assurance	40258	0%	Illinois
Granite	23809	0%	Illinois
Illinois National	23817	0%	Illinois
AIU	19399	0%	New York

*Lead Company of the Combined Pool

**Company was redomesticated to Illinois in 2019 from Pennsylvania in 2018.

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2017 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2019, 2018, and 2017.

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

State / Location	2019	2018	2017
California	$90	$103	$124
Florida	62	68	86
United Arab Emirates	61	66	71
New York	32	36	65
Texas**	24	26	48
Bermuda*	57	16	5
Thailand*	27	8	8
*Bermuda and Thailand were below 5% in 2018 and 2017
** Texas is below 5% in 2019

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association").

The Company's financial information as of and for the years ended December 31, 2019, 2018 and 2017 have been presented in accordance with the terms of the Combined Pooling Agreement.

B.Permitted and Prescribed Practices

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

For the affiliated loss portfolio transfer ("LPT") agreements entered into during 2018, the Company received permitted practices to present the consideration paid in relation to statutory reserves ceded to Fortitude Reinsurance Company Limited ("Fortitude Re") and Eaglestone Reinsurance Company ("Eaglestone") within paid losses rather than as premium written and earned. The classification change has no effect on net income or surplus. Refer to Note 5 for further details.

Accounting practices prescribed by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") provide for the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company applied PA SAP with concurrence from the NY DFS to reflect the transfer of collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

The Company applied a permitted practice to account for the retroactive aggregate excess of loss reinsurance arrangement entered into with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway, Inc., (the "ADC") as prospective reinsurance. However, any gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession. For more information, see Note 7.

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10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NY DFS's risk based capital ("RBC") and surplus requirements for the 2019, 2018 or 2017 reporting periods.

A reconciliation of the net income (loss) and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

December 31,	SSAP #	FS Ref	2019	2018	2017
Net Income (loss), NY SAP			$621	$(278)	$(394)
State prescribed or permitted practices - addition (charge):
Change in non-tabular discounting	65	(a)	(60)	13	73
Adverse Development Cover	62R	(a)	-	-	-
Present the consideration received/paid in relation to the loss reserves within
paid losses	62R	(b)	-	-	-
Net Income (loss) , NAIC SAP			$561	$(265)	$(321)
Statutory surplus, NY SAP			$5,995	$5,923	$6,238
State prescribed or permitted practices - addition (charge):
Non-tabular discounting	65	(a)	(133)	(73)	(86)
Credits for collection risk on certain asbestos reinsurance recoveries	62R	(c)	(54)	(61)	(43)
Adverse Development Cover	62R	(d)	(854)	(920)	(689)
Present the consideration received/paid in relation to the loss reserves within
paid losses	62R	(b)	-	-	-
Statutory surplus, NAIC SAP			$4,954	$4,869	$5,420

(a)Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.

(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.

(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.

(d)Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus. Although the application of prospective reinsurance treatment to the ADC results in no overall changes to surplus, the permitted practice applied results in any gain being restricted and reported in segregated surplus and does not form part of the Company's Unassigned surplus.

C.Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

∙Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

∙Legal contingencies;;

∙Other than temporary impairment ("OTTI") losses on investments;

∙Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

∙Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

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11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D. Accounting Policy Differences

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain significant respects, including:

Transactions	NAIC SAP Treatment	US GAAP Treatment

Policy Acquisition Costs	Costs are immediately expensed and are included in	Costs directly related to the successful acquisition of
Principally brokerage commissions and	Other Underwriting Expenses, except for reinsurance	new or renewal insurance contracts are deferred and
premium taxes arising from the issuance	ceding commissions received in excess of the cost to	amortized over the term of the related insurance
of insurance contracts.	acquire business which are recognized as a deferred	coverage.
liability and amortized over the period of the
reinsurance agreement.

Unearned Premiums, Unpaid Losses	Presented net of reinsurance recoverable.	Presented gross of reinsurance with corresponding
and Loss Expense Liabilities		reinsurance recoverable assets for ceded unearned
premiums and reinsurance recoverable on unpaid
losses.

Retroactive reinsurance contracts	Gains and losses are recognized in earnings	Gains are deferred and amortized over the settlement
	immediately and surplus is segregated to the extent	period of the ceded claim recoveries. Losses are
	pretax gains are recognized. Certain retroactive	immediately recognized in the Statements of
	affiliate or related party reinsurance contracts are	Operations.
accounted for as prospective reinsurance if there is no
gain in surplus as a result of the transaction.

Investments in Bonds held as:	Investment grade securities (rated by NAIC as class 1	All available for sale investments are carried at fair
1) available for sale	or 2) are carried at amortized cost. Non- investment	value with changes in fair value, net of applicable
2) fair value option	grade securities (NAIC rated 3 to 6) are carried at the	taxes, reported in accumulated other comprehensive
	lower of amortized cost or fair value.	income within shareholder's equity.
Fair value option investments are carried at fair value
with changes in fair value, net of applicable projected
income taxes, reported in Net Investment Income.
Investments in Equity Securities	Carried at fair value with unrealized gains and losses	All equity securities that do not follow the equity
	reported, net of applicable taxes, in the Statements of	method of accounting, are measured at fair value with
	Changes in Capital and Surplus.	changes in fair value recognized in earnings.

Investments in Limited Partnerships,	Carried at the underlying US GAAP equity with	If aggregate interests allow the holding entity to
Hedge Funds and Private Equity	results from the investment's operations recorded, net	exercise more than significant influence (typically
Interests	of applicable taxes, as unrealized gains (losses)	more than 3%), the investment is recorded as an
	directly in the Statements of Changes in Capital and	equity method investment wherein the Company's
	Surplus.	pro rata share of income or loss for the period, is
recorded as net investment income and adjusted
against the carrying value of the asset. Similar equity
method investments in investment company entities
(eg: hedge funds) is adjusted for the Company's pro
rata share of income or loss for the period which is
based on the Net Asset Value ("NAV") with changes
in value recorded to Net Investment Income.
Where the aggregate interests do not allow the entity
to exercise significant influence (typically less than
3%), the investment is recorded at as equity
investment fair valued through net investment
income. Similar equity investment in investment
companies (eg: hedge funds) are recorded at NAV
with changes in value recorded to Net Investment
Income.

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12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Transactions	NAIC SAP Treatment	US GAAP Treatment

Investments in Subsidiary, Controlled	Subsidiaries are not consolidated.	Consolidation is required when there is a
and Affiliated Entities (SCAs)		determination that the affiliated entity is a variable
interest entity ("VIE") and the reporting entity has a
variable interest and the power to direct the activities
of the VIE. The VIE assessment would consider
various factors including limited partnership (LP)
status and inherent rights of equity investors.
The equity investment in SCAs are accounted for
	under the equity method and recorded as Common	Investments in SCAs that are voting interest entities
	stock investments. Dividends are recorded within Net	(VOE) with majority voting rights are generally
	Investment Income.	consolidated.
Investments in SCAs where the holding entity
exercises significant influence (generally ownership
of>3% voting interests for LPs and similar entities
and between 20 percent and 50 percent for other
entities) are recorded at equity value. The change in
equity is included within operating income.
Statement of Cash Flows	Statutory Statements of Cash Flows must be	The Statements of Cash Flows can be presented using
	presented using the direct method. Changes in cash,	the direct or indirect methods, however are typically
	cash equivalents, and short-term investments and	presented using the indirect method. Presentation is
	certain sources of cash are excluded from operational	limited to changes in cash and cash equivalents
	cash flows.	(short-term investments are excluded).

Deferred Federal Income Taxes	Deferred income taxes are established for the	The provision for deferred income taxes is recorded
	temporary differences between tax and book assets	as a component of income tax expense, as a
	and liabilities, subject to limitations on admissibility	component of the Statements of Operations, except
	of tax assets.	for changes associated with items that are included
within other comprehensive income where such items
	Changes in deferred income taxes are recorded within	are recorded net of applicable income taxes.
capital and surplus and have no impact on the
Statements of Operations.

Statutory Adjustments	Certain asset balances designated as nonadmitted,	All assets and liabilities are included in the financial
(applied to certain assets including	such as some intangible assets and certain	statements. Provisions for uncollectible receivables
goodwill, furniture and equipment,	investments in affiliated entities are excluded from	are established as valuation allowances and are
deferred taxes in excess of limitations,	the Statements of Admitted Assets and are reflected as	recognized as expense within the Statements of
prepaid expenses, overdue receivable	deductions from capital and surplus.	Operations.
balances and unsecured reinsurance
amounts)

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E.Significant Statutory Accounting Policies

Premiums

Premiums for insurance and reinsurance contracts are recorded as gross premiums written as of the effective date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Premiums collected prior to the effective date of the policy are recorded as advance premiums, reported as a liability and not considered income until due. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

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13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves represent the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method. Additional unearned premium reserves for policies exceeding thirteen months are established as greater of three prescribed tests.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and charged against Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2019, 2018 and 2017 were as follows:

Years ended December 31,	2019	2018	2017
Net written premiums subject to retrospectively rated contracts	$91	$93	$105
Percentage of total net written premiums	1.7%	1.9%	2.1%

As of December 31, 2019 and 2018, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $490 and $511, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $41 and $60 as of December 31, 2019 and 2018, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $6 and $10 as of December 31, 2019 and 2018, respectively.

High Deductible

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations.

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14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the counterparty exposure on unpaid claims and billed recoverable on paid claims for high deductibles by line of business as of December 31, 2019 and 2018:

		Reserve Credits on	Recoverable on Paid
December 31, 2019	Gross Loss Reserves	Unpaid Claims	Claims	Total
Allied Lines	$423	$423	$7	$430
General Liabilities	481	481	6	487
Workers Compensation	3,352	3,352	35	3,387
Total	$4,256	$4,256	$48	$4,304

As of December 31, 2019, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $150 and $3,013, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2019 were $1,142, or 27% of the total high deductible. Additionally, as of December 31, 2019, the Company had recoverables on paid claims greater than 90 days overdue of $23, of which $6 have been nonadmitted.

		Reserve Credits on	Recoverable on Paid
December 31, 2018	Gross Loss Reserves	Unpaid Claims	Claims	Total
Allied Lines	$390	$390	$10	$400
General Liabilities	464	464	9	473
Workers Compensation	3,419	3,419	51	3,470
Total	$4,273	$4,273	$70	$4,343

As of December 31, 2018, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $206 and $3,068, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2018 were $1,069, or 25% of the total high deductible. Additionally, as of December 31, 2018, the Company had recoverables on paid claims greater than 90 days overdue of $72, of which $7 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2019 and 2018:

Counterparty*	Unsecured High Deductible Amounts
December 31,	2019	2018
Counterparty 1	$142	$129
Counterparty 2	89	103
Counterparty 3	86	75
Counterparty 4	74	55
Counterparty 5	69	54
Counterparty 6	54	54
Counterparty 7	51	48
Counterparty 8	35	48
Counterparty 9	22	21
Counterparty 10	21	20

*Actual counterparty is not named and may vary year over year. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued (i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or (iii) in compliance with filed forms, rates and/or rating plans.

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15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

Premium Deficiency

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. For purposes of premium deficiency tests, contracts are grouped in a manner consistent with how policies are marketed, serviced, and measured for the profitability of such contracts. As of December 31, 2019 and 2018, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance

Reinsurance transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Retroactive reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus funds from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the anticipated acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. A minimum reserve, as required under the NAIC Annual Statement Instructions for Property and Casualty Companies for Schedule F–Provision for Overdue Reinsurance for uncollectible reinsurance is recorded with an additional reserve required if an entity's experience indicates that a higher amount should be provided. The minimum reserve is recorded as a liability and the change between years is recorded as a gain or loss directly to Unassigned fund (surplus) in the Statement of Liabilities, Capital and Surplus. Any reserve over the minimum amount is recorded on the statement of operations by reversing the accounts previously utilized to establish the reinsurance recoverable. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance with concurrence from the NY DFS.

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16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Reserves for Losses and Loss Adjustment Expenses

Reserves for case incurred but not reported ("IBNR") and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. In the event of loss recoveries through reinsurance agreements, loss and LAE reserves are reported net of reinsurance amounts recoverable for unpaid losses and LAE. Losses and LAE ceded through reinsurance are netted against losses and LAE incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Salvage and subrogation recoverables are estimated using past experience adjusted for current trends, and any other factors that would modify past experience. Estimated salvage and subrogation recoveries (net of associated expenses) are deducted from the liability for unpaid claims or losses.

Structured Settlements

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2019 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2019 and 2018 were $1,303 and $1,328, respectively.

As of December 31, 2019, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

Life Insurance Company	State of Domicile	Licensed in	Statement Value
		New York

American General Life Insurance Company of Texas	Texas	No	$154
American General Life Insurance Company of Delaware	Delaware	No	266
The United State Life Insurance Company in the City of New York	New York	Yes	830

Fair Value of Financial Instruments

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

∙Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

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17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

∙Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

∙The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

∙The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

∙The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds and Loan Backed and Structured Securities

Bonds include any securities representing a creditor relationship, whereby there is a fixed schedule for one or more future payments such as US government agency securities, municipal securities, corporate and convertible bonds, and fixed income instruments. Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset- backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

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18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Pre-payments of principal are recorded as a reduction in the mortgage loan balance. If a mortgage loan provides for a prepayment penalty or acceleration fee in the event the loan is liquidated prior to its scheduled termination date, such fees is reported as investment income when received. Interest income includes interest collected, the change in interest income due and accrued, the change in unearned interest income as well as amortization of premiums, discounts, and deferred fees and recorded as earned in investment income in the statement of operations.

Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at book value. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of book or fair value.

Unaffiliated Common Stock Securities

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary. For FHLB capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Investments in subsidiaries and affiliated companies

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates' operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

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19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Net investment income and gain/loss

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

∙The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

∙Fundamental credit risk of the issuer exists; and/or

∙Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

∙If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

∙If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

∙If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

∙If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

∙If an order of liquidation or other fundamental credit issues with the partnership exists;

∙If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

∙If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

∙If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

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20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Equities in Pools & Associations

The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company's share of:

∙direct and assumed premium as gross premium,

∙underwriting and net investment income results in the Statements of Operations and Changes in Capital and Surplus,

∙insurance and reinsurance balances in the Statements of Admitted Assets,

∙all other non-insurance assets and liabilities held by the Association, all of which are on its members' behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

∙cashflows in the Statements of Cash Flows.

Foreign Currency Translation

Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2019, 2018 and 2017 of $7, $5 and $10, respectively.

Income Taxes

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, effective January 1, 2018, and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

∙The sections of the Internal Revenue Code relating to the Base Erosion Anti-abuse Tax ("BEAT") are applied, but only if the AIG consolidated group is subject to BEAT in the Consolidated Tax Liability, and;

∙The impact of Deferred Intercompany Transactions (as defined in Treas. Reg. §1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. §1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. §1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

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21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2019, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

∙the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

∙the sustainability of recent operating profitability of our subsidiaries;

∙the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

∙the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

∙prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2.Accounting Adjustments to Statutory Basis Financial Statements

A. Change in Accounting Principles

2019 Changes

In 2019, the Company revised its accounting policy of investments in hedge funds accounted for as equity method investments. These investments will no longer be accounted for using a one month lag. The cumulative impact on the Company's surplus as of December 31, 2018 was a decrease of $39 and is reflected as a Cumulative effect of changes in accounting principles within surplus.

In 2019, there were no significant changes or modifications in the Statements of Statutory Accounting Principles ("SSAP").

2018 and 2017 Changes

In 2018 and 2017, there were no significant changes or modifications in the Statements of Statutory Accounting Principles ("SSAP").

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22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

B.Adjustments to Surplus

During 2019, 2018 and 2017 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $21, $72 and $38, respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2019, 2018 and 2017 statutory financial statements as adjustments to Unassigned surplus. The impact of the 2019 corrections would have decreased the 2018 and 2017 pre-tax income by $1 and $2, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2019, 2018 and 2017 is presented in the following tables:

	Policyholders'	Total Admitted
2019 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2018	$5,923	$24,667	$18,744
Adjustments to beginning Capital and Surplus:
Asset corrections	-	-	-
Liability corrections	9	-	(9)
Income tax corrections	12	12	-
Total adjustments to beginning Capital and Surplus	21	12	(9)
Balance at January 1, 2019 as adjusted	$5,944	$24,679	$18,735

An explanation for each of the adjustments for prior period corrections is described below:

Liability corrections – The decrease in total liabilities is primarily the result of a) Premium overstatement and b) foreign exchange translation correction on Japan Yen business.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

	Policyholders'	Total Admitted
2018 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2017	$6,238	$25,638	$19,400
Adjustments to beginning Capital and Surplus:
Asset corrections	56	56	-
Liability corrections	6	-	(6)
Income tax corrections	10	10	-
Total adjustments to beginning Capital and Surplus	72	66	(6)
Balance at January 1, 2018 as adjusted	$6,310	$25,704	$19,394

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections – The increase in net admitted assets is primarily the result of a) an understatement in the carrying value of an investment impacting 2017 financials; b) deposit accounting not recorded within contract terms.

Liability corrections – The decrease in total liabilities is primarily the result of a) a net decrease in unearned premium reserves on multi-year direct policies; partially offset by b) an increase due to an over-cession of premiums and losses on a specific program.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

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23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

	Policyholders'	Total Admitted
2017 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2016	$6,448	$29,684	$23,236
Adjustments to beginning Capital and Surplus:
Asset corrections	27	27	-
Liability corrections	3	-	(3)
Income tax corrections	8	8	-
Total adjustments to beginning Capital and Surplus	38	35	(3)
Balance at January 1, 2017 as adjusted	$6,486	$29,719	$23,233

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of the recording of real estate step up gains.

Liability corrections – The decrease in total liabilities is primarily the result of a) a decrease due to an over-accrual of insurance taxes, licenses and fees; partially offset by b) an increase resulting from the understatement of losses; c) an increase due to understatement of interest expense on environmental funds held and d) an increase for direct business which was being accounted for as Deposit Accounting in error.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

3.Investments

A.Bond Investments

The reconciliations from carrying value to fair value of the Company's bond investments as of December 31, 2019 and 2018 are outlined in the tables below:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2019	Value	Gains	Losses	Value
U.S. governments	$267	$3	$-	$270
All other governments	116	2	(2)	116
States, territories and possessions	361	34	-	395
Political subdivisions of states, territories and possessions	298	9	-	307
Special revenue and special assessment obligations and all
non-guaranteed obligations of agencies and authorities
and their political subdivisions	2,492	97	(2)	2,586
Industrial and miscellaneous	9,743	614	(17)	10,340
Total	$13,277	$759	$(21)	$14,014

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24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2018	Value	Gains	Losses	Value
U.S. governments	$57	$1	$-	$58
All other governments	258	1	(4)	255
States, territories and possessions	432	20	(3)	449
Political subdivisions of states, territories and possessions	382	13	(1)	394
Special revenue and special assessment obligations and all
non-guaranteed obligations of agencies and authorities
and their political subdivisions	2,636	53	(27)	2,662
Industrial and miscellaneous	10,769	461	(113)	11,117
Total	$14,534	$549	$(148)	$14,935

The carrying values and fair values of bonds at December 31, 2019, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

	Carrying	Fair
December 31, 2019	Value	Value
Due in one year or less	$388	$390
Due after one year through five years	2,317	2,385
Due after five years through ten years	1,529	1,598
Due after ten years	1,535	1,654
Structured securities	7,552	8,031
Total	$13,321	$14,058

B.Mortgage Loan Investments

The minimum and maximum lending rates for mortgage loans during 2019 were:

	Minimum	Maximum
Category	Lending Rate %	Lending Rate %
Office	1.8%	6.6%
Industrial	1.5%	1.5%
Multi-Family	2.8%	6.0%
Residential	2.8%	4.8%

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25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80 percent. The Company's mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2019 and 2018:

				Residential				Commercial
		Farm		Insured		All Other	Insured	All Other	Mezzanine	Total
2019
Recorded Investment
Current			$-		$-	$398	$-	$2,066	$73	$2,537
30	- 59 days past due		-		-	-	-	-	-	-
60	- 89 days past due		-		-	1	-	-	-	1
90	- 179 days past due		-		-	1	-	-	-	1
Greater than 180 days past due			-		-	-	-	-	-	-
Total			$-		$-	$400	$-	$2,066	$73	$2,539
2018
Recorded Investment
Current			$-		$-	$486	$-	$2,191	$-	$2,677
30	- 59 days past due		-		-	2	-	-	-	2
60	- 89 days past due		-		-	-	-	-	-	-
90	- 179 days past due		-		-	-	-	-	-	-
Greater than 180 days past due			-		-	-	-	-	-	-
Total			$-		$-	$488	$-	$2,191	$-	$2,679

C.Loan-Backed and Structured Securities

The Company did not record any non-credit OTTI losses during 2019, 2018, and 2017 for LBaSS.

As of December 31, 2019, 2018, and 2017, the Company held LBaSS for which it recognized $13, $43 and $19, respectively, of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,	2019		2018
Aggregate unrealized losses:
Less than 12 Months		$9	$36
12 Months or longer		$10	$41
Aggregate related fair value of securities with unrealized losses:
Less than 12 Months		$1,013	$1,723
12 Months or longer		$511	$1,376

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26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D.Unrealized losses

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31,

2019 and 2018 are set forth in the tables below:

December 31, 2019	Less than 12 Months			12 Months or Longer			Total
			Unrealized			Unrealized		Unrealized
Description of Securities	Fair Value		Losses	Fair Value		Losses	Fair Value	Losses
U.S. governments	$22		$-	$-		$-	$22	$-
All other governments	13		(7)	7		(6)	20	(13)
States, territories and possessions	-		-	-		-	-	-
Political subdivisions of states,
territories and possessions	4		-	-		-	4	-
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
and their political subdivisions	126		(1)	149		(1)	275	(2)
Industrial and miscellaneous	1,289		(25)	444		(17)	1,733	(42)
Total bonds	$1,454		$(33)	$600		$(24)	$2,054	$(57)
Affiliated	-		-	-		-	-	-
Non-affiliated	26		-	-		-	26	-
Total common stocks	$26		$-	$-		$-	$26	$-
Total bonds and stocks	$1,480		$(33)	$600		$(24)	$2,080	$(57)

December 31, 2018	Less than 12 Months			12 Months or Longer			Total
			Unrealized			Unrealized		Unrealized
Description of Securities	Fair Value		Losses	Fair Value		Losses	Fair Value	Losses
U.S. governments	$13	$	- $	22	$	- $	35	$-
All other governments	67		(3)	124		(4)	191	(7)
States, territories and possessions	51		(3)	44		(1)	95	(4)
Political subdivisions of states,
territories and possessions	49		(1)	52		(1)	101	(2)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
and their political subdivisions	264		(3)	723		(24)	987	(27)
Industrial and miscellaneous	3,360		(99)	1,825		(67)	5,185	(166)
Total bonds	$3,804		$(109)	$2,790		$(97)	$6,594	$(206)
Affiliated	-		-	10		(5)	10	(5)
Non-affiliated	9		(1)	-		-	9	(1)
Total common stocks	$9		$(1)	$10		$(5)	$19	$(6)
Total bonds and stocks	$3,813		$(110)	$2,800		$(102)	$6,613	$(212)

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27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Realized Gains Losses

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2019, 2018 and 2017 were as follows:

Years ended December 31	2019		2018		2017
		Equity		Equity		Equity
	Bonds	Securities	Bonds	Securities	Bonds	Securities
Proceeds from sales	$2,020	$108	$1,924	$339	$5,648	$59
Gross realized gains	88	8	14	21	79	5
Gross realized losses	(17)	-	(27)	-	(69)	-

F.Derivative Financial Instruments

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The Company has determined that the currency and interest rate derivatives do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, Accounting for Derivative Instruments and Hedging Transactions ("SSAP 86"). As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) within the Statements of Operations and Changes in Capital and Surplus until the contract expires, paid down or is redeemed early. In the event a contract is fully redeemed before its expiration, the related unrealized amounts will be recognized in Net realized capital gains (losses). Furthermore, if the contract has periodic payments or fully matures, any related unrealized amounts are recognized in Net investment income earned.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2019 and 2018.

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28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

	December 31, 2019		Year ended December 31, 2019
	Outstanding		Realized capital	Unrealized capital
Derivative Financial Instrument	Notional Amount	Fair Value	gains/ (losses)	gains / (losses)
Swaps	$2,075	$(9)	$-	$(13)
Forwards	54	-	-	-
Total	$2,129	$(9)	$-	$(13)

	December 31, 2018		Year ended December 31, 2018
	Outstanding		Realized Capital	Unrealized capital
Derivative Financial Instrument	Notional Amount	Fair Value	gains/(losses)	gains / losses
Swaps	$1,334	$5	$(2)	$25
Forwards	-	-	-	(1)
Total	$1,334	$5	$(2)	$24

G.Other Invested Assets

During 2019, 2018, and 2017, the Company recorded OTTI losses on investments in joint ventures and partnerships of $48, $91, and $81, respectively.

H. Investment Income

The Company did not have any accrued investment income receivables over 90 days past due as of December 31, 2019 and 2018. Investment expenses of $30, $36 and $42 were included in Net investment income earned for the years ended December 31, 2019, 2018 and 2017, respectively.

I.Restricted Assets

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,604 and $1,676 as of December 31, 2019 and 2018, respectively.

4.Fair Value of Financial Instruments

The following tables present information about financial instruments carried at fair value on a recurring basis and indicate the level of the fair value measurement as of December 31, 2019 and 2018:

December 31, 2019	Level 1	Level 2	Level 3	Total
Bonds	$-	$227	$139	$366
Common stocks	14	-	37	51
Mutual funds	-	-	2	2
Derivative assets	-	29	-	29
Derivative liabilities	-	(37)	-	(37)
Total	$14	$219	$178	$411

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29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

December 31, 2018	Level 1	Level 2	Level 3	Total
Bonds	$-	$578	$96	$674
Common stocks	111	-	25	136
Mutual funds	2	-	-	2
Derivative assets	-	22	-	22
Derivative liabilities	-	(17)	-	(17)
Total	$113	$583	$121	$817

A.Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2019 and 2018.

						Purchases,
	Beginning			Total Gains	Total Gains	Sales,
	Balance at			(Losses)	(Losses)	Issuances,	Balance at
	January 1,	Transfers into	Transfers out	included in	Included in	Settlements,	December 31,
	2019	Level 3	of Level 3	Net Income	Surplus	Net	2019
Bonds	$96	$203	$(67)	$(3)	$10	$(100)	$139
Common stocks	25	-	-	(2)	-	14	37
Mutual Funds	-	1	-	-	1	-	2
Total	$121	$204	$(67)	$(5)	$11	$(86)	$178

						Purchases,
	Beginning			Total Gains	Total Gains	Sales,
	Balance at			(Losses)	(Losses)	Issuances,	Balance at
	January 1,	Transfers into	Transfers out	included in	included in	Settlements,	December 31,
	2018	Level 3	of Level 3	Net Income	Surplus	Net	2018
Bonds	$65	$98	$(141)	$(13)	$(2)	$89	$96
Common Stocks	22	1	(26)	15	(2)	15	25
Total	$87	$99	$(167)	$2	$(4)	$104	$121

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and this observable. Transfers out of Level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

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30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets.

	Fair Value at December 31,
	2019	Valuation Technique	Unobservable Input	Range (Weighted Average)

Assets:
Bonds	$91	Discounted cash flow	Yield	3.18%-3.4% (3.29%)

B.Fair Value of all Financial Instruments

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2019 and 2018:

							Not
	Aggregate	Admitted					Practicable
December 31, 2019	Fair Value	Assets		Level 1	Level 2	Level 3	(Carry Value)
Bonds	$14,014	$13,277		$2	$10,277	$3,735	$-
Cash equivalents and short term investments	342	342		280	61	-	-
Common stock	61	61		14	9	37	-
Derivative assets	29	29		-	29	-	-
Derivative liabilities	(37)	(37)		-	(37)	-	-
Mortgage loans	2,615	2,539		-	-	2,615	-
Mutual funds	2	2		-	-	2	-
Preferred stock	71	17		-	71	-	-
Total	$17,097	$16,230		$296	$10,410	$6,389	$-

							Not
	Aggregate	Admitted					Practicable
December 31, 2018	Fair Value	Assets		Level 1	Level 2	Level 3	(Carry Value)
Bonds	$14,935	$14,534	$	- $	10,809	$4,126	$-
Cash equivalents and short term investments	191	191		134	57	-	-
Common stock	145	145		111	9	25	-
Derivative assets	22	22		-	22	-	-
Derivative liabilities	(17)	(17)		-	(17)	-	-
Mortgage loans	2,673	2,679		-	-	2,673	-
Mutual funds	2	2		2	-	-	-
Preferred stock	50	49		-	50	-	-
Total	$18,001	$17,605		$247	$10,930	$6,824	$-

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31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

5.Reserves for Losses and Loss Adjustment Expenses

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2019, 2018 and 2017, is set forth in the table below:

December 31,	2019	2018	2017
Reserves for losses and LAE, end of prior year	$10,935	$12,115	$12,210
Incurred losses and LAE related to:
Current accident year	3,772	4,000	4,700
Prior accident year	(39)	260	277
Total incurred losses and LAE	$3,733	$4,260	$4,977
Paid losses and LAE related to:
Current accident year	(1,214)	(1,182)	(1,140)
Prior accident year	(3,722)	(4,258)	(3,932)
Total paid losses and LAE	(4,936)	(5,440)	(5,072)
Reserves for losses and LAE, end of current year	$9,732	$10,935	$12,115

During 2019, after applying the impact of the ADC, the Company reported net favorable incurred loss and LAE of approximately $39. This favorable incurred includes $37 favorable due to changes in discount. This results in a favorable prior year development ("PYD") of $2.

The favorable prior year development is generally a result of the following:

∙Favorable development on 2017 Hurricanes and 2017 California Wildfires subrogation recoverables in Commercial Property and Personal Lines;

∙Favorable development on Workers Compensation, both guaranteed cost business and large deductible and Defense Base Act business (covering government contractors serving at military bases overseas) where the Company reacted to favorable loss trends in recent accident years.

During 2018, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $260, which includes a decrease in loss reserve discount on prior accident years of $24. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior year loss reserve development of $491.

The 2018 unfavorable prior year development is generally a result of the following:

∙Unfavorable prior year development in excess casualty, driven by the combination of construction defect and construction wrap claims from accident years 2015 and prior where we reacted to significant increases in severity and longer claim reporting patterns, as well as higher than expected loss severity in accident years 2016 and 2017, which led to an increase in estimates for these accident years;

∙Unfavorable prior year development in financial lines, primarily from directors & officers (D&O) and employment practices liability (EPLI) policies covering corporate and national insureds as well as private and not-for-profit insureds. This development was predominantly in accident years 2014-2017 and resulted largely from increases in severity as the frequency of class action lawsuits increased in those years; and

∙Unfavorable prior year development in personal lines reflecting an increase in estimates in respect of the California Wildfires and Hurricane Irma.

During 2017, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $277, which includes a decrease in loss reserve discount on prior accident years of $45. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior loss reserve development of $452.

The 2017 unfavorable prior year development is generally a result of the following:

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32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

∙Unfavorable prior year development in excess casualty and primarily general liability products within Other Liability – Occurrence line of business, driven primarily by increases in underlying severity and greater than expected loss experience in accident year 2016 as well as increased development from claims related to construction defects and construction wrap business (largely from accident years 2006 and prior);

∙Unfavorable prior year development in excess casualty and directors and officers ("D&O") within Other Liability - Claims-Made line of business, covering privately owned and not-for-profit insureds. The D&O development was predominantly in accident year 2016 and resulted largely from increases in bankruptcy-related claims and fiduciary liability claims for large educational institutions; and

∙Unfavorable prior year development primarily driven by commercial auto business in the program business unit. A significant portion of this development came from accident year 2016 with much of it related to programs that have been terminated over the past year.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $310, $249 and $252 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company paid $13, $9 and $32 in the reporting period to settle 148, 204 and 233 claims related to extra contractual obligations or bad faith claims stemming from lawsuits for the years ended December 31, 2019, 2018 and 2017, respectively.

A.Asbestos/Environmental Reserves

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

		Asbestos Losses		Environmental Losses
December 31,	2019	2018	2017	2019	2018	2017
Direct
Loss and LAE reserves, beginning of year	$727	$797	$838	$285	$215	$255
Incurred losses and LAE	54	(17)	2	51	97	1
Calendar year paid losses and LAE	(47)	(53)	(43)	(29)	(27)	(41)
Loss and LAE Reserves, end of year	$734	$727	$797	$307	$285	$215
Assumed reinsurance
Loss and LAE reserves, beginning of year	$316	$258	$249	$17	$19	$15
Incurred losses and LAE	4	76	27	2	(1)	6
Calendar year paid losses and LAE	(15)	(18)	(18)	(1)	(1)	(2)
Loss and LAE Reserves, end of year	$305	$316	$258	$18	$17	$19
Net of reinsurance
Loss and LAE reserves, beginning of year	$1	$1	$1	$-	$-	$-
Incurred losses and LAE	-	-	-	-	-	-
Calendar year paid losses and LAE	-	-	-	-	-	-
Loss and LAE Reserves, end of year	$1	$1	$1	$-	$-	$-

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

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33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

A me r ica n Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi- peril and excess liability insurance or reinsurance policies as noted below:

Asbestos	Loss Reserves		LAE Reserves
December 31,	2019	2018	2019	2018
Direct basis:	$364	$350	$40	$39
Assumed reinsurance basis:	116	125	13	14
Net of ceded reinsurance basis:	-	-	-	-

Environmental	Loss Reserves		LAE Reserves
December 31,	2019	2018	2019	2018
Direct basis:	$133	$112	$57	$48
Assumed reinsurance basis:	6	5	2	2
Net of ceded reinsurance basis:	-	-	-	-

B.Loss Portfolio Transfer

On February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds" (as cedants), each of which is a member of the Combined Pool) commuted certain loss portfolio reinsurance agreements with Eaglestone (as reinsurer). The commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers' compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement was equal to the statutory balances as of the January 1, 2017 effective date.

On the same date, the Reinsureds (as cedants), Eaglestone (as original reinsurer), and Fortitude Re (as replacement reinsurer), a partially owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda, entered into a novation agreement whereby obligations of excess workers' compensation business previously ceded by the Reinsureds to Eaglestone were transferred to Fortitude Re. The novation consideration was equal to the total statutory reserves ceded to Eaglestone as of the January 1, 2017 effective date.

Further, and also on the same date, a book of assumed reinsurance business of the Reinsureds, which was previously embedded in one of the LPTs that was commuted, was ceded back to Eaglestone as a separate LPT ("Re-ceded Portfolio") on a fund transferred basis with settlement equal to the statutory balances as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds.

Finally, the Reinsureds (as cedants) ceded substantially all commuted business as detailed above through various LPT reinsurance agreements to Fortitude Re (as replacement reinsurer). Additionally, at the same time, the Reinsureds also ceded to Fortitude Re additional business related to certain excess workers' compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of a certain earmarked portfolio of assets owned by the Reinsureds.

The recording of these transactions by the Reinsureds in the first quarter of 2018 required the reversal of interest expense on funds held due to Eaglestone on the commuted portfolios and the recognition of interest expense due to Fortitude Re on the commuted portfolios and the new cessions, in order to record the effect of the transaction as of the stated effective date of January 1, 2017.

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34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

A reconciliation of change in reserves and corresponding consideration (paid) received for the above transactions between Eaglestone, Fortitude Re and the Reinsureds for the effective date of January 1, 2017 are shown below:

			LPTs
			(Previously
			commuted
			business and
			2016 Exit	Re-ceded
Company	Novation	Commutation	Portfolio)	Portfolio	Total
Reserves
Eaglestone Reinsurance Company	$(1,577)	$(2,895)	$-	$41	$(4,431)
Fortitude Reinsurance Company	1,577	-	4,013	-	5,590
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)
Consideration (Paid) Received as Funds Held, Cash and Securities
Eaglestone Reinsurance Company	(1,734)	(2,895)	-	41	(4,588)
Fortitude Reinsurance Company	1,734	-	4,013	-	5,747
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)

The below table presents the reserves as of December 31, 2017 that were transferred during 2018 between Eaglestone, Fortitude Re and the Reinsureds for the above transactions:

			LPTs
			(Previously
			commuted
			business and
			2016 Exit	Re-ceded	Total Change in
Company	Novation	Commutation	Portfolio)	Portfolio	Reserves
Eaglestone Reinsurance Company	$(1,477)	$(2,567)	$-	$32	$(4,012)
Fortitude Reinsurance Company	1,477	-	3,442	-	4,919
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	898	(1,205)	(11)	(318)
American Home Assurance Company	-	898	(1,205)	(11)	(318)
Lexington Insurance Company	-	771	(1,032)	(10)	(271)
Total Combined Pool	-	2,567	(3,442)	(32)	(907)

C.Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment Expenses

The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2019 and 2018 liabilities include $570 and $569 of such discounted reserves, respectively.

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35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Tabular Reserve Discount

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2019, 2018 and 2017.

Lines of Business	2019		2018		2017
Workers' Compensation
Case Reserves		$		$
	$124		135		134

As of December 31, 2019, 2018 and 2017, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $203, $184, and $162, respectively.

Non-Tabular Discount

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2019, 2018 and 2017.

Lines of Business	2019	2018	2017
Workers' Compensation
Case Reserves	$133	$73	$86

As of December 31, 2019, 2018 and 2017, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $142, $193, and $187, respectively.

6.Related Party Transactions

A.Combined Pooling Agreement 2017 Pooling Restructure Transaction

In 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during March 2017. The change in the Combined Pooling Agreement had no effect on the Company's reported assets, liabilities, surplus, operations or cash flow, as the Company's participation in the pool remained the same.

B.American International Overseas Association

AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG's international general insurance operations. At the time of forming the Association, the member companies thereto entered into an Inter-Reinsurance Agreement ("IRA") to govern the business pooled in the Association. Immediately prior to June 1, 2019, the participation percentages for the Association pool members companies are set forth in the table below:

	NAIC Co.	Participation
Member Company	Code	Percent
Combined Pool Member companies, as follows:
National Union	19445	78%
New Hampshire	23841	12%
American Home	19380	10%

Effective June 1, 2019, the IRA was commuted. Notwithstanding the commutation, all of the business at issue continues to be pooled in accordance with the Combined Pooling Agreement referenced in Note 6A.

Therefore, the commutation has no net impact to the member companies of the Combined Pool. However, the commutation, together with associated operational changes, has resulted in an increase in direct underwriting activity being reported by certain member companies of the Combined Pool.

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36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

C.Significant Transactions

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2019, 2018 and 2017 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2019, 2018 and 2017:

					2019
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
01/30/19	Purchase of securities		National Union	$154	Securities	$154	Cash
02/13/19	Return of Capital		AIG PC US	-	-	486	Securities
					2018
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
12/31/18	Capital Contribution	(a)	AIG PC US	$150	Receivables	$-	-

(a) Refer to Note 11 and 12 for more details.
					2017
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
01/19/17	Purchase of securities		AIG, Inc.	$264	Securities	$264	Cash
10/31/17	Purchase and sale of		Lexington	343	Securities	359	Securities
	securities
10/31/17	Purchase of securities		Lexington	16	Cash	-	-
10/31/17	Purchase and sale of		National Union	499	Securities	507	Securities
	securities
10/31/17	Purchase of securities		National Union	9	Cash	-	-

Share Repurchase

On January 23, 2019, NY DFS approved American Home's plan to distribute an amount of up to approximately $504 to its immediate parent, an increase in the par value of its common stock from $17 per share to $20 per share and a decrease in the minimum number of directors from 13 to

7.The distribution was accomplished via a share repurchase agreement with the per share repurchase price equal to the American Home's statutory book value per share calculated as of September 30, 2018.

On February 14, 2019, American Home repurchased 139,000 shares of its issued and outstanding common stock, resulting in a distribution to its immediate parent of $502 and a reduction in its common capital stock and gross paid in and contributed surplus of $2 and $500, respectively. On that same date, American Home filed an amendment to its charter with DFS to increase the par value of the American Home's common stock from $17 to $20 per share. The increase to the par value resulted in an increase of $5 to the American Home's common capital stock and a reduction to its gross paid in and contributed surplus of the same amount, post share repurchase.

AIG Global Real Estate Investment Corp. ("AIGGRE") Restructure

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIGGRE (including its investment management affiliates), by contributing such interests to three separate real estate investment funds managed by AIGGRE – AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018.

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37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $276 (representing an approximately 23% equity interest therein), and contributed the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $209) and received a cash payment from the fund of approximately $24.

In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $621 (representing approximately 23% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $702) and received a cash payment from the fund of approximately $224.

Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $52 (representing an approximately 8% equity interest therein), and contributed cash to the fund (approximately $34).

In 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE US Real Estate Fund III LP (U.S. Fund III), a real estate investment fund managed AIGGRE. At the closing of U.S. Fund III, on January 2, 2019, the Company made a capital commitment to the fund of up to $146 (representing an approximately 9.73% equity interest therein). In connection with the closing of U.S. Fund III, the Company contributed cash (approximately $23).

AIGGRE Europe Real Estate Fund II S.C.SP ("Europe II Fund") closed on March 8, 2019. In connection with the closing of Europe II Fund, the Company made a capital commitment to the fund of $43 (representing an approximate 7% equity interest therein), and contributed cash to the fund (approximately $4).

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, and Europe Fund I, after certain additional capital was called, was approximately $91, $134, and $24, respectively.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S. Fund III, Europe Fund I, and Europe Fund II, after certain additional capital was called, was approximately $91, $99, $97, $16, and $38, respectively.

The AIGGRE investments are presented as Other invested assets on the Statement of Admitted Assets.

D.Amounts Due to or from Related Parties

At December 31, 2019 and 2018, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,	2019	2018
Balances with AIG PC US	$-	$150
Balances with other affiliates	9	134
Receivable from parent, subsidiaries and affiliates	$9	$284
Balances with National Union	$117	$524
Balances with other member pool companies	17	25
Balances with other affiliates	8	16
Payable to parent, subsidiaries and affiliates	$142	$565

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2019 and 2018 were $(2) and $(9), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2019 or 2018.

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38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Guarantees or Contingencies for Related Parties

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

F.Management, Service Contract and Cost Sharing Arrangements

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2019, 2018 and 2017:

Affiliates	2019	2018	2017
AIG Claims Inc.	$172	$192	$201
AIG PC Global Services, Inc.*	124	66	46
Total	$296	$258	$247

*AIG PC Global Services, Inc. was below one-half of one percent in 2018 and 2017.

In 2019, 2018 and 2017 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

G.Borrowed Money

The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2019 and 2018, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

∙The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

∙The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

∙The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) The Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

Refer to Note 11 E regarding funds borrowed from FHLB.

7.Reinsurance

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) an accumulation of losses from a number of smaller events; or c) provide greater risk diversification. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk. In addition, the Company assumes reinsurance from other insurance companies.

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39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned premiums for the years ended December 31, 2019, 2018 and 2017:

Years Ended December 31,		2019			2018		2017
	Written		Earned	Written		Earned	Written	Earned
Direct premiums	$508		$631	$482		$672	$682	$592
Reinsurance premiums assumed:
Affiliates	8,252		8,162	7,221		7,322	7,243	7,527
Non-affiliates	105		100	147		192	298	276
Gross premiums	8,865		8,893	7,850		8,186	8,223	8,395
Reinsurance premiums ceded:
Affiliates	1,482		1,490	1,063		1,268	1,264	1,205
Non-affiliates	2,181		2,034	1,803		1,909	1,928	2,020
Net premiums	$5,202		$5,369	$4,984		$5,009	$5,031	$5,170

As of December 31, 2019 and 2018, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

	Unearned Premium	Paid Losses and	Reserves for Losses
	Reserves	LAE	and LAE

December 31, 2019:
Affiliates	$781	$63	$8,519
Non-affiliates	648	337	8,374
Total	$1,429	$400	$16,893
December 31, 2018:
Affiliates	$759	$51	$9,034
Non-affiliates	501	314	8,567
Total	$1,260	$365	$17,601

A.Reinsurance Return Commission

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2019 and 2018 with the return of the unearned premium reserve is as follows:

	Assumed Reinsurance		Ceded Reinsurance		Net
	Premium Reserve Commission Equity		Premium Reserve Commission Equity		Premium Reserve Commission Equity

December 31, 2019
Affiliates	$4,172	$978	$781	$163	$3,391	$815
All Other	122	29	648	135	(526)	(106)
Total	$4,294	$1,007	$1,429	$298	$2,865	$709
December 31, 2018
Affiliates	$4,007	$825	$759	$123	$3,248	$702
All Other	117	24	501	81	(384)	(57)
Total	$4,124	$849	$1,260	$204	$2,864	$645

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40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

B.Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2019 and 2018 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

Reinsurer	2019	2018
Affiliates:
Combined Pool*	$7,080	$7,321
Eaglestone	605	645
Other affiliates	8	16
Total affiliates	$7,693	$7,982
Berkshire Hathaway Group	81	1,062
Swiss Reinsurance Group	467	439
Total Non-affiliates	548	1,501
Total affiliates and non-affiliates	$8,241	$9,483

*Includes intercompany pooling impact of $634 related to Unearned Premium Reserve, $6,248 related to Reserves for Losses and LAE and $6 related to Paid losses and LAE as of and for the year ended December 31, 2019, and $577, $6,486, and $13, respectively, as of and for the year ended December 31, 2018.

C.Reinsurance Recoverable in Dispute

At December 31, 2019 and 2018, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $37 and $46 as of December 31, 2019 and 2018, respectively.

D.Retroactive Reinsurance

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's 80 percent share, NICO's limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home's share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company's Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2019, 2018 and 2017 was $2,176, $1,984 and $1,426, respectively. American Home's share of this gain as of December 31, 2019, 2018 and 2017 was $854, $920 and $689, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

E.Reinsurance Agreements Qualifying for Reinsurer Aggregation

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2019 and 2018 the amount in trust was $4,326 and $3,291, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2019 and 2018 was $1,201 and $1,198, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

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41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

8.Income Taxes

U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and have made an accounting policy election to treat GILTI taxes in a similar manner.

No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2019 and 2018 are as follows:

			12/31/2019					12/31/2018							Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTA	$892		$241		$1,133		$1,028		$227		$1,255		$(136)		$14		$(122)

Statutory Valuation Allowance	13		53		66		-		57		57		13		(4)		9
Adjusted Gross DTA	879		188		1,067		1,028		170		1,198		(149)		18		(131)

Nonadmitted DTA	31		-		31		127		-		127		(96)		-		(96)
Subtotal Admitted DTA	848	-	188	-	1,036	-	901	-	170	-	1,071	-	(53)	-	18	-	(35)

DTL	123		188		311		129		170		299		(6)		18		12
Net Admitted DTA/(DTL)	$725		$-		$725		$772		$-		$772		$(47)		$-		$(47)

At December 31, 2019, the Company recorded gross deferred tax assets ("DTA") of $1,133. A valuation allowance of $13 was established on deferred tax assets related to foreign tax credits and $53 on net capital deferred tax assets, as it is management's belief that they will not be utilized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2019 and 2018:

		12/31/2019			12/31/2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Adjusted gross DTAs realizable within 36
months or 15 percent of statutory surplus
(the lesser of 1 and 2 below)	725	-	725	772	-	772	(47)	-	(47)
1. Adjusted gross DTAs realizable
within 36 months	725	-	725	774	-	774	(49)	-	(49)
2. 15 percent of statutory surplus	NA	NA	790	NA	NA	772	NA	NA	18
Adjusted gross DTAs that can be offset
against DTLs	123	188	311	129	170	299	(6)	18	12
Total DTA admitted as the result of
application of SSAP 101	$848	188	1,036	$901	$170	$1,071	$(53)	$18	$(35)
	2019		2018
Ratio percentage used to determine recovery period and threshold limitation amount		413%	388%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (2) above.		$5,271	$5,151

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42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,	2019	2018	Change
Federal income tax	$(42)	$(63)	$21
Foreign income tax	7	9	(2)
Subtotal	(35)	(54)	19
Federal income tax on net capital gains	42	69	(27)
Federal and foreign income taxes incurred	$7	$15	$(8)

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2019 and 2018:

	2019		2018	Change
Ordinary
Discounting of unpaid losses		$128	$151	$(23)
Nonadmitted assets		15	19	(4)
Unearned premium reserve		147	158	(11)
Bad debt expense		9	11	(2)
Net operating loss carry forward		406	501	(95)
Foreign tax credit carry forward		80	79	1
Investments		26	26	-
Mortgage Contingency Reserve		34	29	5
Intangible Assets		13	14	(1)
Other temporary differences		34	40	(6)
Subtotal		892	1,028	(136)
Statutory valuation allowance adjustment		13	-	13
Nonadmitted		31	127	(96)
Admitted ordinary deferred tax assets		$848	$901	$(53)
Capital
Investments		$228	$211	$17
Net capital loss carry forward		-	1	(1)
Unrealized capital losses		13	15	(2)
Subtotal		241	227	14
Statutory valuation allowance		53	57	(4)
Admitted capital deferred tax assets		188	170	18
Admitted deferred tax assets		$1,036	$1,071	$(35)

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43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2019 and 2018:

	2019		2018	Change
Ordinary
Investments		$80	$72	$8
Tax Act adjustment to discounting of unpaid losses		32	47	(15)
Section 481(a) adjustment		-	3	(3)
Other temporary differences		12	7	5
Subtotal		124	129	(5)
Capital
Investments		$128	$108	$20
Unrealized capital gains (losses)		59	61	(2)
Other temporary differences		1	1	-
Subtotal		188	170	18
Deferred tax liabilities		312	299	13
Net deferred tax assets/liabilities		$724	$772	$(48)

The change in net deferred tax assets is comprised of the following:

	2019		2018	Change
Adjusted gross deferred tax assets		$1,067	$1,198	$(131)
Total deferred tax liabilities		(312)	(299)	(13)
Net deferred tax assets/ (liabilities)		755	899	(144)
Tax effect of unrealized gains (losses)				1
Total change in net deferred tax				$(145)
Change in deferred tax - current year				(146)
Change in deferred tax - current year - other surplus items				3
Change in deferred tax - current year - total				(143)
Change in deferred tax – prior period correction				(2)
Total change in deferred tax - current year				$(145)

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2019:

		Current		Deferred		Total
SSAP 3 impact:
SSAP 3 - general items			$15		$(12)	$3
SSAP 3	- statutory valuation allowance		-		10	10
Subtotal SSAP 3			15		(2)	13
SSAP 3	- unrealized gain/loss		-		-	-
SSAP 3	- adjusted tax assets and liabilities		15		(2)	13
SSAP 3	- nonadmitted impact		-		(1)	(1)
Total SSAP 3 impact			$15		$(3)	$12

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44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2019, 2018 and 2017:

	2019
Description	Amount	Tax Effect
Net Income (Loss) Before Federal Income Taxes
and Capital Gains Taxes	$628	$132
Book to Tax Adjustments:
Tax Exempt Income, net of proration	(18)	(4)
Stock Options And Other Compensation	10	2
Change in Nonadmitted Assets	18	4
Change in Tax Position	-	-
Statutory Valuation Allowance	-	19
Return to Provision	-	(2)
Reversal of Book/Tax Difference on Share
Distribution	(26)	(5)
Change in contingency reserve	-	-
Impact of Tax Act		-
Real Estate Redemption	-	-
Other	(14)	4
Total Book to Tax Adjustments	(30)	18
Total Income Tax	$598	$150
Federal and Foreign Income Taxes Incurred	-	(35)
Federal Income Tax on Net Capital Gains	-	42
Change in Net Deferred Income Taxes	-	143
Total Income Tax	$-	$150

Operating loss and tax credit carry-forwards

2018

Amount	Tax Effect

$(263)	$(55)

(34)(7)

-	-
28	6
-	-

-40

-(1)

-	-
(31)	(7)
-	-
-	-
36	8
(1)	39
$(264)	$(16)
-	(54)
-	69
-	(31)
$-	$(16)

2017

Amount	Tax Effect

$(380)	$(133)

(71)(25)

-	-
46	16
-	2

-(5)

-(3)

-	-
(39)	(14)
-	588
(72)	(25)
6	6
(130)	540
$(510)	$407

-(69)

-82

-394

$	- $	407

At December 31, 2019 the Company had net operating loss carry forwards expiring through the year 2038 of: At December 31, 2019 the Company had foreign tax credits expiring through the year 2029 of:

$1,932
$80

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2019. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2019, there was a $15 receivable related to tax return errors and omissions and a $18 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company. The statute of limitations for all tax years prior to 2000 has expired for the consolidated federal income tax return. The Company is currently under examination for the tax years 2000 through 2013 and open to examination through 2018.

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45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table lists those companies that form part of the 2019 AIG consolidated federal income tax return:

Company	Company	Company	Company	Company

A.I. Credit Consumer	A.I. Credit Corp.	AGC Life Insurance	AGC Life Insurance	AGLIC Investments
Discount Company		Company	Company	Bermuda Limited
AH SLP 1094 San Lucas,	AH SubGP 1000	AH SubGP 1007 Highland	AH SubGP 1020	AH SubGP 1045
LLC	Woodwind Lakes, LLC	Meadow, LLC	Collingham, LLC	Montgomery, LLC
AH SubGP 1098 Green	AH SubGP 1158 Flat Iron,	AH SubGP 1210	AH SubGP 1211 Mision	AH SubGP 1212 Painted
Pines, LLC	LLC	Geronimo, LLC	Del Valle, LLC	Desert, LLC
AH SubGP 1248 North	AH SubGP 1263 West	AH SubGP 1384	AH SubGP 1433 Magnolia,	AH SubGP 1450 Timber,
Vista, LLC	Virginia, LLC	Woodglen, LLC	LLC	LLC
AH SubGP 1470 Palmetto,	AH SubGP 1480 Eastmont	AH SubGP 1535 Hunter's	AH SubGP 1548 Walnut,	AH SubGP 1551 Spanish
LLC	Senior, LLC	Run, LLC	LLC	Creek, LLC
AH SubGP 1597	AH SubGP 1600 Rainer,	AH SubGP 1631	AH SubGP 1694 Sonoma,	AH SubGP 245 Garland,
Broadmoor, LLC	LLC	Broadway, LLC	LLC	LLC
AH SubGP 479 Sunrise,	AH SubGP 516	AH SubGP 716 Villas of	AH SubGP 785 Mayfield,	AH SubGP 787 North
LLC	Merrilltown, LLC	Mission Bend, LLC	LLC	Knoll, LLC
AH SubGP 835	AH SubGP 842 Huebner,	AH SubGP 911 Mainland,	AH SubGP 929	AH SubGP 936 Emmaus,
Whispering, LLC	LLC	LLC	Collinwood, LLC	LLC
AH SubGP 997 Maxey,	AH SubGP Crestview	AH SubGP GAG Gandolf,	AH SubGP MDL, LLC	AIG Aerospace
LLC	Duplexes, LLC	LLC		Adjustment Services, Inc.
AIG Aerospace Insurance	AIG Asset Management	AIG Assurance Company	AIG BG Holdings LLC	AIG Capital Corporation
Services, Inc.	(U.S.), LLC
AIG Capital Services, Inc.	AIG Century	AIG Claims, Inc.	AIG Claims, Inc.	AIG Claims, Inc.
Verwaltungsgesellschaft
mbH
AIG Commercial	AIG Commercial	AIG Consumer Finance	AIG Credit (Europe)	AIG Credit Corp.
Equipment Finance Canada	Equipment Finance, Inc.	Group, Inc.	Corporation
Branch
AIG Direct Insurance	AIG Employee Services,	AIG Europe Holdings	AIG FCOE, Inc.	AIG Federal Savings Bank
Services, Inc.	Inc.	Limited
AIG Financial Advisor	AIG Financial Products	AIG Fund Services, Inc.	AIG G5, Inc.	AIG Global Asset
Services, Inc.	Corp.			Management Holdings
Corp.
AIG Global Capital	AIG Global Real Estate	AIG GLOBAL REAL	AIG Global Real Estate	AIG Insurance
Markets Securities, LLC	Investment Corp.	ESTATE INVESTMENT	Investment de Mexico,	Management Services, Inc.
CORP. [RUSS
AIG International Inc.	AIG Kirkwood, Inc.	AIG Life Holdings, Inc.	AIG Life of Bermuda, Ltd.	AIG Life of Bermuda, Ltd.
AIG Markets, Inc.	AIG Matched Funding	AIG MEA Investments and	AIG Mortgage Capital,	AIG North America, Inc.
	Corp.	Services, LLC	LLC
AIG PC Global Services	AIG PC Global Services,	AIG Procurement Services,	AIG Property Casualty	AIG Property Casualty
Inc.	Inc. United Kingdom	Inc.	Company	Europe Financing Ltd.
AIG Property Casualty	AIG Property Casualty	AIG Property Casualty,	AIG Realty, Inc.	AIG Securities Lending
International, LLC	U.S., Inc.	Inc.		Corp.
AIG Shared Services	AIG Shared Services	AIG Shared Services	AIG Shared Services	AIG Specialty Insurance
	Corporation	Corporation - Management	Corporation (Philippines)	Company
AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc.	AIG Travel Assist, Inc.	AIG TRAVEL EMEA
		(U.K. branch)		LIMITED
AIG TRAVEL EUROPE	AIG Travel, Inc.	AIG UNITED	AIG United Guaranty,	AIG Warranty Services of
LIMITED		GUARANTY AGENZIA	Sociedad Limitada	Florida, Inc.
DI ASSICURAZIONE
AIG Warranty Services,	AIG WarrantyGuard, Inc.	AIG.COM, Inc.	AIG-FP Capital	AIG-FP Matched Funding
Inc.			Preservation Corp.	Corp.
AIG-FP Pinestead	AIGGRE Dakota Springs	AIGGRE DC Ballpark	AIGGRE Europe Real	AIGGRE Europe Real
Holdings Corp.	Investor LLC	Investor, LLC	Estate Fund I	Estate Fund I GP S.a r.l.

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46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Company	Company	Company	Company	Company

AIGGRE Hill7 Investor	AIGGRE Livermore	AIGGRE Market Street II	AIGGRE North Getty	AIGGRE TX Hotel Frisco
LLC	Longfellow Investor LLC	LLC	Investor LLC	Owner, LLC
AIGGRE TX Hotel Las	AIGGRE TX Hotel Plano	AIGGRE TX Hotel San	AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate
Colinas Owner, LLC	Owner, LLC	Antonio Owner, LLC	Fund I	Fund I
AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong
Fund II	Fund II	Fund III		Branch
AIU Insurance Company	Akita, Inc.	Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC
American Athletic Club,	American General Annuity	American General	American General	American General
Inc.	Service Corporation	Assignment	Assignment Corporation	Insurance Agency, Inc.
American General Life Ins.	American General Life	American General Life	American General Life	American General Realty
Co. Non-Insulated	Insurance Co. - Insulat	Insurance Company	Services Company, LLC
American Home Assurance	American International	American International	American International	American International
Company	Facilities Management	Group, Inc.	Realty Corporation	Reinsurance
Applewood Funding Corp.	Arthur J. Glatfelter	Barnegat Funding Corp.	Blackboard Customer Care	Blackboard Insurance
	Agency, Inc.		Insurance Services	Company
Blackboard Services, LLC	Blackboard Specialty	Blackboard U.S. Holdings,	CAP Investor 1, LLC	CAP Investor 10, LLC
	Insurance Company	Inc.
CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC	CAP Investor 8, LLC	Charleston Bay SAHP
Corp.
Commerce and Industry	Connective Mortgage	Covenant Credit Partners,	Crop Risk Services, Inc.	Crossings SAHP Corp.
Insurance Company	Advisory Company	LLC
Curzon Funding Limited	Curzon Funding LLC	Curzon Street Funding	Design Professionals	DIL/SAHP Corp.
		Limited	Association
DSA P&C Solutions, Inc.	Eaglestone Reinsurance	EASTCHEAP	Eastgreen, Inc.	First Principles Capital
	Company	INVESTMENTS		Management, LLC
(CAYMAN) LIMITED
Flamebright Investment	Forest SAHP Corp.	Fortitude Group Holdings,	Fortitude Group Services,	Fortitude Life & Annuity
Limited		LLC	Inc.	Solutions, Inc.
Fortitude Reinsurance	Foundry Insurance	GIG of Missouri, Inc.	GIG Reinsurance	Glatfelter Claims
Company, Ltd.	Agency, Inc.		Company, Ltd.	Management, Inc.
Glatfelter Properties, LLC	Glatfelter Underwriting	Global Loss Prevention,	Global Loss Prevention,	Grand Savannah SAHP
	Services, Inc.	Inc.	Inc. [Canada]	Corp.
Granite State Insurance	Health Direct, Inc.	HOSPITAL PLAN	HPIS LIMITED	Illinois National Insurance
Company		INSURANCE SERVICES		Co.
Integrated Manufacturing	Knickerbocker Corporation	LBMA Equipment	Lexington Insurance	Livetravel, Inc.
Companies, Inc.		Services, Inc.	Company
LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited	MIP Mezzanine, LLC	MIP PE Holdings, LLC
Morefar Marketing, Inc.	Mt. Mansfield Company,	National Union Fire	National Union Fire	New Hampshire Insurance
	Inc.	Insurance	Insurance Company	Company
Pearce & Pearce, Inc.	Pine Street Real Estate	Prairie SAHP Corp.	Privilege Coventry	Privilege Coventry S.a r.l.
	Holdings Corp.		Holdings S.a r.l.
Raptor Funding Corp.	Rialto Melbourne Investor	Risk Specialists Companies	Rokland Limited	SA Affordable Housing,
	LLC			LLC
SA Investment Group, Inc.	SAAHP GP Corp.	SAFG Retirement	SAHP GA III - SC LLC	SAI Deferred
		Services, Inc.		Compensation Holdings,
Inc.
SCSP Corp.	Service Net Solutions of	Service Net Warranty, LLC	SLP Housing GPDNAC,	SNW Insurance Agency,
	Florida, LLC		LLC	LLC
Spruce Peak Realty, LLC	Stowe Mountain Holdings,	Stratford Insurance	SubGen NT, Inc.	SunAmerica Affordable
	Inc.	Company		Housing Partners, Inc.
SunAmerica Asset	SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets
Management, LLC	104, LLC	110, LLC	112, LLC	119, LLC

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47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Company	Company	Company	Company	Company
SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets,	SunAmerica Life	SunAmerica Retirement
150, LLC	163, LLC	LLC	Reinsurance Company	Markets, Inc.
Susquehanna Agents	The Glatfelter Agency, Inc.	The Insurance Company of	The United States Life	The United States Life
Alliance, LLC		the	Insurance	Insurance Company
The Variable Annuity Life	The Variable Annuity Life	The Variable Annuity Life	Travel Guard Americas	Travel Guard Americas,
- Insulated	- Non-Insulated	Insurance Company	LLC Sucursal Mexico	LLC
Travel Guard Americas,	Travel Guard Group, Inc.	Tudor Insurance Company	U G Corporation	VALIC Financial
LLC [Argentina]				Advisors, Inc.
VALIC Retirement	Validus America, Inc.	Validus Re Americas (New	Validus Reaseguros, Inc.	Validus Services, Inc.
Services Company		Jersey), Inc.
Validus Specialty	Validus Specialty, LLC	Volunteer Firemen's	Webatuck Corp.	Westco Claims
Underwriting Services, Inc.		Insurance Services, Inc.		Management Services, Inc.
Westco Insurance	Western World Insurance	Western World Insurance	X2 & X20 Holdings S.a r.l.
Managers, Inc.	Company	Group, Inc.

9.Capital and Surplus and Dividend Restrictions

A.Dividend Restrictions

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of ordinary dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2020, as of December 31, 2019 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2019 and 2018.

B.Capital & Surplus

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2019 and 2018 represented or reduced by each item below is as follows:

		As Adjusted*
Years Ended December 31,	2019	2018	2018
Unrealized gains and losses (net of taxes)	$130	$109	$148
Nonadmitted asset values	(102)	(217)	(216)
Provision for reinsurance	(16)	(30)	(30)
* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2019 and 2018.

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48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

10. Contingencies

A.Legal Proceedings

In the normal course of business, AIG and its subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In AIG's insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which its subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the establishment of loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, its subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, the Company establishes reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that has been recorded in its financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on the Company's financial position or results of operation.

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. The Company has cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B.Leases

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C.Other Commitments

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2019, the Company may be called upon for additional capital investments of up to $894.

At December 31, 2019 the Company had $247 of outstanding commitments related to various funding obligations associated with investments in commercial and residential mortgage loans.

D.Guarantees

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

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49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2019:

		Date Issued	Date	Policyholder	Invested	Estimated	Policyholders'
			Terminated	Obligations @	Assets @	Loss @	Surplus
Guaranteed Company				12/31/2019	12/31/2019	12/31/2019	12/31/2019
21st Century Advantage Insurance
Company (f/k/a AIG Advantage Insurance
Company )		12/15/1997	8/31/2009	$-	$21	$-	$22
21st Century North America Insurance
Company (f/k/a American International
Insurance Company )		11/5/1997	8/31/2009	10	600	-	599
21st Century Pinnacle Insurance Company

(f/k/a American International Insurance
Company of New Jersey)		12/15/1997	8/31/2009	1	19	-	20
AIG Edison Life Insurance Company (f/k/a

GE Edison Life Insurance Company)		8/29/2003	3/31/2011	7,073	92,212	-	2,045
American General Life and Accident	*

Insurance Company		3/3/2003	9/30/2010	1,464	187,639	-	6,289

American General Life Insurance Company	*
		3/3/2003	12/29/2006	7,723	187,639	-	6,289
American International Assurance	**

Company (Australia) Limited		11/1/2002	10/31/2010	443	1,799	-	574

Chartis Europe, S.A. (f/k/a AIG Europe,	*

S.A.)		9/15/1998	12/31/2012	4,143	6,947	-	1,849

AIG Seguros Mexico, S.A. de C.V. (f/k/a
AIG Mexico Seguros Interamericana, S.A.	*
de C.V.)		12/15/1997	3/31/2015	94	108	-	115
Chartis UK (f/k/a Landmark Insurance	*
Company, Limited (UK))		3/2/1998	11/30/2007	192	5,977	-	2,400

Farmers Insurance Hawaii (f/k/a AIG

Hawaii Insurance Company, Inc.)		11/5/1997	8/31/2009	-	26	-	25
Lloyd's Syndicate (1414) Ascot (Ascot
Underwriting Holdings Ltd.)		1/20/2005	10/31/2007	7	719	-	61
SunAmerica Annuity and Life Assurance

Company (Anchor National Life Insurance
Company)		1/4/1999	12/29/2006	729	187,639	-	6,289
SunAmerica Life Insurance Company
		1/4/1999	12/29/2006	2,102	187,639	-	6,289
The United States Life Insurance Company

in the City of New York		3/3/2003	4/30/2010	3,298	28,885	-	1,571
The Variable Annuity Life Insurance
Company		3/3/2003	12/29/2006	4,268	84,752	-	2,600
Total				$31,547	$972,621	$-	$37,037

* Current affiliates

**AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

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50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Joint and Several Liabilities

AIUI and the Company are jointly and severally obligated to the policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $13 and $20 of loss reserves in respect of such policies as of December 31, 2019 and 2018, respectively. As of December 31, 2019, if the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $8.

Each Pool member is also jointly and severally obligated to the other Pool members, in proportion to their pool share, in the event any other Pool member fails.

11. Other Significant Matters

A.Other Assets

As of December 31, 2019 and 2018, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets	2019	2018
Deposit accounting assets	10	11
Equities in underwriting pools and associations	43	(11)
Guaranty funds receivable on deposit	9	9
Loss funds on deposit	74	72
Other assets	87	78
Total other admitted assets	$223	$159

B.Other Liabilities

As of December 31, 2019 and 2018, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities	2019	2018
Accrued retrospective premiums	$15	$24
Deferred commission earnings	36	44
Paid loss clearing contra liability (loss reserve offset for paid claims)	(25)	(36)
Other accrued liabilities	152	221
Escrow Deposit Liability	132	83
Retroactive reinsurance reserves - ceded	(27)	(29)
Statutory contingency reserve	162	137
Escrow funds (NICO)	29	32
Total other liabilities	$474	$476

C.Other (Expense) Income

For the years ended December 31, 2019, 2018 and 2017, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other (expense)income	2019	2018	2017
Fee income on deposit programs	$2	$1	$4
Gain on sale of medical stop-loss business	-	-	91
Interest expense on reinsurance program	(111)	(148)	(54)
Other income(expense)	13	11	(2)
Total other(expense) income	$(96)	$(136)	$39

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51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D.Non- Cash items

For the years ended December 31, 2019, 2018 and 2017, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions	2019	2018	2017
Capital contribution from parent:
Return of Capital	(486)	-	-
Receivable	-	150	-
Funds Held:
Premiums collected	(36)	(62)	(313)
Benefit and loss related payments	195	(15)	229
Interest	(107)	(146)	(60)
Commissions	52	23	114
Funds Held	104	200	30
Intercompany Pooling Settlement:
Securities received	875	1,244	972
Securities transferred	(1,267)	(1,662)	(1,337)
Benefit and loss related payments	$(670)	$(268)	$(365)

E.Federal Home Loan Bank ("FHLB") Agreements

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $9 and $9 of stock in the FHLB at December 31, 2019 and 2018, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2019, the Company had an actual borrowing capacity of $1,167 based on qualified pledged collateral. At December 31, 2019, the Company had borrowings of $0 from the FHLB.

F.Insurance-Linked Securities

As of December 31, 2019 and 2018, the Company was not a ceding insurer in catastrophe bond reinsurance transactions in force.

G.Sale of Medical Stop-loss and Organ Transplant Business

On October 15, 2017, the Pool sold its medical stop-loss and organ transplant business and renewal rights to Tokio Marine HCC Life Insurance Company. The sale of the renewal rights resulted in a gain of $91 for the Company. In addition to the sale of the renewal rights, the Pool entered into a 100 percent quota share reinsurance agreement to cede the in-force liabilities of these businesses as of the transaction date, which resulted in a gain of $6.5 for the Company.

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52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

12. Subsequent Events

Subsequent events have been considered through April 17, 2020 for these Financial Statements issued on April 17, 2020.

Type I – Recognized Subsequent Events:

None.

Type II – Nonrecognized Subsequent Events:

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short-term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

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53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are included in Part B of this Registration Statement:
•	The Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of The Variable Annuity Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)(a)	Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979, establishing The Variable Annuity Life Insurance Company Separate Account A.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-97-001680.
(1)(b)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.	Incorporated by reference to Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003, Accession No. 0000950129-03-002382.
(2)	Not Applicable.
(3)	Distribution Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and AIG Capital Services, Inc. effective as of December 31, 2018.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2019, Accession No. 0001193125-19-128514.
(4)(a)	Form of Group Annuity Contract (Form GTS-VA-1).	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-98-001757.
(4)(b)	Form of Group Annuity Contract (Form GUP-64).	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-98-001757.
(4)(c)	Form of Group Annuity Contract (Form GUP-74).	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-98-001757.
(4)(d)	Contract Endorsement Form	Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2020.
(5)(a)	Form of Application for Annuity Contract Forms IFA-582, GFA-582, GUP 64/74 and GTSVA.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-98-001757.

Exhibit Number	Description	Location
5(b)	Form of Group Master Application for Group Unit Purchase Annuity (GUP 64/74).	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-98-001757.
5(c)	Form of Endorsement to Nonqualified Deferred Compensation Plan.	Incorporated by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2000, Accession No. 0000950129-00-002030.
(6)(a)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company effective as of April 28, 1989.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-97-001680.
(6)(b)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-97-001680.
6(c)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006.	Incorporated by reference to Initial Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.
(7)	Not Applicable.
(8)(a)	General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company.	Incorporated by reference to Post-Effective Amendment No. 62 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, Accession No. 0000354912-05-000048.
(8)(b)	Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006.	Incorporated by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2007, Accession No. 0000950134-07-009700.
(8)(c)(i)	Amended and Restated Unconditional Capital Maintenance Agreement Between American International Group, Inc. and The Variable Annuity Life Insurance Company effective February 18, 2014.	Incorporated by reference to Post-Effective Amendment No. 74 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2014, Accession No. 0001193125-14-172668.
(8)(c)(ii)	CMA Termination Agreement effective October 31, 2014.	Incorporated by reference to Post-Effective Amendment No. 45 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 2014, Accession No. 0001193125-14-452203.
(9)(a)	Opinion and Consent of Counsel for Depositor.	Incorporated by reference to Post-Effective Amendment No. 64 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, Accession No. 0000950129-05-010058.
(9)(b)	Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company.	Incorporated by reference to Post-Effective Amendment No. 64 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, Accession No. 0000950129-05-010058.
(10)	Consent of Independent Registered Public Accounting Firm — PricewaterhouseCoopers, LLP.	Filed herewith.
(11)	Not Applicable.

Exhibit Number	Description	Location
(12)	Not Applicable.
(13)	Calculation of standard and nonstandard performance information.	Incorporated by reference to Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 002-32783/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 18, 1997, Accession No. 0000950129-97-001637.
(14)(a)	Power of Attorney — The Variable Annuity Life Insurance Company.	Filed herewith.
(14)(b)	Power of Attorney — American Home Assurance Company.	Filed herewith.
(15)	Confidential Personal Data Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No.033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-96-000265.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (3)	Director, Chairman of the Board, Chief Executive Officer, and President
Katherine A. Anderson	Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer
Michael P. Harwood	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Robert J. Scheinerman	Director, Chief Executive Officer, Group Retirement
Terri N. Fiedler	Director
Todd A. McGrath	Executive Vice President and Chief Operating Officer
Shawn M. Duffy	Executive Vice President and Chief Distribution Officer
Glenn R. Harris	Executive Vice President
Eric S. Levy	Executive Vice President
William C. Kolbert (5)	Senior Vice President and Business Information Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Roger A. Craig	Senior Vice President and General Counsel
Christine A. Nixon (1)	Senior Vice President
Kara R. Boling	Senior Vice President, Operations
Christopher V. Muchmore (1)	Senior Vice President, Market Risk Management
Craig A. Anderson	Senior Vice President and Life Controller
Stewart R. Polakov (1)	Vice President
Julie Cotton Hearne	Vice President and Secretary
Manda Ghaferi (1)	Vice President
Christina M. Haley (1)	Vice President, Product Filing
Mary M. Newitt (1)	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Frank Kophamel	Vice President and Appointed Actuary
Mallary L. Reznik (1)	Vice President and Assistant Secretary
T. Clay Spires	Vice President and Tax Officer
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (4)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
Justin J.W. Caulfield (2)	Vice President and Treasurer
Edward P. Voit (6)	Vice President
Michelle D. Campion (3)	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller (3)	Vice President
Melissa H. Cozart	Privacy Officer
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Mark J. Happe	Vice President, 38a-1 Compliance Officer
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Laszlo Kulin (4)	Investment Tax Officer
Alireza Vaseghi (4)	Managing Director and Chief Operating Officer, Institutional Markets

(1)	21650 Oxnard Street, Woodland Hills, CA 91367
(2)	175 Water Street, New York, NY 10038
(3)	777 S. Figueroa Street, Los Angeles, CA 90017
(4)	80 Pine Street, New York, NY 10005
(5)	50 Danbury Road, Wilton, CT 06897
(6)	1 Oxford Center, 301 Grant Street, Suite 1200, Pittsburgh, PA 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contracts Owners
As of February 28, 2020, a date within 90 days prior to the date of filing, there were 98 non-qualified contracts and 15,403 qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Terri Nowak Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran(1)	Chief Financial Officer, Chief Operations Officer, Controller, Vice President and Treasurer
Michael Fortey(2)	Chief Compliance Officer
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks	Vice President, Tax Officer
T. Clay Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019.
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
a.	VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:
1.	To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
2.	To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;
3.	To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
b.	The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
c.	Additional Commitments
The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:
(1)	Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
(2)	Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;
(3)	Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;
(4)	Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.
The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.
The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:
(a)	include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;
(b)	include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c)	instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;
(d)	obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.
The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.
The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:
(a)	include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;
(b)	include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;
(c)	instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;
(d)	obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.
The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.
Undertakings of the Depositor Regarding Guarantor
During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company (“American Home Guarantee Period”), filed as an exhibit to this Registration Statement (the “American Home Guarantee”), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.
These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner’s rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner’s rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company (“American Home”).
Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.
During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner’s request.
As of December 29, 2006 at 4:00 p.m. Eastern Time (the “Point of Termination”), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2020.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

        CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer and President	April 24, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	April 24, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	April 24, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	April 24, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 24, 2020

*JONATHON J. NOVAK JONATHON J. NOVAK	Director and Chief Executive Officer, Institutional Markets	April 24, 2020

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Office, Individual Retirement	April 24, 2020

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	April 24, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 24, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 24, 2020

SIGNATURES
American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the April 24, 2020.
AMERICAN HOME ASSURANCE COMPANY
BY:  /s/   BRIAN GREENSPAN

        BRIAN GREENSPAN
        VICE PRESIDENT
This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*DAVID H. MCELROY DAVID H. MCELROY	Director, President, CEO and Chairman of the Board of Directors	April 24, 2020

*ALEXANDER R. BAUGH ALEXANDER R. BAUGH	Director and Executive Vice President	April 24, 2020

*THOMAS A. BOLT THOMAS A. BOLT	Director and Executive Vice President	April 24, 2020

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director and Chief Financial Officer	April 24, 2020

*BARBARA LUCK BARBARA LUCK	Director	April 24, 2020

*KENNETH J. RIEGLER KENNETH J. RIEGLER	Director and Senior Vice President	April 24, 2020

*ANTHONY VIDOVICH ANTHONY VIDOVICH	Director and Executive Vice President	April 24, 2020

*BY: /s/ BRIAN GREENSPAN BRIAN GREENSPAN ATTORNEY-IN-FACT (Exhibit to the Registration Statement)	Director	April 24, 2020